      AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON APRIL 27, 2017.

                                                            FILE NOS. 333-213339
                                                                       811-08810
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                 ------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933


                              Pre-Effective Amendment No.                   []




                             Post-Effective Amendment No. 1                [X]


                                     and/or

                             REGISTRATION STATEMENT
                              UNDER THE INVESTMENT
                              COMPANY ACT OF 1940


                                  Amendment No. 4                          [X]


                        (CHECK APPROPRIATE BOX OR BOXES)

                                 ------------

                          FS VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)


        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                              (Name of Depositor)


                                175 WATER STREET
                            NEW YORK, NEW YORK 10038
             (Address of Depositor's Principal Offices) (Zip Code)


       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 996-9786


                              MANDA GHAFERI, ESQ.
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                              21650 OXNARD STREET
                        WOODLAND HILLS, CALIFORNIA 91367
      (Name and Address of Agent for Service for Depositor and Registrant)


Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective:

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485

[X]  on May 1, 2017 pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered: Units of interest in FS Variable Separate Account of The United States Life Insurance Company in the City of New York under variable annuity contracts.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                          FS VARIABLE SEPARATE ACCOUNT


                             CROSS REFERENCE SHEET


                              PART A -- PROSPECTUS


                                   ITEM NUMBER
                                   IN FORM N-4                                                     CAPTION
---------------------------------------------------------------------------------- ---------------------------------------
1.    Cover Page..................................................................  Cover Page
2.    Definitions.................................................................  Glossary
3.    Synopsis....................................................................  Highlights; Fee Tables; Maximum and
                                                                                    Minimum Expense Examples; The Polaris
                                                                                    Advisory Income Variable Annuity;
                                                                                    Purchasing a Polaris Advisory Income
                                                                                    Variable Annuity
4.    Condensed Financial Information.............................................  Appendix - Condensed Financial
                                                                                    Information
5.    General Description of Registrant, Depositor and Portfolio Companies........  Other Information; Investment Options
6.    Deductions..................................................................  Fee Table; Expenses
7.    General Description of Variable Annuity Contracts...........................  The Polaris Advisory Income Variable
                                                                                    Annuity; Purchasing a Polaris Advisory
                                                                                    Income Variable Annuity; Investment
                                                                                    Options
8.    Annuity Period..............................................................  Annuity Income Options
9.    Death Benefit...............................................................  Death Benefits
10.   Purchases and Contract Value................................................  Purchasing a Polaris Advisory Income
                                                                                    Variable Annuity;
                                                                                    Access to Your Money
11.   Redemptions.................................................................  Access To Your Money
12.   Taxes.......................................................................  Taxes
13.   Legal Proceedings...........................................................  Other Information
14.   Table of Contents of Statement of Additional Information....................  Contents of
                                                                                    Statement of Additional Information


                 PART B -- STATEMENT OF ADDITIONAL INFORMATION

Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.


                    ITEM NUMBER
                    IN FORM N-4                                     CAPTION
--------------------------------------------------- --------------------------------------
15.   Cover Page...................................  Cover Page
16.   Table of Contents............................  Table of Contents
17.   General Information and History..............  The Polaris Advisory Income Variable
                                                     Annuity (P);
                                                     Separate Account and the Company;
                                                     General Account (P);
                                                     Investment Options (P);
                                                     Other Information (P)
18.   Services.....................................  Other Information (P);
                                                     Financial Statements
19.   Purchase of Securities Being Offered.........  Purchasing a Polaris Advisory Income
                                                     Variable Annuity (P)
20.   Underwriters.................................  Distribution of Contracts;
                                                     Other Information
21.   Calculation of Performance Data..............  Performance Data
22.   Annuity Payments.............................  Annuity Income Options (P);
                                                     Annuity Income Payments; Annuity Unit
                                                     Values
23.   Financial Statements.........................  Other Information (P);
                                                     Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                [POLARIS ADVISORY INCOME VARIABLE ANNUITY LOGO]
                                   PROSPECTUS


                                  MAY 1, 2017

              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

                              issued by Depositor

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

             in all states except in New York where it is issued by

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                               in connection with

                           VARIABLE SEPARATE ACCOUNT

                                      and

                          FS VARIABLE SEPARATE ACCOUNT

This variable annuity has several investment choices - Variable Portfolios (which are subaccounts of the separate account). Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Underlying Funds are part of the Anchor Series Trust, Goldman Sachs Variable Insurance Trust, Seasons Series Trust and SunAmerica Series Trust.

Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity, including a description of all material features of the contract.

IF YOU ARE CONSIDERING FUNDING A TAX-QUALIFIED RETIREMENT PLAN (E.G., IRAS, 401K OR 403B PLANS) WITH AN ANNUITY, YOU SHOULD KNOW THAT AN ANNUITY DOES NOT PROVIDE ANY ADDITIONAL TAX DEFERRAL TREATMENT OF EARNINGS BEYOND THE TREATMENT PROVIDED BY THE TAX-QUALIFIED PLAN ITSELF. YOU SHOULD FULLY DISCUSS THIS DECISION WITH YOUR INVESTMENT ADVISOR.


To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2017. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-7862 or write to us at our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570.


In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.

VARIABLE ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



UNDERLYING FUNDS:                                  MANAGED BY:
  American Funds Asset Allocation SAST             Capital Research and Management Company(1)
  Asset Allocation                                 Edge Asset Management, Inc.
  Asset Allocation: Diversified Growth             Putnam Investment Management, LLC
  Balanced                                         J.P. Morgan Investment Management Inc.
  Corporate Bond                                   Federated Investment Management Company
  Global Bond                                      Goldman Sachs Asset Management International
  Goldman Sachs VIT Government Money Market Fund   Goldman Sachs Asset Management, L.P.
  Government and Quality Bond                      Wellington Management Company LLP
  Managed Allocation Balanced                      SunAmerica Asset Management, LLC
  Managed Allocation Growth                        SunAmerica Asset Management, LLC
  Managed Allocation Moderate                      SunAmerica Asset Management, LLC
  Managed Allocation Moderate Growth               SunAmerica Asset Management, LLC
  Real Return                                      Wellington Management Company LLP
  SA BlackRock Multi-Asset Income                  BlackRock Investment Management, LLC
  SA BlackRock VCP Global Multi Asset Portfolio    BlackRock Investment Management, LLC
  SA Index Allocation 90/10 Portfolio              SunAmerica Asset Management, LLC
  SA Index Allocation 80/20 Portfolio              SunAmerica Asset Management, LLC
  SA Index Allocation 60/40 Portfolio              SunAmerica Asset Management, LLC
  SA JPMorgan MFS Core Bond                        J.P. Morgan Investment Management Inc. and Massachusetts
                                                   Financial Services Company
  SA MFS Total Return                              Massachusetts Financial Services Company
  SA Schroders VCP Global Allocation Portfolio     Schroder Investment Management North America Inc.
  SA T. Rowe Price VCP Balanced Portfolio          T. Rowe Price Associates, Inc.
  Strategic Multi-Asset                            Wellington Management Company LLP
  SunAmerica Dynamic Allocation Portfolio          SunAmerica Asset Management, LLC and AllianceBernstein L.P.
  SunAmerica Dynamic Strategy Portfolio            SunAmerica Asset Management, LLC and AllianceBernstein L.P.
  Ultra Short Bond Portfolio                       Dimensional Fund Advisors LP


(Underlying Funds continued on next page)


UNDERLYING FUNDS:                               MANAGED BY:
  VCP Managed Asset Allocation SAST Portfolio   Capital Research and Management Company(1)
  VCP Total Return Balanced Portfolio           Pacific Investment Management Company LLC
  VCP Value Portfolio                           Invesco Advisers, Inc.


1 Capital Research and Management Company manages the corresponding Master Fund
  (defined under GLOSSARY below) in which the Underlying Fund invests. The investment advisor of the Feeder Funds is SAAMCo.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------







GLOSSARY....................................................   3
HIGHLIGHTS..................................................   5
FEE TABLE...................................................   7
      Maximum Owner Transaction Expenses....................   7
      Contract Maintenance Fee..............................   7
      Separate Account Charges..............................   7
      Additional Living Benefit Fees........................   7
        Polaris Income Plus Fee.............................   7
        Polaris Income Plus Daily Fee.......................   7
      Total Annual Portfolio Operating Expenses.............   7
MAXIMUM AND MINIMUM EXPENSE EXAMPLES........................   9
THE POLARIS ADVISORY INCOME
  VARIABLE ANNUITY..........................................  10
PURCHASING A POLARIS ADVISORY INCOME
  VARIABLE ANNUITY..........................................  10
      Allocation of Purchase Payments.......................  11
      Accumulation Units....................................  12
      Free Look.............................................  12
      Exchange Offers.......................................  13
      Important Information for Military Servicemembers.....  13
INVESTMENT OPTIONS..........................................  13
      Variable Portfolios...................................  13
        Goldman Sachs Variable Insurance Trust..............  14
        Anchor Series Trust.................................  14
        Seasons Series Trust................................  14
        SunAmerica Series Trust.............................  14
      Substitution, Addition or Deletion of Variable
        Portfolios..........................................  17
      Dollar Cost Averaging Fixed Accounts..................  17
      Dollar Cost Averaging Program.........................  17
      Transfers During the Accumulation Phase...............  17
      Automatic Asset Rebalancing Program...................  20
      Voting Rights.........................................  20
ACCESS TO YOUR MONEY........................................  20
      Systematic Withdrawal Program.........................  21
      Minimum Contract Value................................  21
      Qualified Contract Owners.............................  21
LIVING BENEFITS.............................................  21
      Polaris Income Plus and Polaris Income Plus Daily.....  23
ADDITIONAL IMPORTANT INFORMATION
  APPLICABLE TO LIVING BENEFITS.............................  32
DEATH BENEFITS..............................................  34
      Beneficiary Continuation Programs.....................  35
      Death Benefit Defined Terms...........................  36
      Standard Death Benefit................................  36
      Optional Return of Purchase Payment Death Benefit.....  36
      Optional Maximum Anniversary Value Death Benefit......  36
      Spousal Continuation..................................  37
EXPENSES....................................................  37
      Third Party Investment Advisor........................  37
      Separate Account Charges..............................  38
      Underlying Fund Expenses..............................  38
      Transfer Fee..........................................  38
      Living Benefit Fees...................................  38
      Polaris Income Plus and Polaris Income Plus Daily
        Living Benefit Fee..................................  38
      Polaris Income Plus and Polaris Income Plus Daily
        Living Benefit Withdrawal Charge....................  39
      Optional Return of Purchase Payment Death Benefit
        Fee.................................................  39
      Optional Maximum Anniversary Value Death Benefit
        Fee.................................................  39
      Premium Tax...........................................  39
      Income Taxes..........................................  39
      Reduction or Elimination of Fees, Expenses and
        Additional Amounts Credited.........................  39
PAYMENTS IN CONNECTION WITH DISTRIBUTION OF
  THE CONTRACT..............................................  39
ANNUITY INCOME OPTIONS......................................  40
      The Income Phase......................................  40


      Annuity Income Options................................  41
      Fixed or Variable Annuity Income Payments.............  41
      Annuity Income Payments...............................  41
      Transfers During the Income Phase.....................  42
      Deferment of Payments.................................  42
TAXES.......................................................  42
      Annuity Contracts in General..........................  42
      Tax Treatment of Distributions - Non-Qualified
        Contracts...........................................  43
      Tax Treatment of Distributions - Qualified Contracts..  43
      Required Minimum Distributions........................  44
      Tax Treatment of Death Benefits.......................  45
      Tax Treatment of Living Benefits......................  45
      Contracts Owned by a Trust or Corporation.............  45
      Foreign Account Tax Compliance ("FATCA")..............  45
      Other Withholding Tax.................................  45
      Gifts, Pledges and/or Assignments of a Contract.......  45
      Diversification and Investor Control..................  46
OTHER INFORMATION...........................................  46
      The Distributor.......................................  46
      The Company...........................................  46
      The Separate Account..................................  47
      The General Account...................................  47
      Financial Statements..................................  47
      Administration........................................  48
      Legal Proceedings.....................................  48
      Registration Statements...............................  48
CONTENTS OF STATEMENT OF ADDITIONAL
  INFORMATION...............................................  49
APPENDIX A - DEATH BENEFITS FOLLOWING SPOUSAL
  CONTINUATION.............................................. A-1
APPENDIX B - FORMULA AND EXAMPLES OF
  CALCULATIONS OF THE POLARIS INCOME PLUS
  AND POLARIS INCOME PLUS DAILY FEE......................... B-1
APPENDIX C - LIVING BENEFITS EXAMPLES....................... C-1
APPENDIX D - STATE CONTRACT AVAILABILITY AND/OR
  VARIABILITY............................................... D-1



                                       2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    GLOSSARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNIVERSARY VALUE - The contract value on any Benefit Year Anniversary. The Continuation Contribution, if applicable, is included in the calculation of Anniversary Values.

ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.

ANNUITY DATE - The date you select on which annuity income payments begin.

ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.

BENEFICIARY - The person you designate to receive any benefits under the contract if you or, in the case of a non-natural Owner, the Annuitant dies. If your contract is jointly owned, you and the joint Owner are each other's primary Beneficiary.

BENEFIT EFFECTIVE DATE - The date the Living Benefit is elected. The Benefit Effective Date is the same as the contract issue date.

BENEFIT QUARTER - Each consecutive 3 month period starting on the Benefit Effective Date.

BENEFIT YEAR - Each consecutive one year period starting on the Benefit Effective Date.

COMPANY - Refers to American General Life Insurance Company ("AGL") or The United States Life Insurance Company in the City of New York ("US Life") for contracts issued in New York only, the insurer that issues this contract. The term "we," "us" and "our" are also used to identify the issuing Company.

CONTINUATION CONTRIBUTION - An amount by which the death benefit that would have been paid to the spousal Beneficiary upon the death of the original Owner exceeds the contract value as of the Good Order date. We will contribute this amount, if any, to the contract value upon spousal continuation.

CONTINUING SPOUSE - Spouse of original contract owner at the time of death who elects to continue the contract after the death of the original contract owner.

COVERED PERSON(S) - The person, or persons, whose lifetime withdrawals are guaranteed under the Living Benefit.

EXCESS WITHDRAWAL - Any withdrawal, or portion of a withdrawal, that is taken in a Benefit Year which exceeds the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable.

FEEDER FUNDS - Each of the following Feeder Funds invests exclusively in shares of a corresponding Master Fund: American Funds Asset Allocation SAST and VCP Managed Asset Allocation SAST Variable Portfolios.

FUND-OF-FUNDS - An Underlying Fund that pursues its investment goal by investing its assets in a combination of other Underlying Funds.


GENERAL ACCOUNT - The Company's account, which includes any amounts you have allocated to the Secure Value Account, including any interest credited thereon, and amounts owed under your contract for death and/or Living Benefits which are in excess of portions of contract value allocated to the Variable Portfolios.

GOOD ORDER - Fully and accurately completed forms, which are valid, including any necessary supplementary documentation, applicable to any given transaction or request received by us.

INCOME BASE - The Income Base is used to determine the fee and the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable.

INCOME CREDIT BASE - For Polaris Income Plus only, the Income Credit Base is used solely as a basis for calculating the Income Credit during the Income Credit Period.

INCOME PHASE - The period upon annuitization during which we make annuity income payments to you.

INSURABLE INTEREST - Evidence that the Owner(s), Annuitant(s) or Beneficiary(ies) will suffer a financial loss at the death of the life that triggers the death benefit. Generally, we consider an interest insurable if a familial relationship and/or an economic interest exists. A familial relationship generally includes those persons related by blood or by law. An economic interest exists when the Owner has a lawful and substantial economic interest in having the life, health or bodily safety of the insured life preserved.

LATEST ANNUITY DATE - The first NYSE business day of the month following your 95th birthday.

LIVING BENEFIT(S) - Polaris Income Plus(R) and Polaris Income Plus Daily(SM)


MARKET CLOSE - The close of the New York Stock Exchange on business days, excluding holidays, usually at 1:00 p.m. Pacific Time.


MASTER FUNDS - Funds of the American Funds Insurance Series in which the Feeder Funds invest.

MAXIMUM ANNUAL WITHDRAWAL AMOUNT - The maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero without reducing the Income Base and the Income Credit Base, if applicable.

NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").


NYSE - New York Stock Exchange.

OWNER - The person or entity (if a non-natural owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.

PURCHASE PAYMENTS - The money you give us to buy and invest in the contract.


PURCHASE PAYMENTS LIMIT - $1,000,000.

QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.

SECURE VALUE ACCOUNT - A fixed account to which we allocate a percentage of every Purchase Payment and Continuation Contribution. Fixed accounts are obligations of the General Account and earn a fixed rate of return.



                                       3

SEPARATE ACCOUNT - A segregated asset account maintained by the Company separately from the Company's General Account. The Separate Account consists of Variable Portfolios or subaccounts, each investing in shares of the Underlying Funds.

TRUSTS - Collectively refers to the Anchor Series Trust, Goldman Sachs Variable Insurance Trust, Seasons Series Trust, and SunAmerica Series Trust.

UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.

VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.


                                       4

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




The Polaris Advisory Income Variable Annuity is a contract between you and the Company that is designed for those who have hired an investment advisor to provide investment advice for a fee. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of Variable Portfolios. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to help provide for your retirement.

FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever longer period is required in your state), and not be charged the Benefit Withdrawal Charge. You will receive whatever your contract is worth on the day that we receive your request if received before Market Close. If the free look request is received after Market Close, you will receive whatever your contract is worth as of the close of the next NYSE business day. The amount refunded may be more or less than your original Purchase Payments. We will return your original Purchase Payments if required by law. PLEASE SEE FREE LOOK IN THE PROSPECTUS.

EXPENSES: There are fees and charges associated with the contract. We deduct separate account charges which equal 0.40% annually of the average daily value of your contract allocated to the Variable Portfolios. If you elect certain optional death benefits, we charge additional fees. There are investment management fees and other expenses of the Underlying Funds on amounts invested in the Variable Portfolios. Your investment advisor may charge a fee for advice provided. The fee charged by your investment advisor is separate from and in addition to the fees and charges detailed in this prospectus and is covered by a separate agreement between you and your investment advisor. PLEASE SEE THE FEE TABLE, PURCHASING A POLARIS ADVISORY INCOME VARIABLE ANNUITY AND EXPENSES IN THE PROSPECTUS.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. A Benefit Withdrawal Charge applies to the Living Benefit features. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.

LIVING BENEFITS: You must elect one of the Living Benefits available under your contract for an additional fee. These Living Benefits are designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. These benefits can provide a guaranteed income stream during the Accumulation Phase that may last as long as you live. Electing a Living Benefit will require you to invest in accordance with certain investment requirements. Investing within these requirements may potentially limit the performance of your investment and may also reduce the likelihood that you will need to rely on the protection offered by these benefits.

You should consider the impact of Excess Withdrawals on the Living Benefit you elect. Withdrawals in excess of the allowable amount can have a detrimental impact on the guaranteed benefit and may incur a Benefit Withdrawal Charge. In addition, if an Excess Withdrawal reduces your contract value to zero, your contract will terminate and no further benefits are payable. PLEASE SEE LIVING BENEFITS IN THE PROSPECTUS.


DEATH BENEFIT: A Contract Value death benefit is included for no additional fee and in addition, an election of either a Return of Purchase Payment or Maximum Anniversary Value death benefit is available for an additional fee. These benefits are payable to your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.


ANNUITY INCOME OPTIONS: When you switch to the Income Phase, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS.

INQUIRIES: If you have questions about your contract, call your financial representative or contact us at Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570. Telephone Number: (800) 445-7862 and website (www.aig.com/annuities). PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.

ALL MATERIAL STATE VARIATIONS ARE DESCRIBED IN APPENDIX D - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.


                                       5


THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR INVESTMENT ADVISOR TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.

IF YOU WOULD LIKE INFORMATION REGARDING HOW MONEY IS SHARED AMONG OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND RECEIVED FROM CERTAIN INVESTMENT ADVISORS OF THE UNDERLYING FUNDS, PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.


                                       6

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   FEE TABLE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




THE FOLLOWING INFORMATION DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE MAXIMUM OWNER TRANSACTION EXPENSES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THE CONTRACT, OR TRANSFER CONTRACT VALUE BETWEEN INVESTMENT OPTIONS.


MAXIMUM OWNER TRANSACTION EXPENSES


BENEFIT WITHDRAWAL CHARGE(1)..... 3%

TRANSFER FEE

$25 per transfer after the first 15 transfers in any contract year.


PREMIUM TAX(2)..... 3.5%

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.


CONTRACT MAINTENANCE FEE..... None

SEPARATE ACCOUNT CHARGES
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)



  Separate Account Charge(3)........................ 0.40%
  Return of Purchase Payment Death Benefit, if
     elected........................................ 0.15%
  Maximum Anniversary Value Death Benefit Fee, if
     elected........................................ 0.40%
                                                     ----
     Maximum Separate Account Annual Expenses....... 0.80%
                                                     ====



ADDITIONAL LIVING BENEFIT FEES

You must elect one of the following Living Benefits, Polaris Income Plus or Polaris Income Plus Daily below, each of which are guaranteed minimum withdrawal benefits:



POLARIS INCOME PLUS FEE
(calculated as a percentage of the Income Base)(4)




                                                   MAXIMUM
                                INITIAL ANNUAL     ANNUAL
NUMBER OF COVERED PERSONS         FEE RATE(5)    FEE RATE(5)
------------------------------ ---------------- ------------
  For One Covered Person......      1.10%          2.20%
  For Two Covered Persons.....      1.35%          2.70%



POLARIS INCOME PLUS DAILY FEE

(calculated as a percentage of the Income Base)(4)



                                                   MAXIMUM
                                INITIAL ANNUAL     ANNUAL
NUMBER OF COVERED PERSONS         FEE RATE(5)    FEE RATE(5)
------------------------------ ---------------- ------------
  For One Covered Person......      1.25%          2.20%
  For Two Covered Persons.....      1.45%          2.70%


TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES

(AS OF DECEMBER 31, 2016)


THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES (INCLUDING MASTER FUND EXPENSES, IF APPLICABLE) CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.



TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES     MINIMUM(6)   MAXIMUM(6)
-------------------------------------------- ------------ -----------
(expenses that are deducted from
Underlying Fund assets, including
management fees and other expenses, if
applicable).................................    0.30%        1.76%



FOOTNOTES TO THE FEE TABLE:

 1 A Benefit Withdrawal Charge is assessed against contract value if either of the following events occur: 1) Excess Withdrawal or 2) Contract Surrender. The charge declines over 4 years as follows:


NUMBER OF FULL BENEFIT YEARS ELAPSED SINCE CONTRACT ISSUE
  DATE......................................................   0    1    2    3   4+
  Charge*................................................... 3%   2%   2%   1%   0%

   * Assessed as a percentage of the withdrawal amount in excess of Maximum Annual Withdrawal Amount, or upon full surrender assessed as a percentage of the Contract Value in excess of Maximum Annual Withdrawal Amount.

 2 If applicable, state premium taxes of up to 3.5% may also be deducted when you begin the Income Phase. Please see PREMIUM TAX and APPENDIX D - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.


 3 If you do not elect the Return of Purchase Payment or Maximum Anniversary
   Value death benefits, your total separate account annual expenses would be 0.40%. If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct an annual Separate Account Charge of 0.40% which is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. PLEASE SEE EXTENDED LEGACY PROGRAM UNDER DEATH BENEFITS BELOW.


 4 The fee is calculated as a percentage of the Income Base which determines the basis for the guaranteed Living Benefit. The annual fee is deducted from contract value at the end of the first quarter following election and quarterly thereafter. For a complete description of how the Income Base is calculated, please see LIVING BENEFITS below.


                                       7


 5 The Initial Annual Fee Rate is guaranteed not to change for the first
   Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table below. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums identified in the Fee Table and the minimums described below.PLEASE SEE APPENDIX B -- FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS AND POLARIS INCOME PLUS DAILY FEE.


 Due to the investment requirements associated with the Living Benefit, a portion of your assets may be invested in the SA BlackRock VCP Global Multi Asset Portfolio, SA Schroders VCP Global Allocation Portfolio, SA T. Rowe Price VCP Balanced Portfolio, SunAmerica Dynamic Allocation Portfolio, SunAmerica Dynamic Strategy Portfolio, VCP Managed Asset Allocation SAST Portfolio, VCP Total Return Balanced Portfolio or VCP Value Portfolio. Each of these Variable Portfolios utilizes an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the market is in a prolonged state of higher volatility, your fee rate may be increased due to VIX indexing and each of these Variable Portfolios may decrease its exposure to equity markets, thereby reducing the likelihood that you will achieve a higher Anniversary Value. Conversely, when the market is in a prolonged state of lower volatility, your fee rate may be decreased and each of these Variable Portfolios may increase its exposure to equity markets, providing you with the potential to achieve a higher Anniversary Value.


                                               MAXIMUM ANNUALIZED
                                              FEE RATE DECREASE OR
                             MINIMUM ANNUAL   INCREASE EACH BENEFIT
NUMBER OF COVERED PERSONS       FEE RATE            QUARTER*
   One Covered Person            0.60%            (+or-)0.25%
   Two Covered Persons           0.60%            (+or-)0.25%

   * The fee rate can increase or decrease no more than 0.0625% each quarter (0.25%/ 4).


 6 The maximum expense is for an Underlying Fund of Anchor Series Trust, as of its fiscal year ended December 31, 2016. There is a contractual agreement with Anchor Series Trust under which it will waive 0.85% of its fee and the fee is 0.91% after the waiver. If the fee waiver was reflected in the maximum expense, the expense would be 0.91%. The contractual agreement with Anchor Series Trust will continue until at least April 30, 2018 and may not be terminated prior to that date without the approval of the Anchor Series Trust Board of Trustees. The minimum expense is for an Underlying Fund of Goldman Sachs Variable Insurance Trust as of its fiscal year ended December 31, 2016. There is a contractual agreement with Goldman Sachs Variable Insurance Trust under which it will waive 0.12% of its fee and the fee is 0.18% after the waiver. If the fee waiver was reflected in the minimum expense, the expense would be 0.18%. The contractual agreement with Goldman Sachs Variable Insurance Trust will continue until at least April 30, 2018 and may not be terminated prior to that date without the approval of the Goldman Sachs Variable Insurance Trust Board of Trustees.



                                       8

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.


The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be the amounts set forth in the tables below.




MAXIMUM EXPENSE EXAMPLES

(assuming separate account annual expenses of 0.80% (including the optional Maximum Anniversary Value death benefit), the Polaris Income Plus Daily feature (for the first year calculated at the initial annual fee rate of 1.45% and at the maximum annual fee rate of 2.70% for remaining years) and investment in an Underlying Fund with total expenses of 1.76%*)


(1)   If you surrender your contract at the end of the applicable time period:



 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
  $619     $1,587      $2,451      $5,084


(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:



  1 YEAR      3 YEARS     5 YEARS     10 YEARS
----------   ---------   ---------   ---------
  $319,      $1,387      $2,451      $5,084



MINIMUM EXPENSE EXAMPLES

(assuming minimum separate account annual expenses of 0.40%, the Polaris Income Plus feature (for the first year calculated at the initial annual fee rate of 1.10% and at the maximum annual fee rate of 2.20% for remaining years) no election of optional features and investment in an Underlying Fund with total expenses of 0.30%**)



(1)   If you surrender your contract at the end of the applicable time period:



 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
  $471     $983        $1,421      $3,136


(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:



 1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------   ---------   ---------   ---------
  $171     $783        $1,421      $3,136



EXPLANATION OF EXPENSE EXAMPLES



1. The Maximum Expense Examples reflect the highest possible combination of charges. The purpose of the Expense Examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The Expense Examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.

2. In addition to the stated assumptions, the Expense Examples also assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.


3. If you elected the optional Return of Purchase Payment death benefit or the standard death benefit, your expenses would be lower than those shown in the Maximum Expense Examples. The Maximum Expense Examples assume that the Income Base, which is used to calculate the Polaris Income Plus Daily fee, equals contract value, that no withdrawals are taken during the stated period, there are two Covered Persons and that the annual maximum fee rate of 2.70% has been reached after the first year, and the assessment of the Benefit Withdrawal Charge on the full amount of the surrender.


4. If you elected optional features, you do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.


* The 1 year Maximum Expense Example reflects the Anchor Series Trust 0.85% fee waiver.

** The 1 year Minimum Expense Example reflects the Goldman Sachs Variable Insurance Trust 0.12% fee waiver.



THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


AS OF THE DATE OF THIS PROSPECTUS, CONDENSED FINANCIAL INFORMATION IS NOT YET AVAILABLE.


                                       9

 ------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                          THE POLARIS ADVISORY INCOME

                                VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

When you purchase a variable annuity, a contract exists between you and the Company. You are the Owner of the contract. The contract provides several main benefits:

     o Living Benefit: The Company guarantees to provide a guaranteed income stream, with additional benefits under the feature you must elect, in the event your contract value declines due to unfavorable investment performance and withdrawals within the feature's parameters.

     o Death Benefit: If you die during the Accumulation Phase, the Company pays a death benefit to your Beneficiary.

     o Guaranteed Income: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select.

     o Tax Deferral: This means that you do not pay taxes on your earnings from the contract until you withdraw them.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other insurance features and benefits, which may be valuable to you. You should fully discuss this decision with your investment advisor.

This variable annuity was developed to help you plan for your retirement. In the Accumulation Phase, it can help you build assets on a tax-deferred basis. In the Income Phase, it can provide you with guaranteed income through annuity income payments.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.

For more information on investment options available under this contract, PLEASE SEE INVESTMENT OPTIONS BELOW.

As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. PLEASE SEE TAXES BELOW. Additionally, you may be assessed a Benefit Withdrawal Charge on the Living Benefit if certain events occur, PLEASE SEE FEE TABLE ABOVE. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your investment advisor prior to purchase.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      PURCHASING A POLARIS ADVISORY INCOME

                                VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

The following chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. FOR FURTHER EXPLANATION, PLEASE SEE TAXES BELOW.


                     MINIMUM
 MINIMUM INITIAL    SUBSEQUENT
    PURCHASE         PURCHASE
    PAYMENT*         PAYMENT
    $25,000        $500

* If you purchased your contract through certain broker-dealers, the minimum initial Purchase Payment may be higher than the amounts shown in this table.

We will not accept subsequent Purchase Payments from contract owners age 81 or older. We will not accept subsequent Purchase Payments on or after the first contract anniversary.

We reserve the right to refuse any Purchase Payment. Furthermore, we reserve the right to require Company approval prior to accepting Purchase Payments greater than the Purchase Payments Limit as defined in the Glossary. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept any Purchase Payment. Purchase Payments that would cause total Purchase Payments in all contracts issued by AGL and/or US Life to the same Owner and/or Annuitant to exceed the Purchase Payments Limit may also be subject to Company pre-approval. The terms creating any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.


NON-NATURAL OWNERSHIP

A trust, corporation or other non-natural entity may only purchase this contract if such entity has sufficiently demonstrated an Insurable Interest in the Annuitant selected. FOR MORE INFORMATION ON NON-NATURAL OWNERSHIP, PLEASE SEE TAXES BELOW.

At its sole discretion, the Company reserves the right to decline to issue this contract to certain entities.

Various considerations may apply with respect to non-natural ownership of this contract including but not limited to estate planning, tax consequences and the propriety of this contract as an investment consistent with a non-natural Owner's organizational documentation. You


                                       10



should consult with your tax and/or legal advisor in connection with non-natural ownership of this contract.


MAXIMUM ISSUE AGE

We will not issue a contract to anyone age 81 or older on the contract issue date. We will not accept subsequent Purchase Payments from contract owners age 81 or older and we will not accept subsequent Purchase Payments on or after the first contract anniversary. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. PLEASE SEE TAXES BELOW. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR SPECIFIC INFORMATION.


TERMINATION OF THE CONTRACT FOR MISSTATEMENT AND/OR FRAUD

The Company reserves the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the contract.


JOINT OWNERSHIP

We allow this contract to be jointly owned by spouses (as determined for federal tax law purposes). The age of the older Owner is used to determine the availability of most age driven benefits. The addition of a joint Owner after the contract has been issued is contingent upon prior review and approval by the Company.

Certain states require that the benefits and features of the contract be made available to domestic or civil union partners ("Domestic Partners") who qualify for treatment as, or are equal to, spouses under state law. There are also states that require us to issue the contract to non-spousal joint Owners. However, non-spousal joint Owners (which can include Domestic Partners) who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or investment advisor as, under current tax law, they are not eligible for spousal continuation of the contract. Therefore, the ability of such non-spousal joint Owners to fully benefit from certain benefits and features of the contract, such as Living Benefit(s) that guarantee withdrawals over two lifetimes may be limited. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR A LIST OF STATES THAT REQUIRE THAT BENEFITS AND FEATURES BE MADE TO DOMESTIC OR CIVIL UNION PARTNERS.


ASSIGNMENT OF THE CONTRACT/CHANGE OF OWNERSHIP

You may assign this contract before beginning the Income Phase by sending a written request to us at the Annuity Service Center for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We will not be bound by any assignment until written notice is processed by us at our Annuity Service Center and you have received confirmation. We are not responsible for the validity, tax or other legal consequences of any assignment. An assignment will not affect any payments we may make or actions we may take before we receive notice of the assignment.

We reserve the right not to recognize any assignment if it changes the risk profile of the owner of the contract, as determined in our sole discretion, if no Insurable Interest exists or if not permitted by the Internal Revenue Code. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS ON THE TAX CONSEQUENCES OF AN ASSIGNMENT. You should consult a qualified tax adviser before assigning the contract.


ALLOCATION OF PURCHASE PAYMENTS

In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments. Thus, if we have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will be priced as of the time they are received by the broker-dealer. However, if we do not have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will not be priced until they are received by us. You assume any risk in market fluctuations if you submit your Purchase Payment directly to a broker-dealer that is not deemed our agent, should there be a delay in that broker-dealer delivering your Purchase Payment to us. Please check with your investment advisor to determine if his/her broker-dealer has an agreement with the Company that deems the broker-dealer an agent of the Company.

An initial Purchase Payment will be priced within two NYSE business days after it is received by us in Good Order if the Purchase Payment is received before Market Close. If the initial Purchase Payment is received in Good Order after Market Close, the initial Purchase Payment will be priced within two NYSE business days after the next NYSE business day. We allocate your initial Purchase Payment as of the date such Purchase Payment is priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within five NYSE business days, we will send your money back to you, or obtain your permission to keep your money until we get the information necessary to issue the contract.


                                       11



Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Purchase Payment is received in Good Order after Market Close, it will be priced as of the next NYSE business day. We invest your subsequent Purchase Payments in the Variable Portfolios according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the Purchase Payment according to your allocation instructions on file. PLEASE SEE INVESTMENT OPTIONS BELOW.

Purchase Payments submitted by check can only be accepted by the Company at the Payment Centers at the following addresses:

American General Life Insurance Company
Annuity Service Center
P.O. Box 100330
Pasadena, CA 91189-0330

US Life (New York contracts only)
Annuity Service Center
P.O. Box 100357
Pasadena, CA 91189-0357

Purchase Payments sent to the Annuity Service Center will be forwarded and priced when received at the Payment Center.

Overnight deliveries of Purchase Payments can only be accepted at the following address:

American General Life Insurance Company
Annuity Service Center
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-1750

US Life (New York contracts only)
Annuity Service Center
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-1750

Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the Payment Center.


ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we process your Purchase Payment, as described under ALLOCATION OF PURCHASE PAYMENTS above, if before that day's Market Close, or on the next NYSE business day's unit value if we process your Purchase Payment after that day's Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We determine the value of each Accumulation Unit at the close of the NYSE every NYSE business day, by multiplying the Accumulation Unit value for the immediately preceding NYSE business day by a factor for the current NYSE business day. The factor is determined by:

     1. dividing the net asset value per share of the Underlying Fund at the end of the current NYSE business day, plus any dividend or capital gains per share declared on behalf of the Underlying Fund as of that day, by the net asset value per share of the Underlying Fund for the previous NYSE business day; and

     2.   multiplying it by one minus all applicable daily asset based charges.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.


     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.

Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.


FREE LOOK

You may cancel your contract within ten days after receiving it. We call this a "free look." Your state may require a longer free look period. Please check your contract or with your investment advisor. To cancel, you must mail the contract along with your written free look request to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570.

If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request in Good Order at the Annuity Service Center, if received before Market Close. If the free look request is received after Market Close, you will receive whatever your contract is worth as of the close of the next NYSE business day. Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look.

If your contract was issued either in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your


                                       12



contract on the day we receive your request in Good Order at the Annuity Service Center. With respect to these contracts, we reserve the right to invest your money in a money market or similar portfolio during the free look period. If we place your money in a money market or similar portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR INFORMATION ABOUT THE FREE LOOK PERIOD IN YOUR STATE.


EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.


IMPORTANT INFORMATION FOR MILITARY SERVICEMEMBERS

If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing. Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers' Group Life Insurance program (also referred to as "SGLI"). More details may be obtained on-line at the following website: www.insurance.va.gov. This contract is not offered or provided by the Federal Government and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract. No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               INVESTMENT OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

VARIABLE PORTFOLIOS


The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts we offer.

The Underlying Funds offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment advisor's or subadvisor's reputation and tenure, brand recognition, the alignment of the investment objectives of an Underlying Fund with our hedging strategy, performance and the capability and qualification of each investment firm. Another factor we may consider is whether the Underlying Fund or its service providers (i.e., the investment advisor and/or subadvisor(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

We review the Underlying Funds periodically and may make changes if we determine that an Underlying Fund no longer satisfies one or more of the selection criteria and/or if the Underlying Fund has not attracted significant allocations from contract owners.

Certain Underlying Funds offered under this Contract have similar investment objectives to other Underlying Funds managed by the same advisor or subadvisor. The investment results of the Underlying Funds, however, may be higher or lower than such other Underlying Funds. We do not guarantee or make any representation that the investment results of any of the Underlying Funds will be comparable to the investment results of any other Underlying Fund managed by the same investment advisor or subadvisor.

Certain Underlying Funds invest substantially all their assets in other Underlying Funds. These arrangements are referred to as Fund-of-Funds or Master-Feeder Funds, as defined below. Fund-of-Funds and Master-Feeder Funds require you to pay fees and expenses at both fund levels. Expenses for a Fund-of-Funds may be higher than that for other funds because a Fund-of-Funds bears its own expenses and indirectly bears its proportionate share of expenses of the Underlying Funds held in the Fund-of-Funds structure. As a result, you will pay higher fees and expenses under the Fund-of-Funds structure than if you invested directly in each of the Underlying Funds held in the Fund-of-Funds structure. This will reduce your investment return.

Certain Underlying Funds advised by our affiliate employ risk management strategies that are intended to control the Underlying Funds' overall volatility and to reduce the downside exposure of the Underlying Funds during significant market downturns. These risk management techniques help us to manage our financial exposure in connection with certain guaranteed benefits and could limit the upside participation of these Underlying Funds in rising equity markets relative to other Underlying Funds.

From time to time, certain Variable Portfolio names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Variable Portfolio's prior name.

You are responsible for allocating Purchase Payments to the Variable Portfolios as appropriate for your own individual


                                       13



circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Underlying Funds you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports. Please consult your independent investment advisor regarding which of these Variable Portfolios are appropriate for your risk structure.

The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.

We do not provide investment advice, nor do we recommend or endorse any particular Underlying Fund. The Underlying Funds along with their respective advisors are listed below.


     GOLDMAN SACHS VARIABLE INSURANCE TRUST -- CLASS INSTITUTIONAL SHARES

     Goldman Sachs Asset Management, L.P. is the investment advisor to Goldman Sachs Variable Insurance Trust ("GST").


     SAAMCO MANAGED TRUSTS

     We offer Underlying Funds of the Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust (the "SAAMCo Managed Trusts") at least in part because they are managed by SunAmerica Asset Management, LLC ("SAAMCo"), an affiliate of the Company. SAAMCo engages subadvisors to provide investment advice for the Underlying Funds. The Company and/or its affiliates may be subject to certain conflicts of interest as the Company may derive greater revenues from Variable Portfolios offered by a Trust managed by an affiliate than certain other available Variable Portfolios.


     ANCHOR SERIES TRUST -- CLASS 1 SHARES

     SAAMCo is the investment advisor and various managers are the subadvisor to Anchor Series Trust ("AST").


     SEASONS SERIES TRUST -- CLASS 1 SHARES

     SAAMCo is the investment advisor and various managers are subadvisors to Seasons Series Trust ("SST").

     SUNAMERICA SERIES TRUST -- CLASS 1 SHARES

     SAAMCo is the investment advisor and various managers are the subadvisors to SunAmerica Series Trust ("SAST").


            MASTER-FEEDER FUNDS

            SAST also offers Master-Feeder Funds. Capital Research and Management Company is the investment advisor of the Master Fund in which the Feeder Funds invest. SAAMCo is the investment advisor to the Feeder Funds.

            Unlike other Underlying Funds, the Feeder Funds do not buy individual securities directly. Rather, each Feeder Fund invests all of its investment assets in a corresponding Master Fund of American Funds Insurance Series ("AFIS"), which invests directly in individual securities.

            Under the Master-Feeder structure, you pay the fees and expenses of both the Feeder Fund and the Master Fund. As a result, you will pay higher fees and expenses under a Master-Feeder structure than if you invested in an Underlying Fund that invests directly in the same individual securities as the Master Fund. We offer other variable annuity contracts which include Variable Portfolios that invest directly in the Master Funds without investing through a Feeder Fund and they currently assess lower fees and expenses than the Master-Feeder Funds.
            Each Feeder Fund may withdraw all its assets from a Master Fund if the Board of Directors ("Board") of the Feeder Fund determines that it is in the best interest of the Feeder Fund and its shareholders to do so. If a Feeder Fund withdraws its assets from a Master Fund and the Board of the Feeder Fund approved SAAMCo as investment advisor to the Feeder Fund, SAAMCo would be fully compensated for its portfolio management services. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION for more discussion of the Master-Feeder structure.


            SUNAMERICA DYNAMIC ALLOCATION PORTFOLIO AND SUNAMERICA DYNAMIC STRATEGY PORTFOLIO

            SAST also offers the SunAmerica Dynamic Allocation Portfolio (the "Dynamic Allocation Portfolio") and the SunAmerica Dynamic Strategy Portfolio ("Dynamic Strategy Portfolio"). SAAMCo is the investment advisor of the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio. AllianceBernstein L.P. is the subadvisor (the "Subadvisor") of a component of each of the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio. The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each invest part of their assets as a Fund-of-Funds that in turn invest in Underlying Funds of the SAAMCo Managed Trusts.


                                       14



            The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each have a managed volatility strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees provided by the Living Benefits under the contract. In addition, the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio may enable the Company to more efficiently manage its financial risks associated with guarantees like the living and death benefits, due in part to a formula developed by the Company and provided by SAAMCo to the Subadvisor. This managed volatility strategy may reduce the incidence of extreme outcomes including the probability of large gains or losses. As a result, this risk management strategy could limit the upside participation in strong, increasing markets as compared to a portfolio without such a strategy. The formula used by the Subadvisor may change over time based on proposals by the Company. Any changes to the formula proposed by the Company will be implemented only if they are approved by the investment advisor and the Portfolio's Board of Trustees, including a majority of the Independent Trustees. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS.

            SA BLACKROCK VCP GLOBAL MULTI ASSET PORTFOLIO
            SA SCHRODERS VCP GLOBAL ALLOCATION PORTFOLIO
            SA T. ROWE PRICE VCP BALANCED PORTFOLIO
            VCP MANAGED ASSET ALLOCATION SAST PORTFOLIO
            VCP TOTAL RETURN BALANCED PORTFOLIO
            VCP VALUE PORTFOLIO

            The Portfolios listed above each utilize a managed volatility strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees provided by the Living Benefits under the contract. In addition, these Variable Portfolios may enable the Company to more efficiently manage its financial risks associated with guarantees, like the living and death benefits because this managed volatility strategy reduces the incidence of extreme outcomes including the probability of large gains or losses. As a result, this risk management strategy could limit the upside participation in strong, increasing markets as compared to a portfolio without such a strategy. PLEASE SEE THE APPLICABLE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE SUNAMERICA SERIES TRUST AND THE AMERICAN FUNDS INSURANCE SERIES MASTER FUND FOR DETAILS.


YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS. YOU MAY OBTAIN A COPY OF THESE PROSPECTUSES FOR THE TRUSTS BY CALLING OUR ANNUITY SERVICE CENTER AT
(800) 445-7862 OR BY VISITING OUR WEBSITE AT WWW.AIG.COM/GETPROSPECTUS. YOU MAY ALSO OBTAIN INFORMATION ABOUT THE UNDERLYING FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT WWW.SEC.GOV.


           (PLEASE SEE NEXT PAGE FOR FULL LIST OF INVESTMENT OPTIONS)

                                       15



UNDERLYING FUNDS                                  MANAGED BY:                                       TRUST    ASSET CLASS
-----------------------------------------------   ----------------------------------------------   -------   -----------------
American Funds Asset Allocation SAST              Capital Research and Management Company          SAST      ASSET ALLOCATION
Asset Allocation                                  Edge Asset Management, Inc.                      AST       ASSET ALLOCATION
Asset Allocation: Diversified Growth              Putnam Investment Management, LLC                SST       ASSET ALLOCATION
Balanced                                          J.P. Morgan Investment Management Inc.           SAST      ASSET ALLOCATION
Corporate Bond                                    Federated Investment Management Company          SAST      BOND
Global Bond                                       Goldman Sachs Asset Management International     SAST      BOND
Goldman Sachs VIT Government Money Market         Goldman Sachs Asset Management, L.P.             GST       CASH
 Fund
Government and Quality Bond                       Wellington Management Company LLP                AST       BOND
Managed Allocation Balanced                       SunAmerica Asset Management, LLC                 SST       ASSET ALLOCATION
Managed Allocation Growth                         SunAmerica Asset Management, LLC                 SST       ASSET ALLOCATION
Managed Allocation Moderate                       SunAmerica Asset Management, LLC                 SST       ASSET ALLOCATION
Managed Allocation Moderate Growth                SunAmerica Asset Management, LLC                 SST       ASSET ALLOCATION
Real Return                                       Wellington Management Company LLP                SST       BOND
SA BlackRock Multi-Asset Income                   BlackRock Investment Management, LLC             AST       ASSET ALLOCATION
SA BlackRock VCP Global Multi Asset Portfolio     BlackRock Investment Management, LLC             SAST      ASSET ALLOCATION
SA Index Allocation 90/10                         SunAmerica Asset Management, LLC                 SAST      ASSET ALLOCATION
SA Index Allocation 80/20                         SunAmerica Asset Management, LLC                 SAST      ASSET ALLOCATION
SA Index Allocation 60/40                         SunAmerica Asset Management, LLC                 SAST      ASSET ALLOCATION
SA JPMorgan MFS Core Bond                         J.P. Morgan Investment Management Inc. and       SAST      BOND
                                                  Massachusetts Financial Services Company
SA MFS Total Return*                              Massachusetts Financial Services Company         SAST      ASSET ALLOCATION
SA Schroders VCP Global Allocation Portfolio      Schroder Investment Management North America     SAST      ASSET ALLOCATION
                                                  Inc.
SA T. Rowe Price VCP Balanced Portfolio           T. Rowe Price Associates, Inc.                   SAST      ASSET ALLOCATION
Strategic Multi-Asset                             Wellington Management LLP                        AST       ASSET ALLOCATION
SunAmerica Dynamic Allocation Portfolio           SunAmerica Asset Management, LLC and             SAST      ASSET ALLOCATION
                                                  AllianceBernstein L.P.
SunAmerica Dynamic Strategy Portfolio             SunAmerica Asset Management, LLC and             SAST      ASSET ALLOCATION
                                                  AllianceBernstein L.P.
Ultra Short Bond Portfolio                        Dimensional Fund Advisors LP                     SAST      BOND
VCP Managed Asset Allocation SAST Portfolio       Capital Research and Management Company          SAST      ASSET ALLOCATION
VCP Total Return Balanced Portfolio               Pacific Investment Management Company LLC        SAST      ASSET ALLOCATION
VCP Value Portfolio                               Invesco Advisers, Inc.                           SAST      ASSET ALLOCATION

* SA MFS Total Return is an equity fund seeking reasonable current income, long term capital growth and conservation of capital.

                                       16



SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract Owners, and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.



DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging fixed account(s) ("DCA Fixed Account"), if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600 and for the 12-month DCA Fixed Account is $1,200. Purchase Payments less than these minimum amounts will automatically be allocated to available investment options according to your instructions or your current allocation instructions on file.

DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA Program. PLEASE SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to available investment options over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts will never be less than the minimum guaranteed interest rate specified in your contract. The minimum guaranteed interest rate can vary but is never lower than 1%. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to available investment options. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.


DOLLAR COST AVERAGING PROGRAM

The DCA Program allows you to invest gradually in available investment options at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio or DCA Fixed Account ("source account") to any available investment options ("target account"). Transfers occur on a monthly periodic schedule. The minimum transfer amount under the DCA Program is $100 per transaction, regardless of the source account. Transfers resulting from your participation in the DCA Program are not counted towards the number of free transfers per contract year.

The DCA Fixed Accounts only accept initial and subsequent Purchase Payments because they are offered as source accounts exclusively to facilitate the DCA Program for a specified time period. You may not make a transfer from a Variable Portfolio into a DCA Fixed Account.

You may terminate the DCA Program at any time. If you terminate the DCA Program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file. Upon notification of your death, we will terminate the DCA Program unless your Beneficiary instructs us otherwise and we will transfer the remaining money according to the current allocation instructions on file.

The DCA Program is designed to lessen the impact of market fluctuations on your investment. However, the DCA Program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA Program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.


     EXAMPLE OF DCA PROGRAM:

     Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA Program and purchase Accumulation Units at the following values:


 MONTH     ACCUMULATION UNIT VALUE     UNITS PURCHASED
   1                $ 7.50                   100
   2                $ 5.00                   150
   3                $10.00                    75
   4                $ 7.50                   100
   5                $ 5.00                   150
   6                $ 7.50                   100

     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY TIME AND WE WILL PROVIDE YOU NOTICE AT LEAST 30 DAYS PRIOR TO MODIFICATION, SUSPENSION OR TERMINATION OF THE DCA PROGRAM. IN THE EVENT OF SUSPENSION OR TERMINATION OF THE DCA PROGRAM, WE WILL TRANSFER THE REMAINING MONEY ACCORDING TO YOUR CURRENT DCA TARGET ALLOCATIONS ON FILE.


TRANSFERS DURING THE ACCUMULATION PHASE

Subject to our rules, restrictions and policies described below, during the Accumulation Phase you may transfer funds among the Variable Portfolios subject to the Company's and the Underlying Funds' short term trading policies, by telephone (800) 445-7862, through the Company's website (www.aig.com/annuities), by United States Postal Service first-class mail ("U.S. Mail") addressed to our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570 or by facsimile. All transfer instructions submitted via facsimile must be sent to (818) 615-1543; otherwise they will not be considered


                                       17



received by us. We may accept transfers by telephone or the internet unless you tell us not to on your contract application. If your contract was issued in the state of New York, we may accept transfers by telephone if you complete and send the Telephone Transfer Agreement form to our Annuity Service Center. When receiving instructions over the telephone or the internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

We cannot guarantee that we will be able to accept telephone, fax and/or internet transfer instructions at all times. Any telephone, fax or computer system, whether it is yours, your broker-dealer's, or ours, can experience outages or delays for a variety of reasons and may prevent our processing of your transfer request. We reserve the right to modify, suspend or terminate telephone, fax and/or internet transfer privileges at any time and we will notify you prior to exercising the right of suspension. If telephone, fax and/or internet access is unavailable, you must make your transfer request in writing by U.S. Mail to our Annuity Service Center.

Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next NYSE business day.

Funds already in your contract cannot be transferred into the DCA Fixed
Accounts.

You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio after a transfer, that amount must be transferred as well.

There is no charge for your first 15 transfers in any contract year. We charge for transfers in excess of 15 in any contract year. The fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing Programs are not counted towards the number of free transfers per contract year.


SHORT-TERM TRADING POLICIES


We do not want to issue this variable annuity contract to contract Owners engaged in frequent trading or trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract Owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or
(3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.


We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.

The first 5 transfers in a rolling 6-month look-back period ("6-Month Rolling Period") can be made by telephone, through the Company's website, or in writing by mail or by facsimile. The 5th transfer in a 6-Month Rolling Period triggers the U.S. Mail method of transfer. Therefore, once you make the 5th transfer in a 6-Month Rolling Period, all transfers must be submitted by U.S. Mail for 6-months following the date of the 5th transfer ("Standard U.S. Mail Policy").


For example, if you made a transfer on August 17, 2017 and within the previous six months (from February 18, 2017 forward) you made 5 transfers including the August 17th transfer, then all transfers made for six months after August 17, 2017 must be submitted by U.S. Mail (from August 18, 2017 through February 17,
2018).


We will not accept transfer requests sent by any other medium except U.S. Mail during this 6-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.

All transfers made on the same day prior to Market Close are considered one transfer request for purposes of applying the Short-Term Trading policy and calculating the number of free transfers. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing Programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.

We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts as described below.

We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading. However, we may become aware of transfer patterns among the Variable Portfolios which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to: (1) impose further limits on the size, manner, number and/or frequency of transfers you can make; (2) impose minimum holding periods; (3) reject any Purchase Payment or transfer request;
(4) terminate your transfer privileges; and/or (5) request that you surrender your contract. We


                                       18



will notify you in writing if your transfer privileges are modified, suspended or terminated. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:

     (1)    the number of transfers made in a defined period;

     (2)    the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     (6) the history of transfer activity in the contract or in other contracts we may offer; and/or

     (7) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.


Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract Owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict. You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all Owners of this contract. We do not enter into agreements with contract Owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract Owners utilizing third party trading services/strategies performing asset allocation services for a number of contract Owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.


Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.


UNDERLYING FUNDS' SHORT-TERM TRADING POLICIES

Please note that the Underlying Funds have their own policies and procedures with respect to frequent purchases and redemptions of their respective shares which may be more or less restrictive than ours. We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Underlying Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee. We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason. The prospectuses for the Underlying Funds describe these procedures, which may be different among Underlying Funds and may be more or less restrictive than our policies and procedures.

Under rules adopted by the SEC, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity. In addition, we are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.


Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term Trading, there may be a negative impact to the Owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect transfer requests from Owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.



TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.


                                       19



AUTOMATIC ASSET REBALANCING PROGRAM

Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Automatic Asset Rebalancing typically involves shifting portions of your money into and out of investment options so that the resulting allocations are consistent with your current investment instructions for no additional charge. Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year.

If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make such transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios resulting from your transfer which will replace any previous rebalancing instructions you may have provided ("Default Rebalancing Instructions"). You may change any applicable Default Rebalancing Instructions at any time by contacting the Annuity Service Center.

We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements applicable to the Living Benefit you elected, we will revert to the last compliant instructions on file and we will notify you of such reversion. In addition, any amount of your investment allocated to the Secure Value Account cannot be rebalanced. PLEASE SEE LIVING BENEFITS BELOW.

Upon notification of your death, we will terminate the Automatic Asset Rebalancing Program unless your Beneficiary instructs us otherwise. However, automatic asset rebalancing will continue as a requirement of a Living Benefit that remains in effect pursuant to your Spousal Beneficiary's election of Spousal Continuation.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU 30 DAYS PRIOR TO EXERCISING THAT RIGHT. IN THE EVENT OF MODIFICATION, WE WILL ADMINISTER THE PROGRAM ACCORDING TO THE PARAMETERS OF THE MODIFICATION. IN THE EVENT OF SUSPENSION OR TERMINATION OF THE PROGRAM, WE WILL NO LONGER ADMINISTER THE PROGRAM AND YOUR INVESTMENTS WILL NO LONGER BE REBALANCED.


VOTING RIGHTS


The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. As a result of this proportionate voting, the vote of a small number of contract Owners can determine the outcome of a vote. Should we determine that we are no longer required to vote in the manner described above, we will vote the shares in our own right.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

You can access money in your contract by making a systematic, partial, or total withdrawal (surrender), and/or by receiving annuity income payments during the Income Phase. PLEASE SEE ANNUITY INCOME OPTIONS BELOW. Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next NYSE business day.

If you take a withdrawal that exceeds the Maximum Annual Withdrawal Amount under the Living Benefit you have elected, the amount of the withdrawal that exceeds the Maximum Annual Withdrawal Amount will be treated as an Excess Withdrawal for purposes of calculating your Income Base, Income Credit Base, if applicable, and future income payments.

A Benefit Withdrawal Charge may apply if either of the following occur during the first 4 Benefit Years:

1) Excess Withdrawal; or

2) Contract Surrender.


PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS" AND "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS DAILY?" UNDER LIVING BENEFITS BELOW.


If you surrender your contract, we may also deduct any premium taxes, if applicable. PLEASE SEE EXPENSES BELOW.

Under most circumstances, the minimum amount you can withdraw is $1,000. We require that the value left in any Variable Portfolio be at least $100 after the withdrawal, and your total contract value must be at least $2,500. The request for withdrawal must be in writing and sent to the Annuity Service Center. For withdrawals of $500,000 and more, you are required to include a signature guarantee issued by your broker-dealer which verifies the validity of your signature. Unless you provide us with different instructions, partial withdrawals will be made proportionately from each Variable Portfolio in which you are invested. In the event that a proportionate partial withdrawal would cause the value of any Variable Portfolio or DCA Fixed Account investment to be less than $100, we will contact you to obtain alternate instructions on how to structure the withdrawal.

Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. PLEASE SEE TAXES BELOW. Under certain Qualified plans, access to the money in your contract may be restricted.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.


                                       20



SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal Program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these withdrawals to your bank account is also available. The minimum amount of each withdrawal is $100. There must be at least $2,500 remaining in your contract at all times, or withdrawals may be discontinued. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age 59 1/2. A Benefit Withdrawal Charge may apply if the total amount of the periodic withdrawals in any year exceeds the Maximum Annual Withdrawal Amount permitted in that year for the Living Benefit you have elected. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND SEE EXPENSES BELOW.

Please contact our Annuity Service Center which can provide the necessary enrollment forms.

Upon notification of your death, we will terminate the Systematic Withdrawal Program unless your Beneficiary instructs us otherwise.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU PRIOR TO EXERCISING THAT RIGHT.


MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if your contract value is less than $2,500 as a result of withdrawals and/or fees and charges. We will provide you with 60 days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.

Withdrawals taken under the parameters of the Living Benefit feature you elected that reduce contract value below the minimum contract value will not terminate your contract. PLEASE SEE LIVING BENEFITS BELOW.


QUALIFIED CONTRACT OWNERS

Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. PLEASE SEE TAXES BELOW for a more detailed explanation.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                LIVING BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

OVERVIEW OF LIVING BENEFITS

The Living Benefits are designed to help you create a guaranteed income stream based on a series of withdrawals you may take from your contract that may last as long as you live, or as long as you and your spouse live. As long as you take these withdrawals within the parameters of the Living Benefit, you may receive a guaranteed income stream for life even if the entire contract value has been reduced to zero. Alternatively, you should know that you may also receive annuity income payments for life if you annuitize your contract. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

You must elect one of the Living Benefits at the time of contract issue, both of which are guaranteed minimum withdrawal benefits, for an additional fee. Living Benefits may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. You may never need to rely on this protection as the benefit's value is dependent on your contract's performance, your withdrawal activity and your longevity. Though the Living Benefits offer additional protections, the additional fee associated with the benefits has the impact of reducing the net investment return.

A Benefit Withdrawal Charge will be assessed if either of the following occur during the first 4 Benefit Years:

1) Excess Withdrawal; or

2) Contract Surrender.

Please read carefully the more detailed description of each Living Benefit following the summary for information regarding how the benefit works, its availability, applicable restrictions, fees and additional considerations. YOU SHOULD CONSIDER EACH LIVING BENEFIT THOROUGHLY AND UNDERSTAND IT COMPLETELY BEFORE DECIDING WHICH LIVING BENEFIT TO ELECT.

Below is a summary of the key features of the Living Benefits offered in your contract followed by a glossary of defined terms used to describe the Living Benefits.


POLARIS INCOME PLUS(R) offers guaranteed lifetime income plus the opportunity to increase income by locking in the greater of either the contract's Highest Anniversary Value, or an Income Base with an annual Income Credit. If you elect Polaris Income Plus, you may choose from Income Options 1, 2 or 3.


The annual 6.0% Income Credit is an amount we may add to the Income Base each year for the first 12 Benefit Years. The 6.0% Income Credit is reduced but not eliminated in any Benefit Year in which cumulative withdrawals are less than 6.0% of the Income Base and not greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected, thereby providing a guarantee that income can increase during the first 12 years even after starting withdrawals. After the first 12 years, only the Highest Anniversary Value increase may be available. In addition, if you do not take any withdrawals during the first 12 years, you will be eligible for the Minimum Income Base on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to 200% of the first Benefit Year's total Purchase Payments.


POLARIS INCOME PLUS DAILY(SM) offers guaranteed lifetime income plus the opportunity to increase income by locking in Step-up Values. Prior to the first withdrawal, Income Base step-ups, if any, occur on a daily basis. After the first withdrawal, Income Base step-ups, if any, occur only on Benefit Year Anniversaries, looking back at the prior Benefit Year's Step-up Values. In addition, if you do not take any withdrawals prior to the specified Benefit Year Anniversary, you will be eligible for the Minimum Income Base on the Benefit Year Anniversary. The Minimum Income Base is a specified percentage of the first Benefit Year's Purchase Payments. However, if you take a withdrawal during the Minimum Income Base Period, you are no longer eligible for any further adjustments to your Minimum Income Base. The



                                       21




Minimum Income Base structure differs from that which is available on Polaris Income Plus. If you elect Polaris Income Plus Daily, you may choose from Income Options 1, 2, or 3.



GENERAL INFORMATION APPLICABLE TO ALL LIVING BENEFITS

You must invest in accordance with investment requirements outlined below.

This product may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or other tax-qualified plans. We will not accept subsequent Purchase Payments on or after the first contract anniversary.

This product is designed for individuals and their spouses who are seeking participation in the growth potential of the stock market and desire protection features that provide guaranteed lifetime/retirement income. The Living Benefits are designed to provide the contract owner(s) lifetime income with the flexibility to start income at any time. The guaranteed rising income component available on Polaris Income Plus offers an additional benefit to those starting income soon after the contract is issued. Unlike Polaris Income Plus, Polaris Income Plus Daily does not offer guaranteed rising income. Polaris Income Plus Daily allows the contract owner greater flexibility of investment options while providing the ability for the Income Base to step up more frequently to Step-up Values. If a contract is jointly owned by non-spousal joint Owners (which can include Domestic Partners) and either Owner dies, the surviving Owner must make an election in accordance with the death benefit provisions of the contract in compliance with the IRC, which terminates the Living Benefit. PLEASE SEE DEATH BENEFITS BELOW. Accordingly, the surviving Owner may not receive the full benefit of the Living Benefit.

Please note that not all of these Living Benefits may be available through the broker-dealer with which your investment advisor is affiliated. Please check with your investment advisor for availability and additional restrictions.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the Living Benefit is treated for income tax purposes, you should consult a qualified tax adviser concerning your particular circumstances. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

We will not accept subsequent Purchase Payments on or after the 1st contract anniversary from your contract issue date.


LIVING BENEFIT DEFINED TERMS

ANNIVERSARY VALUE
The contract value on any Benefit Year Anniversary. The Continuation Contribution, if applicable, is included in the calculation of Anniversary Values. PLEASE SEE SPOUSAL CONTINUATION BELOW.

BENEFIT EFFECTIVE DATE
The date the Living Benefit is elected. The Benefit Effective Date is the same as the contract issue date.

BENEFIT QUARTER
Each consecutive 3 month period starting on the Benefit Effective Date.

BENEFIT QUARTER ANNIVERSARY
The date following each consecutive 3 month period starting on the Benefit Effective Date. If the next Benefit Quarter Anniversary has no corresponding date, then the Benefit Quarter Anniversary will be deemed to be the following day.

For example, if a Benefit Quarter Anniversary is November 29, the next Benefit Quarter Anniversary would be February 29 of the following year; however, in a non-Leap Year, there is no corresponding date. Therefore, the next Benefit Quarter Anniversary would be March 1.

BENEFIT YEAR
Each consecutive one year period starting on the Benefit Effective Date.

BENEFIT YEAR ANNIVERSARY
The date on which each Benefit Year begins.

CONTRACT YEAR
Each consecutive one year period starting on the contract issue date.

COVERED PERSON(S)
The person, or persons, whose lifetime withdrawals are guaranteed under the Living Benefit.

EXCESS WITHDRAWAL
Any withdrawal, or portion of a withdrawal, that is taken in a Benefit Year which exceeds the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable. This withdrawal may include, but is not limited to, any withdrawal in a Benefit Year taken after the maximum amount allowed. An Excess Withdrawal will cause the Income Base, Income Credit Base, if applicable, and the Maximum Annual Withdrawal Amount to be recalculated. A Benefit Withdrawal Charge will be imposed on withdrawals taken in excess of the Maximum Annual Withdrawal Amount and on contract surrender during the first 4 Benefit Years.

HIGHEST ANNIVERSARY VALUE
For Polaris Income Plus only, the current Anniversary Value that is greater than (1) all previous Anniversary Values; and (2) Purchase Payments received prior to the first contract anniversary.

INCOME BASE
The Income Base is used to determine the fee and the maximum amount that may be withdrawn each Benefit Year without reducing the Income Base and Income Credit Base, if applicable. The Income Base is also used to determine the amount paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero.


                                       22



INCOME CREDIT
For Polaris Income Plus only, an amount that may be added to the Income Base during the Income Credit Period as shown in the following table:


                         INCOME CREDIT
                    (AS A PERCENTAGE OF THE                INCOME
 LIVING BENEFIT       INCOME CREDIT BASE)            CREDIT AVAILABILITY
 Polaris                     6.0%              Available during the first 12
 Income Plus                                    Benefit Years -- the Income
                                                 Credit is REDUCED in years
                                                   withdrawals are taken
 Polaris                Not available                  Not available
 Income Plus
 Daily

INCOME CREDIT BASE
For Polaris Income Plus only, the Income Credit Base is used solely as a basis for calculating the Income Credit during the Income Credit Period.

INCOME CREDIT PERIOD
For Polaris Income Plus only, the period of time over which we calculate the Income Credit, which is the first 12 Benefit Years.

INVESTMENT REQUIREMENTS
We will allocate a certain percentage of every Purchase Payment and Continuation Contribution, if any, to the Secure Value Account. The remaining amount of every Purchase Payment and Continuation Contribution, if any, must be allocated by you in accordance with the investment options outlined below.

MAXIMUM ANNUAL WITHDRAWAL AMOUNT
The maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero without reducing the Income Base and the Income Credit Base, if applicable.

MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE
The percentage used to determine the Maximum Annual Withdrawal Amount available for withdrawal each Benefit Year while the contract value is greater than zero.

MINIMUM INCOME BASE
For Polaris Income Plus only, the guaranteed minimum amount equal to 200% of the first Benefit Year's Purchase Payments to which the Income Base will be increased on the 12th Benefit Year Anniversary provided no withdrawals are taken before the 12th Benefit Year Anniversary.


For Polaris Income Plus Daily only, the guaranteed minimum amount is specified as a percentage of the first Benefit Year's Purchase Payments and is available during the Minimum Income Base period provided no withdrawals are taken prior to each Benefit Year Anniversary during the Minimum Income Base period. The Minimum Income Base structure differs from that which is currently available on the Polaris Income Plus living benefit as follows:




      MINIMUM INCOME BASE PERIOD            MINIMUM INCOME BASE PERCENTAGE
 (IF NO WITHDRAWALS ARE TAKEN PRIOR TO    (AS A PERCENTAGE OF THE 1ST BENEFIT
     THE BENEFIT YEAR ANNIVERSARY)             YEAR'S PURCHASE PAYMENT)
 1st Benefit Year Anniversary                                           105%
 2nd Benefit Year Anniversary                                           110%
 3rd Benefit Year Anniversary                                           115%
 4th Benefit Year Anniversary                                           120%
 5th Benefit Year Anniversary                                           125%
 6th Benefit Year Anniversary                                           130%
 7th Benefit Year Anniversary                                           135%
 8th Benefit Year Anniversary                                           140%
 9th Benefit Year Anniversary                                           145%
 10th Benefit Year Anniversary                                          150%
 11th Benefit Year Anniversary                                          155%
 12th Benefit Year Anniversary                                          160%
 13th Benefit Year Anniversary                                          165%
 14th Benefit Year Anniversary                                          170%
 15th Benefit Year Anniversary                                          175%



The Minimum Income Base is determined on each Benefit Year Anniversary during the Minimum Income Base Period. The Minimum Income Base equals the Minimum Income Base percentage multiplied by Purchase Payments as long as no withdrawals are taken prior to that Benefit Year Anniversary. Upon your first withdrawal during the Minimum Income Base period, you are no longer eligible for adjustments to your Income Base based on the above Minimum Income Base Table.


PROTECTED INCOME PAYMENT
The amount to be paid each year over the remaining lifetime of the Covered Person(s) after the contract value is reduced to zero but the Income Base is still greater than zero or if the Latest Annuity Date has been reached.

PROTECTED INCOME PAYMENT PERCENTAGE
The percentage used to determine the Protected Income Payment.

STEP-UP VALUE
For Polaris Income Plus Daily only, a value used to determine the Income Base that is equal to the contract value on any day if it is greater than the Income Base on that day. This value is determined daily.


POLARIS INCOME PLUS AND POLARIS INCOME PLUS DAILY

How does Polaris Income Plus work?
Polaris Income Plus locks in the greater of two values to determine the Income Base. The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Purchase Payment. We will not accept subsequent Purchase Payments on or after the first contract anniversary. While the Income Base is greater than zero, the Income Base is automatically locked in on each Benefit Year Anniversary, to the greater of (1) the


                                       23



Highest Anniversary Value, or (2) the current Income Base increased by any available Income Credit.

There is an additional guarantee if you do not take any withdrawals before the 12th Benefit Year Anniversary, the Income Base will be at least 200% of your first Benefit Year's Purchase Payments ("Minimum Income Base"). PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" BELOW.

How does Polaris Income Plus Daily work?


Unlike Polaris Income Plus, Polaris Income Plus Daily does not offer Income Credits. Instead, Polaris Income Plus Daily's Income Base is increased by locking in Step-up Values. The Income Base is the basis for the Covered Person(s)' guaranteed lifetime benefit which must be taken in a series of withdrawals. The Income Base is initially equal to the first Purchase Payment. The Income Base is increased by subsequent Purchase Payments. We will not accept subsequent Purchase Payments after the first contract anniversary. Until a withdrawal has been taken, the Income Base is increased to the Step-up Value immediately. After the first withdrawal, while both the Income Base and the contract values are greater than zero, the Income Base may only be increased on the Benefit Year Anniversary dates, looking back at the prior Benefit Year's Step-up Values. In addition, if you do not take any withdrawals prior to a Benefit Year Anniversary during the Minimum Income Base period, the Income Base will be eligible to increase to at least the Minimum Income Base according to the table shown above. The Minimum Income Base is determined on each Benefit Year Anniversary during the Minimum Income Base period. The Minimum Income Base equals the Minimum Income Base percentage multiplied by the Purchase Payments as long as no withdrawals are taken prior to that Benefit Year Anniversary. However, if you take a withdrawal during the Minimum Income Base Period, you are no longer eligible for any further adjustments to your Minimum Income Base. PLEASE SEE "HOW CAN THE INCOME BASE BE INCREASED FOR POLARIS INCOME PLUS DAILY?" BELOW.


What determines the amount I can receive each year?

The amount that you receive depends on which Living Benefit you have elected, the income option you have elected, whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of the first withdrawal and whether your contract value is greater than or equal to zero. You must choose a feature and income option at the time you purchase your contract and your election may not be changed thereafter. Please see the table below for the income options available to you. If you purchased your contract through certain broker-dealers, all income options may not be available to you.

While the contract value is greater than zero, the Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each Benefit Year without decreasing your Income Base and Income Credit Base, if applicable. The Maximum Annual Withdrawal Percentage differs depending on the Living Benefit feature elected and whether there are one or two Covered Person(s), the age of the Covered Person(s) at the time of first withdrawal and the income option elected.

If your contract value has been reduced to zero or the Latest Annuity Date is reached, the Protected Income Payment Percentage represents the percentage of your Income Base used to calculate the Protected Income Payment that you will receive each year over the remaining lifetime of the Covered Person(s). The Protected Income Payment Percentage differs depending on (1) the income option you elected, (2) whether there are one or two Covered Person(s), (3) the age of the Covered Person(s) at the time of the first withdrawal and (4) for those taking withdrawals before age 65, if applicable under the income option elected, whether the Income Base steps up due to favorable market conditions after the Covered Person(s)' 65th birthday. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" AND "WHAT HAPPENS TO MY LIVING BENEFIT UPON THE LATEST ANNUITY DATE?" BELOW.

                                       24


MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND PROTECTED INCOME PAYMENT PERCENTAGE
  TABLE
THE FIRST PERCENTAGE REPRESENTS THE MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE AND THE SECOND PERCENTAGE REPRESENTS THE PROTECTED INCOME PAYMENT PERCENTAGE FOR EACH OF THE OPTIONS SHOWN.


POLARIS INCOME PLUS



                                                             POLARIS              POLARIS             POLARIS
 NUMBER OF COVERED PERSONS AND AGE OF COVERED PERSON       INCOME PLUS          INCOME PLUS         INCOME PLUS
               AT FIRST WITHDRAWAL(1)                    INCOME OPTION 1      INCOME OPTION 2     INCOME OPTION 3
 One Covered Person (Age 45 - 59)                      4.0%  /  3.0%(2)     4.0%  /  3.0%(2)     3.25%  /  3.25%
 One Covered Person (Age 60 - 64)                      5.0%  /  3.0%(2)     5.0%  /  3.0%(2)     3.75%  /  3.75%
 One Covered Person (Age 65 - 71)                        6.0%  /  4.0%        7.0%  /  3.0%       5.0%  /  5.0%
 One Covered Person (Age 72 and Older)                   6.5%  /  4.0%        7.5%  /  3.0%      5.25%  /  5.25%
 Two Covered Persons (Age 45 - 59)                     3.5%  /  3.0%(3)     3.5%  /  3.0%(3)      3.0%  /  3.0%
 Two Covered Persons (Age 60 - 64)                     4.5%  /  3.0%(3)     4.5%  /  3.0%(3)      3.5%  /  3.5%
 Two Covered Persons (Age 65 - 71)                       5.5%  /  4.0%        6.5%  /  3.0%       4.5%  /  4.5%
 Two Covered Persons (Age 72 and Older)                  6.0%  /  4.0%        7.0%  /  3.0%      4.75%  /  4.75%


POLARIS INCOME PLUS DAILY



                                                          POLARIS INCOME         POLARIS INCOME       POLARIS INCOME
 NUMBER OF COVERED PERSONS AND AGE OF COVERED PERSON        PLUS DAILY             PLUS DAILY           PLUS DAILY
               AT FIRST WITHDRAWAL(1)                     INCOME OPTION 1        INCOME OPTION 2      INCOME OPTION 3
 One Covered Person (Age 45 - 59)                      3.75%  /  2.75%(4)     3.75%  /  2.75%(4)      3.0%  /  3.0%
 One Covered Person (Age 60 - 64)                      4.75%  /  2.75%(4)     4.75%  /  2.75%(4)      3.5%  /  3.5%
 One Covered Person (Age 65 - 71)                         6.0%  /  4.0%          7.0%  /  3.0%        5.0%  /  5.0%
 One Covered Person (Age 72 and Older)                    6.5%  /  4.0%          7.5%  /  3.0%       5.25%  /  5.25%
 Two Covered Persons (Age 45 - 59)                     3.25%  /  2.75%(5)     3.25%  /  2.75%(5)     2.75%  /  2.75%
 Two Covered Persons (Age 60 - 64)                     4.25%  /  2.75%(5)     4.25%  /  2.75%(5)     3.25%  /  3.25%
 Two Covered Persons (Age 65 - 71)                        5.5%  /  4.0%          6.5%  /  3.0%        4.5%  /  4.5%
 Two Covered Persons (Age 72 and Older)                   6.0%  /  4.0%          7.0%  /  3.0%       4.75%  /  4.75%


(1) If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of the Two Covered Persons.

(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the Covered Person's 65th birthday.

(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new Highest Anniversary Value on or after the younger Covered Person's 65th birthday.

(4) If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a Step-up Value on or after the Covered Person's 65th birthday.

(5) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a Step-up Value on or after the younger Covered Person's 65th birthday.

We reserve the right to modify the rates referenced above at any time for prospectively issued contracts and we will supplement the prospectus prior to any change being effective.



                                       25



Are there investment requirements upon election of a Living Benefit?

Yes, you must allocate your assets, including Purchase Payments and the Continuation Contribution, if any, to a combination of the Secure Value Account and Variable Portfolios as detailed below.

With respect to amounts allocated to the Secure Value Account, the crediting interest rate will never be less than the guaranteed minimum interest rate specified in your contract. The crediting interest rate, once established, will not change for each allocation to the Secure Value Account for the duration of the guarantee period. The guarantee period for the Secure Value Account is a one year period that automatically renews every year from the date of each allocation to the Secure Value Account, unless the Living Benefit has been cancelled. Each allocation to the Secure Value Account may have different crediting interest rates. You may not reallocate your money in the Secure Value Account to a DCA Fixed Account or to the Variable Portfolios at any time unless the Living Benefit is cancelled.

You may use available DCA Fixed Accounts to invest your target allocations in accordance with the investment requirements.


INVESTMENT REQUIREMENTS FOR POLARIS INCOME PLUS INCOME OPTION 1, 2 OR 3

If you elect Polaris Income Plus Income Option 1, 2 or 3, you must allocate your assets in accordance with the following:


 10% Secure        Up to 90% in one or more of the following Variable
 Value Account     Portfolios, except as otherwise noted:
                   Corporate Bond
                   Global Bond
                   Goldman Sachs VIT Government Money Market Fund
                   Government and Quality Bond
                   Real Return
                   SA BlackRock VCP Global Multi Asset Portfolio*
                   SA JPMorgan MFS Core Bond
                   SA Schroders VCP Global Allocation Portfolio*
                   SA T. Rowe Price VCP Balanced Portfolio*
                   SunAmerica Dynamic Allocation Portfolio
                   SunAmerica Dynamic Strategy Portfolio
                   Ultra Short Bond Portfolio
                   VCP Managed Asset Allocation SAST Portfolio*
                   VCP Total Return Balanced Portfolio*
                   VCP Value Portfolio*
                   DCA FIXED ACCOUNTS**
                   6-Month DCA
                   1-Year DCA
                   * You may invest up to a maximum of 50% in each of
                   these Variable Portfolios.
                   ** You may use a DCA Fixed Account to invest your
                   target allocation in accordance with the investment
                   requirements.

INVESTMENT REQUIREMENTS FOR POLARIS INCOME PLUS DAILY INCOME OPTION 1, 2 OR 3

If you elect Polaris Income Plus Daily, you must allocate your assets in accordance with the following:



 10% Secure        Up to 90% in one or more of the following Variable
 Value Account     Portfolios:
                   ASSET ALLOCATION PORTFOLIOS:
                   American Funds Asset Allocation SAST Portfolio
                   Asset Allocation
                   Asset Allocation: Diversified Growth
                   Balanced
                   SA BlackRock Multi-Asset Income
                   SA MFS Total Return
                   Strategic Multi-Asset
                   ACTIVELY MANAGED FUND-OF-FUNDS:
                   Managed Allocation Balanced
                   Managed Allocation Growth
                   Managed Allocation Moderate
                   Managed Allocation Moderate Growth
                   ACTIVELY MANAGED FUND-OF-FUNDS WITH VOLATILITY
                   CONTROL:
                   SunAmerica Dynamic Allocation Portfolio
                   SunAmerica Dynamic Strategy Portfolio
                   FIXED INCOME PORTFOLIOS:
                   Corporate Bond
                   Global Bond
                   Goldman Sachs VIT Government Money Market Fund
                   Government and Quality Bond
                   Real Return
                   SA JPMorgan MFS Core Bond Portfolio
                   Ultra Short Bond Portfolio
                   INDEX FUND-OF-FUNDS PORTFOLIOS
                   SA Index Allocation 90/10
                   SA Index Allocation 80/20
                   SA Index Allocation 60/40
                   VOLATILITY CONTROL PORTFOLIOS:
                   SA BlackRock VCP Global Multi Asset Portfolio
                   SA Schroders VCP Global Allocation Portfolio
                   SA T. Rowe Price VCP Balanced Portfolio
                   VCP Managed Asset Allocation SAST Portfolio
                   VCP Total Return Balanced Portfolio
                   VCP Value (Invesco)
                   DCA FIXED ACCOUNTS*
                   6-Month DCA
                   1-Year DCA
                   * You may use a DCA Fixed Account to invest your
                   target allocation in accordance with the investment
                   requirements.


How do my investment requirements impact my feature and contract?

Before you elect a Living Benefit, you should carefully consider whether the investment requirements associated with the Living Benefits meet your investment objectives and risk tolerance.

The investment requirements may reduce the need to rely on the guarantees provided by these Living Benefits because they allocate your investment across asset classes and potentially limit exposure to market volatility. As a result, you may have better, or worse, investment returns by allocating your investments more aggressively.


                                       26



To be considered in Good Order, your allocation instructions for any Purchase Payment as well as your target allocations if you invest in a DCA Fixed Account must comply with the investment requirements, described above, for the amount not invested in the Secure Value Account. You may not transfer any amounts between the Secure Value Account and the Variable Portfolios or DCA Fixed Accounts. The Secure Value Account may not be used as a target account if you are using the DCA Program to comply with investment requirements. You may not request any specific amount of any withdrawal to be deducted solely from the Secure Value Account. Rather, any withdrawal reduces the amount invested in the Secure Value Account in the same proportion that the withdrawal reduces the contract value.

We reserve the right to change the investment requirements at any time for prospectively issued contracts and we will supplement the prospectus prior to any change being effective. We may also revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations of the investment options.


REBALANCING AND INVESTMENT REQUIREMENTS

We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your Purchase Payment allocation instructions, or if using a DCA Fixed Account, your target DCA instructions. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for this feature.

Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. The day following any transfer or withdrawal you initiate, we will rebalance in accordance with your most current and compliant Automatic Asset Rebalancing instructions on file. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer ("Default Rebalancing Instructions") which will replace any previous rebalancing instructions you may have provided.

If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM ABOVE.

We will not rebalance amounts in the Secure Value Account or DCA Fixed Accounts under the Automatic Asset Rebalancing Program.

What are the factors used to calculate Polaris Income Plus?

The benefit offered by Polaris Income Plus is calculated by considering the factors described below.

FIRST, we consider the INCOME CREDIT PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Credit Period begins on the Benefit Effective Date and ends 12 years later.

SECOND, we determine if the ANNIVERSARY VALUE is the Highest Anniversary Value. The Anniversary Value equals your contract value on any Benefit Year Anniversary

THIRD, we determine the INCOME BASE which initially is equal to the first Purchase Payment. The Income Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals. If you do not take any withdrawals before the 12th Benefit Year Anniversary, the Income Base will be increased to at least the MINIMUM INCOME BASE on the 12th Benefit Year Anniversary. The Minimum Income Base is equal to 200% of your first Benefit Year's Purchase Payments.

FOURTH, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during the Income Credit Period. The initial Income Credit Base is equal to the first Purchase Payment. The Income Credit Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals.

FIFTH, we determine the INCOME CREDIT.

The Income Credit is equal to 6.0% ("Income Credit Percentage") of the Income Credit Base on each Benefit Year Anniversary during the Income Credit Period. The Income Credit Percentage is REDUCED BUT NOT ELIMINATED in any Benefit Year in which cumulative withdrawals during the preceding Benefit Year are less than 6.0% of the Income Base and not greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected.

For example, if you are age 65 and elected Polaris Income Plus Income Option 1 for one Covered Person and take cumulative withdrawals that are equal to 4% of the Income Base in the preceding Benefit Year, the Income Credit Percentage on the Benefit Year Anniversary is reduced from 6.0% to 2.0%. However, if you take cumulative withdrawals in the preceding Benefit Year that are equal to or greater than the Maximum Annual Withdrawal Amount applicable to the income option you elected, the Income Credit Percentage for that Benefit Year Anniversary is equal to zero. For example, if you are age 65 and elected two Covered Persons and take cumulative withdrawals that are equal to 5.6% of the Income Base in the preceding Benefit Year, the Income Credit Percentage on the Benefit Year Anniversary is reduced to zero because the withdrawal is in excess of the Maximum Annual Withdrawal Amount applicable to two Covered Persons.

SIXTH, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without


                                       27



reducing the Income Base and the Income Credit Base, if applicable. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).

The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by three factors: 1) whether there is one or two Covered Person(s); 2) the age of the Covered Person(s) at the time of first withdrawal; and 3) the income option elected. Additionally, if applicable to the income option you elect, the Protected Income Payment Percentage may differ depending on whether withdrawals are taken before age 65 and if a new Highest Anniversary Value is achieved on or after the Covered Person(s) 65th birthday.

Please see the table under "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" above for the applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage.

SEVENTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS?" BELOW.

What are the factors used to calculate Polaris Income Plus Daily?

The benefit offered by Polaris Income Plus Daily is calculated by considering the factors described below.

FIRST, we determine the STEP-UP VALUES.

SECOND, we determine the INCOME BASE, which initially is equal to the first Purchase Payment. The Income Base is increased by each subsequent Purchase Payment received prior to the first contract anniversary, and is reduced proportionately for Excess Withdrawals.

THIRD, we determine the MAXIMUM ANNUAL WITHDRAWAL PERCENTAGE, which represents the maximum percentage of the Income Base that can be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT PERCENTAGE represents the percentage of the Income Base you will receive each Benefit Year thereafter until the death of the Covered Person(s).

The Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage are determined by four factors: 1) whether there is one or two Covered Person(s); 2) the age of the Covered Person(s) at the time of first withdrawal; and 3) the income option elected. Additionally, if applicable to the income option you elect, the Protected Income Payment Percentage may differ depending on whether withdrawals are taken before age 65 and if a new Step-up Value is achieved on or after the Covered Person(s) 65th birthday.

Please see the table under "WHAT DETERMINES THE AMOUNT I CAN RECEIVE EACH YEAR?" above for the applicable Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage.

FOURTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year while the contract value is greater than zero, without reducing the Income Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage. If your contract value is reduced to zero but your Income Base is greater than zero, the PROTECTED INCOME PAYMENT is determined by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage.

FINALLY, we determine the EXCESS WITHDRAWALS. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS DAILY?" BELOW.

How can the Income Base and Income Credit Base be increased for Polaris Income Plus?

On each Benefit Year Anniversary, the Income Base is automatically increased to the greater of (1) the Highest Anniversary Value; or (2) the current Income Base plus the Income Credit, if any. In addition, the Income Base will be at least the Minimum Income Base on the 12th Benefit Year Anniversary provided no withdrawals have been taken before that anniversary.

On each Benefit Year Anniversary during the Income Credit Period, the Income Credit Base is automatically increased to the Highest Anniversary Value, if the Income Base is increased to the Highest Anniversary Value. The Income Credit Base is not increased if an Income Credit is added to the Income Base.

Increases to your Income Base and Income Credit Base occur on Benefit Year Anniversaries while the contract value is greater than zero. However, Purchase Payments increase your Income Base and Income Credit Base at the time they are received. SINCE HIGHEST ANNIVERSARY VALUES ARE DETERMINED ONLY ON THE BENEFIT YEAR ANNIVERSARIES, YOUR INCOME BASE AND INCOME CREDIT BASE WILL NOT INCREASE IF YOUR CONTRACT VALUE IS HIGHER ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARIES.

How can the Income Base be increased for Polaris Income Plus Daily?

IF NO WITHDRAWALS HAVE BEEN TAKEN, the Income Base is increased daily to the Step-up Value.


Additionally, if no withdrawals are taken prior to the Benefit Year Anniversary during the Minimum Income Base period, the Income Base will be increased to at least the Minimum Income Base on the Benefit Year Anniversary as a specified percentage of the first Benefit Year's Purchase Payments.



                                       28



AFTER THE FIRST WITHDRAWAL HAS BEEN TAKEN, the Income Base is increased only on the Benefit Year Anniversary by looking back to the highest Step-up Value since the first withdrawal ("first look-back") or, if one or more Excess Withdrawals have been taken in that Benefit Year, to the highest Step-up Value since the last Excess Withdrawal.

AFTER THE FIRST LOOK-BACK, the Income Base is increased only on the Benefit Year Anniversary by looking back to the highest Step-up Value since the last Benefit Year Anniversary or, if one or more Excess Withdrawals have been taken in that Benefit Year, to the highest Step-up Value since the last Excess Withdrawal.

If the contract value has been reduced to zero, the Income Base will no longer be recalculated. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS?" AND "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS DAILY?" BELOW.

How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?


INCREASES IN THE INCOME BASE

Every time the Income Base is increased, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage. PLEASE SEE "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED FOR POLARIS INCOME PLUS?" AND "HOW CAN THE INCOME BASE BE INCREASED FOR POLARIS INCOME PLUS DAILY?" ABOVE.


DECREASES IN THE INCOME BASE

Excess Withdrawals reduce your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than the previous Benefit Year's Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, you will not be eligible for an Income Credit in that Benefit Year. PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS?" AND "WHAT ARE THE EFFECTS OF WITHDRAWALS ON POLARIS INCOME PLUS DAILY?" BELOW.

What are the effects of withdrawals on Polaris Income Plus?

The Maximum Annual Withdrawal Amount, the Income Base and the Income Credit Base may change over time as a result of the timing and amount of withdrawals. If you take a withdrawal before the 12th Benefit Year Anniversary, your Income Base is not eligible to be at least the Minimum Income Base.

Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.

EXCESS WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.

The impact of withdrawals on specific factors is further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base and Income Credit Base could be more or less than a dollar-for-dollar reduction.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.


                                       29



All withdrawals from the contract, including withdrawals taken under these Living Benefits, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. In addition, withdrawals taken during the first 4 Benefit Years under these Living Benefits are subject to the Benefit Withdrawal Charge if in excess of the Maximum Annual Withdrawal Amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount or after the first 4 Benefit Years will not be subject to the Benefit Withdrawal Charge. Partial withdrawals under these Living Benefits must be deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.

What are the effects of withdrawals on Polaris Income Plus Daily?


The Maximum Annual Withdrawal Amount and the Income Base can change over time as a result of the timing and amount of withdrawals. However, if you take a withdrawal during the Minimum Income Base Period, you are no longer eligible for any further adjustments to your Minimum Income Base.


Withdrawals during a Benefit Year that in total are less than or equal to the Maximum Annual Withdrawal Amount will not reduce the Income Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any Benefit Year, you may not carry over the unused amount for withdrawal in subsequent years. Your Maximum Annual Withdrawal Amount in any year will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in the prior year. Please note that if you delay taking withdrawals for too long, you may limit the number of remaining years (due to your life expectancy) in which you may take withdrawals.

EXCESS WITHDRAWALS MAY SIGNIFICANTLY REDUCE THE VALUE OF OR TERMINATE THE LIVING BENEFIT.

The impact of withdrawals on specific factors is further explained below:

     INCOME BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base is reduced in the same proportion by which the contract value is reduced by the amount in excess of the Maximum Annual Withdrawal Amount. This means that the reduction in the Income Base could be more or less than a dollar-for-dollar reduction.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased. If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

     PROTECTED INCOME PAYMENT: If the Income Base is greater than zero, but the contract value has been reduced to zero due to unfavorable investment performance, deduction of fees, or withdrawals within the Maximum Annual Withdrawal Amount, we will pay any remaining Maximum Annual Withdrawal Amount for the current Benefit Year. Thereafter, you will receive the Protected Income Payment each year over the remaining lifetime of the Covered Person(s) which is calculated by multiplying the Income Base when contract value is reduced to zero by the applicable Protected Income Payment Percentage. The Income Base is no longer increased on Benefit Year Anniversaries after the contract value has been reduced to zero. As a result, the Protected Income Payment is calculated once and will not change. PLEASE SEE "WHAT HAPPENS IF THE CONTRACT VALUE IS REDUCED TO ZERO WHILE THE INCOME BASE IS GREATER THAN ZERO?" BELOW.

     LOOK-BACK PERIODS: If you take one or more Excess Withdrawals in a Benefit Year, the Income Base may be increased on the Benefit Year Anniversary by looking back only to the highest Step-up Value since the last Excess Withdrawal. This means that if you take an Excess Withdrawal, you lose the opportunity to lock in a potentially higher Step-up Value that may have occurred prior to that Excess Withdrawal during that Benefit Year.

All withdrawals from the contract, including withdrawals taken under this Living Benefit, will reduce your contract value and your death benefit and may impact other provisions of your contract. Unfavorable investment experience and/or fees will also reduce your contract value. In addition, withdrawals taken during the first 4 Benefit Years under this Living Benefit are subject to the Benefit Withdrawal Charge if in excess of the Maximum Annual Withdrawal Amount. The sum of withdrawals in any Benefit Year up to the Maximum Annual Withdrawal Amount or withdrawals on or after the 4th Benefit Year Anniversary will not be assessed a Benefit Withdrawal Charge. Partial withdrawals under this Living Benefit must be deducted proportionately from each Variable Portfolio and Secure Value Account in which you are invested. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.

What is the Benefit Withdrawal Charge for Polaris Income Plus and Polaris Income Plus Daily?

A Benefit Withdrawal Charge is assessed on Excess Withdrawals and full surrenders made in the first 4 Benefit Years. You may incur a Benefit Withdrawal Charge if you take an Excess Withdrawal or fully surrender your contract before the end of the Benefit Withdrawal Charge period. If you take an Excess Withdrawal, the Benefit Withdrawal Charge is assessed against the amount in excess of the Maximum Annual Withdrawal Amount and deducted from


                                       30



the withdrawal amount. If you surrender the contract, the Benefit Withdrawal Charge is assessed against the amount in excess of the Maximum Annual Withdrawal Amount and is deducted from the Contract Value. The Benefit Withdrawal Charge is shown below:


NUMBER OF FULL BENEFIT YEARS ELAPSED SINCE
EFFECTIVE DATE                                0    1    2    3   4+
 CHARGE                                     3%   2%   2%   1%   0%

The Benefit Withdrawal Charge compensates us for the cost of distributing the contract including administrative and marketing expenses incurred by us or our affiliated distributor.

What is the fee for Polaris Income Plus and Polaris Income Plus Daily?

The fee for Polaris Income Plus and Polaris Income Plus Daily is calculated as a percentage of the Income Base and deducted from the contract value on a quarterly basis beginning on the first Benefit Quarter Anniversary following the Benefit Effective Date. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE SPECIFIC INFORMATION REGARDING THE ASSESSMENT OF THE FEE. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Please see fee table below:



OPTIONAL POLARIS INCOME PLUS FEE



                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person         1.10%        2.20%        0.60%     (+or-)0.25%
 Two Covered Persons        1.35%        2.70%        0.60%     (+or-)0.25%

* The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25%/ 4).



OPTIONAL POLARIS INCOME PLUS DAILY FEE




                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person         1.25%        2.20%        0.60%     (+or-)0.25%
 Two Covered Persons        1.45%        2.70%        0.60%     (+or-)0.25%



* The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25%/ 4).


The initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee adjustment is based on a non-discretionary formula tied to the change in the Volatility Index ("VIX(R)"), an index of market volatility reported by the Chicago Board Options Exchange. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximums identified in the table above.

Should the VIX no longer be appropriate or available, we would substitute the VIX with another measure of market volatility for determining the fee. If we substitute the VIX, we will notify you; however, the maximum and minimum annual fee rates described in this prospectus are guaranteed for the life of your contract. PLEASE SEE APPENDIX B -- FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS AND POLARIS INCOME PLUS DAILY FEE.

For Polaris Income Plus, an increase in the Income Base due to an addition of an Income Credit, attaining a new Highest Anniversary Value or an addition of subsequent Purchase Payments prior to the first contract anniversary will result in an increase to the amount of the fee you pay since the fee rate is assessed against the Income Base, assuming that the annual fee rate has not decreased as described above. Please note that this means the addition of an Income Credit will lead to paying a higher fee in any given period than without the addition of the Income Credit, and in certain instances, the value of the Income Credit may be more than offset by the amount of the fee. You will be assessed a non-refundable fee each quarter regardless of whether or not you take any withdrawals.

For Polaris Income Plus Daily, an increase in the Income Base due to attaining a new Step-up Value or an addition of subsequent Purchase Payment prior to the first contract anniversary will result in an increase to the amount of the fee you pay since the fee rate is assessed against the Income Base, assuming that the annual fee rate has not decreased as described above.

If your contract value falls to zero, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date when the prior fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.

Due to the investment requirements associated with the Living Benefits, you may invest a portion of your assets in the following Variable Portfolios:

     o     SA BlackRock VCP Global Multi Asset Portfolio

     o     SA Schroders VCP Global Allocation Portfolio

     o     SA T. Rowe Price VCP Balanced Portfolio

     o     SunAmerica Dynamic Allocation Portfolio

     o     SunAmerica Dynamic Strategy Portfolio

     o     VCP Managed Asset Allocation SAST Portfolio

     o     VCP Total Return Balanced Portfolio

     o     VCP Value Portfolio

                                       31



Each of these Variable Portfolios utilize an investment strategy that is intended, in part, to maintain a relatively stable exposure to equity market volatility over time. Accordingly, when the market is in a prolonged state of higher volatility, your fee rate may be increased and each of these Variable Portfolios may decrease its exposure to equity markets, thereby reducing the likelihood that you will achieve a higher Anniversary Value. Similarly, when the market is in a prolonged state of lower volatility, your fee rate may be decreased and each of these Variable Portfolios may increase its exposure to equity markets.

What happens if the contract value is reduced to zero while the Income Base is greater than zero?

If the contract value is reduced to zero but the Income Base is greater than zero, we will pay the remaining Maximum Annual Withdrawal Amount for that Benefit Year. Thereafter we will pay the Protected Income Payment over the remaining lifetime of the Covered Person(s).

IF AN EXCESS WITHDRAWAL REDUCES YOUR CONTRACT VALUE TO ZERO, NO FURTHER BENEFITS ARE PAYABLE UNDER THE CONTRACT AND YOUR CONTRACT ALONG WITH THE LIVING BENEFIT WILL TERMINATE.

If your contract value is reduced to zero, you may no longer make transfers, and no death benefit is payable. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the Living Benefit may reduce the contract value to zero, thereby terminating any other benefits of the contract.

In addition, for Polaris Income Plus, an Income Credit is not available if the contract value is reduced to zero, even if a benefit remains payable.

When the contract value equals zero but the Income Base is greater than zero, to receive any remaining Living Benefit, you must select one of the following:

     1. The Protected Income Payment divided equally and paid on a monthly, quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2.   Any option mutually agreeable between you and us.

Once you elect an option above, it cannot be changed. If you do not select an option above, the remaining benefit will be paid as option 1 above. This amount will be divided equally and paid on a quarterly basis until the date of death of the Covered Person(s). No amount is payable thereafter.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                        ADDITIONAL IMPORTANT INFORMATION

                         APPLICABLE TO LIVING BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

When and how may I elect a Living Benefit?

You must elect a Living Benefit at the time of contract issue (the "Benefit Effective Date"). You may elect to have the Living Benefit cover only your life or the lives of both you and your spouse, the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). Covered Persons must meet the age requirements. The age requirements vary depending on the type of contract and the number of Covered Persons.

POLARIS INCOME PLUS AND POLARIS INCOME PLUS DAILY --
IF YOU ELECT ONE COVERED PERSON:


                                  COVERED PERSON
                            MINIMUM AGE     MAXIMUM AGE
         One Owner              45              80
      Joint Owners(1)           45              80

POLARIS INCOME PLUS AND POLARIS INCOME PLUS DAILY --
IF YOU ELECT TWO COVERED PERSONS:


                             COVERED PERSON #1      COVERED PERSON #2
                            MINIMUM     MAXIMUM     MINIMUM     MAXIMUM
                              AGE         AGE         AGE         AGE
      NON-QUALIFIED:
      Joint Owners(2)         45          80          45          80
      NON-QUALIFIED:
         One Owner
       with Spousal
        Beneficiary           45          80          45        N/A(3)
        QUALIFIED:
         One Owner
       with Spousal
        Beneficiary           45          80          45        N/A(3)

(1)   Based on the age of the older Owner.

(2)   Based on the age of the younger Joint Owner.

(3) The age requirement is based solely on the single owner for purposes of issuing the contract with the Living Benefit. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.

If I own a Qualified contract, how do Required Minimum Distributions impact my Living Benefit?


As the original Owner, or Continuing Spouse (two Covered Persons elected) electing to treat the annuity contract as their own, if you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on the contract to which the feature is elected and using the Uniform Lifetime Table or Joint Life Expectancy Table from the regulations under the Internal Revenue Code) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal.


Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount will be considered an Excess Withdrawal. IF YOU MUST TAKE RMD FROM THIS CONTRACT AND WANT TO ENSURE THAT THESE WITHDRAWALS ARE NOT CONSIDERED EXCESS WITHDRAWALS, YOUR WITHDRAWALS MUST BE SET UP ON THE SYSTEMATIC WITHDRAWAL PROGRAM FOR RMDS ADMINISTERED BY OUR ANNUITY SERVICE CENTER.

We will provide RMD favorable treatment, once each Benefit Year, to the greater of the Maximum Annual Withdrawal Amount or the RMD amount as calculated by us. Therefore, if you are transferring from another company and are already 70 1/2, you should take the current tax year's RMD prior to the transfer, as we cannot systematically calculate the RMD as we do not possess the valuation for the previous year end. Further, if you are turning 70 1/2, you should know that although tax code allows for deferral of the first withdrawal to April of the tax year following your


                                       32



attainment of age 70 1/2, doing so may result in subsequent withdrawals being treated as Excess Withdrawals for that Benefit Year.

If you have elected Polaris Income Plus and the RMD amount is greater than the Maximum Annual Withdrawal Amount, but less than 6.0% of the Income Base, an Income Credit equal to the difference between the RMD and 6.0% of the Income Base will be included in determining any Income Base increase in that Benefit Year. If the RMD amount is greater than 6.0% of the Income Base, no Income Credit will be included in the calculation of the Income Base.

What happens to my Living Benefit upon a spousal continuation if I elected one Covered Person?

If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract if the contract value is greater than zero, without the Living Benefit and its corresponding fee.

What happens to my Living Benefit upon a spousal continuation if I elected two Covered Persons?

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates the Living Benefit and the contract; or

     2. Continue the contract with the Living Benefit and its corresponding fee and any applicable Benefit Withdrawal Charge for two Covered Persons.

The components of the Living Benefit in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the Living Benefit elected based on the age of the younger Covered Person at the time the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage and the Protected Income Payment Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken. PLEASE SEE "HOW DOES POLARIS INCOME PLUS WORK?" AND "HOW DOES POLARIS INCOME PLUS DAILY WORK?" ABOVE.

FOR POLARIS INCOME PLUS ONLY

If spousal continuation occurs, the Continuing Spouse will continue to receive any increase to the Income Base for Highest Anniversary Value or if applicable, any Income Credit during the Income Credit Period, while the contract value is greater than zero. The Continuing Spouse is also eligible to receive the Minimum Income Base on the 12th Benefit Year Anniversary if no withdrawals have been taken during the first 12 Benefit Years following the Benefit Effective Date.

FOR POLARIS INCOME PLUS DAILY ONLY


If spousal continuation occurs, the Continuing Spouse will continue to receive any increase to the Income Base for Step-up Values and the Continuing Spouse will also be eligible to receive the Minimum Income Base on Benefit Year Anniversaries during the Minimum Base period if no withdrawal is taken during the Minimum Income Base period. If a withdrawal is taken, the Continuing Spouse is no longer eligible for any further adjustments to the Minimum Income Base. The Minimum Income Base is equal to the Minimum Income Base percentage multiplied by the first Benefit Year's Purchase Payments as described under "HOW CAN THE INCOME BASE BE INCREASED FOR POLARIS INCOME PLUS DAILY?"


Can a non-spousal Beneficiary elect to receive any remaining benefits under my Living Benefit upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal Beneficiary must make an election under the death benefit provisions of the contract, which terminates the Living Benefit. PLEASE SEE DEATH BENEFITS BELOW.

What happens to my Living Benefit upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you begin the Income Phase and therefore, you must select one of the following annuity income options:

     1. Annuitize the contract value under the contract's annuity provisions (please see ANNUITY INCOME OPTIONS below); or

     2. Annuitize the contract and elect to receive the current Maximum Annual Withdrawal Amount as of the Latest Annuity Date for a fixed period while you are alive. The fixed period is determined by dividing the contract value on the Latest Annuity Date by the Maximum Annual Withdrawal Amount. Any applicable Premium Taxes will be deducted from the contract value prior to determining the fixed period. After that fixed period ends, you will receive the Protected Income Payment, which is calculated by multiplying the Income Base as of the Latest Annuity Date by the applicable Protected Income Payment Percentage, paid until the death(s) of the Covered Person(s). The Maximum Annual Withdrawal Amount fixed period payments and the subsequent Protected Income Payments will be divided equally on a monthly, quarterly, semi-annual or annual frequency, as selected by you.

     3.   Any annuity income option mutually agreeable between you and us.


Once you begin the Income Phase by electing one of the annuity income payment options above: (1) the Income Base will no longer be adjusted either for Highest Anniversary Values or additional Income Credits if you elected Polaris Income Plus; (2) the Income Base will no longer be adjusted for Step-up Values and no longer eligible for adjustments to the Minimum Income Base if you elected Polaris Income Plus Daily.


If you do not elect an option listed above, on the Latest Annuity Date, we will annuitize the contract value in accordance with Option 2 above.


                                       33



Can I elect to cancel my Living Benefit?

The Living Benefit may not be cancelled by you prior to the 4th Benefit Year Anniversary unless you surrender your contract. The Living Benefit may be cancelled by you on or after the 4th Benefit Year Anniversary and the cancellation will be effective as outlined in the table below.


   CANCELLATION                     CANCELLATION
 REQUEST RECEIVED                  EFFECTIVE DATE
     Years 1-4              4th Benefit Year Anniversary
     Years 4+         Benefit Quarter Anniversary following the
                         receipt of the cancellation request

Once cancellation is effective, the guarantees under the Living Benefits are terminated. In addition, the investment requirements for the Living Benefits will no longer apply to your contract. You may not re-elect or reinstate the Living Benefit after cancellation.

If there are two Covered Persons, upon the death of the first Covered Person, the surviving Covered Person (generally, the Continuing Spouse) may cancel the Living Benefit on or after the 4th Benefit Year Anniversary and the cancellation will be effective as outlined in the table above. Upon the cancellation effective date of the Living Benefit, there will be one final fee applicable to the Benefit Quarter in which the cancellation occurs, on the same Benefit Quarter Anniversary. Thereafter, the fee will no longer be charged.

What happens to the Secure Value Account and Automatic Asset Rebalancing Program instructions if I elect to cancel Polaris Income Plus or Polaris Income Plus Daily?

Amounts allocated to the Secure Value Account will be automatically transferred to a money market or similar portfolio. From the day following the automated transfer from the Secure Value Account, you may transfer this amount to another available investment option under the contract for a period of 90 days during which the transfer will not count against the annual number of free transfers or U.S. Mail transfers, or incur a transfer fee.

The Automatic Asset Rebalancing Program and your instructions on file will not be terminated or changed upon cancellation of the Living Benefit. Amounts transferred from the Secure Value Account into a money market or similar portfolio, as applicable, will not impact the Automatic Asset Rebalancing Program instructions on file and that transfer will not result in new Default Rebalancing Instructions. On or after cancellation of these features, you may provide new rebalancing instructions or you may choose to terminate the Automatic Asset Rebalancing Program by contacting the Annuity Service Center. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE SPECIFIC INFORMATION REGARDING AMOUNTS ALLOCATED TO THE SECURE VALUE ACCOUNT AND AUTOMATIC ASSET ALLOCATION REBALANCING PROGRAM UPON CANCELLATION OF ANY LIVING BENEFIT.

Are there circumstances under which my Living Benefit will be automatically cancelled?

The Living Benefit will automatically be cancelled upon the occurrence of one of the following:

     1.   Annuitization of the contract; or

     2.   Termination or surrender of the contract; or

     3.   A death benefit is paid resulting in the contract being terminated;
          or

     4. An Excess Withdrawal that reduces the contract value and Income Base to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of the Living Benefit. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural Annuitant(s) in order to prevent termination of the Living Benefit. Any ownership change is contingent upon prior review and approval by the Company.

Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, the Living Benefit will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for the Living Benefit based on two Covered Persons will continue to be charged and the guaranteed withdrawals based on two Covered Persons are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the Living Benefit as described under "CAN I ELECT TO CANCEL MY LIVING BENEFIT?" above.

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE LIVING BENEFITS AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 DEATH BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. You must select a death benefit option at the time you purchase your contract. Once selected, you cannot change your death benefit option. You should discuss the available options with your investment advisor to determine which option is best for you.



                                       34



We do not pay a death benefit if you die after you begin the Income Phase; your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

If your contract value is reduced to zero as a result of receiving guaranteed withdrawals under a Living Benefit feature, no death benefit will be paid. PLEASE SEE LIVING BENEFITS ABOVE.

You designate your Beneficiary(ies) who will receive any death benefit payments. You may change the Beneficiary at any time. If your contract is jointly owned, the surviving joint Owner is the sole Beneficiary. Joint Annuitants, if any, when the Owner is a non-natural person shall be each other's sole Beneficiary, except when the Owner is a charitable remainder trust. In designating your Beneficiary, you may impose restrictions on the timing and manner of the payment of death benefits. Those restrictions can govern the payment of the death benefit.

If the contract is owned by a trust or any other non-natural person, we will treat the death of the Primary Annuitant as the death of any Owner.

If any contract is owned by a trust, whether as an agent for a natural person or otherwise, you should consider the contractual provisions that apply, including provisions that apply in the event of the death or change of an Annuitant, in determining whether the contract is an appropriate trust investment. You may wish to consult with your tax and/or legal adviser.

We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death in Good Order. All death benefit calculations discussed below are made as of the day a death benefit request is received by us in Good Order at the Annuity Service Center, (including satisfactory proof of death) if the request is received before Market Close. If the death benefit request is received after Market Close, the death benefit calculations will be as of the next NYSE business day. If the death benefit request is not received by us in Good Order or if notification of the death is made by the Beneficiary prior to submitting all required paperwork and satisfactory proof of death, the Beneficiary may have the option of transferring the entire contract value to a money market or similar portfolio by contacting the Annuity Service Center. We consider due proof of death in Good Order to be satisfactory written proof of death which may include: (1) a certified copy of the death certificate; (2) a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or (3) a written statement by a medical doctor who attended the deceased at the time of death.

For contracts in which the aggregate of all Purchase Payments in contracts issued by AGL and/or US Life to the same Owner/Annuitant are in excess of the Purchase Payments Limit, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

If a Beneficiary does not elect a settlement option, within 60 days of our receipt of all required paperwork and satisfactory proof of death received by us in Good Order, we pay a lump sum death benefit by check to the Beneficiary's address of record, unless otherwise required by state law.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.


If the Beneficiary is the spouse of a deceased Owner, he or she can elect to continue the contract at the then current value. PLEASE SEE SPOUSAL CONTINUATION BELOW.



BENEFICIARY CONTINUATION PROGRAMS

EXTENDED LEGACY PROGRAM
The Extended Legacy Program can allow a Beneficiary to an existing contract issued by the Company to take the death benefit amount in the form of withdrawals over a longer period of time, with the flexibility to withdraw more than the IRS required minimum distribution. The Beneficiary may elect the Extended Legacy Program on the Death Claim Form. The Extended Legacy Guide includes important information regarding the program and may be requested from the Annuity Service Center.

We will send the Beneficiary a prospectus which describes the investment options and administrative features available under the Extended Legacy Program along with the Extended Legacy Guide. The prospectus that the Beneficiary will receive may be for a different product than the original Owner purchased. Upon election of the Extended Legacy Program, the contract continues in the original Owner's name for the benefit of the Beneficiary. Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after the Owner's death. Payments must begin no later than the first anniversary of death for Non-Qualified contracts or December 31st of the year following the year of death for IRAs. Your Beneficiary cannot participate in the Extended Legacy Program if he/she has already elected another settlement option.

If the Beneficiary elects to participate in this program and the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork in Good Order, we will increase the contract value by the amount which the death benefit exceeds contract value.

There are certain restrictions applicable to the Extended Legacy Program. The Extended Legacy Program cannot be elected with rollover contracts from other companies. No Purchase Payments are permitted. Living Benefits and optional Death Benefits that may have been elected by the original Owner are not available and any charges associated with these features will no longer be deducted. In the event of the Beneficiary's death, any remaining contract value will


                                       35



be paid to the person(s) named by the Beneficiary. The contract may not be assigned and ownership may not be changed or jointly owned.

We may offer Variable Portfolios currently available under the Separate Account to the Beneficiary upon election of the Extended Legacy Program. These Variable Portfolios may differ from those available to the original Owner; in addition. The Beneficiary may transfer funds among the Variable Portfolios.

If the Beneficiary elects the Extended Legacy Program, we will charge an annual Separate Account Charge of 0.40%. This charge is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. The Beneficiary may withdraw all or a portion of the contract value at any time and withdrawals are not subject to withdrawal charges. Additionally, the Beneficiary may choose to participate in the Systematic Withdrawal Program and the Automatic Asset Rebalancing Program.


5-YEAR SETTLEMENT OPTION

The Beneficiary may also elect to receive the death benefit under a 5-year settlement option. The Beneficiary may take withdrawals as desired, but the death benefit proceeds must be distributed by December 31st of the year containing the fifth anniversary of death. For IRAs, the 5-year settlement option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the original Owner reaches the age of 70 1/2).


DEATH BENEFIT DEFINED TERMS

The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We determine Net Purchase Payments as Purchase Payments less adjustments for withdrawals. Net Purchase Payments are increased by the amount of subsequent Purchase Payments, if any, and reduced for withdrawals, if any, in the same proportion that the contract value was reduced on the date of such withdrawal.

The term "Withdrawal Adjustment" is used, if you have elected a Living Benefit, to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when you take a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to your 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to your 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the Excess Withdrawal reduced the resulting contract value. If a withdrawal is taken on or after your 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.

The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.

The Company does not accept Purchase Payments from anyone age 81 or older. Therefore, the death benefit calculations assume that no Purchase Payments are received on or after your 81st birthday. We will not accept subsequent Purchase Payments on or after the first contract anniversary.


STANDARD DEATH BENEFIT

The standard death benefit is contract value.


OPTIONAL RETURN OF PURCHASE PAYMENT DEATH BENEFIT
For an additional fee, you may elect the optional Return of Purchase Payment death benefit described below which can provide greater protection for your beneficiaries. You may only elect the optional Return of Purchase Payment death benefit at the time you purchase your contract and you cannot change your election thereafter at any time. The annualized fee for the optional Return of Purchase Payment death benefit is 0.15% of the average daily net asset value allocated to the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. This feature may not be available through the broker-dealer with which your investment advisor is affiliated. Please check with your investment advisor for availability. In addition, if you purchased your Qualified contract through certain broker-dealers with which your investment advisor is affiliated, this feature may not be optional and the annualized fee for the optional Return of Purchase Payment death benefit will be included in your Separate Account Charges.

The death benefit is the greater of:

     1.   Contract value; or

     2.   Purchase Payments reduced by:

          a. any Withdrawal Adjustments, as defined above, if the Living Benefit has not been terminated; or

          b. any Withdrawal Adjustments, as defined above, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.


OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT
For an additional fee, you may elect the optional Maximum Anniversary Value death benefit described below which can provide greater protection for your beneficiaries. You may only elect the optional Maximum Anniversary Value death benefit at the time you purchase your contract and you cannot change your election thereafter at any time. The fee


                                       36



for the optional Maximum Anniversary Value death benefit is 0.40% of the average daily net asset value allocated to the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase.

This feature may not be available through the broker-dealer with which your investment advisor is affiliated. Please check with your investment advisor for availability.

The death benefit is the greatest of:

     1.   Contract value; or

     2.   Purchase Payments reduced by:

          a. any Withdrawal Adjustments, if the Living Benefit has not been terminated: or

          b. any Withdrawal Adjustments, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated; or

     3. Maximum anniversary value on any contract anniversary prior to the earlier of your 83rd birthday or date of death and reduced by:

          a. any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated; or

          b. any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          The anniversary value for any year is equal to the contract value on the applicable anniversary.


SPOUSAL CONTINUATION

The Continuing Spouse may elect to continue the contract after your death. Generally, the contract, its benefits and elected features, if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original Owner of the contract. A spousal continuation can only take place once, upon the death of the original Owner of the contract. If the Continuing Spouse terminates any optional death benefit, no optional death benefit will be payable to the Continuing Spouse's Beneficiary.

Non-spousal joint Owners (which can include Domestic Partners) who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as, under current tax law, they are not eligible for spousal continuation of the contract.

Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original Owner, exceeds the contract value as of the Good Order date ("Continuation Contribution"), if any. We will add any Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and satisfactory proof of death of the original Owner ("Continuation Date") at the Annuity Service Center. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death. The age of the Continuing Spouse on the Continuation Date will be used to determine any future death benefits under the contract. If you elected the optional Maximum Anniversary Value death benefit, the death benefit payable upon the Continuing Spouse's death would differ depending on the Continuing Spouse's age on the Continuation Date. PLEASE SEE THE SPOUSAL CONTINUATION APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS UPON A CONTINUING SPOUSE'S DEATH.

The Continuing Spouse may not terminate the Return of Purchase Payment death benefit or Maximum Anniversary Value death benefit if elected at contract issue. To the extent that the Continuing Spouse invests in the Variable Portfolios, he/she will be subject to investment risk as was the original Owner.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS AND WE WILL SUPPLEMENT THE PROSPECTUS PRIOR TO ANY CHANGE BEING EFFECTIVE.

PLEASE SEE LIVING BENEFITS ABOVE FOR INFORMATION ON THE EFFECT OF SPOUSAL CONTINUATION ON THESE BENEFITS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    EXPENSES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

There are fees and expenses associated with your contract which reduce your investment return. We will not increase certain contract fees, such as Separate Account Charges for the life of your contract. Underlying Fund investment management fees may increase or decrease. Some states may require that we charge less than the amounts described below. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE-SPECIFIC EXPENSES.

We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment advisor and/or subadvisors (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.


THIRD PARTY INVESTMENT ADVISOR

This variable annuity is designed for those who have hired an investment advisor to provide investment advice for a fee. The fee charged by your investment advisor is separate from and in addition to the fees and charges detailed in this prospectus and is covered by a separate agreement between


                                       37



you and your investment advisor. The investment advisor you hire to provide investment advice is acting solely on your behalf and not on the behalf of the Company. The Company does not provide investment advice, including whether you should purchase this variable annuity or how to allocate your Purchase Payments.


SEPARATE ACCOUNT CHARGES

The annualized Separate Account Charge is 0.40% of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.


UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES
Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the corresponding Underlying Funds. The Accumulation Unit value for Variable Portfolios that invest in Feeder Funds also will reflect the investment management fee and other expenses of the corresponding Master Fund in which the Feeder Funds invest. These fees may vary. They are not fixed or specified in your annuity contract, rather the fees are set by the Underlying Funds' own board of directors.

There are deductions from and expenses paid out of the assets of each Underlying Fund. DETAILED INFORMATION ABOUT THESE DEDUCTIONS AND EXPENSES CAN BE FOUND IN THE PROSPECTUSES FOR THE UNDERLYING FUNDS.


TRANSFER FEE

We permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. The transfer fee compensates us for the cost of processing your transfer.


LIVING BENEFIT FEES

The Living Benefit fees will be calculated as a percentage of the Income Base for all years in which the Living Benefits are in effect. The fee depends on whether you elect to cover one or two lives. The Living Benefit fee is charged and received by the Company in consideration of the Living Benefit guarantees provided to you.

The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the value in the Secure Value Account which in total equals the amount of the fee. If your contract value is reduced to zero before the Living Benefit has been cancelled, the fee will no longer be assessed.

We will not assess a quarterly fee if you annuitize your contract or if a death benefit is paid before the end of the Benefit Quarter. If the Living Benefit is still in effect while your contract value is greater than zero, and you surrender your contract, we will assess a pro-rata charge for the fee applicable to the Benefit Quarter in which the surrender occurs if you surrender your contract before the end of a Benefit Quarter. The pro-rata fee is calculated by multiplying the fee by the number of days between the date the fee was last assessed and the date of surrender, divided by the number of days between the prior and the next Benefit Quarter Anniversaries.


POLARIS INCOME PLUS AND POLARIS INCOME PLUS DAILY LIVING BENEFIT FEE


POLARIS INCOME PLUS



                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person         1.10%        2.20%        0.60%     (+or-)0.25%
 Two Covered Persons        1.35%        2.70%        0.60%     (+or-)0.25%

* The fee rate can decrease or increase no more than 0.0625% each quarter (0.25%/ 4).



POLARIS INCOME PLUS DAILY




                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person         1.25%        2.20%        0.60%     (+or-)0.25%
 Two Covered Persons        1.45%        2.70%        0.60%     (+or-)0.25%



* The quarterly fee rate will not decrease or increase by more than 0.0625% each quarter (0.25%/ 4).


The Initial Annual Fee Rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. After the first Benefit Year, on each Benefit Quarter Anniversary, we will (1) deduct the fee in effect for the previous Benefit Quarter; and (2) determine the fee rate applicable to the next Benefit Quarter. Any fee adjustment is based on a non-discretionary formula tied to the change in VIX. In general, as the average value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the minimums and maximum identified in the table above. PLEASE SEE APPENDIX B -- FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS AND POLARIS INCOME PLUS DAILY FEE.


                                       38



POLARIS INCOME PLUS AND POLARIS INCOME PLUS DAILY LIVING BENEFIT WITHDRAWAL
CHARGE
A Benefit Withdrawal Charge is assessed on withdrawals made in the first 4 Benefit Years that are in excess of the Maximum Annual Withdrawal Amount. You may incur a Benefit Withdrawal Charge if you take an Excess Withdrawal or fully surrender your contract before the end of the Benefit Withdrawal Charge period. If you take an Excess Withdrawal, the Benefit Withdrawal Charge is assessed against the amount in excess of the Maximum Annual Withdrawal Amount and deducted from the withdrawal amount. If you surrender the contract, the Benefit Withdrawal Charge is assessed against the amount in excess of the Maximum Annual Withdrawal Amount and is deducted from the Contract Value. The Benefit Withdrawal Charge is shown below:


NUMBER OF FULL BENEFIT YEARS ELAPSED SINCE
EFFECTIVE DATE                                0    1    2    3   4+
 CHARGE                                     3%   2%   2%   1%   0%

OPTIONAL RETURN OF PURCHASE PAYMENT DEATH BENEFIT FEE
The fee for the optional Return of Purchase Payment death benefit is 0.15% of the average daily ending net asset value allocated to the Variable Portfolio(s).


OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT FEE
The annualized fee for the optional Maximum Anniversary Value death benefit is 0.40% of the average daily ending net asset value allocated to the Variable Portfolio(s).


PREMIUM TAX

Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states permit us to either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX for a listing of the states that charge premium taxes, the percentage of the tax and distinctions in impact on Qualified and Non-Qualified contracts.


INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.


REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PAYMENTS WE MAKE

We make payments in connection with the distribution of the contracts that generally fall into the two categories below.

ADDITIONAL CASH COMPENSATION. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation ("revenue sharing"). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold contracts. Sales-based payments primarily create incentives to make new sales of contracts.

These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm's registered representatives about our contracts, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.

We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts.


We provide a list of firms to whom we paid annual amounts greater than $5,000 under these revenue sharing arrangements in 2016 in the Statement of Additional Information which is available upon request.


NON-CASH COMPENSATION. Some registered representatives and their supervisors may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.

We do not assess a specific charge directly to you or your separate account assets in order to cover sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees


                                       39



and charges collected under the contract. We hope to benefit from these revenue sharing arrangements through increased sales of our contracts and greater customer service support.

Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. YOU SHOULD DISCUSS WITH YOUR SELLING FIRM AND/OR INVESTMENT ADVISOR HOW THEY ARE COMPENSATED FOR SALES OF A CONTRACT AND/OR ANY RESULTING REAL OR PERCEIVED CONFLICTS OF INTEREST. YOU MAY WISH TO TAKE SUCH REVENUE SHARING ARRANGEMENTS INTO ACCOUNT WHEN CONSIDERING OR EVALUATING ANY RECOMMENDATION RELATING TO THIS CONTRACT.


PAYMENTS WE RECEIVE

We and our affiliates may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisors, subadvisors and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that pay us higher amounts. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.

We and our affiliates generally receive two kinds of payments described below.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.525% annually based on assets under management from certain Trusts' investment advisors, subadvisors and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the profits the investment advisor realizes on the investment management fees deducted from assets of the Underlying Funds or wholly from the assets of the Underlying Funds. Contract Owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. The payments we receive are generally based on assets under management from certain Trusts' investment advisors or their affiliates and vary by Trust. Some investment advisors, subadvisors and/or distributors (or affiliates thereof) pay us more than others. The amount may be significant. Such amounts received from SAAMCo, a wholly-owned subsidiary of AGL, are not expected to exceed 0.50% annually based on assets under management.

OTHER PAYMENTS. Certain investment advisors, subadvisors and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisors, subadvisors and/or distributors access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the advisor's, subadvisor's or distributor's participation.

In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisors, subadvisors and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                             ANNUITY INCOME OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE INCOME PHASE


WHAT IS THE INCOME PHASE?
During the Income Phase, we use the money accumulated in your contract to make regular payments to you. This is known as "annuitizing" your contract. At this point, the Accumulation Phase ends. You will no longer be able to take withdrawals of contract value and all other features and benefits of your contract will terminate, including your ability to surrender your contract.

BEGINNING THE INCOME PHASE IS AN IMPORTANT EVENT. YOU HAVE DIFFERENT OPTIONS AVAILABLE TO YOU. YOU SHOULD DISCUSS YOUR OPTIONS WITH YOUR FINANCIAL REPRESENTATIVE AND/OR TAX ADVISER SO THAT TOGETHER YOU MAY MAKE THE BEST DECISION FOR YOUR PARTICULAR CIRCUMSTANCES.

WHEN DOES THE INCOME PHASE BEGIN?

Generally, you can annuitize your contract any time after your second contract anniversary ("Annuity Date") and on or before the Latest Annuity Date, defined below, by completing and mailing the Annuity Option Selection Form to our Annuity Service Center.

If you do not request to annuitize your contract on the Annuity Date of your choice, your contract will be annuitized on the Latest Annuity Date. If your contract is jointly owned, the Latest Annuity Date is based on the older Owner's date of birth. Your Latest Annuity Date is defined as the first NYSE business day of the month following your 95th birthday.

HOW DO I ELECT TO BEGIN THE INCOME PHASE?

You must select one of the annuity income payment options, listed below, that best meets your needs by mailing a completed Annuity Option Selection Form to our Annuity Service Center. If you do not select an annuity income payment option, your contract will be annuitized in accordance with the default annuity income payment option specified under Annuity Income Options below.

WHAT IS THE IMPACT ON THE LIVING AND DEATH BENEFITS IF I ANNUITIZE?

Upon annuitizing the contract, the death benefit will terminate. In addition, upon annuitizing, any guaranteed withdrawals under a Living Benefit feature will cease and will be replaced by the annuity income payments. If your contract value is reduced to zero prior to annuitization as a result of receiving guaranteed withdrawals under a Living


                                       40



Benefit feature, your remaining payments under the Living Benefit feature will be paid to you as an annuity. PLEASE SEE LIVING BENEFITS AND DEATH BENEFITS ABOVE.


ANNUITY INCOME OPTIONS

You must send a written request to our Annuity Service Center to select an annuity income option. Once you begin receiving annuity income payments, you cannot change your annuity income option. If you elect to receive annuity income payments but do not select an annuity income option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years. Generally, the amount of each annuity income payment will be less with greater frequency of payments or if you chose a longer period certain guarantee.

We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. In most contracts, the Owner and Annuitant are the same person. The Owner may change the Annuitant if different from the Owner at any time prior to the Annuity Date. The Owner must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new Annuitant election, the Owner may not select an annuity income option based on the life of the Annuitant.

If the contract is owned by a non-natural Owner, the Annuitant cannot be changed after the contract has been issued and the death of the Annuitant will trigger the payment of the death benefit.

If you elect a lifetime based annuity income option without a guaranteed period, your annuity income payments depend on longevity only. That means that you may potentially only live long enough to receive one annuity income payment.

If you elect a lifetime based annuity income option without a guaranteed period, your annuity income payments depend on longevity only. That means that you may potentially live long enough to receive one annuity income payment.


ANNUITY INCOME OPTION 1 - LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.


ANNUITY INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.


ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.

ANNUITY INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. Upon your request, the contract may be commuted if a period certain annuitization income option has been elected. The amount available upon such redemption would be the discounted present value of any remaining guaranteed annuity income payments that would reflect the fluctuating trading costs for liquidating the securities in place to pay for these contractual obligations. The detrimental impact depends on the nature of the securities (and which may include short-term, medium term, and/or long-term investments) resulting in varying losses to the Company.

The value of an Annuity Unit, regardless of the option chosen, takes into account Separate Account Charges which includes a mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please see the Statement of Additional Information for a more detailed discussion of the annuity income options.

PLEASE SEE LIVING BENEFITS ABOVE FOR ANNUITY INCOME OPTIONS AVAILABLE UNDER THE LIVING BENEFITS.


FIXED OR VARIABLE ANNUITY INCOME PAYMENTS

You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, your annuity income payments will be variable in amount. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed and may fluctuate as described under ANNUITY INCOME PAYMENTS below.


ANNUITY INCOME PAYMENTS

We make annuity income payments on a monthly, quarterly, semi-annual or annual basis as elected by you. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected


                                       41



annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     o for life income options, your age when annuity income payments begin; and

     o the contract value attributable to the Variable Portfolios on the Annuity Date; and

     o the 3.5% assumed investment rate used in the annuity table for the contract; and

     o the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

The value of fixed annuity income payments, if elected, will not be less than 1%. The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.


TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.


DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. PLEASE SEE ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                     TAXES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONTRACTS PROVIDE TAX-DEFERRED ACCUMULATION OVER TIME, BUT MAY BE SUBJECT TO CERTAIN FEDERAL INCOME AND EXCISE TAXES, MENTIONED BELOW. REFER TO THE STATEMENT OF ADDITIONAL INFORMATION FOR FURTHER DETAILS. SECTION REFERENCES ARE TO THE INTERNAL REVENUE CODE ("IRC"). WE DO NOT ATTEMPT TO DESCRIBE ANY POTENTIAL ESTATE OR GIFT TAX, OR ANY APPLICABLE STATE, LOCAL OR FOREIGN TAX LAW OTHER THAN POSSIBLE PREMIUM TAXES MENTIONED UNDER "PREMIUM TAX CHARGE." DISCUSSIONS REGARDING THE TAX TREATMENT OF ANY ANNUITY CONTRACT OR RETIREMENT PLANS AND PROGRAMS ARE INTENDED FOR GENERAL INFORMATIONAL PURPOSES ONLY AND ARE NOT INTENDED AS TAX ADVICE, EITHER GENERAL OR INDIVIDUALIZED, NOR SHOULD THEY BE INTERPRETED TO PROVIDE ANY PREDICTIONS OR GUARANTEES OF A PARTICULAR TAX TREATMENT. SUCH DISCUSSIONS GENERALLY ARE BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT TAX RULES AND INTERPRETATIONS, AND MAY INCLUDE AREAS OF THOSE RULES THAT ARE MORE OR LESS CLEAR OR CERTAIN. TAX LAWS ARE SUBJECT TO LEGISLATIVE MODIFICATION, AND WHILE MANY SUCH MODIFICATIONS WILL HAVE ONLY A PROSPECTIVE APPLICATION, IT IS IMPORTANT TO RECOGNIZE THAT A CHANGE COULD HAVE RETROACTIVE EFFECT AS WELL. YOU SHOULD SEEK COMPETENT TAX OR LEGAL ADVICE, AS YOU DEEM NECESSARY OR APPROPRIATE, REGARDING YOUR OWN CIRCUMSTANCES.


ANNUITY CONTRACTS IN GENERAL

The IRC provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investment arrangements that satisfy specific IRC requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules and tax treatment apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under an employer-sponsored retirement plan, or an Individual Retirement Account or Annuity ("IRA"), your contract is referred to as a Non-Qualified contract. In general, your cost basis in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your Non-Qualified contract.

If you purchase your contract under a qualified employer-sponsored retirement plan or an IRA, your contract is referred to as a Qualified contract.


Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k), or governmental 457(b) plan, and you may have cost basis in a traditional IRA or in another Qualified contract.



AGGREGATION OF CONTRACTS

Federal tax rules generally require that all Non-Qualified contracts issued by the same company to the same policyholder during the same calendar year will be treated as one annuity contract for purposes of determining the taxable amount upon distribution.


                                       42



TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS
If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. The portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

     o     after attaining age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);

     o when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     o     under an immediate annuity contract;

     o when attributable to Purchase Payments made prior to August 14, 1982.


On March 30, 2010, the Health Care and Education Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income, which went into effect in 2013, at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an Owner that is not a natural person (see Contracts Owned by a Trust or Corporation). This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.


A transfer of contract value to another annuity contract generally will be tax reported as a distribution unless we have sufficient information to confirm that the transfer qualifies as an exchange under IRC Section 1035 (a "1035 exchange").


TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS
Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax amounts permitted under the employer's plan.

The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     o     after attainment of age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);

     o as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     o payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     o dividends paid with respect to stock of a corporation described in IRC Section 404(k);

     o for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     o transfers to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     o for payment of health insurance if you are unemployed and meet certain requirements;

     o distributions from IRAs for qualifying higher education expenses or first home purchases, with certain limitations;

     o amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental Code Section 457(b) plan represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty;

     o payments to certain individuals called up for active duty after September 11, 2001; and


                                       43



     o payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free.

The IRC limits the withdrawal of an employee's elective deferral Purchase Payments from a Tax-Sheltered Annuity (TSA) contract under IRC 403(b). Generally, withdrawals can only be made when an Owner: (1) reaches age 59 1/2;
(2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the
IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA contract as of December 31, 1988 are not subject to these restrictions except as otherwise imposed by the plan.

Qualifying transfers (including intra-plan exchanges) of amounts from one TSA contract or account to another TSA contract or account, and qualifying transfers to a state defined benefit plan to purchase service credits, where permitted under the employer's plan, generally are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred to a contract with less restrictive IRC withdrawal limitations than the account from which it is transferred, the more restrictive withdrawal limitations will continue to apply.

Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the plan, the IRC, treasury regulations, IRS pronouncements, and other applicable legal authorities.

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. Subsequent IRS guidance and/or the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased. Effective January 1, 2009, the Company no longer accepts new Purchase Payments (including contributions, transfers and exchanges) into new or existing 403(b) contracts. You may wish to discuss the new regulations and/or the general information above with your tax adviser.

Withdrawals from other Qualified contracts are often limited by the IRC and by the employer's plan.

If you are purchasing the contract as an investment vehicle for a trust under a Qualified Plan, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself. In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or IRA), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. You should carefully consider whether the features and benefits, including the investment options, lifetime annuity income options, and protection through Living Benefits, death benefits and other benefits provided under an annuity contract issued in connection with a Qualified contract are suitable for your needs and objectives and are appropriate in light of the expense.


REQUIRED MINIMUM DISTRIBUTIONS

Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you sever employment from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. If you choose to delay your first distribution until the year after the year in which you reach 70 1/2 or sever employment, as applicable, then you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31.

If you own more than one IRA, you may be permitted to take your annual distributions in any combination from your IRAs. A similar rule applies if you own more than one TSA. However, you cannot satisfy this distribution requirement for your IRA contract by taking a distribution from a TSA, and you cannot satisfy the requirement for your TSA by taking a distribution from an IRA.

You may be subject to the Benefit Withdrawal Charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's Maximum Annual Withdrawal Amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax adviser for more information. You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax adviser concerning your required minimum distribution. You may terminate your election for automated required minimum distribution at any time by sending a written request to our Annuity Service Center. Upon notification of your death, we will terminate the automated required minimum distribution unless your Beneficiary instructs us otherwise. We reserve the right to change or discontinue this service at any time.

IRS regulations require that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as Living Benefits and/or death benefits. As a result, if you request a minimum distribution calculation, or if one is otherwise required to be provided, in those specific circumstances where this requirement applies, the calculation may be based upon a value that is greater than your contract value, resulting in a larger required minimum distribution. This regulation does not apply to required minimum distributions made under an irrevocable annuity


                                       44



income option. You should discuss the effect of these regulations with your tax adviser.


TAX TREATMENT OF DEATH BENEFITS

The taxable amount of any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefit is paid as lump sum or annuity income payments. Estate taxes may also apply.


Enhanced death benefits are used as investment protection and are not expected to give rise to any adverse tax effects. However, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the Owner is under 59 1/2, unless another exception applies.

If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the Owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.



TAX TREATMENT OF LIVING BENEFITS

Generally, we will treat amounts credited to the contract value under the Living Benefit guarantees, for income tax purposes, as earnings in the contract. Payments in accordance with such guarantees after the contract value has been reduced to zero may be treated for tax purposes as amounts received as an annuity, if the other requirements for such treatment are satisfied. All payments or withdrawals after cost basis has been reduced to zero, whether or not under such a guarantee, will be treated as taxable amounts. The application of certain tax rules, including those rules relating to distributions from your contract, are not entirely clear. Such benefits are not intended to adversely affect the tax treatment of distributions or of the contract. However, you should be aware that little guidance is available. You should consult a tax adviser before electing a Living Benefit.


CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation or other Owner that is not a natural person ("Non-Natural Owner") that is considering purchasing this contract should consult a tax adviser.

Generally, the IRC does not confer tax-deferred status upon a Non-Qualified contract owned by a Non-Natural Owner for federal income tax purposes. Instead in such cases, the Non-Natural Owner pays tax each year on the contract's value in excess of the Owner's cost basis, and the contract's cost basis is then increased by a like amount. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. Please see the Statement of Additional Information for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-Qualified annuity contract.



FOREIGN ACCOUNT TAX COMPLIANCE ("FATCA")

A Contract Owner who is not a "United States person" which is defined to mean:

     o     a citizen or resident of the United States

     o a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia

     o any estate or trust other than a foreign estate or foreign trust (see Internal Revenue Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)

should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8 BEN-E, Form W-8 IMY, or other applicable form. Certain withholding certifications will remain effective until a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, the Form W-8 BEN-E, is only effective for three years from date of signature unless a change in circumstances makes any information on the form incorrect. An entity, for this purpose, will be considered a foreign entity unless it provide an applicable such withholding certifications to the contrary. The Contract Owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-9, Form W-8 BEN-E, Form W-8IMY, or acceptable substitute form.


OTHER WITHHOLDING TAX

A Contract Owner that is not exempt from United States federal withholding tax should consult its tax adviser as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.


GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT
If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. Please see the Statement of Additional Information for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.


                                       45



The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.


DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the manager of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the Underlying Funds must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." The determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-Qualified contract, could be treated as the owner of the Underlying Fund. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               OTHER INFORMATION
--------------------------------------------------------------------------------
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THE DISTRIBUTOR


AIG Capital Services, Inc., 21650 Oxnard Street, Suite 750 Woodland Hills, CA 91367-4997, distributes the contracts. AIG Capital Services, Inc., an indirect, wholly-owned subsidiary of AGL, is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA"). No underwriting fees are retained by AIG Capital Services, Inc. in connection with the distribution of the contracts.



THE COMPANY

AMERICAN GENERAL LIFE INSURANCE COMPANY
American General Life Insurance Company ("AGL") is a stock life insurance company organized under the laws of the state of Texas on April 11, 1960. AGL's home office is 2727-A Allen Parkway, Houston, Texas 77019-2191. AGL is successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. AGL is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

Contracts are issued by AGL in all states, except New York, where they are issued by US Life.


THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

The United States Life Insurance Company in the City of New York ("US Life") is a stock life insurance company organized under the laws of the state of New York on February 25, 1850. Its home office is 175 Water Street, New York, New York 10038. US Life conducts life insurance and annuity business primarily in the state of New York.


OWNERSHIP STRUCTURE OF THE COMPANY

AGL and US Life are indirect, wholly owned subsidiaries of American International Group, Inc. ("AIG"), a Delaware corporation.


AGL and US Life are regulated for the benefit of policy Owners by the insurance regulator in its state of domicile and also by all state insurance departments where it is licensed to conduct business. AGL and US Life are required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract Owners. Insurance regulations also require AGL and US Life to maintain additional surplus to protect against a financial impairment; the amount of which surplus is based on the risks inherent in AGL's and US Life's operations.


AIG is a leading international insurance organization serving customers in more than 100 countries and jurisdictions. AIG companies serve commercial, institutional, and individual customers through one of the most extensive worldwide property-casualty networks of any insurer. In addition, AIG companies are leading providers of life insurance and retirement services in the United States. AIG common stock is listed on the New York Stock Exchange and the Tokyo Stock Exchange.

More information about AIG may be found in the regulatory filings AIG files from time to time with the U.S. Securities and Exchange Commission ("SEC") at www.sec.gov.


OPERATION OF THE COMPANY

The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of


                                       46



the Company's financial and insurance products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, terms and conditions of competing financial and insurance products and the relative value of such brands.

The Company is exposed to market risk, interest rate risk, contract owner behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to death and living guaranteed benefits on the Company's financial and insurance products, as well as reduced fee income in the case of assets held in separate accounts, where applicable. These guaranteed benefits are sensitive to equity market and other conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed Living Benefits in excess of account values as a result of significant downturns in equity markets or as a result of other factors. The Company has treaties to reinsure a portion of the guaranteed minimum income benefits and guaranteed death benefits for equity and mortality risk on some of its older contracts. Such risk mitigation may or may not reduce the volatility of net income and capital and surplus resulting from equity market volatility.

The Company is regulated for the benefit of contract owners by the insurance regulator in its state of domicile; and also by all state insurance departments where it is licensed to conduct business. The Company is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract owners. Insurance regulations also require the Company to maintain additional surplus to protect against a financial impairment the amount of which is based on the risks inherent in the Company's operations.


THE SEPARATE ACCOUNT

Before December 31, 2012, Variable Separate Account was a separate account of SunAmerica Annuity, originally established under Arizona law on January 1, 1996 when it assumed the Separate Account, originally established under California law on June 25, 1981. On December 31, 2012, and in conjunction with the merger of AGL and SunAmerica Annuity, Variable Separate Account was transferred to and became a separate account of AGL under Texas law. It may be used to support the contract and other variable annuity contracts, and used for other permitted purposes.

Before December 31, 2011, FS Variable Separate Account was a separate account of First SunAmerica, originally established under New York law on September 9, 1994. On December 31, 2011, and in conjunction with the merger of US Life and First SunAmerica, FS Variable Separate Account was transferred to and became a separate account of US Life under New York law.

These Separate Accounts are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended.

Purchase Payments you make that are allocated to the Variable Portfolios are invested in the Separate Account. The Company owns the assets in the Separate Account and invests them on your behalf, according to your instructions. Purchase Payments invested in the Separate Account are not guaranteed and will fluctuate with the value of the Variable Portfolios you select. Therefore, you assume all of the investment risk for contract value allocated to the Variable Portfolios. These assets are kept separate from our General Account and may not be charged with liabilities arising from any other business we may conduct. Additionally, income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these dividends through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract Owners.


THE GENERAL ACCOUNT

Obligations that are paid out of the Company's general account ("General Account") include any amounts you have allocated to the Secure Value Account, including any interest credited thereon, and amounts owed under your contract for death and/or Living Benefits which are in excess of portions of contract value allocated to the Variable Portfolios. The obligations and guarantees under the contract are the sole responsibility of the Company. Therefore, payments of these obligations are subject to our financial strength and claims paying ability, and our long term ability to make such payments.

The General Account assets are invested in accordance with applicable state regulation. These assets are exposed to the typical risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risk. The Company manages its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring or limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. With respect to the Living Benefits available in your contract, we also manage interest rate and certain market risk through a hedging strategy in the portfolio and we require you to allocate your Purchase Payments in accordance with specified investment parameters.


FINANCIAL STATEMENTS

The financial statements described below are important for you to consider. Information about how to obtain these financial statements is also provided below.


THE COMPANY AND THE SEPARATE ACCOUNT

The financial statements of the Company and the Separate Account are required to be provided because you must look to those entities directly to satisfy our obligations to you under the Contract.


                                       47



INSTRUCTIONS TO OBTAIN FINANCIAL STATEMENTS

The financial statements of the Company and Separate Account are available by requesting a free copy of the Statement of Additional Information by calling
(800) 445-7862 or by using the request form on the last page of this prospectus.

We encourage both existing and prospective contract Owners to read and understand the financial statements.

You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial Center, Room 4300
New York, NY 10281

To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

By Mail:
Annuity Service Center
P.O. Box 15570
Amarillo, Texas 79105-5570
Telephone Number: (800) 445-7862


ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-7862, if you have any comments, questions or service requests.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions for your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, if available, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations. It is your responsibility to review these documents carefully and notify our Annuity Service Center of any inaccuracies immediately. We investigate all inquiries. Depending on the facts and circumstances, we may retroactively adjust your contract, provided you notify us of your concern within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error. If you fail to notify our Annuity Service Center of any mistakes or inaccuracy within 30 days of receiving the transaction confirmation or quarterly statement, we will deem you to have ratified the transaction.

BUSINESS DISRUPTION AND CYBER SECURITY RISKS

We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the Underlying Funds, impact our ability to calculate Accumulation Unit Values ("AUVs"), cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.


LEGAL PROCEEDINGS


There are no pending legal proceedings affecting the Separate Account. Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, subpoenas, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.

Various lawsuits against the Company have arisen in the ordinary course of business. As of April 21, 2017, the Company believes it is not likely that contingent liabilities arising from the above matters will have a material adverse effect on the financial condition of the Company.



REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration


                                       48

statements and exhibits. For further information regarding the Separate Account, the Company and its General Account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570 or by calling (800) 445-7862. The table of contents of the SAI is listed below.

Separate Account and the Company

General Account

Master-Feeder Structure

Information Regarding the Use of the Volatility Index ("VIX")

Performance Data

Annuity Income Payments

Annuity Unit Values

Taxes

Broker-Dealer Firms Receiving Revenue Sharing Payments

Distribution of Contracts

Financial Statements

                                       49

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX A - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




The following details the standard, Return of Purchase Payment and Maximum Anniversary Value death benefits payable upon the Continuing Spouse's death. The death benefit we will pay to the new Beneficiary chosen by the Continuing Spouse varies depending on the death benefit option elected by the original Owner of the contract, the age of the Continuing Spouse as of the Continuation Date and the Continuing Spouse's date of death.

Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.

We define "Continuation Net Purchase Payments" as Net Purchase Payments made on or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution, is considered the initial Continuation Purchase Payment. We define "Continuation Purchase Payments" as Purchase Payments made on or after the Continuation Date. Continuation Purchase Payments will not be accepted on or after the first contract anniversary.

The term "withdrawals" as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.

The term "Withdrawal Adjustment" is used to describe the way in which the amount of the death benefit will be adjusted for withdrawals depending on when the Continuing Spouse takes a withdrawal and the amount of the withdrawal. If cumulative withdrawals for the current contract year are taken prior to the Continuing Spouse's 81st birthday and are less than or equal to the Maximum Annual Withdrawal Amount, the amount of adjustment will equal the amount of each withdrawal. If a withdrawal is taken prior to the Continuing Spouse's 81st birthday and cumulative withdrawals for the current contract year are in excess of the Maximum Annual Withdrawal Amount, the contract value and the death benefit are first reduced by the Maximum Annual Withdrawal Amount. The resulting death benefit is further adjusted by the withdrawal amount in excess of the Maximum Annual Withdrawal Amount by the percentage by which the excess withdrawal reduced the resulting contract value. If a withdrawal is taken on or after the Continuing Spouse's 81st birthday, the amount of adjustment is determined by the percentage by which the withdrawal reduced the contract value.

THE COMPANY WILL NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 81 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS DESCRIBED BELOW ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER THE CONTINUING SPOUSE'S 81ST BIRTHDAY. WE WILL NOT ACCEPT CONTINUATION PURCHASE PAYMENTS ON OR AFTER THE FIRST CONTRACT ANNIVERSARY.

DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

     1.   STANDARD DEATH BENEFIT

          The standard death benefit will be contract value.

     2.   OPTIONAL RETURN OF PURCHASE PAYMENT DEATH BENEFIT

          If the Continuing Spouse is age 85 or younger on the Continuation Date, the death benefit will be the greater of:

          a.  Contract value; or

          b. Continuation Purchase Payments received prior to the first contract anniversary reduced by:

               (i) any Withdrawal Adjustments after the Continuation Date, if the Living Benefit has not been terminated; or

               (ii) any Withdrawal Adjustments after the Continuation Date, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the fee will no longer be deducted as of the Continuation Date.

     3.   OPTIONAL MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

          If the Continuing Spouse is age 80 or younger on the Continuation Date, the death benefit will be the greatest of:

          a.  Contract value; or

          b. Continuation Purchase Payments received prior to the first contract anniversary reduced by:

               (i) any Withdrawal Adjustments after the Continuation Date, if the Living Benefit has not been terminated; or

               (ii) any Withdrawal Adjustments after the Continuation Date, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.


                                      A-1

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the earlier of the Continuing Spouse's 83rd birthday or date of death and reduced by:

               (i) any Withdrawal Adjustments since that contract anniversary, if the Living Benefit has not been terminated; or

               (ii) any Withdrawal Adjustments since that contract anniversary, prior to the date the Living Benefit is terminated; and reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of such withdrawal on or after the date the Living Benefit is terminated.

          The anniversary value for any year is equal to the contract value on the applicable anniversary.

          If the Continuing Spouse is age 81-85 on the Continuation Date, the death benefit will be the optional Return of Purchase Payment death benefit, described above and the optional Maximum Anniversary Value death benefit fee will no longer be deducted. Instead, the optional Return of Purchase Payment death benefit fee will be deducted as of the Continuation Date.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the optional Maximum Anniversary Value death benefit fee will no longer be deducted as of the Continuation Date.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.


                                      A-2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  APPENDIX B - FORMULA AND EXAMPLES OF CALCULATIONS OF THE POLARIS INCOME PLUS

                       AND POLARIS INCOME PLUS DAILY FEE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




The fee for Polaris Income Plus and Polaris Income Plus Daily is assessed against the Income Base and deducted from the contract value at the end of each Benefit Quarter.


POLARIS INCOME PLUS FEE



                                                                   MAXIMUM
                                                                 ANNUALIZED
                                                                  FEE RATE
                                                                 DECREASE OR
                                                                  INCREASE
                           INITIAL      MAXIMUM      MINIMUM        EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE      QUARTER*
 One Covered Person         1.10%        2.20%        0.60%     (+or-)0.25%
 Two Covered Persons        1.35%        2.70%        0.60%     (+or-)0.25%

* The fee rate can decrease or increase no more than 0.0625% each quarter (0.25%/ 4).


POLARIS INCOME PLUS DAILY FEE




                                                                   MAXIMUM
                                                                  ANNUALIZED
                                                                   FEE RATE
                                                                 DECREASED OR
                                                                   INCREASE
                           INITIAL      MAXIMUM      MINIMUM         EACH
       NUMBER OF           ANNUAL       ANNUAL       ANNUAL        BENEFIT
    COVERED PERSONS       FEE RATE     FEE RATE     FEE RATE       QUARTER*
 Once Covered Person        1.25%        2.20%        0.60%      (+or-)0.25%
 Two Covered Persons        1.45%        2.70%        0.60%      (+or-)0.25%



* The fee rate can decrease or increase no more than 0.0625% each quarter (0.25%/ 4).


The Initial Annual Fee Rate is guaranteed for the first Benefit Year. Subsequently, the fee rate may change quarterly subject to the parameters identified in the table above. Any fee rate adjustment is based on the non-discretionary formula stated below which is tied to the change in the Volatility Index ("VIX"), an index of market volatility reported by the Chicago Board Options Exchange. The fee rate is based on the average of all VIX values as of Market Close on each day during the Benefit Quarter for which the fee is being calculated (the "Average Value of the VIX"). In general, as the Average Value of the VIX decreases or increases, your fee rate will decrease or increase accordingly, subject to the maximums and minimums identified in the table above.

The non-discretionary formula used in the calculation of the Annual Fee Rate applicable after the first Benefit Year is:

INITIAL ANNUAL FEE RATE + [0.05% X (AVERAGE VALUE OF THE VIX - 20)]

You may find the value of the VIX for any given day by going to the Chicago Board Options Exchange website, www.cboe.com.


The example below will assume the election of Polaris Income Plus for one Covered Person with the Initial Annual Fee Rate of 1.10%. THE STEPS OF CALCULATIONS OF THE FEE RATES ARE THE SAME FOR ALL FEATURES, EXCEPT THE INITIAL ANNUAL FEE RATES. Please see the tables above for the Initial Annual Fee Rate per feature and number of Covered Person(s).



EXAMPLE


ASSUMPTIONS:



     o     POLARIS INCOME PLUS FOR ONE COVERED PERSON WAS ELECTED



     o     THE AVERAGE VALUE OF THE VIX ARE AS DISPLAYED FROM THE TABLE BELOW:



               AVERAGE     CALCULATED
  BENEFIT     VALUE OF      FORMULA       ANNUAL      QUARTERLY
  QUARTER        VIX         VALUE*      FEE RATE     FEE RATE**
     1st       24.82          N/A         1.10%        0.2750%
     2nd       21.49          N/A         1.10%        0.2750%
     3rd       24.16          N/A         1.10%        0.2750%
     4th       19.44          N/A         1.10%        0.2750%
     5th       16.88         0.94%        0.94%        0.2350%

* The Calculated Formula Value equals the number resulting from application of the formula stated above. This amount is compared to the minimum and maximum fee and the maximum quarterly fee increase to determine the annual fee rate each quarter.

**    The Quarterly Fee Rate is the Annual Fee Rate divided by 4.


The Annual Fee Rates and Quarter Fee Rates are calculated as follows:


IN THE 5TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX DECREASES TO 16.88. WE CALCULATE THE ANNUAL FEE RATE IN THE 5TH BENEFIT QUARTER AS FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE

     Initial Annual Fee Rate + [0.05% x (Average Value of VIX - 20)]

     1.10% + [0.05% x (16.88 - 20)]

     1.10% +[0.05% x (-3.12)]

     1.10% + (-0.0016) = 0.94% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.10% - 0.94% = 0.16% which is within 0.25% of the previous Annual Fee Rate (1.10%).

0.94% is higher than the Minimum Annual Fee Rate (0.60%) and is lower than the Maximum Annual Fee Rate (2.20%).

Therefore, the Annual Fee Rate for the 5th Benefit Quarter is 0.94%.


                                      B-1



The Quarterly Fee Rate is 0.2350% (or 0.94% divided by 4).


AFTER THE 5TH BENEFIT QUARTER, THE ASSUMED AVERAGE VALUE OF THE VIX ARE AS DISPLAYED FROM THE TABLE BELOW:



               AVERAGE
                VALUE     CALCULATED
  BENEFIT        OF        FORMULA       ANNUAL      QUARTERLY
  QUARTER        VIX        VALUE       FEE RATE     FEE RATE
     6th       20.00        1.10%        1.10%       0.2750%
     7th       25.57        1.38%        1.35%       0.3375%
     8th       30.22        1.61%        1.60%       0.4000%
     9th       26.02        1.40%        1.40%       0.3500%
     10th      22.83        1.24%        1.24%       0.3100%
     11th      19.88        1.09%        1.09%       0.2725%
     12th      20.60        1.13%        1.13%       0.2825%
     13th      14.44        0.82%        0.88%       0.2200%
     14th      13.41        0.77%        0.77%       0.1925%
     15th       9.11        0.56%        0.60%       0.1500%
     16th      16.30        0.92%        0.85%       0.2125%


The Annual Fee Rates and Quarter Fee Rates are calculated as follows:


IN THE 7TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX INCREASES TO 25.57. WE CALCULATE THE ANNUAL FEE RATE IN THE 7TH BENEFIT QUARTER AS FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE

     Initial Annual Fee Rate + [0.05% x (Average Value of VIX - 20)]

     1.10% + [0.05% x (25.57 - 20)]

     1.10% + [0.05% x (5.57)]

     1.10% + (0.00278) = 1.38% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.38% - 1.10% = 0.28% which is more than 0.25% higher than the previous Annual Fee Rate of 1.10%.

The Annual Fee Rate is adjusted to be exactly 0.25% higher than the previous Annual Fee Rate, which is 1.35% (1.10% + 0.25%). This is within the Minimum and Maximum Annual Fee Rates.

Therefore, the Quarterly Fee Rate is 0.3375% (or 1.35% divided by 4).

IN THE 13TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX DECREASES TO 14.44. WE CALCULATE THE ANNUAL FEE RATE IN THE 13TH BENEFIT QUARTER AS FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE

Initial Fee Rate + [0.05% x (Average Value of VIX - 20)]

1.10% + [0.05% x (14.44 - 20)]

1.10% + [0.05% x (-5.56)]

1.10% + (-0.00278) = 0.82% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

1.13% - 0.82% = 0.31% which is more than a 0.25% Quarterly Annualized Fee Rate Decrease from the previous Annual Fee Rate of 1.13%.

Therefore, the Annual Fee Rate is adjusted to be exactly 0.25% lower than the previous Annual Fee Rate, which is 0.88% (1.13% - 0.25%).

IN THE 15TH BENEFIT QUARTER, THE AVERAGE VALUE OF THE VIX DECREASES TO 9.11. WE CALCULATE THE ANNUAL FEE RATE IN THE 15TH BENEFIT QUARTER AS FOLLOWS:


STEP 1:    CALCULATION OF THE ANNUAL FEE RATE

Initial Fee Rate + [0.05% x (Average Value of VIX - 20)]

1.10% + [0.05% x (9.11 - 20)]

1.10% + [0.05% x (-10.89)]

1.10% + (-0.005445) = 0.56% (Annual Fee Rate)


STEP 2: DETERMINE WHETHER THE ANNUAL FEE RATE CALCULATED IN STEP 1 IS WITHIN THE MAXIMUM OR MINIMUM ANNUAL FEE RATE AND WITHIN THE MAXIMUM QUARTERLY ANNUALIZED FEE RATE INCREASE OR DECREASE

The Annual Fee Rate of 0.56% is lower than the Minimum Annual Fee Rate (0.60%).

Therefore, the Annual Fee Rate is adjusted to be exactly the Minimum Annual Fee Rate, which is 0.60%.

After the 16th Benefit Quarter, the Annual Fee Rate will continue to increase or decrease depending on the movement of the Average Value of the VIX. If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted.


                                      B-2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                     APPENDIX C - LIVING BENEFITS EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following examples demonstrate how increases to the Income Base and withdrawals taken from the contract affect the values and benefits of the currently offered Living Benefits. The examples are based on a hypothetical contract over an extended period of time and do not assume any specific rate of return nor do they represent how your contract will actually perform.

Examples 1 through 5 below assume election of Polaris Income Plus Income Option 1 (one Covered Person). Examples 6 through 10 below assume election of Polaris Income Plus Daily Option 1 (one Covered Person).


EXAMPLE 1: INITIAL VALUES

The values shown below are based on the following assumptions:

     o     Benefit Effective Date = contract issue date

     o     Initial Purchase Payment = $100,000

     o     Covered Person = Owner age 65 on the Benefit Effective Date

     o     Maximum Annual Withdrawal Percentage = 6.0%


                                                                           MAXIMUM
                            PURCHASE                            INCOME      ANNUAL
                            PAYMENTS   CONTRACT     INCOME      CREDIT    WITHDRAWAL
       VALUES AS OF         INVESTED     VALUE       BASE        BASE       AMOUNT
   Benefit Effective Date  $100,000   $100,000   $100,000    $100,000    $6,000

     o     Income Base = Initial Purchase Payment = $100,000

     o     Income Credit Base = Initial Purchase Payment = $100,000

     o Maximum Annual Withdrawal Amount = Income Base x Maximum Annual Withdrawal Percentage

      = $100,000 x 6.0% = $6,000


EXAMPLE 2: IMPACT OF ADDING SUBSEQUENT PURCHASE PAYMENTS AND ATTAINING HIGHEST ANNIVERSARY VALUES

The values shown below are based on the assumptions stated in Example 1 above, in addition to the following:

     o     Subsequent Purchase Payment invested in the first contract year =
           $150,000.

     o     No withdrawals taken in the first 3 contract years


                                                                                                    MAXIMUM
                            PURCHASE    ASSUMED                               INCOME                 ANNUAL
                             PAYMENT   CONTRACT   ANNIVERSARY     INCOME      CREDIT     INCOME    WITHDRAWAL
       VALUES AS OF         INVESTED     VALUE       VALUE         BASE        BASE      CREDIT      AMOUNT
  Benefit Effective Date   $100,000   $100,000        --       $100,000    $100,000       --      $ 6,000
          Year 1           $150,000   $245,000        --       $250,000    $250,000       --      $15,000
       1st Anniversary        --      $270,000   $270,000      $270,000    $270,000    $15,000    $16,200
       2nd Anniversary        --      $287,000   $287,000      $287,000    $287,000    $16,200    $17,220
       3rd Anniversary        --      $310,000   $310,000      $310,000    $310,000    $17,220    $18,600

     Subsequent Purchase Payments within the first contract year:

           o  Total Purchase Payments = $250,000 ($100,000 + $150,000 =
              $250,000)

The values of the feature are impacted by adding subsequent Purchase Payments as follows:

     o The Income Base, Income Credit Base and the Maximum Annual Withdrawal Amount ("MAWA") are recalculated at the time each subsequent Purchase Payment prior to the first contract anniversary is received.

           o In year 1, the Income Base and Income Credit Base were increased to $250,000 ($100,000 + $150,000); and the MAWA was increased to
              $15,000 ($250,000 x 6.0%).

The values of the feature are impacted by attaining the Highest Anniversary Values as follows:

     o The Income Base and Income Credit Base are increased to the Highest Anniversary Value on each anniversary if the current Anniversary Value is greater than the current Income Base plus the Income Credit and all previous Anniversary Values; and the Maximum Annual Withdrawal Amount ("MAWA") is recalculated based on the value of the new Income Base.

           o On the 1st anniversary, the Income Base and Income Credit Base were increased to $270,000 ($270,000 is greater than $250,000 + $15,000 Income Credit); and the MAWA was increased to $16,200 ($270,000 x 6.0%).

           o On the 2nd anniversary, the Income Base and Income Credit Base were increased to $287,000 ($287,000 is greater than $270,000 + $16,200 Income Credit); and the MAWA was increased to $17,220 ($287,000 x 6.0%).

           o On the 3rd anniversary, the Income Base and Income Credit Base were increased to $310,000 ($310,000 is greater than $287,000 + $17,220 Income Credit) and the MAWA was increased to $18,600 ($310,000 x 6.0%).


EXAMPLE 3: IMPACT OF TAKING WITHDRAWALS (UP TO THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT)

The values shown below are based on the assumptions stated in Examples 1 and 2 above, in addition to the following:

     o Withdrawals of 5% of Income Base taken in the fourth and fifth contract years.


                                                                                                 MAXIMUM
                                     ASSUMED                               INCOME                 ANNUAL
                       WITHDRAWAL   CONTRACT   ANNIVERSARY     INCOME      CREDIT     INCOME    WITHDRAWAL
     VALUES AS OF         TAKEN       VALUE       VALUE         BASE        BASE      CREDIT      AMOUNT
    3rd Anniversary       --       $310,000   $310,000      $310,000    $310,000    $17,220    $18,600
        Year 4        $15,500      $312,000        --       $310,000    $310,000       --      $18,600
    4th Anniversary       --       $311,000   $311,000      $313,100    $310,000    $ 3,100    $18,786
        Year 5        $15,655      $302,000        --       $313,100    $310,000       --      $18,786
    5th Anniversary       --       $305,000   $305,000      $316,200    $310,000    $ 3,100    $18,792

     o     In year 4, $15,500 was withdrawn ($310,000 x 5%).

     o     In year 5, $15,655 was withdrawn ($313,100 x 5%).

The values of the feature are impacted by withdrawals taken as follows:

     o The Income Base and Income Credit Base are not reduced because the amount of the withdrawal taken was less than the Maximum Annual Withdrawal Amount ("MAWA")

           o In year 4, $15,500 was withdrawn and is less than the MAWA of $18,600.

           o In year 5, $15,655 was withdrawn and is less than the MAWA of $18,786.

     o The Income Credit Percentage used to determine the amount of the Income Credit added on the 4th and 5th anniversaries were reduced by the percent withdrawn (6% Income Credit Percentage - 5% withdrawal = 1% Income Credit Percentage)

Income Credit = $3,100 ($310,000 Income Credit Base x 1% Income Credit
                                  Percentage)

NOTE: When the Income Base is increased due to the addition of the Income Credit, the Income Credit Base is not increased. The Income Credit Base is increased by the addition of subsequent Purchase Payments received prior to the first contract anniversary, and when the Income Base is increased to the Highest Anniversary Value (as shown in Example 2 above).


EXAMPLE 4: IMPACT OF TAKING EXCESS WITHDRAWALS (IN EXCESS OF THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT)

The values shown below are based on the assumptions stated in Examples 1, 2 and 3 above, in addition to the following:

     o Withdrawals of 8% of Income Base taken in the sixth and seventh contract years.


                                                                                               MAXIMUM
                                     ASSUMED                               INCOME               ANNUAL
                       WITHDRAWAL   CONTRACT   ANNIVERSARY     INCOME      CREDIT    INCOME   WITHDRAWAL
     VALUES AS OF         TAKEN       VALUE       VALUE         BASE        BASE     CREDIT     AMOUNT
    5th Anniversary       --       $305,000   $305,000      $316,200    $310,000    $3,100   $18,792
        Year 6        $25,296      $280,000        --       $309,014    $302,955      --     $18,541
    6th Anniversary       --       $290,000   $290,000      $309,014    $302,955    $    0   $18,541
        Year 7        $24,721      $260,000        --       $301,979    $296,058      --     $18,119
    7th Anniversary       --       $230,000   $230,000      $301,979    $296,058    $    0   $18,119

The values of the feature are impacted by taking withdrawals in excess of the Maximum Annual Withdrawal Amount ("MAWA") as follows:

     o The Income Base and Income Credit Base are reduced by the same proportion by which the contract value is reduced by the amount in excess of the MAWA:

           o In year 6, the reduction proportion is 2.2725% ([$25,296 - $18,792] / [$305,000 - $18,792]); the reduced Income Base is
              $309,014 ($316,200 x [1 - 2.2725%]); and the reduced Income
              Credit Base is $302,955 ($310,000 x [1 - 2.2725%]).

           o In year 7, the reduction proportion is 2.2766% ([$24,721 - $18,541] / [$290,000 - $18,541]); the reduced Income Base is
              $301,979 ($309,014 x [1 - 2.2766%]); and the reduced Income
              Credit Base is $296,058 ($302,955 x [1 - 2.2766%]).

     o The Income Credit Percentage is reduced to 0% because the withdrawal taken was in excess of the MAWA.

     o     The MAWA is recalculated based on the reduced Income Base.


EXAMPLE 5: PROTECTED INCOME PAYMENT

The values shown below are based on the assumptions stated in Examples 1, 2, 3 and 4 above, in addition to the following:

     o Contract values as shown below and reduced to $0 in Year 11 due to market conditions.

     o     No withdrawals taken after the seventh contract year.


                                                                                     MAXIMUM
                        ASSUMED                               INCOME                 ANNUAL     PROTECTED
                       CONTRACT   ANNIVERSARY     INCOME      CREDIT     INCOME    WITHDRAWAL    INCOME
     VALUES AS OF        VALUE       VALUE         BASE        BASE      CREDIT      AMOUNT      PAYMENT
    7th Anniversary   $230,000   $230,000      $301,979    $296,058    $     0    $18,119          --
    8th Anniversary   $150,000   $150,000      $319,742    $296,058    $17,763    $19,185          --
    9th Anniversary   $100,000   $100,000      $337,505    $296,058    $17,763    $20,250          --
   10th Anniversary   $ 50,000   $ 50,000      $355,268    $296,058    $17,763    $21,316          --
       Year 11        $      0   $      0      $355,268    $296,058       --      $21,316          --
   11th Anniversary   $      0   $      0      $355,268    $296,058       --          --       $14,211

     o The Protected Income Payment of $14,211 ($355,268 x 4%) will be paid for the lifetime of the Covered Person.


Examples 6-10 assume election of Polaris Income Plus Daily Option 1 (one Covered Person) on or after May 1, 2017.



EXAMPLE 6: INITIAL VALUES

The values shown below are based on the following assumptions:

     o     Benefit Effective Date = contract issue date

     o     Initial Purchase Payment = $100,000

     o     Covered Person = Owner age 65 on the Benefit Effective Date

     o     Maximum Annual Withdrawal Percentage = 6.0%



                                                                           MAXIMUM
                            PURCHASE               MINIMUM                  ANNUAL
                            PAYMENTS   CONTRACT     INCOME      INCOME    WITHDRAWAL
        VALUE AS OF         INVESTED     VALUE       BASE        BASE       AMOUNT
   Benefit Effective Date  $100,000   $100,000   $100,000    $100,000    $6,000



     o     Minimum Income Base = Income Base = Initial Purchase Payment =
           $100,000


     o Maximum Annual Withdrawal Amount = Income Base x Maximum Annual Withdrawal Percentage

      = $100,000 x 6% = $6,000



EXAMPLE 7: IMPACT OF INCREASE IN INCOME BASE DUE TO DAILY STEP-UP VALUES, ADDING SUBSEQUENT PURCHASE PAYMENTS, AND MINIMUM INCOME BASE AT CONTRACT ANNIVERSARIES


The values shown below are based on the assumptions stated in Example 6 above, in addition to the following:

     o     Subsequent Purchase Payment invested in the first contract year =
           $150,000

     o     No withdrawals taken in the first 3 contract years



                                                                                       MAXIMUM
                            PURCHASE    ASSUMED                MINIMUM                  ANNUAL
                             PAYMENT   CONTRACT    STEP-UP      INCOME      INCOME    WITHDRAWAL
           AS OF            INVESTED     VALUE      VALUE        BASE        BASE       AMOUNT
  Benefit Effective Date   $100,000   $100,000       -       $100,000    $100,000    $ 6,000
       Year 1 - Day 25         -      $102,000   $102,000    $100,000    $102,000    $ 6,120
      Year 1 - Day 105         -      $105,000   $105,000    $100,000    $105,000    $ 6,300
      Year 1 - Day 200     $150,000   $252,000   $252,000    $250,000    $255,000    $15,300
      Year 1 - Day 300         -      $260,000   $260,000    $250,000    $260,000    $15,600
       1st Anniversary         -      $261,000   $261,000    $262,500    $262,500    $15,750
      Year 2 - Day 180         -      $275,000   $275,000    $262,500    $275,000    $16,500
      Year 2 - Day 250         -      $280,000   $280,000    $262,500    $280,000    $16,800
       2nd Anniversary         -      $279,000       -       $275,000    $280,000    $16,800
       Year 3 - Day 45         -      $290,000   $290,000    $275,000    $290,000    $17,400
      Year 3- Day 275          -      $300,000   $300,000    $275,000    $300,000    $18,000
       3rd Anniversary         -      $310,000   $310,000    $287,500    $310,000    $18,600


     Subsequent Purchase Payments within the first contract year:

           o  Total Purchase Payments = $250,000 ($100,000 + $150,000)


  The values of the feature are impacted by attaining the daily Step-up Values, adding subsequent Purchase Payments, and comparing to the Minimum Income Base at contract anniversaries when no withdrawals have been taken as follows:


     o If no withdrawals have been taken, the Income Base is increased to the Step-up Values on a daily basis and the Maximum Annual Withdrawal Amount (MAWA) is recalculated based on the new Income Base.

           o In year 1 - day 25, the Income Base was increased to the Step-up Value of $102,000 (Contract Value $102,000 is greater than the current Income Base $100,000) and the MAWA was increased to $6,120 ($102,000 x 6%).

           o In year 1 - day 105, the Income Base was increased to the Step-up Value of $105,000 (Contract Value $105,000 is greater than the current Income Base $102,000) and the MAWA was increased to $6,300 ($105,000 x 6%).

     o The Income Base and the Maximum Annual Withdrawal Amount (MAWA) are recalculated at the time each subsequent Purchase Payment prior to the first contract anniversary is received.


           o In year 1 - day 200, the Minimum Income Base was increased to $250,000 ($100,000 + $150,000), the Income Base was increased to
              $255,000 ($105,000 + $150,000 subsequent Purchase Payment) and the MAWA was increased to $15,300 ($255,000 x 6%).

     o While no withdrawals have been taken, the Income Base continues to be increased to the Step-up Values on a daily basis and the Maximum Annual Withdrawal Amount (MAWA) is recalculated based on the new Income Base. At contract anniversaries, the Income Base can also step up to the Minimum Income Base if the Minimum Income Base is greater than the current Income Base.



           o In year 1 - day 300, the Income Base was increased to the Step-up Value of $260,000 (Contract Value $260,000 is greater than the current Income Base $255,000) and the MAWA was increased to $15,600 ($260,000 x 6%).



           o On the first contract anniversary, the Income Base was increased to the Minimum Income Base of $262,500 ($250,000 x 105%, Minimum Income Base $262,500 is greater than both Step-Up Value $261,000 and current Income Base $260,000) and the MAWA was increased to $15,750 ($262,500 x 6%).



           o In year 2 - day 180, the Income Base was increased to the Step-up Value of $275,000 (Contract Value $275,000 is greater than the current Income Base $262,500) and the MAWA was increased to $16,500 ($275,000 x 6%).


           o In year 2 - day 250, the Income Base was increased to the Step-up Value of $280,000 (Contract Value $280,000 is greater than the current Income Base $275,000) and the MAWA was increased to $16,800 ($280,000 x 6%).


           o On the second contract anniversary, the Income Base remained unchanged at $280,000 (current Income Base $280,000 is greater than Minimum Income Base $275,000 ($250,000 x 110%)) and the MAWA also remained unchanged at $16,800.


           o In year 3 - day 45, the Income Base was increased to the Step-up Value of $290,000 (Contract Value $290,000 is greater than the current Income Base $280,000) and the MAWA was increased to $17,400 ($290,000 x 6%).

           o In year 3 - day 275, the Income Base was increased to the Step-up Value of $300,000 (Contract Value $300,000 is greater the current Income Base $290,000) and the MAWA was increased to $18,000 ($300,000 x 6%).


           o On the third contract anniversary, the Income Base was increased to the Step-up Value of $310,000 (Contract Value $310,000 is greater than both current Income Base $300,000 and Minimum Income Base $287,500 ($250,000 x 115%) and the MAWA was increased to $18,600 ($310,000 x 6%).



EXAMPLE 8: IMPACT OF TAKING WITHDRAWALS UP TO THE MAXIMUM ANNUAL WITHDRAWAL
AMOUNT

The values shown below are based on the assumptions stated in the Examples 6 and 7 above, in addition to the following:

     o Withdrawals less than or equal MAWA are taken in the fourth and fifth contract years.



                                                                                    MAXIMUM
                        ASSUMED                             MINIMUM                  ANNUAL
                       CONTRACT   WITHDRAWAL    STEP-UP      INCOME      INCOME    WITHDRAWAL
     VALUE AS OF         VALUE       TAKEN       VALUE        BASE        BASE       AMOUNT
     Year 4 - Day 1   $310,000        -       $310,000    $287,500    $310,000    $18,600
    Year 4 - Day 65   $315,000        -       $315,000    $287,500    $315,000    $18,900
    Year 4 - Day 92   $312,000   $10,000          -           -       $315,000    $18,900
   Year 4 - Day 350   $320,000        -       $320,000        -       $315,000    $18,900
    4th Anniversary   $311,000        -           -           -       $320,000    $19,200
    Year 5 - Day 75   $325,000        -       $325,000        -       $320,000    $19,200
    Year 5 - Day 80   $322,000   $19,200          -           -       $320,000    $19,200
    5th Anniversary   $317,000        -           -           -       $325,000    $19,500
   Year 6 - Day 155   $330,000        -       $330,000        -       $325,000    $19,500
    6th Anniversary   $329,000        -           -           -       $330,000    $19,800


     o     In year 4, $10,000, an amount less than MAWA was withdrawn.

     o     In year 5, $19,200, an amount equal to MAWA was withdrawn.

The values of the feature are impacted prior to and after the withdrawals are taken as follows:

     o Prior to any withdrawals, the Income Base is increased to the Step-up Values on a daily basis and the Maximum Annual Withdrawal Amount (MAWA) is recalculated based on the new Income Base.

           o In year 4 - day 65, the Income Base was increased to the Step-up Value of $315,000 (Contract Value $315,000 is greater than the current Income Base $310,000) and the MAWA was increased to $18,900 ($315,000 x 6%).

           o In year 4 - day 92, $10,000 was withdrawn and is less than the MAWA of $18,900. The Income Base ($315,000) and the MAWA ($18,900) remained unchanged.


     o After the first withdrawal has been taken, the Minimum Income Base is no longer available and the Income Base is not increased until the next anniversary date, looking back at the Step-up Values after the first withdrawal.


           o In year 4 - day 350, there was a Step-up Value of $320,000, but the Income Base ($315,000) and the MAWA ($18,900) remained unchanged.

           o On the 4th anniversary date, the Income Base was increased to the Step-up Value $320,000 that had occurred between the date of the withdrawal and the 4th anniversary date, and the MAWA was increased to $19,200 ($320,000 x 6%).

     o Past the first anniversary date after the first withdrawal has been taken, the Income Base is not increased until the next anniversary date, looking back at the Step-up Values in the immediately preceding contract year.

           o In year 5 - day 75, there was a Step-up Value of $325,000, but the Income Base ($320,000) and the MAWA ($19,200) remained unchanged.

           o In year 5 - day 80, $19,200 was withdrawn and is equal to the MAWA of $19,200. The Income Base ($320,000) and the MAWA ($19,200) remained unchanged.

           o On the 5th anniversary date, the Income Base was increased to the Step-up Value $325,000 that had occurred during the immediately preceding contract year, and the MAWA was increased to $19,500 ($325,000 x 6%).

           o In year 6 - day 155, there was a Step-up Value of $330,000, but the Income Base ($325,000) and the MAWA ($19,500) remained unchanged.

           o On the 6th anniversary date, the Income Base was increased to the Step-up Value $330,000 that had occurred during the immediately preceding contract year, and the MAWA was increased to $19,800 ($330,000 x 6%).


EXAMPLE 9: IMPACT OF TAKING EXCESS WITHDRAWALS (IN EXCESS OF THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT)

The values shown below are based on the assumptions stated in the Examples 6, 7 and 8 above, in addition to the following:

     o Withdrawal of 8% of Income Base taken in the sixth and seventh contract years.


                                                                        MAXIMUM
                        ASSUMED                                          ANNUAL
                       CONTRACT   WITHDRAWAL    STEP-UP      INCOME    WITHDRAWAL
     VALUE AS OF         VALUE       TAKEN       VALUE        BASE       AMOUNT
    6th Anniversary   $329,000        -           -       $330,000    $19,800
    Year 7 - Day 37   $321,000   $26,400          -       $322,769    $19,366
   Year 7 - Day 362   $323,000        -       $323,000    $322,769    $19,366
    7th Anniversary   $317,000        -           -       $323,000    $19,380
    Year 8 - Day 46   $307,000   $25,840          -       $315,745    $18,945
    8th Anniversary   $270,000        -           -       $315,745    $18,945

The values of the feature are impacted by taking withdrawals in excess of the Maximum Annual Withdrawal Amount (MAWA) as follows:

     o The Income Base and Income Credit Base are reduced by the same proportion by which the contract value is reduced by the amount in excess of the MAWA.

           o  In year 7 - day 37, the reduction proportion is 2.1912% ([$26,400
              - $19,800] / [$321,000 - $19,800]); the reduced Income Base is
              $322,769 ($330,000 x [1 - 2.1912%]) and the reduced MAWA is
              $19,366 ($322,769 x 6%).

           o In year 7 - day 362, there was a Step-up Value of $323,000, but the Income Base ($322,769) and the MAWA ($19,366) remained unchanged.

           o On the 7th anniversary date, the Income Base was increased to the Step-up Value $323,000 that had occurred after the excess withdrawal, and the MAWA was increased to $19,380 ($323,000 x 6%).

           o  In year 8 - day 46, the reduction proportion is 2.2460% ([$25,840
              - $19,380] / [$307,000 - $19,380]); the reduced Income Base is
              $315,745 ($323,000 x [1 - 2.2460%]); and the reduced MAWA is
              $18,945 ($315,745 x 6%).


EXAMPLE 10: PROTECTED INCOME PAYMENT

The values shown below are based on the assumptions stated in Examples 6, 7, 8 and 9 above, in addition to the following:

     o Contract value as shown and reduced to $0 in Year 12 due to market conditions.

     o     MAWA withdrawals were taken every year.

     o     There were no Step-up Values after the 8th anniversary date.


                                                                       MAXIMUM
                        ASSUMED                                        ANNUAL     PROTECTED
                       CONTRACT   WITHDRAWAL   STEP-UP     INCOME    WITHDRAWAL    INCOME
     VALUE AS OF         VALUE       TAKEN      VALUE       BASE       AMOUNT      PAYMENT
    8th Anniversary   $270,000        -          -      $315,745    $18,945          -
    9th Anniversary   $150,000   $18,945         -      $315,745    $18,945          -
   10th Anniversary   $100,000   $18,945         -      $315,745    $18,945          -
   11th Anniversary   $ 50,000   $18,945         -      $315,745    $18,945          -
   Year 12 - Day 81   $      0   $18,945         -      $315,745    $18,945          -
   12th Anniversary   $      0   $     0         -      $315,745         -       $12,630

     o The Protected Income Payment of $12,630 ($315,745 x 4%) will be paid for the lifetime of the Covered Person.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
          APPENDIX D - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




    PROSPECTUS PROVISION                      AVAILABILITY OR VARIATION                       ISSUE STATE
Annuity Date                You may switch to the Income Phase any time after your       Florida
                              first contract anniversary.                                Oregon
Annuity Date                You may begin the Income Phase any time 13 or more months    New York
                              after contract issue.
Free Look                   If you are age 65 or older on the contract issue date, the   Arizona
                              Free Look period is 30 days.
Free Look                   If you are age 60 or older on the contract issue date, the   California
                              Free Look period is 30 days. If you invest in the
                            Fixed Account, the Free Look amount is calculated as the
                              Purchase Payments paid. If you invest in
                            Variable Portfolio(s), the Free Look amount is calculated
                              as the greater of (1) Purchase Payments or
                            (2) the value of your contract plus any fees paid on the
                              day we received your request in Good Order at
                            the Annuity Service Center.
Free Look                   The Free Look period is 21 days and the amount is            Florida
                              calculated as the value of your contract plus fees and
                            charges on the day we receive your request in Good Order at the Annuity Service Center.
Free Look                   The Free Look period is 20 days.                             Idaho
                                                                                         North Dakota
                                                                                         Rhode Island
                                                                                         Texas
Free Look                   The Free Look amount is calculated as the value of your      Michigan
                              contract plus fees and charges on the day we
                            received your request in Good Order at the Annuity Service   Minnesota
                              Center.                                                    Missouri
                                                                                         Texas
Free Look                   The Free Look amount is calculated as the greater of (1)     Arkansas
                              Purchase Payments including fees and charges
                            or (2) the value of your contract on the day we receive      New York
                              your request in Good Order at the Annuity
                            Service Center.
Joint Ownership             Benefits and Features to be made available to Domestic       California
                              Partners                                                   District of Columbia
                                                                                         Maine
                                                                                         Nevada
                                                                                         Oregon
                                                                                         Washington
                                                                                         Wisconsin
Joint Ownership             Benefits and Features to be made available to Civil Union    California
                              Partners                                                   Colorado
                                                                                         Hawaii
                                                                                         Illinois
                                                                                         New Jersey
                                                                                         Rhode Island
Minimum Contract Value      The minimum remaining contract value after a partial         Texas
                              withdrawal must be $2,000.
Polaris Income Plus         Charge and the Benefit Withdrawal Charge will be deducted    New York
                              pro-rata from Variable Portfolios only.                    Oregon
                                                                                         Texas
                                                                                         Washington
Polaris Income Plus Daily   Charge and the Benefit Withdrawal Charge will be deducted    Missouri
                              pro-rata from Variable Portfolios only.                    New York
                                                                                         Oregon
                                                                                         Texas
                                                                                         Washington
Premium Tax                 We deduct premium tax charges of 0.50% for Qualified         California
                              contracts and 2.35% for Non-Qualified contracts
                            based on contract value when you begin the Income Phase.
Premium Tax                 We deduct premium tax charges of 2.0% for Non-Qualified      Maine
                              contracts based on total Purchase Payments
                            when you begin the Income Phase.
Premium Tax                 We deduct premium tax charges of 3.5% for Non-Qualified      Nevada
                              contracts based on contract value when you
                            begin the Income Phase.
Premium Tax                 For the first $500,000 in the contract, we deduct premium    South Dakota
                              tax charges of 1.25% for Non-Qualified
                            contracts based on total Purchase Payments when you begin
                              the Income Phase. For any amount in excess
                            of $500,000 in the contract, we deduct front-end premium
                              tax charges of 0.08% for Non-Qualified
                            contracts based on total Purchase Payments when you begin
                              the Income Phase.
Premium Tax                 We deduct premium tax charges of 1.0% for Qualified          West Virginia
                              contracts and 1.0% for Non-Qualified contracts
                            based on contract value when you begin the Income Phase.
Premium Tax                 We deduct premium tax charges of 1.0% for Non-Qualified      Wyoming
                              contracts based on total Purchase Payments
                            when you begin the Income Phase.
Transfer Privilege          Any transfer over the limit of 15 will incur a $10 transfer  Pennsylvania
                              fee.                                                       Texas



                                      D-1



        Please forward a copy (without charge) of the Polaris Advisory Income Variable Annuity Statement of
                                            Additional Information to:
                                (Please print or type and fill in all information.)
    -----------------------------------------------------------------------
    Name

    -----------------------------------------------------------------------
    Address

    -----------------------------------------------------------------------
    City/State/Zip

    -----------------------------------------------------------------------
    Contract Issue Date:

    Date: -------------------------------                                    Signed: ----------------------------

 Return to: Issuing Company -----------------------------------------------------

 Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570

                      STATEMENT OF ADDITIONAL INFORMATION

              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT


                                   ISSUED BY


                        THE UNITED STATES LIFE INSURANCE
                        COMPANY IN THE CITY OF NEW YORK


                               IN CONNECTION WITH


                          FS VARIABLE SEPARATE ACCOUNT


                    POLARIS ADVISORY INCOME VARIABLE ANNUITY


This Statement of Additional Information is not a prospectus; it should be read with the prospectus, dated May 1, 2017, relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 445-7862 or writing us at:


                        THE UNITED STATES LIFE INSURANCE
                        COMPANY IN THE CITY OF NEW YORK
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 15570
                           AMARILLO, TEXAS 79105-5570

                                  MAY 1, 2017

                               TABLE OF CONTENTS



                                                                      Page
                                                                     -----
Separate Account and the Company....................................    3
General Account.....................................................    3
Master-Feeder Structure.............................................    4
Information Regarding the Use of the Volatility Index ("VIX").......    4
Performance Data....................................................    5
Annuity Income Payments.............................................    7
Annuity Unit Values.................................................    7
Taxes...............................................................    9
Broker-Dealer Firms Receiving Revenue Sharing Payments..............   17
Distribution of Contracts...........................................   17
Financial Statements................................................   18

                        SEPARATE ACCOUNT AND THE COMPANY

The United States Life Insurance Company in the City of New York ("US Life" or the "Company") is a stock life insurance company organized under the laws of the State of New York on February 25, 1850. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. ("American International Group"), a Delaware corporation, is a holding company which, through its subsidiaries, is engaged primarily in a broad range of insurance and insurance-related activities in the United States and abroad. The commitments under the contracts are the Company's, and American International Group has no legal obligation to back those commitments.

On December 31, 2011, First SunAmerica Life Insurance Company ("First SunAmerica") merged with the Company. Prior to this date, the contracts were issued by First SunAmerica.

FS Variable Separate Account ("Separate Account") was originally established by First SunAmerica on September 9, 1994, pursuant to the provisions of New York law, as a segregated asset account. Prior to December 31, 2011, the Separate Account was a separate account of First SunAmerica. On December 30, 2011, and in conjunction with the merger of US Life and First SunAmerica, the Separate Account was transferred to and became a Separate Account of US Life under New York law.

The Separate Account meets the definition of a "Separate Account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the Separate Account or the Company by the SEC.

The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

The Separate Account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the Underlying Funds. The Company does not guarantee the investment performance of the Separate Account, its Variable Portfolios or the Underlying Funds. Values allocated to the Separate Account and the amount of variable annuity income payments will vary with the values of shares of the Underlying Funds, and are also reduced by contract charges and fees.

The basic objective of a variable annuity contract is to provide variable annuity income payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable annuity income payments will reflect the investment performance of the Separate Account with respect to amounts allocated to it both before and after the Annuity Date. Since the Separate Account is always fully invested in shares of the Underlying Funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the Underlying Funds' management to make necessary changes in their funds to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable annuity income payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable annuity income payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable annuity income payments).


                                GENERAL ACCOUNT

The general account is made up of all of the general assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company. A Purchase Payment may be allocated to the available fixed account options and/or available DCA fixed accounts in connection with the general account, as elected by the owner at the time of purchasing a contract or when making a subsequent Purchase Payment. Assets supporting amounts allocated to fixed account options become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.


                            MASTER-FEEDER STRUCTURE

The following underlying funds currently do not buy individual securities directly: American Funds Global Growth SAST Portfolio, American Funds Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio, American Funds Asset Allocation SAST Portfolio, and VCP Managed Asset Allocation SAST Portfolio (the "Feeder Funds"). Instead, each Feeder Fund invests all of its investment assets in a corresponding "Master Fund" of American Funds Insurance Series(R), managed by Capital Research and Management Company ("Capital Research").

Because each Feeder Fund invests all of its assets in a Master Fund, the investment adviser to the Feeder Funds, SunAmerica Asset Management, LLC ("SAAMCo") does not provide any portfolio management services for the Feeder Funds. SAAMCo provides those services for the Feeder Funds that are normally provided by a fund's investment adviser with the exception of portfolio management. Such services include, but are not limited to: monitoring the ongoing investment performance of the Master Funds, monitoring the Feeder Funds' other service providers, facilitating the distribution of Master Fund shareholder materials to Feeder Fund shareholders and providing such other services as are necessary or appropriate to the efficient operation of the Feeder Funds with respect to their investment in the corresponding Master Funds. Pursuant to its investment advisory agreement with SunAmerica Series Trust, SAAMCo will provide these services so long as a Feeder Fund is a "feeder fund" investing in a Master Fund.

SAAMCo has contractually agreed to waive 0.70% of its advisory fee for so long as the Feeder Fund is operated as a feeder fund. Under the master-feeder structure, however, each Feeder Fund may withdraw its entire investment from its corresponding Master Fund if the Feeder Fund Board determines that it is in the best interests of the Feeder Fund and its shareholders to do so. If the underlying fund ceases to operate as a "feeder fund," SAAMCo will serve as investment manager for the Feeder Fund.

The terms "Feeder Fund" and "Master Fund" as used in the Prospectus are used for ease of relevant disclosure. There are a number of differences between arrangements commonly referred to as master-feeder funds, and the investments by the Feeder Funds in the Master Funds described in the Prospectus. These differences include the following:

      - Advisory fees commonly are assessed by the master fund, but not by the feeder fund. The Master Funds and the Feeder Funds both have investment advisory fees. (However, as described above, SAAMCo's advisory fee is solely attributable to administrative services, not portfolio management. Moreover, SAAMCo has contractually agreed to waive certain Feeder Fund advisory fees for as long as the Feeder Funds invest in a Master Fund); and

      - Master funds commonly sell their shares only to feeder funds. The Master Funds in which the Feeder Funds invest also sell their shares to separate accounts of life insurance companies to fund variable annuity contracts and variable life insurance contracts issued by the companies.


         INFORMATION REGARDING THE USE OF THE VOLATILITY INDEX ("VIX")

This variable annuity is not sponsored, endorsed, sold or promoted by Standard & Poor's Financial Services LLC ("S&P") or the Chicago Board Options Exchange, Incorporated ("CBOE"). S&P and CBOE make no representation, condition or warranty, express or implied, to the owners of this variable annuity or any member of the public regarding the advisability of investing in securities generally or in this variable annuity or in the ability of the CBOE Volatility Index (the "VIX") track market performance. S&P's and CBOE's only relationship to the Company is the licensing of certain trademarks and trade names of S&P, CBOE and the VIX which is determined, composed and calculated by S&P without regard to the Company or this variable annuity. S&P has no obligation to take the needs of the Company or the owners of this variable annuity into consideration in determining, composing or calculating the

VIX. S&P and CBOE are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of this variable annuity to be issued or in the determination or calculation of the equation by which this variable annuity is to be converted into cash. S&P and CBOE have no obligation or liability in connection with the administration, marketing or trading of this variable annuity.

Neither S&P, its affiliates nor their third party licensors, including CBOE, guarantee the adequacy, accuracy, timeliness or completeness of the VIX or any data included therein or any communications, including but not limited to, oral or written communications (including electronic communications) with respect thereto. S&P, its affiliates and their third party licensors, including CBOE, shall not be subject to any damages or liability for any errors, omissions or delays therein. S&P and CBOE make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the marks, the VIX or any data included therein. Without limiting any of the foregoing, in no event whatsoever shall S&P, its affiliates or their third party licensors, including CBOE, be liable for any indirect, special, incidental, punitive or consequential damages, including but not limited to, loss of profits, trading losses, lost time or goodwill, even if they have been advised of the possibility of such damages, whether in contract, tort, strict liability or otherwise.

"Standard & Poor's(R)", "S&P(R)", "S&P 500(R)" and "Standard & Poor's 500(TM)" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed for use by the Company. "CBOE", "CBOE Volatility Index" and "VIX" is a trademark of the Chicago Board Options Exchange, Incorporated and has been licensed for use by S&P.


                                PERFORMANCE DATA

From time to time, we periodically advertise performance data relating to Variable Portfolios and Underlying Funds. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (or decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account charges (including certain death benefit rider charges) and the Underlying Fund expenses. It does not reflect the deduction of any applicable contract maintenance fee, withdrawal (or sales) charges, if applicable, or optional feature charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will include total return figures which reflect the deduction of the Separate Account charges (including certain death benefit charges), contract maintenance fee, withdrawal (or sales) charges and the Underlying Fund expenses.

We may advertise the optional living benefits and death benefits using illustrations showing how the benefit works with historical performance of specific Underlying Funds or with a hypothetical rate of return (which will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the Underlying Fund expenses.

The Separate Account may advertise "total return" data for the Variable Portfolios. Total return figures are based on historical data and are not intended to indicate future performance. "Total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period).

For periods starting prior to the date the Variable Portfolios first became available through the Separate Account, the total return data for the Variable Portfolios of the Separate Account will be derived from the performance of the corresponding Underlying Funds, modified to reflect the charges and expenses as if the contract had been in existence since the inception date of each respective Underlying Fund. Further, returns shown are for the original class of shares of certain Underlying Funds, adjusted to reflect the fees and charges for the newer class of shares until performance for the newer class becomes available. Returns of the newer class of shares will be lower than those of the original class since the newer class of shares is subject to (higher) service fees. We commonly refer to these performance calculations as hypothetical adjusted historical returns. Performance figures similarly adjusted but based on the Underlying Funds' performance (outside of this Separate Account) should not be construed to be actual historical performance of the relevant Separate Account's Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding Underlying Funds, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the contracts were first offered to the public (reflecting certain contractual fees and charges).

Performance data for the various Variable Portfolios are computed in the manner described below.

GOLDMAN SACHS VIT GOVERNMENT MONEY MARKET FUND

Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

     Base Period Return = (EV - SV) / (SV)

where:


     SV   =   value of one Accumulation Unit at the start of a 7 day period
     EV   =   value of one Accumulation Unit at the end of the 7 day period

The change in the value of an Accumulation Unit during the 7 day period reflects the income received, minus any expenses accrued, during such 7 day period.

The current yield is then obtained by annualizing the Base Period Return:

     Current Yield = (Base Period Return) x (365/7)

The Goldman Sachs VIT Government Money Market Fund also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:


                                                         365/7
       Effective Yield   =   [(Base Period Return + 1)           - 1]

The yield quoted should not be considered a representation of the yield of the Goldman Sachs VIT Government Money Market Fund in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

Yield information may be useful in reviewing the performance of the Goldman Sachs VIT Government Money Market Fund and for providing a basis for comparison with other investment alternatives. However, the Goldman Sachs VIT Government Money Market Fund's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time. In periods of very low short-term interest rates, the Fund's yield may become negative, which may result in a decline in the value of your investment.

OTHER VARIABLE PORTFOLIOS

The Variable Portfolios of the Separate Account other than the Goldman Sachs VIT Government Money Market Fund compute their performance data as "total return." Total return figures are derived from historical data and are not intended to be a projection of future performance.

Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:


                     n
     P     (1 + T)       =   ERV

where:



     P     =   a hypothetical initial payment of $1,000
     T     =   average annual total return
     n     =   number of years
     ERV   =   redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year period as of the end of the 1, 5, or 10 year periods (or fractional portion thereof)

The total return figures reflect the effect of certain non-recurring and recurring charges. The applicable withdrawal charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption.

These rates of return do not reflect election of any optional features. As a fee is charged for these features, the rates of return would be lower if these features were included in the calculations.


                            ANNUITY INCOME PAYMENTS

INITIAL MONTHLY ANNUITY INCOME PAYMENTS

The initial monthly annuity income payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax if applicable, and then applying it to the annuity table specified in the contract for fixed and variable annuity income payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the annuity income option selected.

The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly annuity income payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable annuity income payment. The number of Annuity Units determined for the first monthly variable annuity income payment remains constant for the second and subsequent monthly variable annuity income payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY ANNUITY INCOME PAYMENTS

For fixed annuity income payments, the amount of the second and each subsequent monthly fixed annuity income payment is the same as that determined above for the first fixed monthly annuity income payment.

For variable annuity income payments, the amount of the second and each subsequent monthly variable annuity income payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly variable annuity income payment, above, by the Annuity Unit value as of the day preceding the date on which each monthly variable annuity income payment is due.


                              ANNUITY UNIT VALUES

The value of an Annuity Unit is determined independently for each Variable Portfolio.

The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5%, variable annuity income payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable annuity income payments will decrease over time. If the net investment rate equals 3.5%, the variable annuity income payments will remain constant. If a higher assumed investment rate had been used, the initial monthly variable annuity income payment would be higher, but the actual net investment rate would also have to be higher in order for variable annuity income payments to increase (or not to decrease).

The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each monthly variable annuity income payment will vary accordingly.

For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:


   (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

   (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.


The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than 1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by Separate Account asset charges.

ILLUSTRATIVE EXAMPLE

Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:


     NIF   =   ($11.46/$11.44)
           =   1.00174825

The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the variable annuity income payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable annuity income payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:


                               (1/12)
     1/        [(1.035)                   ]   =   0.99713732

In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

     $10.103523 x 1.00174825 x 0.99713732 = $10.092213

To determine the initial variable annuity income payment, the annuity income payment for variable annuitization is calculated based on our mortality expectations and an assumed investment rate (AIR) of 3.5%. Thus the initial variable annuity income payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

The NIF measures the performance of the funds that are basis for the amount of future variable annuity income payments. This performance is compared to the monthly AIR, and if the rate of growth in the NIF is the same as the monthly AIR the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio NIF / (1+AIR), calculated on a monthly basis. If the NIF is less than the AIR, then this proportion is less than one and payments are decreased.

VARIABLE ANNUITY INCOME PAYMENTS

ILLUSTRATIVE EXAMPLE

Assume that a contract has all of its account value allocated to a single Variable Portfolio. As of the last valuation preceding the Annuity Date, the account was credited with 7543.2456 Accumulation Units, each having a value of $15.432655 (i.e., the account value is equal to 7543.2456 x $15.432655 =
$116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second variable annuity income payment date is $13.327695.

The first variable annuity income payment is determined using the annuity factor tables specified in the contract. These tables supply monthly annuity income payment factors, determined by the sex, age of the Annuitant and annuity income option selected, for each $1,000 of applied contract value. If the applicable factor is 5.21 for the annuitant in this hypothetical example, the first variable annuity income payment is determined by multiplying the factor of $5.21 by the result of dividing the account value by $1,000:

     First variable annuity income payment = $5.21 x ($116,412.31/$1000) =
$606.51

The number of Annuity Units (which will be constant unless the account values is transferred to another account) is also determined at this time and is equal to the amount of the first variable annuity income payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

     Annuity Units = $606.51/$13.256932 = 45.750404


The second variable annuity income payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second variable annuity payment due date:


     Second variable annuity income payment = 45.750404 x $13.327695 = $609.75

The third and subsequent variable annuity income payments are computed in a manner similar to the second variable annuity income payment.

Note that the amount of the first variable annuity income payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable annuity income payments.


                                     TAXES

GENERAL

NOTE: DISCUSSIONS REGARDING THE TAX TREATMENT OF ANY ANNUITY CONTRACT OR RETIREMENT PLAN AND PROGRAM ARE INTENDED FOR GENERAL PURPOSES ONLY AND ARE NOT INTENDED AS TAX ADVICE, EITHER GENERAL OR INDIVIDUALIZED, NOR SHOULD THEY BE INTERPRETED TO PROVIDE ANY PREDICTIONS OR GUARANTEES OF A PARTICULAR TAX TREATMENT. SUCH DISCUSSIONS GENERALLY ARE BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT TAX RULES AND INTERPRETATIONS, AND MAY INCLUDE AREAS OF THOSE RULES THAT ARE MORE OR LESS CLEAR OR CERTAIN. TAX LAWS ARE SUBJECT TO LEGISLATIVE MODIFICATION, AND WHILE MANY SUCH MODIFICATIONS WILL HAVE ONLY A PROSPECTIVE APPLICATION, IT IS IMPORTANT TO RECOGNIZE THAT A CHANGE COULD HAVE RETROACTIVE EFFECT AS WELL. YOU SHOULD SEEK COMPETENT TAX OR LEGAL ADVICE, AS YOU DEEM NECESSARY OR APPROPRIATE, REGARDING YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OR TREATMENT OF YOUR ANNUITY.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. A natural owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as annuity income payments under the annuity option elected. For a lump-sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For Non-Qualified contracts, the cost basis is generally the Purchase Payments. The taxable portion of the lump-sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

If you purchase your contract under one of a number of types of employer-sponsored retirement plans, as an individual retirement annuity, or under an individual retirement account, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and Individual Retirement Accounts (IRAs), Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a designated Roth account in a 403(b), 401(k), or governmental 457(b) plan, and you may have cost basis in a traditional IRA or in another Qualified contract.

For annuity income payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make partial or total withdrawals from a non-qualified contract, the Code generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. Any portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

      -   after attaining age 59 1/2;

      -   when paid to your beneficiary after you die;

      -   after you become disabled (as defined in the Code);

      - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

      -   under an immediate annuity contract;

      - which are attributable to Purchase Payments made prior to August 14, 1982.

On March 30, 2010 the Health Care and Education Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income. This tax, which went into effect in 2013, is at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person. This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.

TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS

Generally, you have not paid any federal taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA contributions and designated Roth contributions to a 403(b), 401(k), or governmental 457(b) plan. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from designated Roth accounts in a 403(b), 401(k) or governmental 457(b) plan, and withdrawals generally from Qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Qualified Distributions from Roth IRAs and designated Roth accounts in 403(b), 401(k), and governmental 457(b) plans which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.

The taxable portion of any withdrawal or annuity income payment from a Qualified contract will be subject to an additional 10% federal penalty tax, under the IRC, except in the following circumstances:

      -   after attainment of age 59 1/2;

      -   when paid to your beneficiary after you die;

      -   after you become disabled (as defined in the IRC);

      - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

      - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

      - dividends paid with respect to stock of a corporation described in IRC Section 404(k);

      - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

      - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

      - for payment of health insurance if you are unemployed and meet certain requirements;

      -   distributions from IRAs for certain higher education expenses;

      -   distributions from IRAs for first home purchases;

      - amounts distributed from a Code Section 457(b) plan other than amounts representing rollovers from an IRA or employer sponsored plan to which the 10% penalty would otherwise apply;

      - payments to certain reservists called up for active duty after September 11, 2001; or

      - payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers.

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold federal tax on the taxable portion of any distribution or withdrawal from a contract, subject in certain instances to the payee's right to elect out of withholding or to elect a different rate of withholding. For "eligible rollover distributions" from contracts issued under certain types of qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" or "transferred to another eligible plan in a direct trustee-to-trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including distributions from IRAs can be waived. An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a retirement plan qualified under Sections 401 or 403 or, if from a plan of a governmental employer, under
Section 457(b) of the Code, or from a tax-sheltered annuity qualified under
Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; (3) minimum distributions required to be made under the Code; and (4) distribution of contributions to a Qualified contract which were made in excess of the applicable contribution limit. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a federal penalty tax on premature withdrawals, described later in this section. Only (1) the participant, or, (2) in the case of the participant's death, the participant's surviving spouse, or (3) in the case of a domestic relations order, the participant's spouse or ex-spouse may roll over a distribution into a plan of the participant's own. An exception to this rule is that a non-spousal beneficiary may, subject to plan provisions, roll inherited funds from an eligible retirement plan into an Inherited IRA. An Inherited IRA is an IRA created for the sole purpose of receiving funds inherited by non-spousal beneficiaries of eligible retirement plans. The distribution must be transferred to the Inherited IRA in a direct "trustee-to-trustee" transfer. Inherited IRAs must meet the distribution requirements relating to IRAs inherited by non-spousal beneficiaries under Code sections 408(a)(6) and (b)(3) and 401(a)(9).

Funds in a Qualified contract may be rolled directly over to a Roth IRA. Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

The Small Business Jobs Act of 2010 subsequently added the ability for "in-Plan" rollovers of eligible rollover distribution from pre-tax accounts to a designated Roth account in certain employer-sponsored plans which otherwise include or permit designated Roth accounts. The American Taxpayer Relief Act of 2013 ("ATRA") expanded the ability for such in-Plan Roth conversions by permitting eligible plans that include an in-plan Roth contribution feature to offer participants the option of converting any amounts held in the plan to after-tax Roth, regardless of whether those amounts are currently distributable.

DIVERSIFICATION - SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Non-Qualified variable annuity contracts. These requirements generally do not apply to Qualified contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

NON-NATURAL OWNERS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person such as a corporation or certain other entities. Such Contracts generally will not be accorded tax-deferred status. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person or to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

MULTIPLE CONTRACTS

The Code provides that multiple Non-Qualified annuity contracts which are issued within a calendar year to the same contract owner by one company are treated as one annuity contract for purposes of determining the federal tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Non-Qualified annuity contract from the same issuer in any calendar year.

TAX TREATMENT OF ASSIGNMENTS OF QUALIFIED CONTRACTS

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan (other than a plan funded with IRAs) or pursuant to a domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (for many plans, a Qualified Domestic Relations Order, or QDRO), or, in the case of an IRA, pursuant to a decree of divorce or separation maintenance or a written instrument incident to such decree.

TAX TREATMENT OF GIFTING, ASSIGNING OR TRANSFERRING OWNERSHIP OF A NON-QUALIFIED CONTRACT

Under IRC Section 72(e), if you transfer ownership of your Non-Qualified Contract to a person other than your spouse (or former spouse if incident to divorce) for less than adequate consideration you will be taxed on the earnings above the Purchase Payments at the time of transfer. If you transfer ownership of your Non-Qualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your Purchase Payments not previously withdrawn.

The new Contract owner's Purchase Payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

FOREIGN ACCOUNT TAX COMPLIANCE ("FATCA")

A Contract Owner who is not a "United States person" which is defined under the Internal Revenue Code section to mean:

      -   a citizen or resident of the United States

      - a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia

      - any estate or trust other than a foreign estate or foreign trust (see Internal Revenue Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)

should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8-BEN-E, Form W-8-IMY, or other applicable form. Certain withholding certifications will remain effective until a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, the Form W-8 BEN-E is only effective for three years from date of signature unless a change in circumstances makes any information on the form incorrect. The Contract Owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-9, Form W-8 BEN-E, Form W-8IMY, or acceptable substitute form. An entity, for this purpose, will be considered a foreign entity unless it provides an applicable certification to the contrary.

OTHER WITHHOLDING TAX

A Contract Owner that is not exempt from United States federal withholding tax should consult its tax advisor as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.

FEDERAL WITHDRAWAL RESTRICTIONS FROM QUALIFIED CONTRACTS

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals generally can only be made when an owner: (1) reaches age 59 1/2 (70 1/2 in the case of Section 457(b) Plans); (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC) (does not apply to section 457(b) plans); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner generally can only withdraw Purchase Payments. There are certain exceptions to these restrictions which are generally based upon the type of investment arrangement, the type of contributions, and the date the contributions were made. Transfers of amounts from one Qualified contract to another investment option under the same plan, or to another contract or account of the same plan type or from a qualified plan to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract or Plan.

PARTIAL 1035 EXCHANGES OF NON-QUALIFIED ANNUITIES

Section 1035 of the Code provides that a Non-Qualified annuity contract may be exchanged in a tax-free transaction for another Non-Qualified annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. However, Revenue Procedure 2011-38 provides that a direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract, regardless of whether the two annuity contracts are issued by the same or different companies, will be treated as a tax-free exchange under Code section 1035 if no amounts, other than amounts received an annuity for a period of 10 years or more or during one or more lives, are received under the original contract or the new contract during the 180 days beginning on the date of the transfer (in the case of a new contract, on the date the contract is placed in-force). Owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

QUALIFIED PLANS

The contracts offered by this prospectus are designed to be available for use under various types of qualified plans. Taxation of owners in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a qualified plan may be subject to limitations under the IRC and the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan. The following are general descriptions of the types of qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a qualified plan. Contracts issued pursuant to qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrender from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees, for federal tax purposes, until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities


Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and not-for-profit organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract if certain conditions are met. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2017 is the lesser of 100% of includible compensation or $18,000. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with an eligible employer, and by an additional $6,000 in 2017 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2017 may not exceed the lesser of $54,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that largely became effective on January 1, 2009. These comprehensive regulations include several rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

The foregoing discussion is intended as a general discussion only, and you may wish to discuss the 403(b) regulations and/or the general information above with your tax advisor.

(c) Individual Retirement Annuities


Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2017 is the lesser of $5,500 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2017. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment. If neither the Owner nor the Owner's spouse is covered by an employer retirement plan, the IRA contribution may be fully deductible. If the Owner, or if filing jointly, the Owner or spouse, is covered by an employer retirement plan, the Owner may be entitled to only a partial (reduced) deduction or no deduction at all, depending on adjusted gross income. The rules concerning what constitutes "coverage" are complex and purchasers should consult their tax advisor or Internal Revenue Service Publication 590 for more details. The effect of income on the deduction is sometimes called the adjusted gross income limitation (AGI limit). A modified AGI at or below a certain threshold level allows a full deduction of contributions regardless of coverage under an employer's plan. If you and your spouse are filing jointly and have a modified AGI in 2017 of less than $99,000, your contribution may be fully deductible; if your income is between $99,000 and $119,000, your contribution may be partially deductible and if your income is $119,000 or more, your contribution may not be deductible. If you are single and your income in 2017 is less than $62,000, your contribution may be fully deductible; if your income is between $62,000 and $72,000, your contribution may be partially deductible and if your income is $72,000 or more, your contribution may not be deductible. If you are married filing separately and you lived with your spouse at anytime during the year, and your income exceeds $10,000, none of your contribution may be deductible. If you and your spouse file jointly, and you are not covered by a plan but your spouse is: if your modified AGI in 2017 is between $186,000 and $196,000, your contribution may be partially deductible.


(d) Roth IRAs


Section 408A of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2017 is the lesser of $5,500 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $1,000 in 2017. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, Roth IRAs have income limitations on who can establish such a contract. Generally, you can make a full or partial contribution to a Roth IRA if you have taxable compensation and your modified adjusted gross income in 2017 is less than: $186,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $118,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. All persons may be eligible to convert a distribution from an employer-sponsored plan or from a traditional IRA into a Roth IRA. Conversions or rollovers from qualified plans into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.


(e) Pension and Profit-Sharing Plans

Section 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, governmental employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan if certain conditions are met. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; investing and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans -- Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of employer sponsored retirement plans generally establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from, or in some cases made available under the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. All 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

             BROKER-DEALER FIRMS RECEIVING REVENUE SHARING PAYMENTS

The following list includes the names of member firms of FINRA (or their affiliated broker-dealers) that received a revenue sharing payment of more than $5,000 as of the calendar year ending December 31, 2016, from American General Life Insurance Company and The United States Life Insurance Company in the City of New York, both affiliated companies. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Contract.



  Ameriprise Financial Services, Inc.       M&T Securities, Inc.
  BancWest Investment Services, Inc.        Metropolitan Life Insurance Corporation
  BBVA Compass Investment Solutions, Inc.   Morgan Stanley & Co., Incorporated
  BOSC, Inc.                                NEXT Financial Group, Inc.
  CCO Investment Services Corporation       Primerica Financial Services
  Cetera Advisor Network LLC                PNC Investments
  Cetera Advisors LLC                       Raymond James & Associates
  Cetera Financial Specialists LLC          Raymond James Financial
  Cetera Investment Services LLC            RBC Capital Markets Corporation
  Citigroup Global Markets Inc.             Royal Alliance Associates, Inc.
  CUSO Financial Services, L.P.             SagePoint Financial, Inc.
  Edward D. Jones & Co., L.P.               Santander Securities LLC
  Fifth Third Securities, Inc.              Securities America, Inc.
  FSC Securities Corp.                      Securities Services Network
  Infinex Investments, Inc.                 Signator Investors/John Hancock Financial Network
  Investacorp, Inc                          Triad Advisors, Inc
  Investment Professionals, Inc.            U.S. Bancorp Investments, Inc.
  J.J.B. Hilliard, W.L. Lyons, Inc.         UBS Financial Services Inc.
  James Borello & Co                        UnionBanc Investment Services
  Janney Montgomery Scott LLC.              United Planners Financial Services of America
  KMS Financial Services                    Voya Financial Advisors, Inc.
  Lincoln Financial Advisor                 Wells Fargo Advisor, LLC
  Lincoln Financial Securities              Wescom Financial Services
  LPL Financial Corporation                 Woodbury Financial Services, Inc.


We will update this list annually; interim arrangements may not be reflected. You are encouraged to review the prospectus for each Underlying Fund for any other compensation arrangements pertaining to the distribution of Underlying Fund shares.

Certain broker dealers with which we have selling agreements are our affiliates. In an effort to promote the sale of our products, affiliated firms may pay their registered representatives additional cash incentives which may include but are not limited to bonus payments, expense payments, health and retirement benefits or the waiver of overhead costs or expenses in connection with the sale of the Contracts, that they would not receive in connection with the sale of contracts issued by unaffiliated companies.


                           DISTRIBUTION OF CONTRACTS


The contracts are offered on a continuous basis through AIG Capital Services, Inc., located at 21650 Oxnard Street, Suite 750 Woodland Hills, CA 91367-4997. AIG Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority. The Company and AIG Capital Services, Inc. are each an indirect, wholly owned subsidiary of American International Group. No underwriting fees are paid in connection with the distribution of the contracts.

                              FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP, located at 1000 Louisiana Street, Suite 5800, Houston, TX 77002, serves as the independent registered public accounting firm for FS Variable Separate Account and The United States Life Insurance Company in the City of New York ("US Life").

You may obtain a free copy of these financial statements if you write us at our Annuity Service Center or call us at 1-800-445-7862. The financial statements have also been filed with the SEC and can be obtained through its website at http://www.sec.gov.

The following financial statements are included in the Statement of Additional Information in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting:

      - Audited Financial Statements of FS Variable Separate Account of The United States Life Insurance Company in the City of New York for the year ended December 31, 2016.

      - Audited Financial Statements of The United States Life Insurance Company in the City of New York for the years ended December 31, 2016, 2015 and 2014.

The financial statements of US Life should be considered only as bearing on the ability of US Life to meet its obligation under the contracts.

                                                   FS Variable Separate Account
               The United States Life Insurance Company in the City of New York

                                                                           2016

                                                                  Annual Report
                                                              December 31, 2016

            Report of Independent Registered Public Accounting Firm

To the Board of Directors of The United States Life Insurance Company in the City of New York and the Contract Owners of FS Variable Separate Account

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of each of the sub-accounts of FS Variable Separate Account sponsored by The United States Life Insurance Company in the City of New York, as indicated in Note 1, as of December 31, 2016, the results of each of their operations and changes in net assets for each of the periods indicated in Note 1, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of The United States Life Insurance Company in the City of New York. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the mutual fund companies and transfer agents, provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
Houston, Texas
April 24, 2017

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2016

                                                                     Due from
                                                                       (to)                                        Net Assets
                                                                     Company's             Contract   Contract   Attributable to
                                                                      General              Owners -   Owners -      Contract
                                                        Investments  Account,              Annuity  Accumulation      Owner
Sub-accounts                                           at Fair Value    Net    Net Assets  Reserves   Reserves      Reserves
------------                                           ------------- --------- ----------- -------- ------------ ---------------
American Funds Asset Allocation Fund Class 2            $ 2,059,875     $--    $ 2,059,875 $     -- $ 2,059,875    $ 2,059,875
American Funds Asset Allocation Portfolio Class 4            50,010      --         50,010       --      50,010         50,010
American Funds Bond Class 4                                  33,363      --         33,363       --      33,363         33,363
American Funds Global Bond Class 4                           28,299      --         28,299       --      28,299         28,299
American Funds Global Growth Fund Class 2                 5,866,875      --      5,866,875       --   5,866,875      5,866,875
American Funds Global Growth Portfolio Class 4              189,919      --        189,919       --     189,919        189,919
American Funds Growth Fund Class 2                        6,600,731      --      6,600,731       --   6,600,731      6,600,731
American Funds Growth-Income Fund Class 2                 8,472,212      --      8,472,212       --   8,472,212      8,472,212
American Funds Growth-Income Portfolio Class 4              214,666      --        214,666       --     214,666        214,666
American Funds Insurance Series Class 4                      84,242      --         84,242       --      84,242         84,242
AST Asset Allocation Portfolio Class 1                    3,497,797      --      3,497,797   82,278   3,415,519      3,497,797
AST Asset Allocation Portfolio Class 3                    3,515,367      --      3,515,367       --   3,515,367      3,515,367
AST Capital Appreciation Portfolio Class 1                7,750,430      --      7,750,430  303,072   7,447,358      7,750,430
AST Capital Appreciation Portfolio Class 3               22,332,435      --     22,332,435    6,090  22,326,345     22,332,435
AST Government and Quality Bond Portfolio Class 1         2,538,301      --      2,538,301   80,415   2,457,886      2,538,301
AST Government and Quality Bond Portfolio Class 3        36,832,968      --     36,832,968       --  36,832,968     36,832,968
AST Growth Portfolio Class 1                              3,160,577      --      3,160,577   14,269   3,146,308      3,160,577
AST Growth Portfolio Class 3                              5,484,254      --      5,484,254       --   5,484,254      5,484,254
AST SA BlackRock Multi-Asset Income Portfolio Class 3       319,766      --        319,766       --     319,766        319,766
AST Natural Resources Portfolio Class 1                     920,390      --        920,390    8,654     911,736        920,390
AST Natural Resources Portfolio Class 3                   4,124,074      --      4,124,074    4,454   4,119,620      4,124,074
AST Strategic Multi-Asset Portfolio Class 3                   6,876      --          6,876       --       6,876          6,876
BlackRock Global Allocation V.I. Fund Class III              46,406      --         46,406       --      46,406         46,406
BlackRock iShares Alternative Strategies V.I. Fund
  Class III                                                  43,972      --         43,972       --      43,972         43,972
BlackRock iShares Dynamic Allocation V.I. Fund Class
  III                                                        11,220      --         11,220       --      11,220         11,220
BlackRock iShares Dynamic Fixed Income V.I. Fund
  Class III                                                  28,815      --         28,815       --      28,815         28,815
Columbia VP Income Opportunities Fund Class 1               110,152      --        110,152       --     110,152        110,152
Columbia VP Large Cap Growth Fund Class 1                   418,866      --        418,866       --     418,866        418,866
Columbia VP Limited Duration Credit Fund Class 2              7,361      --          7,361       --       7,361          7,361
FTVIP Franklin Founding Funds Allocation VIP Fund
  Class 2                                                 3,274,800      --      3,274,800       --   3,274,800      3,274,800
FTVIP Franklin Income VIP Fund Class 2                   14,437,670      --     14,437,670       --  14,437,670     14,437,670
FTVIP Franklin Rising Dividends VIP Fund Class 2              4,737      --          4,737       --       4,737          4,737
FTVIP Franklin Strategic Income VIP Fund Class 2             22,847      --         22,847       --      22,847         22,847
FTVIP Templeton Global Bond VIP Fund Class 2                  1,293      --          1,293       --       1,293          1,293
Goldman Sachs VIT Government Money Market Fund
  Service Class                                             728,325      --        728,325       --     728,325        728,325
Goldman Sachs VIT Multi-Strategy Alternatives
  Portfolio Adv Class                                        39,639      --         39,639       --      39,639         39,639
Goldman Sachs VIT Strategic Income Fund Adv Class             4,907      --          4,907       --       4,907          4,907
Invesco V.I. American Franchise Fund Series II              975,093      --        975,093       --     975,093        975,093
Invesco V.I. Balanced-Risk Allocation Fund Series II          5,417      --          5,417       --       5,417          5,417
Invesco V.I. Comstock Fund Series II                     15,784,092      --     15,784,092    3,484  15,780,608     15,784,092
Invesco V.I. Growth and Income Fund Series II            25,857,432      --     25,857,432       --  25,857,432     25,857,432
Lord Abbett Fund Bond Debenture Portfolio Class VC           27,876      --         27,876       --      27,876         27,876
Lord Abbett Fund Fundamental Equity Portfolio Class VC        5,151      --          5,151       --       5,151          5,151
Lord Abbett Fund Growth and Income Portfolio Class VC    11,139,339      --     11,139,339       --  11,139,339     11,139,339
Lord Abbett Fund Mid Cap Stock Portfolio Class VC           149,514      --        149,514       --     149,514        149,514
Lord Abbett Fund Short Duration Portfolio Class VC          104,616      --        104,616       --     104,616        104,616
Neuberger Berman AMT Absolute Return Multi- Manager
  Fund Port S Class                                          28,619      --         28,619       --      28,619         28,619
PIMCO VIT All Asset Portfolio Adv Class                      11,795      --         11,795       --      11,795         11,795
PIMCO VIT Emerging Markets Bond Portfolio Adv Class          23,219      --         23,219       --      23,219         23,219
PIMCO VIT Unconstrained Bond Portfolio Adv Class             19,856      --         19,856       --      19,856         19,856
Principal Diversified International Account Class 2          89,440      --         89,440       --      89,440         89,440
Principal Equity Income Account Class 2                     326,306      --        326,306       --     326,306        326,306
Principal Government & High Quality Bond Account
  Class 2                                                       587      --            587       --         587            587
Principal Income Account Class 2                             63,745      --         63,745       --      63,745         63,745
Principal LargeCap Growth Account Class 2                    14,962      --         14,962       --      14,962         14,962
Principal PVC Capital Appreciation Account Class 2          182,089      --        182,089       --     182,089        182,089
Principal PVC MidCap Blend Acct Class 2                     756,035      --        756,035       --     756,035        756,035
Principal PVC SmallCap Account Class 2                       21,314      --         21,314       --      21,314         21,314
Principal Real Estate Securities Account Class 2             12,267      --         12,267       --      12,267         12,267
Principal SAM Balanced Portfolio Class 2                  6,493,510      --      6,493,510   34,795   6,458,715      6,493,510
Principal SAM Conservative Balanced Portfolio Class 2        42,449      --         42,449       --      42,449         42,449
Principal SAM Conservative Growth Portfolio Class 2         631,322      --        631,322       --     631,322        631,322
Principal SAM Flexible Income Portfolio Class 2             145,753      --        145,753   33,377     112,376        145,753
Principal SAM Strategic Growth Portfolio Class 2            295,778      --        295,778       --     295,778        295,778

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2016

                                                                     Due from
                                                                       (to)                                         Net Assets
                                                                     Company's              Contract   Contract   Attributable to
                                                                      General               Owners -   Owners -      Contract
                                                        Investments  Account,               Annuity  Accumulation      Owner
Sub-accounts                                           at Fair Value    Net     Net Assets  Reserves   Reserves      Reserves
------------                                           ------------- --------- ------------ -------- ------------ ---------------
Principal Short-Term Income Account Class 2            $     43,243     $--    $     43,243 $     -- $     43,243  $     43,243
SST Allocation Balanced Portfolio Class 3                14,779,130      --      14,779,130       --   14,779,130    14,779,130
SST Allocation Growth Portfolio Class 3                   2,182,454      --       2,182,454       --    2,182,454     2,182,454
SST Allocation Moderate Growth Portfolio Class 3          9,567,795      --       9,567,795       --    9,567,795     9,567,795
SST Allocation Moderate Portfolio Class 3                14,201,746      --      14,201,746       --   14,201,746    14,201,746
SST Asset Allocation Diversified Growth Portfolio
  Class 3                                                    25,012      --          25,012       --       25,012        25,012
SST Diversified Fixed Income Portfolio Class 3               37,564      --          37,564       --       37,564        37,564
SST SA Columbia Focused Value Portfolio Class 3               2,629      --           2,629       --        2,629         2,629
SST International Equity Portfolio Class 3                   28,076      --          28,076       --       28,076        28,076
SST Large Cap Growth Portfolio Class 3                       11,206      --          11,206       --       11,206        11,206
SST Mid Cap Growth Portfolio Class 3                          2,439      --           2,439       --        2,439         2,439
SST Mid Cap Value Portfolio Class 3                          26,623      --          26,623       --       26,623        26,623
SST Real Return Portfolio Class 3                        20,139,870      --      20,139,870    6,550   20,133,320    20,139,870
SST Stock Portfolio Class 3                                   4,901      --           4,901       --        4,901         4,901
SAST Aggressive Growth Portfolio Class 1                  1,302,434      --       1,302,434    5,896    1,296,538     1,302,434
SAST Aggressive Growth Portfolio Class 3                  2,274,006      --       2,274,006    8,969    2,265,037     2,274,006
SAST SA AB Growth Portfolio Class 1                       8,372,368      --       8,372,368  183,284    8,189,084     8,372,368
SAST SA AB Growth Portfolio Class 3                       6,621,204      --       6,621,204       --    6,621,204     6,621,204
SAST American Funds Asset Allocation Portfolio Class 3   10,093,495      --      10,093,495       --   10,093,495    10,093,495
SAST American Funds Global Growth Portfolio Class 3      19,938,601      --      19,938,601    6,419   19,932,182    19,938,601
SAST American Funds Growth Portfolio Class 3             14,844,616      --      14,844,616   27,021   14,817,595    14,844,616
SAST American Funds Growth-Income Portfolio Class 3      12,940,547      --      12,940,547    7,347   12,933,200    12,940,547
SAST Balanced Portfolio Class 1                           2,638,101      --       2,638,101   15,881    2,622,220     2,638,101
SAST Balanced Portfolio Class 3                          11,592,497      --      11,592,497       --   11,592,497    11,592,497
SAST BlackRock VCP Global Multi-Asset Portfolio
  Class 3                                                40,521,866      --      40,521,866       --   40,521,866    40,521,866
SAST Blue Chip Growth Portfolio Class 1                     560,015      --         560,015       --      560,015       560,015
SAST Blue Chip Growth Portfolio Class 3                   6,120,247      --       6,120,247       --    6,120,247     6,120,247
SAST Capital Growth Portfolio Class 1                       249,740      --         249,740    2,629      247,111       249,740
SAST Capital Growth Portfolio Class 3                     2,572,052      --       2,572,052       --    2,572,052     2,572,052
SAST Corporate Bond Portfolio Class 1                     2,539,917      --       2,539,917   28,384    2,511,533     2,539,917
SAST Corporate Bond Portfolio Class 3                    46,460,007      --      46,460,007   19,019   46,440,988    46,460,007
SAST Dogs of Wall Street Portfolio Class 1                1,332,950      --       1,332,950       --    1,332,950     1,332,950
SAST Dogs of Wall Street Portfolio Class 3                6,902,730      --       6,902,730   22,915    6,879,815     6,902,730
SAST Dynamic Allocation Portfolio Class 3               850,502,796      --     850,502,796       --  850,502,796   850,502,796
SAST Dynamic Strategy Portfolio Class 3                 545,243,797      --     545,243,797       --  545,243,797   545,243,797
SAST Emerging Markets Portfolio Class 1                   1,169,093      --       1,169,093   37,882    1,131,211     1,169,093
SAST Emerging Markets Portfolio Class 3                   6,688,995      --       6,688,995    6,848    6,682,147     6,688,995
SAST Equity Opportunities Portfolio Class 1               1,610,614      --       1,610,614   22,362    1,588,252     1,610,614
SAST Equity Opportunities Portfolio Class 3               3,648,282      --       3,648,282       --    3,648,282     3,648,282
SAST Foreign Value Portfolio Class 3                     23,365,894      --      23,365,894    2,411   23,363,483    23,365,894
SAST Fundamental Growth Portfolio Class 1                 1,802,185      --       1,802,185   10,191    1,791,994     1,802,185
SAST Fundamental Growth Portfolio Class 3                 3,319,130      --       3,319,130       --    3,319,130     3,319,130
SAST Global Bond Portfolio Class 1                          835,874      --         835,874   19,043      816,831       835,874
SAST Global Bond Portfolio Class 3                       18,466,825      --      18,466,825    6,202   18,460,623    18,466,825
SAST Global Equities Portfolio Class 1                    1,225,411      --       1,225,411    1,472    1,223,939     1,225,411
SAST Global Equities Portfolio Class 3                    1,954,207      --       1,954,207       --    1,954,207     1,954,207
SAST Growth Opportunities Portfolio Class 1                 316,361      --         316,361    3,896      312,465       316,361
SAST Growth Opportunities Portfolio Class 3               8,289,468      --       8,289,468       --    8,289,468     8,289,468
SAST Growth-Income Portfolio Class 1                      7,598,214      --       7,598,214  111,523    7,486,691     7,598,214
SAST Growth-Income Portfolio Class 3                      9,814,454      --       9,814,454       --    9,814,454     9,814,454
SAST High-Yield Bond Portfolio Class 1                    2,217,566      --       2,217,566   11,664    2,205,902     2,217,566
SAST High-Yield Bond Portfolio Class 3                    7,714,472      --       7,714,472    1,417    7,713,055     7,714,472
SAST International Diversified Equities Portfolio
  Class 1                                                 1,549,145      --       1,549,145    5,601    1,543,544     1,549,145
SAST International Diversified Equities Portfolio
  Class 3                                                 7,316,756      --       7,316,756       --    7,316,756     7,316,756
SAST International Growth and Income Portfolio Class 1    1,351,555      --       1,351,555   25,856    1,325,699     1,351,555
SAST International Growth and Income Portfolio Class 3    7,771,766      --       7,771,766       --    7,771,766     7,771,766
SAST SA MFS Massachusetts Investors Trust Portfolio
  Class 1                                                 2,336,697      --       2,336,697   28,727    2,307,970     2,336,697
SAST SA MFS Massachusetts Investors Trust Portfolio
  Class 3                                                16,759,425      --      16,759,425   17,910   16,741,515    16,759,425
SAST SA MFS Total Return Bond Portfolio Class 1           3,715,243      --       3,715,243   90,718    3,624,525     3,715,243
SAST SA MFS Total Return Bond Portfolio Class 3           8,876,409      --       8,876,409    2,040    8,874,369     8,876,409
SAST Mid-Cap Growth Portfolio Class 1                     1,708,060      --       1,708,060    8,740    1,699,320     1,708,060
SAST Mid-Cap Growth Portfolio Class 3                     6,903,535      --       6,903,535       --    6,903,535     6,903,535

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2016

                                                                     Due from
                                                                       (to)                                         Net Assets
                                                                     Company's              Contract   Contract   Attributable to
                                                                      General               Owners -   Owners -      Contract
                                                        Investments  Account,               Annuity  Accumulation      Owner
Sub-accounts                                           at Fair Value    Net     Net Assets  Reserves   Reserves      Reserves
------------                                           ------------- --------- ------------ -------- ------------ ---------------
SAST Real Estate Portfolio Class 1                     $  1,529,559     $--    $  1,529,559 $     -- $  1,529,559  $  1,529,559
SAST Real Estate Portfolio Class 3                       12,000,663      --      12,000,663    4,617   11,996,046    12,000,663
SAST SA Janus Focused Growth Portfolio Class 3            4,995,596      --       4,995,596       --    4,995,596     4,995,596
SAST SA JPMorgan MFS Core Bond Portfolio Class 1          1,293,353      --       1,293,353    2,018    1,291,335     1,293,353
SAST SA JPMorgan MFS Core Bond Portfolio Class 3         51,288,871      --      51,288,871   18,773   51,270,098    51,288,871
SAST SA Legg Mason BW Large Cap Value Portfolio
  Class 1                                                12,808,784      --      12,808,784  212,806   12,595,978    12,808,784
SAST SA Legg Mason BW Large Cap Value Portfolio
  Class 3                                                21,406,362      --      21,406,362       --   21,406,362    21,406,362
SAST Schroder's VCP Global Allocation Portfolio
  Class 3                                                33,920,757      --      33,920,757       --   33,920,757    33,920,757
SAST Small & Mid Cap Value Portfolio Class 3             23,967,925      --      23,967,925   22,549   23,945,376    23,967,925
SAST Small Company Value Portfolio Class 3               13,408,816      --      13,408,816       --   13,408,816    13,408,816
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3     58,788,432      --      58,788,432       --   58,788,432    58,788,432
SAST Technology Portfolio Class 1                           226,382      --         226,382       --      226,382       226,382
SAST Technology Portfolio Class 3                         2,606,769      --       2,606,769       --    2,606,769     2,606,769
SAST Telecom Utility Portfolio Class 1                      754,286      --         754,286    5,766      748,520       754,286
SAST Telecom Utility Portfolio Class 3                    1,495,702      --       1,495,702    6,318    1,489,384     1,495,702
SAST Ultra Short Bond Portfolio Class 1                   1,301,677      --       1,301,677    5,726    1,295,951     1,301,677
SAST Ultra Short Bond Portfolio Class 3                  11,366,833      --      11,366,833  169,455   11,197,378    11,366,833
SAST VCP Managed Asset Allocation SAST Portfolio
  Class 3                                               112,007,608      --     112,007,608       --  112,007,608   112,007,608
SAST VCP Total Return Balanced Portfolio Class 3         92,322,514      --      92,322,514       --   92,322,514    92,322,514
SAST VCP Value Portfolio Class 3                        118,176,822      --     118,176,822       --  118,176,822   118,176,822
UIF Global Infrastructure Portfolio Class II                 38,753      --          38,753       --       38,753        38,753
VALIC Company I International Equities Index Fund           104,179      --         104,179       --      104,179       104,179
VALIC Company I Mid Cap Index Fund                          434,538      --         434,538       --      434,538       434,538
VALIC Company I Nasdaq-100 Index Fund                        38,421      --          38,421       --       38,421        38,421
VALIC Company I Small Cap Index Fund                        151,556      --         151,556       --      151,556       151,556
VALIC Company I Stock Index Fund                            902,264      --         902,264       --      902,264       902,264

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2016

                                                                                 Net Asset
                                                                                 Value per Shares at Fair Cost of Shares
Sub-accounts                                                            Shares     Share       Value           Held      Level*
------------                                                           --------- --------- -------------- -------------- ------
American Funds Asset Allocation Fund Class 2                              95,853  $21.49    $ 2,059,875    $ 1,856,119     1
American Funds Asset Allocation Portfolio Class 4                          2,334   21.43         50,010         48,923     1
American Funds Bond Class 4                                                3,118   10.70         33,363         34,387     1
American Funds Global Bond Class 4                                         2,554   11.08         28,299         29,576     1
American Funds Global Growth Fund Class 2                                245,991   23.85      5,866,875      5,786,273     1
American Funds Global Growth Portfolio Class 4                             7,976   23.81        189,919        203,039     1
American Funds Growth Fund Class 2                                        98,636   66.92      6,600,731      6,091,632     1
American Funds Growth-Income Fund Class 2                                192,550   44.00      8,472,212      7,845,379     1
American Funds Growth-Income Portfolio Class 4                             4,909   43.73        214,666        209,951     1
American Funds Insurance Series Class 4                                    8,915    9.45         84,242         84,578     1
AST Asset Allocation Portfolio Class 1                                   249,179   14.04      3,497,797      3,467,481     1
AST Asset Allocation Portfolio Class 3                                   252,224   13.94      3,515,367      3,539,010     1
AST Capital Appreciation Portfolio Class 1                               203,155   38.15      7,750,430      8,018,123     1
AST Capital Appreciation Portfolio Class 3                               622,566   35.87     22,332,435     25,259,988     1
AST Government and Quality Bond Portfolio Class 1                        170,556   14.88      2,538,301      2,632,267     1
AST Government and Quality Bond Portfolio Class 3                      2,483,567   14.83     36,832,968     37,567,666     1
AST Growth Portfolio Class 1                                             120,290   26.27      3,160,577      2,683,360     1
AST Growth Portfolio Class 3                                             208,966   26.24      5,484,254      4,809,725     1
AST SA BlackRock Multi-Asset Income Portfolio Class 3                     51,562    6.20        319,766        341,596     1
AST Natural Resources Portfolio Class 1                                   50,249   18.32        920,390      1,124,911     1
AST Natural Resources Portfolio Class 3                                  226,719   18.19      4,124,074      4,429,058     1
AST Strategic Multi-Asset Portfolio Class 3                                  981    7.01          6,876          6,885     1
BlackRock Global Allocation V.I. Fund Class III                            3,471   13.37         46,406         48,025     1
BlackRock iShares Alternative Strategies V.I. Fund Class III               4,345   10.12         43,972         45,087     1
BlackRock iShares Dynamic Allocation V.I. Fund Class III                   1,141    9.83         11,220         10,593     1
BlackRock iShares Dynamic Fixed Income V.I. Fund Class III                 2,925    9.85         28,815         28,967     1
Columbia VP Income Opportunities Fund Class 1                             14,570    7.56        110,152        126,715     1
Columbia VP Large Cap Growth Fund Class 1                                 32,023   13.08        418,866        399,472     1
Columbia VP Limited Duration Credit Fund Class 2                             781    9.43          7,361          7,292     1
FTVIP Franklin Founding Funds Allocation VIP Fund Class 2                462,542    7.08      3,274,800      3,250,496     1
FTVIP Franklin Income VIP Fund Class 2                                   938,730   15.38     14,437,670     14,412,891     1
FTVIP Franklin Rising Dividends VIP Fund Class 2                             190   24.89          4,737          4,682     1
FTVIP Franklin Strategic Income VIP Fund Class 2                           2,147   10.64         22,847         22,007     1
FTVIP Templeton Global Bond VIP Fund Class 2                                  80   16.25          1,293          1,248     1
Goldman Sachs VIT Government Money Market Fund Service Class             728,325    1.00        728,325        728,325     1
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Adv Class          4,366    9.08         39,639         40,800     1
Goldman Sachs VIT Strategic Income Fund Adv Class                            538    9.12          4,907          4,992     1
Invesco V.I. American Franchise Fund Series II                            18,766   51.96        975,093        833,891     1
Invesco V.I. Balanced-Risk Allocation Fund Series II                         483   11.22          5,417          4,917     1
Invesco V.I. Comstock Fund Series II                                     847,696   18.62     15,784,092     12,129,189     1
Invesco V.I. Growth and Income Fund Series II                          1,230,135   21.02     25,857,432     24,782,668     1
Lord Abbett Fund Bond Debenture Portfolio Class VC                         2,335   11.94         27,876         27,581     1
Lord Abbett Fund Fundamental Equity Portfolio Class VC                       281   18.30          5,151          4,943     1
Lord Abbett Fund Growth and Income Portfolio Class VC                    303,359   36.72     11,139,339      7,900,765     1
Lord Abbett Fund Mid Cap Stock Portfolio Class VC                          5,859   25.52        149,514         81,295     1
Lord Abbett Fund Short Duration Portfolio Class VC                         7,180   14.57        104,616        105,527     1
Neuberger Berman AMT Absolute Return Multi-Manager Fund Port S Class       3,084    9.28         28,619         30,332     1
PIMCO VIT All Asset Portfolio Adv Class                                    1,166   10.12         11,795         10,665     1
PIMCO VIT Emerging Markets Bond Portfolio Adv Class                        1,846   12.58         23,219         22,192     1
PIMCO VIT Unconstrained Bond Portfolio Adv Class                           1,945   10.21         19,856         20,047     1
Principal Diversified International Account Class 2                        6,615   13.52         89,440        101,540     1
Principal Equity Income Account Class 2                                   14,169   23.03        326,306        248,582     1
Principal Government & High Quality Bond Account Class 2                      59    9.98            587            608     1
Principal Income Account Class 2                                           6,189   10.30         63,745         63,996     1
Principal LargeCap Growth Account Class 2                                    616   24.29         14,962          9,987     1
Principal PVC Capital Appreciation Account Class 2                         7,680   23.71        182,089        167,239     1
Principal PVC MidCap Blend Acct Class 2                                   14,915   50.69        756,035        634,577     1
Principal PVC SmallCap Account Class 2                                     1,405   15.17         21,314         20,891     1
Principal Real Estate Securities Account Class 2                             574   21.36         12,267          8,745     1
Principal SAM Balanced Portfolio Class 2                                 454,092   14.30      6,493,510      6,955,306     1
Principal SAM Conservative Balanced Portfolio Class 2                      3,730   11.38         42,449         43,500     1
Principal SAM Conservative Growth Portfolio Class 2                       37,115   17.01        631,322        610,807     1
Principal SAM Flexible Income Portfolio Class 2                           11,811   12.34        145,753        147,570     1
Principal SAM Strategic Growth Portfolio Class 2                          16,136   18.33        295,778        313,900     1
Principal Short-Term Income Account Class 2                               17,092    2.53         43,243         42,656     1
SST Allocation Balanced Portfolio Class 3                              1,425,466   10.37     14,779,130     16,511,386     1
SST Allocation Growth Portfolio Class 3                                  171,689   12.71      2,182,454      1,944,100     1

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2016

                                                                                  Net Asset
                                                                                  Value per Shares at Fair Cost of Shares
Sub-accounts                                                             Shares     Share       Value           Held      Level*
------------                                                           ---------- --------- -------------- -------------- ------
SST Allocation Moderate Growth Portfolio Class 3                          890,698  $10.74    $  9,567,795   $ 10,083,779    1
SST Allocation Moderate Portfolio Class 3                               1,329,295   10.68      14,201,746     14,892,363    1
SST Asset Allocation Diversified Growth Portfolio Class 3                   2,218   11.28          25,012         26,229    1
SST Diversified Fixed Income Portfolio Class 3                              3,273   11.48          37,564         37,914    1
SST SA Columbia Focused Value Portfolio Class 3                               145   18.07           2,629          2,634    1
SST International Equity Portfolio Class 3                                  3,572    7.86          28,076         28,844    1
SST Large Cap Growth Portfolio Class 3                                        920   12.18          11,206         10,759    1
SST Mid Cap Growth Portfolio Class 3                                          163   14.92           2,439          2,527    1
SST Mid Cap Value Portfolio Class 3                                         1,533   17.37          26,623         27,482    1
SST Real Return Portfolio Class 3                                       2,093,684    9.62      20,139,870     20,622,696    1
SST Stock Portfolio Class 3                                                   228   21.54           4,901          5,763    1
SAST Aggressive Growth Portfolio Class 1                                   75,742   17.20       1,302,434        899,556    1
SAST Aggressive Growth Portfolio Class 3                                  135,835   16.74       2,274,006      1,960,704    1
SAST SA AB Growth Portfolio Class 1                                       231,026   36.24       8,372,368      6,459,706    1
SAST SA AB Growth Portfolio Class 3                                       185,084   35.77       6,621,204      5,399,591    1
SAST American Funds Asset Allocation Portfolio Class 3                    770,668   13.10      10,093,495     10,061,692    1
SAST American Funds Global Growth Portfolio Class 3                     1,788,828   11.15      19,938,601     21,622,779    1
SAST American Funds Growth Portfolio Class 3                            1,285,917   11.54      14,844,616     15,217,096    1
SAST American Funds Growth-Income Portfolio Class 3                     1,056,807   12.24      12,940,547     12,575,533    1
SAST Balanced Portfolio Class 1                                           138,842   19.00       2,638,101      2,201,713    1
SAST Balanced Portfolio Class 3                                           613,171   18.91      11,592,497     10,719,160    1
SAST BlackRock VCP Global Multi-Asset Portfolio Class 3                 3,883,798   10.43      40,521,866     40,866,187    1
SAST Blue Chip Growth Portfolio Class 1                                    52,729   10.62         560,015        408,898    1
SAST Blue Chip Growth Portfolio Class 3                                   581,616   10.52       6,120,247      5,174,944    1
SAST Capital Growth Portfolio Class 1                                      18,107   13.79         249,740        160,200    1
SAST Capital Growth Portfolio Class 3                                     190,995   13.47       2,572,052      1,874,914    1
SAST Corporate Bond Portfolio Class 1                                     190,998   13.30       2,539,917      2,472,946    1
SAST Corporate Bond Portfolio Class 3                                   3,515,415   13.22      46,460,007     47,040,787    1
SAST Dogs of Wall Street Portfolio Class 1                                 97,948   13.61       1,332,950      1,045,280    1
SAST Dogs of Wall Street Portfolio Class 3                                511,253   13.50       6,902,730      6,390,506    1
SAST Dynamic Allocation Portfolio Class 3                              69,571,247   12.22     850,502,796    842,930,228    1
SAST Dynamic Strategy Portfolio Class 3                                44,180,322   12.34     545,243,797    541,050,542    1
SAST Emerging Markets Portfolio Class 1                                   175,997    6.64       1,169,093      1,115,972    1
SAST Emerging Markets Portfolio Class 3                                 1,019,552    6.56       6,688,995      7,235,640    1
SAST Equity Opportunities Portfolio Class 1                                80,194   20.08       1,610,614        828,507    1
SAST Equity Opportunities Portfolio Class 3                               182,340   20.01       3,648,282      3,070,239    1
SAST Foreign Value Portfolio Class 3                                    1,638,639   14.26      23,365,894     23,357,198    1
SAST Fundamental Growth Portfolio Class 1                                  88,078   20.46       1,802,185      1,772,813    1
SAST Fundamental Growth Portfolio Class 3                                 168,780   19.67       3,319,130      2,940,567    1
SAST Global Bond Portfolio Class 1                                         77,243   10.82         835,874        916,360    1
SAST Global Bond Portfolio Class 3                                      1,737,423   10.63      18,466,825     19,410,614    1
SAST Global Equities Portfolio Class 1                                     64,397   19.03       1,225,411        999,043    1
SAST Global Equities Portfolio Class 3                                    103,418   18.90       1,954,207      1,516,432    1
SAST Growth Opportunities Portfolio Class 1                                41,661    7.59         316,361        330,325    1
SAST Growth Opportunities Portfolio Class 3                             1,156,556    7.17       8,289,468      8,935,303    1
SAST Growth-Income Portfolio Class 1                                      232,716   32.65       7,598,214      5,489,329    1
SAST Growth-Income Portfolio Class 3                                      302,062   32.49       9,814,454      8,464,657    1
SAST High-Yield Bond Portfolio Class 1                                    385,818    5.75       2,217,566      2,315,102    1
SAST High-Yield Bond Portfolio Class 3                                  1,350,501    5.71       7,714,472      7,687,221    1
SAST International Diversified Equities Portfolio Class 1                 175,286    8.84       1,549,145      1,657,428    1
SAST International Diversified Equities Portfolio Class 3                 832,911    8.78       7,316,756      7,542,683    1
SAST International Growth and Income Portfolio Class 1                    147,956    9.13       1,351,555      1,352,249    1
SAST International Growth and Income Portfolio Class 3                    848,909    9.16       7,771,766      6,805,989    1
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1               114,998   20.32       2,336,697      1,779,225    1
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3               828,165   20.24      16,759,425     14,089,723    1
SAST SA MFS Total Return Bond Portfolio Class 1                           197,374   18.82       3,715,243      3,118,246    1
SAST SA MFS Total Return Bond Portfolio Class 3                           472,516   18.79       8,876,409      7,836,830    1
SAST Mid-Cap Growth Portfolio Class 1                                     113,739   15.02       1,708,060      1,446,390    1
SAST Mid-Cap Growth Portfolio Class 3                                     481,974   14.32       6,903,535      6,818,969    1
SAST Real Estate Portfolio Class 1                                        101,404   15.08       1,529,559      1,272,723    1
SAST Real Estate Portfolio Class 3                                        802,195   14.96      12,000,663     11,520,339    1
SAST SA Janus Focused Growth Portfolio Class 3                            458,698   10.89       4,995,596      5,185,787    1
SAST SA JPMorgan MFS Core Bond Portfolio Class 1                          146,614    8.82       1,293,353      1,329,589    1
SAST SA JPMorgan MFS Core Bond Portfolio Class 3                        5,871,556    8.74      51,288,871     52,464,310    1
SAST SA Legg Mason BW Large Cap Value Portfolio Class 1                   649,707   19.71      12,808,784     14,098,168    1

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2016

                                                                                 Net Asset
                                                                                 Value per Shares at Fair Cost of Shares
Sub-accounts                                                            Shares     Share       Value           Held      Level*
------------                                                           --------- --------- -------------- -------------- ------
SAST SA Legg Mason BW Large Cap Value Portfolio Class 3                1,091,130  $19.62    $ 21,406,362   $ 24,358,958    1
SAST Schroder's VCP Global Allocation Portfolio Class 3                3,134,825   10.82      33,920,757     33,552,955    1
SAST Small & Mid Cap Value Portfolio Class 3                           1,279,742   18.73      23,967,925     22,851,113    1
SAST Small Company Value Portfolio Class 3                               546,031   24.56      13,408,816     11,520,919    1
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3                   5,504,065   10.68      58,788,432     58,127,543    1
SAST Technology Portfolio Class 1                                         38,442    5.89         226,382        144,374    1
SAST Technology Portfolio Class 3                                        458,972    5.68       2,606,769      1,787,696    1
SAST Telecom Utility Portfolio Class 1                                    55,124   13.68         754,286        696,272    1
SAST Telecom Utility Portfolio Class 3                                   109,615   13.64       1,495,702      1,509,978    1
SAST Ultra Short Bond Portfolio Class 1                                  123,661   10.53       1,301,677      1,306,864    1
SAST Ultra Short Bond Portfolio Class 3                                1,102,605   10.31      11,366,833     11,408,105    1
SAST VCP Managed Asset Allocation SAST Portfolio Class 3               8,705,523   12.87     112,007,608    107,600,601    1
SAST VCP Total Return Balanced Portfolio Class 3                       8,299,690   11.12      92,322,514     89,214,801    1
SAST VCP Value Portfolio Class 3                                       9,479,868   12.47     118,176,822    110,107,446    1
UIF Global Infrastructure Portfolio Class II                               5,174    7.49          38,753         40,563    1
VALIC Company I International Equities Index Fund                         16,458    6.33         104,179        106,547    1
VALIC Company I Mid Cap Index Fund                                        15,558   27.93         434,538        405,610    1
VALIC Company I Nasdaq-100 Index Fund                                      3,587   10.71          38,421         38,405    1
VALIC Company I Small Cap Index Fund                                       7,139   21.23         151,556        130,576    1
VALIC Company I Stock Index Fund                                          25,231   35.76         902,264        873,553    1

* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

                                                                                  American
                                                                      American   Funds Asset                           American
                                                                    Funds Asset  Allocation   American    American   Funds Global
                                                                     Allocation   Portfolio  Funds Bond Funds Global Growth Fund
                                                                    Fund Class 2   Class 4    Class 4   Bond Class 4   Class 2
                                                                    ------------ ----------- ---------- ------------ ------------
For the Year Ended December 31, 2016
From operations:
   Dividends                                                         $   32,615    $   548    $   396     $   135    $    53,978
   Mortality and expense risk and administrative charges                (17,744)      (238)      (210)       (194)       (81,000)
                                                                     ----------    -------    -------     -------    -----------
   Net investment income (loss)                                          14,871        310        186         (59)       (27,022)
   Net realized gain (loss)                                              75,462          2         (3)         (2)       140,064
   Capital gain distribution from mutual funds                           52,108        238         34          18        516,796
   Change in unrealized appreciation (depreciation) of investments       22,086      1,087     (1,024)     (1,277)      (694,863)
                                                                     ----------    -------    -------     -------    -----------
Increase (decrease) in net assets from operations                       164,527      1,637       (807)     (1,320)       (65,025)
                                                                     ----------    -------    -------     -------    -----------
From contract transactions:
   Payments received from contract owners                                    --     29,691     34,136      29,691          8,657
   Payments for contract benefits or terminations                      (241,597)        --         --          --       (637,918)
   Transfers between sub-accounts (including fixed account), net           (686)    18,798        114          --        (14,315)
   Contract maintenance charges                                         (14,531)      (116)       (80)        (72)       (26,102)
                                                                     ----------    -------    -------     -------    -----------
Increase (decrease) in net assets from contract transactions           (256,814)    48,373     34,170      29,619       (669,678)
                                                                     ----------    -------    -------     -------    -----------
Increase (decrease) in net assets                                       (92,287)    50,010     33,363      28,299       (734,703)
Net assets at beginning of period                                     2,152,162         --         --          --      6,601,578
                                                                     ----------    -------    -------     -------    -----------
Net assets at end of period                                          $2,059,875    $50,010    $33,363     $28,299    $ 5,866,875
                                                                     ==========    =======    =======     =======    ===========
Beginning units                                                          86,175         --         --          --        191,719
Units issued                                                              2,583      4,717      3,353       2,944          8,016
Units redeemed                                                          (12,728)       (11)       (10)         (7)       (28,403)
                                                                     ----------    -------    -------     -------    -----------
Ending units                                                             76,030      4,706      3,343       2,937        171,332
                                                                     ==========    =======    =======     =======    ===========
For the Year Ended December 31, 2015
From operations:
   Dividends                                                         $   39,228    $    --    $    --     $    --    $    71,039
   Mortality and expense risk and administrative charges                (21,321)        --         --          --       (100,765)
                                                                     ----------    -------    -------     -------    -----------
   Net investment income (loss)                                          17,907         --         --          --        (29,726)
   Net realized gain (loss)                                             107,917         --         --          --        422,857
   Capital gain distribution from mutual funds                          183,033         --         --          --        713,977
   Change in unrealized appreciation (depreciation) of investments     (297,154)        --         --          --       (678,786)
                                                                     ----------    -------    -------     -------    -----------
Increase (decrease) in net assets from operations                        11,703         --         --          --        428,322
                                                                     ----------    -------    -------     -------    -----------
From contract transactions:
   Payments received from contract owners                                    --         --         --          --         25,447
   Payments for contract benefits or terminations                      (399,097)        --         --          --     (1,258,199)
   Transfers between sub-accounts (including fixed account), net        (19,641)        --         --          --       (305,632)
   Contract maintenance charges                                         (17,012)        --         --          --        (30,568)
                                                                     ----------    -------    -------     -------    -----------
Increase (decrease) in net assets from contract transactions           (435,750)        --         --          --     (1,568,952)
                                                                     ----------    -------    -------     -------    -----------
Increase (decrease) in net assets                                      (424,047)        --         --          --     (1,140,630)
Net assets at beginning of period                                     2,576,209         --         --          --      7,742,208
                                                                     ----------    -------    -------     -------    -----------
Net assets at end of period                                          $2,152,162    $    --    $    --     $    --    $ 6,601,578
                                                                     ==========    =======    =======     =======    ===========
Beginning units                                                         103,683         --         --          --        237,756
Units issued                                                                825         --         --          --          4,412
Units redeemed                                                          (18,333)        --         --          --        (50,449)
                                                                     ----------    -------    -------     -------    -----------
Ending units                                                             86,175         --         --          --        191,719
                                                                     ==========    =======    =======     =======    ===========

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                           American
                                                                      American                 American      Funds   American
                                                                    Funds Global                 Funds      Growth-    Funds
                                                                       Growth      American     Growth-     Income   Insurance
                                                                     Portfolio   Funds Growth Income Fund  Portfolio  Series
                                                                      Class 4    Fund Class 2   Class 2     Class 4   Class 4
                                                                    ------------ ------------ -----------  --------- ---------
For the Year Ended December 31, 2016
From operations:
   Dividends                                                          $  1,310   $    50,385  $   121,767  $  2,183   $ 2,091
   Mortality and expense risk and administrative charges                (2,162)      (96,842)    (118,731)     (807)     (807)
                                                                      --------   -----------  -----------  --------   -------
   Net investment income (loss)                                           (852)      (46,457)       3,036     1,376     1,284
   Net realized gain (loss)                                               (188)      235,428      282,913       (22)       15
   Capital gain distribution from mutual funds                          15,166       622,103      970,138     1,096        --
   Change in unrealized appreciation (depreciation) of investments     (15,790)     (309,823)    (464,111)    4,715      (113)
                                                                      --------   -----------  -----------  --------   -------
Increase (decrease) in net assets from operations                       (1,664)      501,251      791,976     7,165     1,186
                                                                      --------   -----------  -----------  --------   -------
From contract transactions:
   Payments received from contract owners                                   --         6,612        1,621   207,451    44,637
   Payments for contract benefits or terminations                           --    (1,083,572)  (1,381,690)       --      (824)
   Transfers between sub-accounts (including fixed account), net         7,686      (265,940)    (157,217)      352    12,519
   Contract maintenance charges                                           (913)      (27,906)     (29,369)     (302)      (87)
                                                                      --------   -----------  -----------  --------   -------
Increase (decrease) in net assets from contract transactions             6,773    (1,370,806)  (1,566,655)  207,501    56,245
                                                                      --------   -----------  -----------  --------   -------
Increase (decrease) in net assets                                        5,109      (869,555)    (774,679)  214,666    57,431
Net assets at beginning of period                                      184,810     7,470,286    9,246,891        --    26,811
                                                                      --------   -----------  -----------  --------   -------
Net assets at end of period                                           $189,919   $ 6,600,731  $ 8,472,212  $214,666   $84,242
                                                                      ========   ===========  ===========  ========   =======
Beginning units                                                         19,265       236,443      346,276        --     2,803
Units issued                                                               793         2,212        8,830    20,332     5,994
Units redeemed                                                             (99)      (45,107)     (67,092)      (42)      (93)
                                                                      --------   -----------  -----------  --------   -------
Ending units                                                            19,959       193,548      288,014    20,290     8,704
                                                                      ========   ===========  ===========  ========   =======
For the Year Ended December 31, 2015
From operations:
   Dividends                                                          $  1,605   $    47,044  $   127,014  $     --   $   159
   Mortality and expense risk and administrative charges                  (521)     (121,015)    (142,065)       --       (20)
                                                                      --------   -----------  -----------  --------   -------
   Net investment income (loss)                                          1,084       (73,971)     (15,051)       --       139
   Net realized gain (loss)                                                 14       646,367      487,869        --        --
   Capital gain distribution from mutual funds                              --     1,747,282    1,485,978        --        --
   Change in unrealized appreciation (depreciation) of investments       2,670    (1,845,415)  (1,935,553)       --      (223)
                                                                      --------   -----------  -----------  --------   -------
Increase (decrease) in net assets from operations                        3,768       474,263       23,243        --       (84)
                                                                      --------   -----------  -----------  --------   -------
From contract transactions:
   Payments received from contract owners                              181,042        12,654       28,902        --    26,895
   Payments for contract benefits or terminations                           --    (1,815,825)  (1,439,435)       --        --
   Transfers between sub-accounts (including fixed account), net            --      (378,640)    (235,673)       --        --
   Contract maintenance charges                                             --       (33,005)     (34,110)       --        --
                                                                      --------   -----------  -----------  --------   -------
Increase (decrease) in net assets from contract transactions           181,042    (2,214,816)  (1,680,316)       --    26,895
                                                                      --------   -----------  -----------  --------   -------
Increase (decrease) in net assets                                      184,810    (1,740,553)  (1,657,073)       --    26,811
Net assets at beginning of period                                           --     9,210,839   10,903,964        --        --
                                                                      --------   -----------  -----------  --------   -------
Net assets at end of period                                           $184,810   $ 7,470,286  $ 9,246,891  $     --   $26,811
                                                                      ========   ===========  ===========  ========   =======
Beginning units                                                             --       307,519      409,174        --        --
Units issued                                                            19,265         6,788        6,831        --     2,803
Units redeemed                                                              --       (77,864)     (69,729)       --        --
                                                                      --------   -----------  -----------  --------   -------
Ending units                                                            19,265       236,443      346,276        --     2,803
                                                                      ========   ===========  ===========  ========   =======

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                                      AST
                                                               AST Asset   AST Asset   AST Capital  AST Capital    Government
                                                               Allocation  Allocation  Appreciation Appreciation  and Quality
                                                               Portfolio   Portfolio    Portfolio    Portfolio   Bond Portfolio
                                                                Class 1     Class 3      Class 1      Class 3       Class 1
                                                               ----------  ----------  ------------ ------------ --------------
For the Year Ended December 31, 2016
From operations:
   Dividends                                                   $  100,843  $   92,515  $        --  $        --    $   41,457
   Mortality and expense risk and administrative charges          (53,860)    (50,803)    (123,367)    (330,347)      (46,035)
                                                               ----------  ----------  -----------  -----------    ----------
   Net investment income (loss)                                    46,983      41,712     (123,367)    (330,347)       (4,578)
   Net realized gain (loss)                                        20,506      15,362      184,325       97,637        16,057
   Capital gain distribution from mutual funds                    250,647     252,661    1,023,056    2,984,558        19,985
   Change in unrealized appreciation (depreciation) of
     investments                                                  (12,091)    (30,368)  (1,055,663)  (2,682,121)      (13,141)
                                                               ----------  ----------  -----------  -----------    ----------
Increase (decrease) in net assets from operations                 306,045     279,367       28,351       69,727        18,323
                                                               ----------  ----------  -----------  -----------    ----------
From contract transactions:
   Payments received from contract owners                           6,502     259,483        1,724      706,597         1,497
   Payments for contract benefits or terminations                (351,591)   (170,317)    (951,307)  (1,909,506)     (708,483)
   Transfers between sub-accounts (including fixed account),
     net                                                          (34,362)    (85,780)    (166,451)     908,519       (88,482)
   Contract maintenance charges                                      (794)    (17,739)      (2,459)    (129,857)         (950)
   Adjustments to net assets allocated to contracts in payout
     period                                                        (1,377)         --          154         (198)       (2,847)
                                                               ----------  ----------  -----------  -----------    ----------
Increase (decrease) in net assets from contract transactions     (381,622)    (14,353)  (1,118,339)    (424,445)     (799,265)
                                                               ----------  ----------  -----------  -----------    ----------
Increase (decrease) in net assets                                 (75,577)    265,014   (1,089,988)    (354,718)     (780,942)
Net assets at beginning of period                               3,573,374   3,250,353    8,840,418   22,687,153     3,319,243
                                                               ----------  ----------  -----------  -----------    ----------
Net assets at end of period                                    $3,497,797  $3,515,367  $ 7,750,430  $22,332,435    $2,538,301
                                                               ==========  ==========  ===========  ===========    ==========
Beginning units                                                    99,047     145,786       92,829      576,900       156,083
Units issued                                                        2,293      21,603        1,245      108,831         3,470
Units redeemed                                                    (12,482)    (18,445)     (13,055)     (99,102)      (40,121)
                                                               ----------  ----------  -----------  -----------    ----------
Ending units                                                       88,858     148,944       81,019      586,629       119,432
                                                               ==========  ==========  ===========  ===========    ==========
For the Year Ended December 31, 2015
From operations:
   Dividends                                                   $  114,036  $   98,728  $        --  $        --    $   55,070
   Mortality and expense risk and administrative charges          (60,746)    (53,733)    (142,737)    (353,689)      (55,702)
                                                               ----------  ----------  -----------  -----------    ----------
   Net investment income (loss)                                    53,290      44,995     (142,737)    (353,689)         (632)
   Net realized gain (loss)                                        94,432      45,586      361,643    1,350,313         3,770
   Capital gain distribution from mutual funds                    393,694     371,852    1,511,135    3,901,549        12,981
   Change in unrealized appreciation (depreciation) of
     investments                                                 (656,082)   (582,355)  (1,078,111)  (3,340,229)      (49,784)
                                                               ----------  ----------  -----------  -----------    ----------
Increase (decrease) in net assets from operations                (114,666)   (119,922)     651,930    1,557,944       (33,665)
                                                               ----------  ----------  -----------  -----------    ----------
From contract transactions:
   Payments received from contract owners                         101,683     374,457      237,122      962,726           525
   Payments for contract benefits or terminations                (603,134)   (602,386)  (1,346,913)  (3,009,374)     (453,077)
   Transfers between sub-accounts (including fixed account),
     net                                                            2,537     131,674     (121,118)     332,416       (42,343)
   Contract maintenance charges                                      (959)    (15,410)      (2,710)    (130,299)       (1,084)
   Adjustments to net assets allocated to contracts in payout
     period                                                         2,192          --        4,423          541           815
                                                               ----------  ----------  -----------  -----------    ----------
Increase (decrease) in net assets from contract transactions     (497,681)   (111,665)  (1,229,196)  (1,843,990)     (495,164)
                                                               ----------  ----------  -----------  -----------    ----------
Increase (decrease) in net assets                                (612,347)   (231,587)    (577,266)    (286,046)     (528,829)
Net assets at beginning of period                               4,185,721   3,481,940    9,417,684   22,973,199     3,848,072
                                                               ----------  ----------  -----------  -----------    ----------
Net assets at end of period                                    $3,573,374  $3,250,353  $ 8,840,418  $22,687,153    $3,319,243
                                                               ==========  ==========  ===========  ===========    ==========
Beginning units                                                   112,301     142,197      105,902      546,342       179,183
Units issued                                                        3,090      32,667        3,109      133,951         5,225
Units redeemed                                                    (16,344)    (29,078)     (16,182)    (103,393)      (28,325)
                                                               ----------  ----------  -----------  -----------    ----------
Ending units                                                       99,047     145,786       92,829      576,900       156,083
                                                               ==========  ==========  ===========  ===========    ==========

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                         AST SA
                                                                    AST                                 BlackRock
                                                                 Government                            Multi-Asset AST Natural
                                                                and Quality   AST Growth   AST Growth    Income     Resources
                                                               Bond Portfolio Portfolio    Portfolio    Portfolio   Portfolio
                                                                  Class 3      Class 1      Class 3      Class 3     Class 1
                                                               -------------- ----------  -----------  ----------- -----------
For the Year Ended December 31, 2016
From operations:
   Dividends                                                    $   608,997   $   31,915  $    41,187   $  6,917   $   36,025
   Mortality and expense risk and administrative charges           (709,841)     (47,609)     (83,246)    (1,642)     (12,987)
                                                                -----------   ----------  -----------   --------   ----------
   Net investment income (loss)                                    (100,844)     (15,694)     (42,059)     5,275       23,038
   Net realized gain (loss)                                        (699,671)      99,775       92,624       (533)    (190,999)
   Capital gain distribution from mutual funds                      354,621      215,180      381,868     18,934           --
   Change in unrealized appreciation (depreciation) of
     investments                                                   (243,094)    (131,734)    (143,272)   (21,830)     380,820
                                                                -----------   ----------  -----------   --------   ----------
Increase (decrease) in net assets from operations                  (688,988)     167,527      289,161      1,846      212,859
                                                                -----------   ----------  -----------   --------   ----------
From contract transactions:
   Payments received from contract owners                        12,448,859        1,990        7,467    318,935       (7,202)
   Payments for contract benefits or terminations                (3,072,473)    (288,084)    (361,967)    (3,265)    (127,346)
   Transfers between sub-accounts (including fixed account),
     net                                                         (4,401,453)    (136,328)     (66,479)     3,191         (444)
   Contract maintenance charges                                    (470,333)      (1,066)     (20,474)      (941)        (452)
   Adjustments to net assets allocated to contracts in payout
     period                                                              --       (3,242)          --         --          101
                                                                -----------   ----------  -----------   --------   ----------
Increase (decrease) in net assets from contract transactions      4,504,600     (426,730)    (441,453)   317,920     (135,343)
                                                                -----------   ----------  -----------   --------   ----------
Increase (decrease) in net assets                                 3,815,612     (259,203)    (152,292)   319,766       77,516
Net assets at beginning of period                                33,017,356    3,419,780    5,636,546         --      842,874
                                                                -----------   ----------  -----------   --------   ----------
Net assets at end of period                                     $36,832,968   $3,160,577  $ 5,484,254   $319,766   $  920,390
                                                                ===========   ==========  ===========   ========   ==========
Beginning units                                                   2,174,093       70,906      176,927         --       27,544
Units issued                                                      2,419,429        1,370        9,745     28,852        1,982
Units redeemed                                                   (2,056,251)     (10,327)     (22,198)      (490)      (6,029)
                                                                -----------   ----------  -----------   --------   ----------
Ending units                                                      2,537,271       61,949      164,474     28,362       23,497
                                                                ===========   ==========  ===========   ========   ==========
For the Year Ended December 31, 2015
From operations:
   Dividends                                                    $   439,428   $   23,769  $    19,806   $     --   $   18,019
   Mortality and expense risk and administrative charges           (517,636)     (59,964)     (91,420)        --      (16,322)
                                                                -----------   ----------  -----------   --------   ----------
   Net investment income (loss)                                     (78,208)     (36,195)     (71,614)        --        1,697
   Net realized gain (loss)                                         (67,727)     269,913      358,298         --     (273,765)
   Capital gain distribution from mutual funds                      124,769      527,317      802,033         --           --
   Change in unrealized appreciation (depreciation) of
     investments                                                   (382,871)    (786,619)  (1,172,305)        --       18,321
                                                                -----------   ----------  -----------   --------   ----------
Increase (decrease) in net assets from operations                  (404,037)     (25,584)     (83,588)        --     (253,747)
                                                                -----------   ----------  -----------   --------   ----------
From contract transactions:
   Payments received from contract owners                         1,629,043        4,824      310,662         --       12,249
   Payments for contract benefits or terminations                (3,479,073)    (771,890)    (900,941)        --     (107,731)
   Transfers between sub-accounts (including fixed account),
     net                                                            941,441      (59,045)     128,246         --      (33,587)
   Contract maintenance charges                                    (268,433)      (1,225)     (20,388)        --         (460)
   Adjustments to net assets allocated to contracts in payout
     period                                                              --           12           --         --          (92)
                                                                -----------   ----------  -----------   --------   ----------
Increase (decrease) in net assets from contract transactions     (1,177,022)    (827,324)    (482,421)        --     (129,621)
                                                                -----------   ----------  -----------   --------   ----------
Increase (decrease) in net assets                                (1,581,059)    (852,908)    (566,009)        --     (383,368)
Net assets at beginning of period                                34,598,415    4,272,688    6,202,555         --    1,226,242
                                                                -----------   ----------  -----------   --------   ----------
Net assets at end of period                                     $33,017,356   $3,419,780  $ 5,636,546   $     --   $  842,874
                                                                ===========   ==========  ===========   ========   ==========
Beginning units                                                   2,171,458       87,386      164,211         --       31,024
Units issued                                                        437,933          359       37,088         --        5,063
Units redeemed                                                     (435,298)     (16,839)     (24,372)        --       (8,543)
                                                                -----------   ----------  -----------   --------   ----------
Ending units                                                      2,174,093       70,906      176,927         --       27,544
                                                                ===========   ==========  ===========   ========   ==========

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                   BlackRock       BlackRock
                                                     AST Natural  AST Strategic    BlackRock        iShares         iShares
                                                      Resources    Multi-Asset      Global        Alternative       Dynamic
                                                      Portfolio     Portfolio   Allocation V.I. Strategies V.I. Allocation V.I.
                                                       Class 3       Class 3    Fund Class III  Fund Class III  Fund Class III
                                                     -----------  ------------- --------------- --------------- ---------------
For the Year Ended December 31, 2016
From operations:
   Dividends                                         $   159,732     $   --         $   563         $ 1,123         $   215
   Mortality and expense risk and administrative
     charges                                             (60,894)       (17)           (565)           (299)           (129)
                                                     -----------     ------         -------         -------         -------
   Net investment income (loss)                           98,838        (17)             (2)            824              86
   Net realized gain (loss)                             (629,240)        --             (50)              4               7
   Change in unrealized appreciation (depreciation)
     of investments                                    1,484,813         (9)          1,503            (141)            627
                                                     -----------     ------         -------         -------         -------
Increase (decrease) in net assets from operations        954,411        (26)          1,451             687             720
                                                     -----------     ------         -------         -------         -------
From contract transactions:
   Payments received from contract owners                143,920      6,717              --          22,707          10,500
   Payments for contract benefits or terminations       (371,123)        --              --              --              --
   Transfers between sub-accounts (including fixed
     account), net                                      (226,826)       185          12,200           2,053              --
   Contract maintenance charges                          (24,847)        --              --              --              --
   Adjustments to net assets allocated to contracts
     in payout period                                        (50)        --              --              --              --
                                                     -----------     ------         -------         -------         -------
Increase (decrease) in net assets from contract
  transactions                                          (478,926)     6,902          12,200          24,760          10,500
                                                     -----------     ------         -------         -------         -------
Increase (decrease) in net assets                        475,485      6,876          13,651          25,447          11,220
Net assets at beginning of period                      3,648,589         --          32,755          18,525              --
                                                     -----------     ------         -------         -------         -------
Net assets at end of period                          $ 4,124,074     $6,876         $46,406         $43,972         $11,220
                                                     ===========     ======         =======         =======         =======
Beginning units                                          281,828         --           3,444           1,906              --
Units issued                                              46,641        694           1,321           2,538           1,152
Units redeemed                                           (57,141)        --              (3)            (55)             --
                                                     -----------     ------         -------         -------         -------
Ending units                                             271,328        694           4,762           4,389           1,152
                                                     ===========     ======         =======         =======         =======
For the Year Ended December 31, 2015
From operations:
   Dividends                                         $    48,419     $   --         $   325         $   541         $    --
   Mortality and expense risk and administrative
     charges                                             (66,461)        --            (314)           (122)             --
                                                     -----------     ------         -------         -------         -------
   Net investment income (loss)                          (18,042)        --              11             419              --
   Net realized gain (loss)                           (1,120,208)        --              (3)             (7)             --
   Capital gain distribution from mutual funds                --         --           1,936              --              --
   Change in unrealized appreciation (depreciation)
     of investments                                      108,433         --          (3,122)           (974)             --
                                                     -----------     ------         -------         -------         -------
Increase (decrease) in net assets from operations     (1,029,817)        --          (1,178)           (562)             --
                                                     -----------     ------         -------         -------         -------
From contract transactions:
   Payments received from contract owners                 83,703         --          27,900          10,103              --
   Payments for contract benefits or terminations       (537,332)        --              --              --              --
   Transfers between sub-accounts (including fixed
     account), net                                    (1,022,315)        --           6,033           8,984              --
   Contract maintenance charges                          (26,831)        --              --              --              --
                                                     -----------     ------         -------         -------         -------
Increase (decrease) in net assets from contract
  transactions                                        (1,502,775)        --          33,933          19,087              --
                                                     -----------     ------         -------         -------         -------
Increase (decrease) in net assets                     (2,532,592)        --          32,755          18,525              --
Net assets at beginning of period                      6,181,181         --              --              --              --
                                                     -----------     ------         -------         -------         -------
Net assets at end of period                          $ 3,648,589     $   --         $32,755         $18,525         $    --
                                                     ===========     ======         =======         =======         =======
Beginning units                                          326,851         --              --              --              --
Units issued                                              90,303         --           3,459           1,917              --
Units redeemed                                          (135,326)        --             (15)            (11)             --
                                                     -----------     ------         -------         -------         -------
Ending units                                             281,828         --           3,444           1,906              --
                                                     ===========     ======         =======         =======         =======

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                BlackRock
                                                                 iShares                              Columbia VP
                                                                 Dynamic     Columbia VP  Columbia VP   Limited   Columbia VP
                                                               Fixed Income    Income      Large Cap   Duration    Large Cap
                                                                V.I. Fund   Opportunities Growth Fund Credit Fund Growth Fund
                                                                Class III   Fund Class 1    Class 1     Class 2   III Class 1
                                                               ------------ ------------- ----------- ----------- -----------
For the Year Ended December 31, 2016
From operations:
   Dividends                                                     $   490      $ 12,177     $     --     $  261     $      --
   Mortality and expense risk and administrative charges            (324)       (1,864)      (4,476)       (77)       (2,380)
                                                                 -------      --------     --------     ------     ---------
   Net investment income (loss)                                      166        10,313       (4,476)       184        (2,380)
   Net realized gain (loss)                                           12        (2,560)       4,295         --      (235,606)
   Capital gain distribution from mutual funds                        --         5,081           --         --       178,226
   Change in unrealized appreciation (depreciation) of
     investments                                                     443        (3,148)      19,394         98        28,032
                                                                 -------      --------     --------     ------     ---------
Increase (decrease) in net assets from operations                    621         9,686       19,213        282       (31,728)
                                                                 -------      --------     --------     ------     ---------
From contract transactions:
   Payments for contract benefits or terminations                   (817)       (6,376)     (71,236)        --       (18,161)
   Transfers between sub-accounts (including fixed account),
     net                                                             368        (2,465)     472,316        232      (443,455)
   Contract maintenance charges                                       --          (806)      (1,427)        --          (880)
                                                                 -------      --------     --------     ------     ---------
Increase (decrease) in net assets from contract transactions        (449)       (9,647)     399,653        232      (462,496)
                                                                 -------      --------     --------     ------     ---------
Increase (decrease) in net assets                                    172            39      418,866        514      (494,224)
Net assets at beginning of period                                 28,643       110,113           --      6,847       494,224
                                                                 -------      --------     --------     ------     ---------
Net assets at end of period                                      $28,815      $110,152     $418,866     $7,361     $      --
                                                                 =======      ========     ========     ======     =========
Beginning units                                                    2,926         4,944           --        720        27,049
Units issued                                                          50            21       93,426         27           307
Units redeemed                                                       (96)         (430)     (53,362)        (4)      (27,356)
                                                                 -------      --------     --------     ------     ---------
Ending units                                                       2,880         4,535       40,064        743            --
                                                                 =======      ========     ========     ======     =========
For the Year Ended December 31, 2015
From operations:
   Dividends                                                     $   527      $ 10,679     $     --     $   --     $     913
   Mortality and expense risk and administrative charges             (17)       (1,975)          --         (3)       (9,182)
                                                                 -------      --------     --------     ------     ---------
   Net investment income (loss)                                      510         8,704           --         (3)       (8,269)
   Net realized gain (loss)                                           --          (633)          --         --         2,993
   Capital gain distribution from mutual funds                        --         1,023           --         --        87,257
   Change in unrealized appreciation (depreciation) of
     investments                                                    (596)      (11,779)          --        (29)      (72,975)
                                                                 -------      --------     --------     ------     ---------
Increase (decrease) in net assets from operations                    (86)       (2,685)          --        (32)        9,006
                                                                 -------      --------     --------     ------     ---------
From contract transactions:
   Payments received from contract owners                         28,735            --           --      6,840        12,627
   Payments for contract benefits or terminations                     --        (7,461)          --         --       (89,279)
   Transfers between sub-accounts (including fixed account),
     net                                                              (6)       (5,328)          --         39       (20,003)
   Contract maintenance charges                                       --          (807)          --         --        (2,837)
                                                                 -------      --------     --------     ------     ---------
Increase (decrease) in net assets from contract transactions      28,729       (13,596)          --      6,879       (99,492)
                                                                 -------      --------     --------     ------     ---------
Increase (decrease) in net assets                                 28,643       (16,281)          --      6,847       (90,486)
Net assets at beginning of period                                     --       126,394           --         --       584,710
                                                                 -------      --------     --------     ------     ---------
Net assets at end of period                                      $28,643      $110,113     $     --     $6,847     $ 494,224
                                                                 =======      ========     ========     ======     =========
Beginning units                                                       --         5,515           --         --        32,270
Units issued                                                       2,927            85           --        720         1,848
Units redeemed                                                        (1)         (656)          --         --        (7,069)
                                                                 -------      --------     --------     ------     ---------
Ending units                                                       2,926         4,944           --        720        27,049
                                                                 =======      ========     ========     ======     =========

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                  FTVIP
                                                                 Franklin                     FTVIP        FTVIP        FTVIP
                                                                 Founding       FTVIP       Franklin      Franklin    Templeton
                                                                  Funds        Franklin      Rising      Strategic   Global Bond
                                                              Allocation VIP  Income VIP  Dividends VIP  Income VIP   VIP Fund
                                                               Fund Class 2  Fund Class 2 Fund Class 2  Fund Class 2   Class 2
                                                              -------------- ------------ ------------- ------------ -----------
For the Year Ended December 31, 2016
From operations:
   Dividends                                                    $  121,293   $   705,678     $   --       $   761      $   --
   Mortality and expense risk and administrative charges           (47,412)     (210,524)       (13)         (236)         (2)
                                                                ----------   -----------     ------       -------      ------
   Net investment income (loss)                                     73,881       495,154        (13)          525          (2)
   Net realized gain (loss)                                        (54,121)       20,307         --             6          --
   Capital gain distribution from mutual funds                     102,674            --         --            --          --
   Change in unrealized appreciation (depreciation) of
     investments                                                   211,246     1,135,830         55           933          45
                                                                ----------   -----------     ------       -------      ------
Increase (decrease) in net assets from operations                  333,680     1,651,291         42         1,464          43
                                                                ----------   -----------     ------       -------      ------
From contract transactions:
   Payments received from contract owners                           53,605       414,423      2,223            --          --
   Payments for contract benefits or terminations                 (302,428)   (1,169,082)        --            --          --
   Transfers between sub-accounts (including fixed
     account), net                                                   3,851      (328,826)     2,481        12,671       1,253
   Contract maintenance charges                                    (20,174)     (115,795)        (9)           --          (3)
                                                                ----------   -----------     ------       -------      ------
Increase (decrease) in net assets from contract transactions      (265,146)   (1,199,280)     4,695        12,671       1,250
                                                                ----------   -----------     ------       -------      ------
Increase (decrease) in net assets                                   68,534       452,011      4,737        14,135       1,293
Net assets at beginning of period                                3,206,266    13,985,659         --         8,712          --
                                                                ----------   -----------     ------       -------      ------
Net assets at end of period                                     $3,274,800   $14,437,670     $4,737       $22,847      $1,293
                                                                ==========   ===========     ======       =======      ======
Beginning units                                                    277,065     1,129,535         --           931          --
Units issued                                                        12,973        88,224        442         1,373         135
Units redeemed                                                     (36,051)     (181,356)        (5)           --          --
                                                                ----------   -----------     ------       -------      ------
Ending units                                                       253,987     1,036,403        437         2,304         135
                                                                ==========   ===========     ======       =======      ======
For the Year Ended December 31, 2015
From operations:
   Dividends                                                    $  107,678   $   692,203     $   --       $    --      $   --
   Mortality and expense risk and administrative charges           (54,973)     (226,044)        --           (13)         --
                                                                ----------   -----------     ------       -------      ------
   Net investment income (loss)                                     52,705       466,159         --           (13)         --
   Net realized gain (loss)                                          5,958       117,423         --            --          --
   Capital gain distribution from mutual funds                       5,888            --         --            --          --
   Change in unrealized appreciation (depreciation) of
     investments                                                  (346,247)   (1,882,111)        --           (93)         --
                                                                ----------   -----------     ------       -------      ------
Increase (decrease) in net assets from operations                 (281,696)   (1,298,529)        --          (106)         --
                                                                ----------   -----------     ------       -------      ------
From contract transactions:
   Payments received from contract owners                          104,437       568,827         --            --          --
   Payments for contract benefits or terminations                 (231,382)   (1,002,538)        --            --          --
   Transfers between sub-accounts (including fixed
     account), net                                                 (96,066)      610,325         --         8,818          --
   Contract maintenance charges                                    (21,814)     (114,714)        --            --          --
                                                                ----------   -----------     ------       -------      ------
Increase (decrease) in net assets from contract transactions      (244,825)       61,900         --         8,818          --
                                                                ----------   -----------     ------       -------      ------
Increase (decrease) in net assets                                 (526,521)   (1,236,629)        --         8,712          --
Net assets at beginning of period                                3,732,787    15,222,288         --            --          --
                                                                ----------   -----------     ------       -------      ------
Net assets at end of period                                     $3,206,266   $13,985,659     $   --       $ 8,712      $   --
                                                                ==========   ===========     ======       =======      ======
Beginning units                                                    297,850     1,126,020         --            --          --
Units issued                                                        31,287       149,099         --           931          --
Units redeemed                                                     (52,072)     (145,584)        --            --          --
                                                                ----------   -----------     ------       -------      ------
Ending units                                                       277,065     1,129,535         --           931          --
                                                                ==========   ===========     ======       =======      ======

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                             Goldman       Goldman
                                                            Sachs VIT     Sachs VIT      Goldman                   Invesco V.I.
                                                            Government  Multi-Strategy  Sachs VIT   Invesco V.I.    Balanced-
                                                           Money Market  Alternatives   Strategic     American         Risk
                                                           Fund Service Portfolio Adv  Income Fund   Franchise      Allocation
                                                              Class         Class       Adv Class  Fund Series II Fund Series II
                                                           ------------ -------------- ----------- -------------- --------------
For the Year Ended December 31, 2016
From operations:
   Dividends                                                $     292      $   268      $    259      $     --        $   10
   Mortality and expense risk and administrative charges       (6,624)        (404)         (154)      (13,813)          (89)
                                                            ---------      -------      --------      --------        ------
   Net investment income (loss)                                (6,332)        (136)          105       (13,813)          (79)
   Net realized gain (loss)                                        --          (35)         (821)       18,028             6
   Capital gain distribution from mutual funds                     --           --            --        88,371            --
   Change in unrealized appreciation (depreciation) of
     investments                                                   --           72           459       (73,605)          550
                                                            ---------      -------      --------      --------        ------
Increase (decrease) in net assets from operations              (6,332)         (99)         (257)       18,981           477
                                                            ---------      -------      --------      --------        ------
From contract transactions:
   Payments received from contract owners                     729,390       18,900            --            --            --
   Payments for contract benefits or terminations            (973,415)          --            --       (16,308)           --
   Transfers between sub-accounts (including fixed
     account), net                                            986,881        2,565       (17,024)      245,107            --
   Contract maintenance charges                                (8,199)          --           (15)       (3,634)           (5)
                                                            ---------      -------      --------      --------        ------
Increase (decrease) in net assets from contract
  transactions                                                734,657       21,465       (17,039)      225,165            (5)
                                                            ---------      -------      --------      --------        ------
Increase (decrease) in net assets                             728,325       21,366       (17,296)      244,146           472
Net assets at beginning of period                                  --       18,273        22,203       730,947         4,945
                                                            ---------      -------      --------      --------        ------
Net assets at end of period                                 $ 728,325      $39,639      $  4,907      $975,093        $5,417
                                                            =========      =======      ========      ========        ======
Beginning units                                                    --        2,024         2,343        41,845           549
Units issued                                                  286,047        2,416            38        18,419            --
Units redeemed                                               (212,559)          --        (1,861)       (5,264)           (1)
                                                            ---------      -------      --------      --------        ------
Ending units                                                   73,488        4,440           520        55,000           548
                                                            =========      =======      ========      ========        ======
For the Year Ended December 31, 2015
From operations:
   Dividends                                                $      --      $   345      $    300      $     --        $   --
   Mortality and expense risk and administrative charges           --         (120)         (113)      (10,023)           (6)
                                                            ---------      -------      --------      --------        ------
   Net investment income (loss)                                    --          225           187       (10,023)           (6)
   Net realized gain (loss)                                        --           (7)           (1)       22,575            --
   Capital gain distribution from mutual funds                     --           28            --         3,549            --
   Change in unrealized appreciation (depreciation) of
     investments                                                   --       (1,233)         (543)        2,288           (49)
                                                            ---------      -------      --------      --------        ------
Increase (decrease) in net assets from operations                  --         (987)         (357)       18,389           (55)
                                                            ---------      -------      --------      --------        ------
From contract transactions:
   Payments received from contract owners                          --       10,103        22,560         2,500         5,000
   Payments for contract benefits or terminations                  --           --            --       (22,972)           --
   Transfers between sub-accounts (including fixed
     account), net                                                 --        9,157            --       163,108            --
   Contract maintenance charges                                    --           --            --        (3,815)           --
                                                            ---------      -------      --------      --------        ------
Increase (decrease) in net assets from contract
  transactions                                                     --       19,260        22,560       138,821         5,000
                                                            ---------      -------      --------      --------        ------
Increase (decrease) in net assets                                  --       18,273        22,203       157,210         4,945
Net assets at beginning of period                                  --           --            --       573,737            --
                                                            ---------      -------      --------      --------        ------
Net assets at end of period                                 $      --      $18,273      $ 22,203      $730,947        $4,945
                                                            =========      =======      ========      ========        ======
Beginning units                                                    --           --            --        34,441            --
Units issued                                                       --        2,030         2,343        10,175           549
Units redeemed                                                     --           (6)           --        (2,771)           --
                                                            ---------      -------      --------      --------        ------
Ending units                                                       --        2,024         2,343        41,845           549
                                                            =========      =======      ========      ========        ======

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                                      Lord Abbett
                                                                                                          Lord Abbett    Fund
                                                                               Invesco V.I.                Fund Bond  Fundamental
                                                                 Invesco V.I.   Growth and  Ivy VIP Asset  Debenture    Equity
                                                                   Comstock    Income Fund    Strategy     Portfolio   Portfolio
                                                                Fund Series II  Series II      Class A     Class VC    Class VC
                                                                -------------- ------------ ------------- ----------- -----------
For the Year Ended December 31, 2016
From operations:
   Dividends                                                     $   201,640   $   223,279    $    104      $ 1,247     $   53
   Mortality and expense risk and administrative charges            (222,671)     (374,694)        (90)        (263)       (17)
                                                                 -----------   -----------    --------      -------     ------
   Net investment income (loss)                                      (21,031)     (151,415)         14          984         36
   Net realized gain (loss)                                        1,168,291       638,652      (1,230)          14          1
   Capital gain distribution from mutual funds                     1,212,193     2,362,637          --           --         73
   Change in unrealized appreciation (depreciation) of
     investments                                                    (129,692)    1,337,553         538        1,408        209
                                                                 -----------   -----------    --------      -------     ------
Increase (decrease) in net assets from operations                  2,229,761     4,187,427        (678)       2,406        319
                                                                 -----------   -----------    --------      -------     ------
From contract transactions:
   Payments received from contract owners                            681,655       814,994          --        2,223         --
   Payments for contract benefits or terminations                 (1,263,142)   (1,900,516)         --         (885)        --
   Transfers between sub-accounts (including fixed
     account), net                                                  (791,011)   (1,763,344)    (18,158)       2,467      4,832
   Contract maintenance charges                                     (133,976)     (200,984)         --           (9)        --
   Adjustments to net assets allocated to contracts in payout
     period                                                             (533)           --          --           --         --
                                                                 -----------   -----------    --------      -------     ------
Increase (decrease) in net assets from contract transactions      (1,507,007)   (3,049,850)    (18,158)       3,796      4,832
                                                                 -----------   -----------    --------      -------     ------
Increase (decrease) in net assets                                    722,754     1,137,577     (18,836)       6,202      5,151
Net assets at beginning of period                                 15,061,338    24,719,855      18,836       21,674         --
                                                                 -----------   -----------    --------      -------     ------
Net assets at end of period                                      $15,784,092   $25,857,432    $     --      $27,876     $5,151
                                                                 ===========   ===========    ========      =======     ======
Beginning units                                                      931,609     1,399,970       2,089        2,220         --
Units issued                                                          99,978       121,480          --          458        455
Units redeemed                                                      (171,953)     (257,862)     (2,089)         (86)        --
                                                                 -----------   -----------    --------      -------     ------
Ending units                                                         859,634     1,263,588          --        2,592        455
                                                                 ===========   ===========    ========      =======     ======
For the Year Ended December 31, 2015
From operations:
   Dividends                                                     $   267,865   $   679,630    $     --      $   907     $   --
   Mortality and expense risk and administrative charges            (241,293)     (406,469)        (18)         (14)        --
                                                                 -----------   -----------    --------      -------     ------
   Net investment income (loss)                                       26,572       273,161         (18)         893         --
   Net realized gain (loss)                                          940,203     1,181,141          --           --         --
   Capital gain distribution from mutual funds                        44,238     3,976,719          --           --         --
   Change in unrealized appreciation (depreciation) of
     investments                                                  (2,215,435)   (6,649,175)       (538)      (1,114)        --
                                                                 -----------   -----------    --------      -------     ------
Increase (decrease) in net assets from operations                 (1,204,422)   (1,218,154)       (556)        (221)        --
                                                                 -----------   -----------    --------      -------     ------
From contract transactions:
   Payments received from contract owners                            409,685       533,062          --       21,895         --
   Payments for contract benefits or terminations                 (1,402,855)   (2,789,471)         --           --         --
   Transfers between sub-accounts (including fixed
     account), net                                                   764,146       350,041      19,392           --         --
   Contract maintenance charges                                     (131,989)     (205,174)         --           --         --
   Adjustments to net assets allocated to contracts in payout
     period                                                              240            --          --           --         --
                                                                 -----------   -----------    --------      -------     ------
Increase (decrease) in net assets from contract transactions        (360,773)   (2,111,542)     19,392       21,895         --
                                                                 -----------   -----------    --------      -------     ------
Increase (decrease) in net assets                                 (1,565,195)   (3,329,696)     18,836       21,674         --
Net assets at beginning of period                                 16,626,533    28,049,551          --           --         --
                                                                 -----------   -----------    --------      -------     ------
Net assets at end of period                                      $15,061,338   $24,719,855    $ 18,836      $21,674     $   --
                                                                 ===========   ===========    ========      =======     ======
Beginning units                                                      938,706     1,488,341          --           --         --
Units issued                                                         116,025       141,143       2,089        2,220         --
Units redeemed                                                      (123,122)     (229,514)         --           --         --
                                                                 -----------   -----------    --------      -------     ------
Ending units                                                         931,609     1,399,970       2,089        2,220         --
                                                                 ===========   ===========    ========      =======     ======

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                      Neuberger
                                                                                                     Berman AMT
                                                              Lord Abbett  Lord Abbett  Lord Abbett   Absolute
                                                              Fund Growth  Fund Mid Cap Fund Short  Return Multi-   PIMCO VIT
                                                              and Income      Stock      Duration      Manager      All Asset
                                                               Portfolio    Portfolio    Portfolio   Fund Port S  Portfolio Adv
                                                               Class VC      Class VC    Class VC       Class         Class
                                                              -----------  ------------ ----------- ------------- -------------
For the Year Ended December 31, 2016
From operations:
   Dividends                                                  $   163,292    $    717    $  2,294     $     --       $   287
   Mortality and expense risk and administrative charges         (167,367)     (1,161)       (849)        (276)         (134)
                                                              -----------    --------    --------     --------       -------
   Net investment income (loss)                                    (4,075)       (444)      1,445         (276)          153
   Net realized gain (loss)                                       599,751       3,144         (12)         (30)           12
   Capital gain distribution from mutual funds                    148,973       8,121          --          129            --
   Change in unrealized appreciation (depreciation) of
     investments                                                  826,384       9,228         208         (289)        1,130
                                                              -----------    --------    --------     --------       -------
Increase (decrease) in net assets from operations               1,571,033      20,049       1,641         (466)        1,295
                                                              -----------    --------    --------     --------       -------
From contract transactions:
   Payments received from contract owners                         169,559         231      51,911        8,400        10,500
   Payments for contract benefits or terminations                (833,672)     (3,372)         --           --            --
   Transfers between sub-accounts (including fixed
     account), net                                               (567,406)     (1,280)      6,943        2,648            --
   Contract maintenance charges                                   (86,734)       (477)        (16)          --            --
                                                              -----------    --------    --------     --------       -------
Increase (decrease) in net assets from contract transactions   (1,318,253)     (4,898)     58,838       11,048        10,500
                                                              -----------    --------    --------     --------       -------
Increase (decrease) in net assets                                 252,780      15,151      60,479       10,582        11,795
Net assets at beginning of period                              10,886,559     134,363      44,137       18,037            --
                                                              -----------    --------    --------     --------       -------
Net assets at end of period                                   $11,139,339    $149,514    $104,616     $ 28,619       $11,795
                                                              ===========    ========    ========     ========       =======
Beginning units                                                   735,771       6,260       4,460        1,928            --
Units issued                                                       29,762          21       7,694        1,194         1,197
Units redeemed                                                   (108,265)       (245)     (1,797)          --            --
                                                              -----------    --------    --------     --------       -------
Ending units                                                      657,268       6,036      10,357        3,122         1,197
                                                              ===========    ========    ========     ========       =======
For the Year Ended December 31, 2015
From operations:
   Dividends                                                  $   139,665    $    823    $    957     $     --       $    --
   Mortality and expense risk and administrative charges         (186,055)     (1,278)       (139)        (160)           --
                                                              -----------    --------    --------     --------       -------
   Net investment income (loss)                                   (46,390)       (455)        818         (160)           --
   Net realized gain (loss)                                       835,962      11,174          --           96            --
   Capital gain distribution from mutual funds                    597,877       8,473          --          184            --
   Change in unrealized appreciation (depreciation) of
     investments                                               (1,887,407)    (25,854)     (1,120)      (1,425)           --
                                                              -----------    --------    --------     --------       -------
Increase (decrease) in net assets from operations                (499,958)     (6,662)       (302)      (1,305)           --
                                                              -----------    --------    --------     --------       -------
From contract transactions:
   Payments received from contract owners                         153,295         231      28,260      107,003            --
   Payments for contract benefits or terminations              (1,861,487)    (18,651)         --           --            --
   Transfers between sub-accounts (including fixed
     account), net                                                 71,818         118      16,179      (87,661)           --
   Contract maintenance charges                                   (86,981)       (496)         --           --            --
                                                              -----------    --------    --------     --------       -------
Increase (decrease) in net assets from contract transactions   (1,723,355)    (18,798)     44,439       19,342            --
                                                              -----------    --------    --------     --------       -------
Increase (decrease) in net assets                              (2,223,313)    (25,460)     44,137       18,037            --
Net assets at beginning of period                              13,109,872     159,823          --           --            --
                                                              -----------    --------    --------     --------       -------
Net assets at end of period                                   $10,886,559    $134,363    $ 44,137     $ 18,037       $    --
                                                              ===========    ========    ========     ========       =======
Beginning units                                                   837,517       7,103          --           --            --
Units issued                                                       45,439          41       4,460       12,163            --
Units redeemed                                                   (147,185)       (884)         --      (10,235)           --
                                                              -----------    --------    --------     --------       -------
Ending units                                                      735,771       6,260       4,460        1,928            --
                                                              ===========    ========    ========     ========       =======

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                             PIMCO VIT     PIMCO VIT     Principal                   Principal
                                                             Emerging    Unconstrained  Diversified    Principal     Government
                                                           Markets Bond      Bond      International Equity Income & High Quality
                                                           Portfolio Adv Portfolio Adv    Account       Account     Bond Account
                                                               Class         Class        Class 2       Class 2       Class 2
                                                           ------------- ------------- ------------- ------------- --------------
For the Year Ended December 31, 2016
From operations:
   Dividends                                                  $ 1,206       $   224      $  1,856      $  7,846         $ 20
   Mortality and expense risk and administrative charges         (256)         (192)       (1,459)       (5,465)         (11)
                                                              -------       -------      --------      --------         ----
   Net investment income (loss)                                   950            32           397         2,381            9
   Net realized gain (loss)                                        49           (11)      (19,051)       21,219           --
   Capital gain distribution from mutual funds                     --            --            --        15,922           --
   Change in unrealized appreciation (depreciation) of
     investments                                                1,575           416        17,272         4,683          (11)
                                                              -------       -------      --------      --------         ----
Increase (decrease) in net assets from operations               2,574           437        (1,382)       44,205           (2)
                                                              -------       -------      --------      --------         ----
From contract transactions:
   Payments received from contract owners                          --         5,600            --            --           --
   Payments for contract benefits or terminations                (886)           --            --       (79,569)          --
   Transfers between sub-accounts (including fixed
     account), net                                                 (1)        1,453            --            --            1
   Contract maintenance charges                                    --            --           (73)         (629)          (2)
                                                              -------       -------      --------      --------         ----
Increase (decrease) in net assets from contract
  transactions                                                   (887)        7,053           (73)      (80,198)          (1)
                                                              -------       -------      --------      --------         ----
Increase (decrease) in net assets                               1,687         7,490        (1,455)      (35,993)          (3)
Net assets at beginning of period                              21,532        12,366        90,895       362,299          590
                                                              -------       -------      --------      --------         ----
Net assets at end of period                                   $23,219       $19,856      $ 89,440      $326,306         $587
                                                              =======       =======      ========      ========         ====
Beginning units                                                 2,330         1,280        13,146        26,193           74
Units issued                                                       --           715         7,625            --           --
Units redeemed                                                    (86)           (3)       (7,829)       (5,405)          (1)
                                                              -------       -------      --------      --------         ----
Ending units                                                    2,244         1,992        12,942        20,788           73
                                                              =======       =======      ========      ========         ====
For the Year Ended December 31, 2015
From operations:
   Dividends                                                  $    83       $   339      $  2,169      $  9,403         $ 19
   Mortality and expense risk and administrative charges          (14)          (81)       (1,565)       (6,785)         (10)
                                                              -------       -------      --------      --------         ----
   Net investment income (loss)                                    69           258           604         2,618            9
   Net realized gain (loss)                                        --            (6)         (543)       15,267           --
   Capital gain distribution from mutual funds                    116             3            --            --            1
   Change in unrealized appreciation (depreciation) of
     investments                                                 (548)         (607)       (2,485)      (42,945)         (17)
                                                              -------       -------      --------      --------         ----
Increase (decrease) in net assets from operations                (363)         (352)       (2,424)      (25,060)          (7)
                                                              -------       -------      --------      --------         ----
From contract transactions:
   Payments received from contract owners                      21,895         6,735         5,000         5,000           --
   Payments for contract benefits or terminations                  --            --            --       (59,476)          --
   Transfers between sub-accounts (including fixed
     account), net                                                 --         5,983            --            --            1
   Contract maintenance charges                                    --            --          (135)         (989)          (2)
                                                              -------       -------      --------      --------         ----
Increase (decrease) in net assets from contract
  transactions                                                 21,895        12,718         4,865       (55,465)          (1)
                                                              -------       -------      --------      --------         ----
Increase (decrease) in net assets                              21,532        12,366         2,441       (80,525)          (8)
Net assets at beginning of period                                  --            --        88,454       442,824          598
                                                              -------       -------      --------      --------         ----
Net assets at end of period                                   $21,532       $12,366      $ 90,895      $362,299         $590
                                                              =======       =======      ========      ========         ====
Beginning units                                                    --            --        12,511        30,236           74
Units issued                                                    2,330         1,288           654           336           --
Units redeemed                                                     --            (8)          (19)       (4,379)          --
                                                              -------       -------      --------      --------         ----
Ending units                                                    2,330         1,280        13,146        26,193           74
                                                              =======       =======      ========      ========         ====

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                               Principal  Principal              Principal PVC
                                                                     Principal  LargeCap  LargeCap   Principal      Capital
                                                                      Income     Blend     Growth   Money Market Appreciation
                                                                      Account  Account II  Account    Account       Account
                                                                      Class 2   Class 2    Class 2    Class 2       Class 2
                                                                     --------- ---------- --------- ------------ -------------
For the Year Ended December 31, 2016
From operations:
   Dividends                                                         $  2,976   $     --   $    12    $     --     $  1,635
   Mortality and expense risk and administrative charges               (1,308)        --      (242)         --       (2,993)
                                                                     --------   --------   -------    --------     --------
   Net investment income (loss)                                         1,668         --      (230)         --       (1,358)
   Net realized gain (loss)                                             2,017         --       394           2          548
   Capital gain distribution from mutual funds                             --         --        --          --        1,400
   Change in unrealized appreciation (depreciation) of investments        308         --    (1,288)         (3)      11,628
                                                                     --------   --------   -------    --------     --------
Increase (decrease) in net assets from operations                       3,993         --    (1,124)         (1)      12,218
                                                                     --------   --------   -------    --------     --------
From contract transactions:
   Payments for contract benefits or terminations                     (34,105)        --      (860)         --      (20,653)
   Transfers between sub-accounts (including fixed account), net           31         --        --         (59)        (298)
   Contract maintenance charges                                          (277)        --        (4)         --         (608)
                                                                     --------   --------   -------    --------     --------
Increase (decrease) in net assets from contract transactions          (34,351)        --      (864)        (59)     (21,559)
                                                                     --------   --------   -------    --------     --------
Increase (decrease) in net assets                                     (30,358)        --    (1,988)        (60)      (9,341)
Net assets at beginning of period                                      94,103         --    16,950          60      191,430
                                                                     --------   --------   -------    --------     --------
Net assets at end of period                                          $ 63,745   $     --   $14,962    $     --     $182,089
                                                                     ========   ========   =======    ========     ========
Beginning units                                                         9,679         --     1,520          11        9,847
Units issued                                                                3         --        --          --            3
Units redeemed                                                         (3,348)        --       (80)        (11)      (1,106)
                                                                     --------   --------   -------    --------     --------
Ending units                                                            6,334         --     1,440          --        8,744
                                                                     ========   ========   =======    ========     ========
For the Year Ended December 31, 2015
From operations:
   Dividends                                                         $  4,091   $    373   $    --    $     --     $     75
   Mortality and expense risk and administrative charges               (1,672)      (162)     (268)       (255)      (3,251)
                                                                     --------   --------   -------    --------     --------
   Net investment income (loss)                                         2,419        211      (268)       (255)      (3,176)
   Net realized gain (loss)                                               694        685       311          (6)         479
   Capital gain distribution from mutual funds                             --      8,282        --          --        3,573
   Change in unrealized appreciation (depreciation) of investments     (5,559)    (9,587)      488         (14)        (647)
                                                                     --------   --------   -------    --------     --------
Increase (decrease) in net assets from operations                      (2,446)      (409)      531        (275)         229
                                                                     --------   --------   -------    --------     --------
From contract transactions:
   Payments for contract benefits or terminations                     (13,962)        --      (537)    (99,212)     (27,605)
   Transfers between sub-accounts (including fixed account), net           31    (33,388)       --          20       34,062
   Contract maintenance charges                                          (363)       (27)      (36)       (187)        (773)
                                                                     --------   --------   -------    --------     --------
Increase (decrease) in net assets from contract transactions          (14,294)   (33,415)     (573)    (99,379)       5,684
                                                                     --------   --------   -------    --------     --------
Increase (decrease) in net assets                                     (16,740)   (33,824)      (42)    (99,654)       5,913
Net assets at beginning of period                                     110,843     33,824    16,992      99,714      185,517
                                                                     --------   --------   -------    --------     --------
Net assets at end of period                                          $ 94,103   $     --   $16,950    $     60     $191,430
                                                                     ========   ========   =======    ========     ========
Beginning units                                                        11,118      3,444     1,571      18,401        9,572
Units issued                                                                3         --        --          --        1,742
Units redeemed                                                         (1,442)    (3,444)      (51)    (18,390)      (1,467)
                                                                     --------   --------   -------    --------     --------
Ending units                                                            9,679         --     1,520          11        9,847
                                                                     ========   ========   =======    ========     ========

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                       Principal Real               Principal SAM
                                                                         Principal PVC     Estate     Principal SAM Conservative
                                                           Principal PVC   SmallCap      Securities     Balanced      Balanced
                                                           MidCap Blend     Account       Account       Portfolio     Portfolio
                                                           Acct Class 2     Class 2       Class 2        Class 2       Class 2
                                                           ------------- ------------- -------------- ------------- -------------
For the Year Ended December 31, 2016
From operations:
   Dividends                                                $    1,034     $     15       $   152      $  123,856     $    985
   Mortality and expense risk and administrative charges       (14,728)        (292)         (188)       (109,646)      (1,331)
                                                            ----------     --------       -------      ----------     --------
   Net investment income (loss)                                (13,694)        (277)          (36)         14,210         (346)
   Net realized gain (loss)                                    108,670          (76)           77         (23,299)       6,594
   Capital gain distribution from mutual funds                 121,879          820         1,038         405,549        1,643
   Change in unrealized appreciation (depreciation) of
     investments                                              (156,660)       2,374          (617)        (83,747)      (3,577)
                                                            ----------     --------       -------      ----------     --------
Increase (decrease) in net assets from operations               60,195        2,841           462         312,713        4,314
                                                            ----------     --------       -------      ----------     --------
From contract transactions:
   Payments for contract benefits or terminations             (389,029)        (457)           --        (398,187)     (74,872)
   Transfers between sub-accounts (including fixed
     account), net                                             (52,087)          15            --         (86,083)         341
   Contract maintenance charges                                 (4,016)          (2)           --         (23,254)         (99)
   Adjustments to net assets allocated to contracts in
     payout period                                                  --           --            --            (859)          --
                                                            ----------     --------       -------      ----------     --------
Increase (decrease) in net assets from contract
  transactions                                                (445,132)        (444)           --        (508,383)     (74,630)
                                                            ----------     --------       -------      ----------     --------
Increase (decrease) in net assets                             (384,937)       2,397           462        (195,670)     (70,316)
Net assets at beginning of period                            1,140,972       18,917        11,805       6,689,180      112,765
                                                            ----------     --------       -------      ----------     --------
Net assets at end of period                                 $  756,035     $ 21,314       $12,267      $6,493,510     $ 42,449
                                                            ==========     ========       =======      ==========     ========
Beginning units                                                 62,612        1,809           396         500,991       11,725
Units issued                                                        --            1            --          33,516           35
Units redeemed                                                 (24,319)         (43)           --         (70,459)      (7,618)
                                                            ----------     --------       -------      ----------     --------
Ending units                                                    38,293        1,767           396         464,048        4,142
                                                            ==========     ========       =======      ==========     ========
For the Year Ended December 31, 2015
From operations:
   Dividends                                                $    3,704     $     46       $   293      $  196,598     $  3,608
   Mortality and expense risk and administrative charges       (22,290)        (316)         (319)       (120,876)      (1,989)
                                                            ----------     --------       -------      ----------     --------
   Net investment income (loss)                                (18,586)        (270)          (26)         75,722        1,619
   Net realized gain (loss)                                     51,927        6,187         1,853          25,218          890
   Capital gain distribution from mutual funds                 141,445        4,973           614         551,622        5,651
   Change in unrealized appreciation (depreciation) of
     investments                                              (176,494)     (11,017)       (2,207)       (850,233)     (11,192)
                                                            ----------     --------       -------      ----------     --------
Increase (decrease) in net assets from operations               (1,708)        (127)          234        (197,671)      (3,032)
                                                            ----------     --------       -------      ----------     --------
From contract transactions:
   Payments received from contract owners                           --           --            --          20,000           --
   Payments for contract benefits or terminations             (164,612)        (869)       (8,848)       (508,168)      (6,806)
   Transfers between sub-accounts (including fixed
     account), net                                                  --           28            56         (42,486)         374
   Contract maintenance charges                                 (5,393)         (41)          (66)        (25,469)         (99)
   Adjustments to net assets allocated to contracts in
     payout period                                                  --           --            --           2,044           --
                                                            ----------     --------       -------      ----------     --------
Increase (decrease) in net assets from contract
  transactions                                                (170,005)        (882)       (8,858)       (554,079)      (6,531)
                                                            ----------     --------       -------      ----------     --------
Increase (decrease) in net assets                             (171,713)      (1,009)       (8,624)       (751,750)      (9,563)
Net assets at beginning of period                            1,312,685       19,926        20,429       7,440,930      122,328
                                                            ----------     --------       -------      ----------     --------
Net assets at end of period                                 $1,140,972     $ 18,917       $11,805      $6,689,180     $112,765
                                                            ==========     ========       =======      ==========     ========
Beginning units                                                 71,777           --           710         542,028       12,390
Units issued                                                        --        1,868            --          23,361           38
Units redeemed                                                  (9,165)         (59)         (314)        (64,398)        (703)
                                                            ----------     --------       -------      ----------     --------
Ending units                                                    62,612        1,809           396         500,991       11,725
                                                            ==========     ========       =======      ==========     ========

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                              Principal SAM Principal SAM Principal SAM Principal      SST
                                                              Conservative    Flexible      Strategic   Short-Term  Allocation
                                                                 Growth        Income        Growth       Income     Balanced
                                                                Portfolio     Portfolio     Portfolio    Account    Portfolio
                                                                 Class 2       Class 2       Class 2     Class 2     Class 3
                                                              ------------- ------------- ------------- ---------- -----------
For the Year Ended December 31, 2016
From operations:
   Dividends                                                    $  7,546      $   4,817     $  3,477     $   859   $   274,171
   Mortality and expense risk and administrative charges          (9,709)        (5,372)      (4,503)       (673)     (235,369)
                                                                --------      ---------     --------     -------   -----------
   Net investment income (loss)                                   (2,163)          (555)      (1,026)        186        38,802
   Net realized gain (loss)                                        2,504         27,110         (261)         47        60,371
   Capital gain distribution from mutual funds                    33,312          3,055       15,708          --     1,361,476
   Change in unrealized appreciation (depreciation) of
     investments                                                  (2,721)        (7,616)      (2,380)        (37)     (881,229)
                                                                --------      ---------     --------     -------   -----------
Increase (decrease) in net assets from operations                 30,932         21,994       12,041         196       579,420
                                                                --------      ---------     --------     -------   -----------
From contract transactions:
   Payments received from contract owners                             --             --           --          --       191,796
   Payments for contract benefits or terminations                (24,818)      (333,155)        (922)       (753)   (1,041,084)
   Transfers between sub-accounts (including fixed
     account), net                                                   560            (43)          --         388      (550,189)
   Contract maintenance charges                                   (1,184)          (210)        (447)        (56)     (129,912)
   Adjustments to net assets allocated to contracts in
     payout period                                                    --           (378)          --          --            --
                                                                --------      ---------     --------     -------   -----------
Increase (decrease) in net assets from contract transactions     (25,442)      (333,786)      (1,369)       (421)   (1,529,389)
                                                                --------      ---------     --------     -------   -----------
Increase (decrease) in net assets                                  5,490       (311,792)      10,672        (225)     (949,969)
Net assets at beginning of period                                625,832        457,545      285,106      43,468    15,729,099
                                                                --------      ---------     --------     -------   -----------
Net assets at end of period                                     $631,322      $ 145,753     $295,778     $43,243   $14,779,130
                                                                ========      =========     ========     =======   ===========
Beginning units                                                   44,245         39,046       18,383       5,911     1,153,596
Units issued                                                          39            201           --          56        61,096
Units redeemed                                                    (1,817)       (26,284)         (90)       (113)     (170,835)
                                                                --------      ---------     --------     -------   -----------
Ending units                                                      42,467         12,963       18,293       5,854     1,043,857
                                                                ========      =========     ========     =======   ===========
For the Year Ended December 31, 2015
From operations:
   Dividends                                                    $ 13,238      $  18,030     $  5,983     $ 1,106   $   209,861
   Mortality and expense risk and administrative charges         (10,301)        (8,911)      (4,678)       (687)     (254,523)
                                                                --------      ---------     --------     -------   -----------
   Net investment income (loss)                                    2,937          9,119        1,305         419       (44,662)
   Net realized gain (loss)                                        5,488          3,561          364          94       239,068
   Capital gain distribution from mutual funds                    41,900         13,025       21,895          --     1,081,112
   Change in unrealized appreciation (depreciation) of
     investments                                                 (68,911)       (42,136)     (33,628)       (931)   (1,763,710)
                                                                --------      ---------     --------     -------   -----------
Increase (decrease) in net assets from operations                (18,586)       (16,431)     (10,064)       (418)     (488,192)
                                                                --------      ---------     --------     -------   -----------
From contract transactions:
   Payments received from contract owners                          5,000             --           --          --       318,565
   Payments for contract benefits or terminations                (24,145)       (71,474)        (967)     (1,358)     (752,622)
   Transfers between sub-accounts (including fixed
     account), net                                                   588         (2,127)           1          25       185,887
   Contract maintenance charges                                   (1,410)          (256)        (448)        (59)     (133,413)
   Adjustments to net assets allocated to contracts in
     payout period                                                    --          1,250           --          --            --
                                                                --------      ---------     --------     -------   -----------
Increase (decrease) in net assets from contract transactions     (19,967)       (72,607)      (1,414)     (1,392)     (381,583)
                                                                --------      ---------     --------     -------   -----------
Increase (decrease) in net assets                                (38,553)       (89,038)     (11,478)     (1,810)     (869,775)
Net assets at beginning of period                                664,385        546,583      296,584      45,278    16,598,874
                                                                --------      ---------     --------     -------   -----------
Net assets at end of period                                     $625,832      $ 457,545     $285,106     $43,468   $15,729,099
                                                                ========      =========     ========     =======   ===========
Beginning units                                                   45,623         45,690       18,470       6,098     1,182,600
Units issued                                                         374            309           --          52       113,752
Units redeemed                                                    (1,752)        (6,953)         (87)       (239)     (142,756)
                                                                --------      ---------     --------     -------   -----------
Ending units                                                      44,245         39,046       18,383       5,911     1,153,596
                                                                ========      =========     ========     =======   ===========

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                  SST                    SST Asset
                                                                     SST       Allocation      SST      Allocation      SST
                                                                  Allocation    Moderate    Allocation  Diversified Diversified
                                                                    Growth       Growth      Moderate     Growth    Fixed Income
                                                                  Portfolio    Portfolio    Portfolio    Portfolio   Portfolio
                                                                   Class 3      Class 3      Class 3      Class 3     Class 3
                                                                  ----------  -----------  -----------  ----------- ------------
For the Year Ended December 31, 2016
From operations:
   Dividends                                                      $   35,962  $   164,999  $   249,546   $    164     $   367
   Mortality and expense risk and administrative charges             (31,480)    (143,250)    (215,784)      (249)       (347)
                                                                  ----------  -----------  -----------   --------     -------
   Net investment income (loss)                                        4,482       21,749       33,762        (85)         20
   Net realized gain (loss)                                           70,844       83,817       69,893        859           1
   Capital gain distribution from mutual funds                        49,293    1,260,089    1,464,313      2,246         301
   Change in unrealized appreciation (depreciation) of
     investments                                                     (41,071)    (994,246)  (1,030,493)    (1,217)         99
                                                                  ----------  -----------  -----------   --------     -------
Increase (decrease) in net assets from operations                     83,548      371,409      537,475      1,803         421
                                                                  ----------  -----------  -----------   --------     -------
From contract transactions:
   Payments received from contract owners                            147,484      232,506       99,607         --       6,000
   Payments for contract benefits or terminations                   (219,065)    (547,566)    (758,386)      (459)         --
   Transfers between sub-accounts (including fixed account), net      43,901      134,313      204,273     23,668       9,092
   Contract maintenance charges                                      (16,437)    (106,745)    (133,092)        --          --
                                                                  ----------  -----------  -----------   --------     -------
Increase (decrease) in net assets from contract transactions         (44,117)    (287,492)    (587,598)    23,209      15,092
                                                                  ----------  -----------  -----------   --------     -------
Increase (decrease) in net assets                                     39,431       83,917      (50,123)    25,012      15,513
Net assets at beginning of period                                  2,143,023    9,483,878   14,251,869         --      22,051
                                                                  ----------  -----------  -----------   --------     -------
Net assets at end of period                                       $2,182,454  $ 9,567,795  $14,201,746   $ 25,012     $37,564
                                                                  ==========  ===========  ===========   ========     =======
Beginning units                                                      151,736      699,550    1,042,428         --       2,218
Units issued                                                          21,243       38,246       32,251     31,597       1,492
Units redeemed                                                       (24,806)     (60,100)     (75,660)   (29,172)         (8)
                                                                  ----------  -----------  -----------   --------     -------
Ending units                                                         148,173      677,696      999,019      2,425       3,702
                                                                  ==========  ===========  ===========   ========     =======
For the Year Ended December 31, 2015
From operations:
   Dividends                                                      $   30,642  $   132,534  $   186,194   $     --     $   228
   Mortality and expense risk and administrative charges             (37,906)    (152,308)    (225,846)        --         (28)
                                                                  ----------  -----------  -----------   --------     -------
   Net investment income (loss)                                       (7,264)     (19,774)     (39,652)        --         200
   Net realized gain (loss)                                          138,777      151,743      184,864         --          --
   Capital gain distribution from mutual funds                            --      769,057      990,211         --          90
   Change in unrealized appreciation (depreciation) of
     investments                                                    (216,177)  (1,218,859)  (1,591,958)        --        (450)
                                                                  ----------  -----------  -----------   --------     -------
Increase (decrease) in net assets from operations                    (84,664)    (317,833)    (456,535)        --        (160)
                                                                  ----------  -----------  -----------   --------     -------
From contract transactions:
   Payments received from contract owners                             37,942      236,869      263,734         --       4,560
   Payments for contract benefits or terminations                   (499,481)    (296,732)    (613,499)        --          --
   Transfers between sub-accounts (including fixed account), net     148,539      229,535      482,732         --      17,651
   Contract maintenance charges                                      (27,962)     (98,081)    (123,764)        --          --
                                                                  ----------  -----------  -----------   --------     -------
Increase (decrease) in net assets from contract transactions        (340,962)      71,591        9,203         --      22,211
                                                                  ----------  -----------  -----------   --------     -------
Increase (decrease) in net assets                                   (425,626)    (246,242)    (447,332)        --      22,051
Net assets at beginning of period                                  2,568,649    9,730,120   14,699,201         --          --
                                                                  ----------  -----------  -----------   --------     -------
Net assets at end of period                                       $2,143,023  $ 9,483,878  $14,251,869   $     --     $22,051
                                                                  ==========  ===========  ===========   ========     =======
Beginning units                                                      175,700      694,314    1,041,310         --          --
Units issued                                                          16,405       46,354       65,704         --       2,218
Units redeemed                                                       (40,369)     (41,118)     (64,586)        --          --
                                                                  ----------  -----------  -----------   --------     -------
Ending units                                                         151,736      699,550    1,042,428         --       2,218
                                                                  ==========  ===========  ===========   ========     =======

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                    SST SA
                                                                   Columbia       SST
                                                                    Focused  International SST Large  SST Mid Cap SST Mid Cap
                                                                     Value      Equity     Cap Growth   Growth       Value
                                                                   Portfolio   Portfolio   Portfolio   Portfolio   Portfolio
                                                                    Class 3     Class 3     Class 3     Class 3     Class 3
                                                                   --------- ------------- ---------- ----------- -----------
For the Year Ended December 31, 2016
From operations:
   Dividends                                                        $   23     $    470     $    22     $   --      $   215
   Mortality and expense risk and administrative charges                (8)        (428)       (129)        (8)        (258)
                                                                    ------     --------     -------     ------      -------
   Net investment income (loss)                                         15           42        (107)        (8)         (43)
   Net realized gain (loss)                                             --       (3,076)          7          1         (104)
   Capital gain distribution from mutual funds                         203           --         359        118          497
   Change in unrealized appreciation (depreciation) of
     investments                                                        (5)       2,059         447        (87)       2,942
                                                                    ------     --------     -------     ------      -------
Increase (decrease) in net assets from operations                      213         (975)        706         24        3,292
                                                                    ------     --------     -------     ------      -------
From contract transactions:
   Payments received from contract owners                               --           --      10,500         --           --
   Payments for contract benefits or terminations                       --         (786)         --         --         (923)
   Transfers between sub-accounts (including fixed account), net     2,416      (20,313)         --      2,415        2,416
   Contract maintenance charges                                         --          (19)         --         --           --
                                                                    ------     --------     -------     ------      -------
Increase (decrease) in net assets from contract transactions         2,416      (21,118)     10,500      2,415        1,493
                                                                    ------     --------     -------     ------      -------
Increase (decrease) in net assets                                    2,629      (22,093)     11,206      2,439        4,785
Net assets at beginning of period                                       --       50,169          --         --       21,838
                                                                    ------     --------     -------     ------      -------
Net assets at end of period                                         $2,629     $ 28,076     $11,206     $2,439      $26,623
                                                                    ======     ========     =======     ======      =======
Beginning units                                                         --        5,456          --         --        2,231
Units issued                                                           226           87       1,071        226          227
Units redeemed                                                          --       (2,446)         --         --          (83)
                                                                    ------     --------     -------     ------      -------
Ending units                                                           226        3,097       1,071        226        2,375
                                                                    ======     ========     =======     ======      =======
For the Year Ended December 31, 2015
From operations:
   Dividends                                                        $   --     $    447     $    --     $   --      $    68
   Mortality and expense risk and administrative charges                --         (157)         --         --          (14)
                                                                    ------     --------     -------     ------      -------
   Net investment income (loss)                                         --          290          --         --           54
   Net realized gain (loss)                                             --          (13)         --         --           (3)
   Capital gain distribution from mutual funds                          --           --          --         --        3,694
   Change in unrealized appreciation (depreciation) of
     investments                                                        --       (2,826)         --         --       (3,801)
                                                                    ------     --------     -------     ------      -------
Increase (decrease) in net assets from operations                       --       (2,549)         --         --          (56)
                                                                    ------     --------     -------     ------      -------
From contract transactions:
   Payments received from contract owners                               --       52,735          --         --       21,895
   Transfers between sub-accounts (including fixed account), net        --          (17)         --         --           (1)
                                                                    ------     --------     -------     ------      -------
Increase (decrease) in net assets from contract transactions            --       52,718          --         --       21,894
                                                                    ------     --------     -------     ------      -------
Increase (decrease) in net assets                                       --       50,169          --         --       21,838
                                                                    ------     --------     -------     ------      -------
Net assets at end of period                                         $   --     $ 50,169     $    --     $   --      $21,838
                                                                    ======     ========     =======     ======      =======
Units issued                                                            --        5,458          --         --        2,231
Units redeemed                                                          --           (2)         --         --           --
                                                                    ------     --------     -------     ------      -------
Ending units                                                            --        5,456          --         --        2,231
                                                                    ======     ========     =======     ======      =======

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                             SAST        SAST
                                                                    SST Real       SST    Aggressive  Aggressive   SAST SA AB
                                                                     Return       Stock     Growth      Growth       Growth
                                                                    Portfolio   Portfolio Portfolio   Portfolio    Portfolio
                                                                     Class 3     Class 3   Class 1     Class 3      Class 1
                                                                   -----------  --------- ----------  ----------  -----------
For the Year Ended December 31, 2016
From operations:
   Dividends                                                       $        --   $   --   $       --  $       --  $    18,348
   Mortality and expense risk and administrative charges              (288,522)     (80)     (20,017)    (36,706)    (132,710)
                                                                   -----------   ------   ----------  ----------  -----------
   Net investment income (loss)                                       (288,522)     (80)     (20,017)    (36,706)    (114,362)
   Net realized gain (loss)                                           (101,300)     (12)      57,098     (24,795)     445,909
   Capital gain distribution from mutual funds                              --      518           --          --    1,132,155
   Change in unrealized appreciation (depreciation) of
     investments                                                       779,469     (461)      35,670     152,598   (1,371,915)
                                                                   -----------   ------   ----------  ----------  -----------
Increase (decrease) in net assets from operations                      389,647      (35)      72,751      91,097       91,787
                                                                   -----------   ------   ----------  ----------  -----------
From contract transactions:
   Payments received from contract owners                              959,629       --          840      69,768       20,640
   Payments for contract benefits or terminations                   (1,181,358)      --     (154,030)   (139,205)    (934,127)
   Transfers between sub-accounts (including fixed account), net     1,965,173        1      (27,347)   (376,268)    (199,978)
   Contract maintenance charges                                       (229,496)      (5)        (722)    (13,030)      (3,714)
   Adjustments to net assets allocated to contracts in payout
     period                                                                 (6)      --          452          70        8,230
                                                                   -----------   ------   ----------  ----------  -----------
Increase (decrease) in net assets from contract transactions         1,513,942       (4)    (180,807)   (458,665)  (1,108,949)
                                                                   -----------   ------   ----------  ----------  -----------
Increase (decrease) in net assets                                    1,903,589      (39)    (108,056)   (367,568)  (1,017,162)
Net assets at beginning of period                                   18,236,281    4,940    1,410,490   2,641,574    9,389,530
                                                                   -----------   ------   ----------  ----------  -----------
Net assets at end of period                                        $20,139,870   $4,901   $1,302,434  $2,274,006  $ 8,372,368
                                                                   ===========   ======   ==========  ==========  ===========
Beginning units                                                      1,651,670      496       70,782     194,340      154,627
Units issued                                                           328,391       --          743      29,010        1,355
Units redeemed                                                        (196,520)      (1)      (9,728)    (68,296)     (19,833)
                                                                   -----------   ------   ----------  ----------  -----------
Ending units                                                         1,783,541      495       61,797     155,054      136,149
                                                                   ===========   ======   ==========  ==========  ===========
For the Year Ended December 31, 2015
From operations:
   Dividends                                                       $   712,218   $   --   $       --  $       --  $    12,164
   Mortality and expense risk and administrative charges              (282,054)      (6)     (26,549)    (48,870)    (146,973)
                                                                   -----------   ------   ----------  ----------  -----------
   Net investment income (loss)                                        430,164       (6)     (26,549)    (48,870)    (134,809)
   Net realized gain (loss)                                            (91,455)      --      101,727     212,918      662,576
   Capital gain distribution from mutual funds                              --      347           --          --      926,275
   Change in unrealized appreciation (depreciation) of
     investments                                                      (877,744)    (401)    (112,843)   (215,940)    (558,674)
                                                                   -----------   ------   ----------  ----------  -----------
Increase (decrease) in net assets from operations                     (539,035)     (60)     (37,665)    (51,892)     895,368
                                                                   -----------   ------   ----------  ----------  -----------
From contract transactions:
   Payments received from contract owners                              925,759    5,000        1,489     202,301      104,349
   Payments for contract benefits or terminations                   (1,027,964)      --     (335,678)    (95,403)  (1,395,095)
   Transfers between sub-accounts (including fixed account), net       740,963       --        5,960    (692,650)     (82,903)
   Contract maintenance charges                                       (197,578)      --         (834)    (16,826)      (4,051)
   Adjustments to net assets allocated to contracts in payout
     period                                                                 --       --          466          --        5,563
                                                                   -----------   ------   ----------  ----------  -----------
Increase (decrease) in net assets from contract transactions           441,180    5,000     (328,597)   (602,578)  (1,372,137)
                                                                   -----------   ------   ----------  ----------  -----------
Increase (decrease) in net assets                                      (97,855)   4,940     (366,262)   (654,470)    (476,769)
Net assets at beginning of period                                   18,334,136       --    1,776,752   3,296,044    9,866,299
                                                                   -----------   ------   ----------  ----------  -----------
Net assets at end of period                                        $18,236,281   $4,940   $1,410,490  $2,641,574  $ 9,389,530
                                                                   ===========   ======   ==========  ==========  ===========
Beginning units                                                      1,613,879       --       86,777     209,773      178,046
Units issued                                                           292,055      496          514     135,089        3,413
Units redeemed                                                        (254,264)      --      (16,509)   (150,522)     (26,832)
                                                                   -----------   ------   ----------  ----------  -----------
Ending units                                                         1,651,670      496       70,782     194,340      154,627
                                                                   ===========   ======   ==========  ==========  ===========

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

                                                                                                                     SAST
                                                                              SAST          SAST                   American
                                                                            American      American       SAST        Funds
                                                               SAST SA AB  Funds Asset  Funds Global   American     Growth-
                                                                 Growth    Allocation      Growth    Funds Growth   Income
                                                               Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
                                                                Class 3      Class 3      Class 3      Class 3      Class 3
                                                              -----------  -----------  ------------ ------------ -----------
For the Year Ended December 31, 2016
From operations:
   Dividends                                                  $        --  $   157,935  $   339,606  $    48,407  $   176,441
   Mortality and expense risk and administrative charges         (106,591)    (126,466)    (300,160)    (230,602)    (186,634)
                                                              -----------  -----------  -----------  -----------  -----------
   Net investment income (loss)                                  (106,591)      31,469       39,446     (182,195)     (10,193)
   Net realized gain (loss)                                       454,885      101,818      380,364      768,594      499,716
   Capital gain distribution from mutual funds                    875,369      577,345    2,993,597    3,958,641    2,204,947
   Change in unrealized appreciation (depreciation) of
     investments                                               (1,115,348)     (93,249)  (3,595,223)  (3,456,769)  (1,580,526)
                                                              -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from operations                 108,315      617,383     (181,816)   1,088,271    1,113,944
                                                              -----------  -----------  -----------  -----------  -----------
From contract transactions:
   Payments received from contract owners                         297,177    1,957,823      600,092      651,866      961,472
   Payments for contract benefits or terminations                (575,210)    (610,760)  (1,428,078)  (1,572,078)    (885,864)
   Transfers between sub-accounts (including fixed
     account), net                                               (830,798)     425,857    1,337,555     (237,505)    (222,238)
   Contract maintenance charges                                   (21,094)     (68,060)    (183,316)    (106,576)     (77,285)
   Adjustments to net assets allocated to contracts in
     payout period                                                     --           --         (199)        (299)        (486)
                                                              -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from contract transactions   (1,129,925)   1,704,860      326,054   (1,264,592)    (224,401)
                                                              -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets                              (1,021,610)   2,322,243      144,238     (176,321)     889,543
Net assets at beginning of period                               7,642,814    7,771,252   19,794,363   15,020,937   12,051,004
                                                              -----------  -----------  -----------  -----------  -----------
Net assets at end of period                                   $ 6,621,204  $10,093,495  $19,938,601  $14,844,616  $12,940,547
                                                              ===========  ===========  ===========  ===========  ===========
Beginning units                                                   194,099      534,603    1,222,262      947,138      812,989
Units issued                                                       52,841      197,200      192,755       93,029       99,117
Units redeemed                                                    (73,477)     (84,270)    (169,727)    (170,311)    (114,600)
                                                              -----------  -----------  -----------  -----------  -----------
Ending units                                                      173,463      647,533    1,245,290      869,856      797,506
                                                              ===========  ===========  ===========  ===========  ===========
For the Year Ended December 31, 2015
From operations:
   Dividends                                                  $        --  $   105,777  $   186,472  $   139,979  $   128,720
   Mortality and expense risk and administrative charges         (118,371)    (116,935)    (334,287)    (249,313)    (194,484)
                                                              -----------  -----------  -----------  -----------  -----------
   Net investment income (loss)                                  (118,371)     (11,158)    (147,815)    (109,334)     (65,764)
   Net realized gain (loss)                                       945,031      195,870    1,489,478    1,333,963      962,546
   Capital gain distribution from mutual funds                    716,667      582,009    3,241,985    1,331,582      977,471
   Change in unrealized appreciation (depreciation) of
     investments                                                 (819,915)    (808,976)  (3,476,300)  (1,791,822)  (1,922,604)
                                                              -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from operations                 723,412      (42,255)   1,107,348      764,389      (48,351)
                                                              -----------  -----------  -----------  -----------  -----------
From contract transactions:
   Payments received from contract owners                         162,458      701,488      571,932      747,453    1,377,768
   Payments for contract benefits or terminations              (1,440,811)    (602,377)  (2,360,328)  (1,823,888)  (1,745,279)
   Transfers between sub-accounts (including fixed
     account), net                                                368,737      268,733     (893,526)    (292,061)     251,641
   Contract maintenance charges                                   (21,533)     (58,872)    (185,664)    (111,807)     (82,154)
   Adjustments to net assets allocated to contracts in
     payout period                                                     --           --          352          325          440
                                                              -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from contract transactions     (931,149)     308,972   (2,867,234)  (1,479,978)    (197,584)
                                                              -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets                                (207,737)     266,717   (1,759,886)    (715,589)    (245,935)
Net assets at beginning of period                               7,850,551    7,504,535   21,554,249   15,736,526   12,296,939
                                                              -----------  -----------  -----------  -----------  -----------
Net assets at end of period                                   $ 7,642,814  $ 7,771,252  $19,794,363  $15,020,937  $12,051,004
                                                              ===========  ===========  ===========  ===========  ===========
Beginning units                                                   230,523      517,150    1,397,645    1,039,498      828,444
Units issued                                                       53,003       77,072      105,345      116,441      158,672
Units redeemed                                                    (89,427)     (59,619)    (280,728)    (208,801)    (174,127)
                                                              -----------  -----------  -----------  -----------  -----------
Ending units                                                      194,099      534,603    1,222,262      947,138      812,989
                                                              ===========  ===========  ===========  ===========  ===========

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                            SAST
                                                                                          BlackRock
                                                                   SAST        SAST      VCP Global    SAST Blue   SAST Blue
                                                                 Balanced    Balanced    Multi-Asset  Chip Growth Chip Growth
                                                                 Portfolio   Portfolio    Portfolio    Portfolio   Portfolio
                                                                  Class 1     Class 3      Class 3      Class 1     Class 3
                                                                ----------  -----------  -----------  ----------- -----------
For the Year Ended December 31, 2016
From operations:
   Dividends                                                    $   43,204  $   164,798  $    23,796   $   3,315  $   21,310
   Mortality and expense risk and administrative charges           (40,077)    (181,290)    (245,787)     (8,470)    (84,740)
                                                                ----------  -----------  -----------   ---------  ----------
   Net investment income (loss)                                      3,127      (16,492)    (221,991)     (5,155)    (63,430)
   Net realized gain (loss)                                        103,317      254,476       18,846      39,456     141,248
   Capital gain distribution from mutual funds                     113,725      506,209      323,305      16,892     180,353
   Change in unrealized appreciation (depreciation) of
     investments                                                   (79,466)    (146,416)    (344,321)    (29,788)      1,411
                                                                ----------  -----------  -----------   ---------  ----------
Increase (decrease) in net assets from operations                  140,703      597,777     (224,161)     21,405     259,582
                                                                ----------  -----------  -----------   ---------  ----------
From contract transactions:
   Payments received from contract owners                               75      461,377   22,753,108       1,425     556,403
   Payments for contract benefits or terminations                 (228,510)  (1,125,933)    (418,521)    (85,608)   (283,281)
   Transfers between sub-accounts (including fixed
     account), net                                                  63,526      (30,009)  18,644,949        (767)    149,585
   Contract maintenance charges                                     (1,013)    (110,534)    (233,509)       (273)    (40,593)
   Adjustments to net assets allocated to contracts in payout
     period                                                           (329)          --           --          --          --
                                                                ----------  -----------  -----------   ---------  ----------
Increase (decrease) in net assets from contract transactions      (166,251)    (805,099)  40,746,027     (85,223)    382,114
                                                                ----------  -----------  -----------   ---------  ----------
Increase (decrease) in net assets                                  (25,548)    (207,322)  40,521,866     (63,818)    641,696
Net assets at beginning of period                                2,663,649   11,799,819           --     623,833   5,478,551
                                                                ----------  -----------  -----------   ---------  ----------
Net assets at end of period                                     $2,638,101  $11,592,497  $40,521,866   $ 560,015  $6,120,247
                                                                ==========  ===========  ===========   =========  ==========
Beginning units                                                    111,539      764,922           --      63,709     430,164
Units issued                                                         8,615       50,592    4,015,239       1,248      57,022
Units redeemed                                                     (15,495)     (98,389)    (116,203)    (10,359)    (38,548)
                                                                ----------  -----------  -----------   ---------  ----------
Ending units                                                       104,659      717,125    3,899,036      54,598     448,638
                                                                ==========  ===========  ===========   =========  ==========
For the Year Ended December 31, 2015
From operations:
   Dividends                                                    $   50,206  $   187,528  $        --   $   2,554  $   10,371
   Mortality and expense risk and administrative charges           (45,068)    (190,499)          --     (10,148)    (86,706)
                                                                ----------  -----------  -----------   ---------  ----------
   Net investment income (loss)                                      5,138       (2,971)          --      (7,594)    (76,335)
   Net realized gain (loss)                                        163,347      373,073           --      63,209     288,615
   Capital gain distribution from mutual funds                     213,453      913,100           --      11,127      98,156
   Change in unrealized appreciation (depreciation) of
     investments                                                  (423,202)  (1,505,688)          --     (45,805)   (177,346)
                                                                ----------  -----------  -----------   ---------  ----------
Increase (decrease) in net assets from operations                  (41,264)    (222,486)          --      20,937     133,090
                                                                ----------  -----------  -----------   ---------  ----------
From contract transactions:
   Payments received from contract owners                           12,475      327,933           --       3,250     477,456
   Payments for contract benefits or terminations                 (487,182)    (628,127)          --    (139,139)   (431,738)
   Transfers between sub-accounts (including fixed
     account), net                                                  49,196      392,334           --      29,118     (98,937)
   Contract maintenance charges                                     (1,125)    (104,417)          --        (267)    (39,199)
   Adjustments to net assets allocated to contracts in payout
     period                                                            (29)          --           --          --          --
                                                                ----------  -----------  -----------   ---------  ----------
Increase (decrease) in net assets from contract transactions      (426,665)     (12,277)          --    (107,038)    (92,418)
                                                                ----------  -----------  -----------   ---------  ----------
Increase (decrease) in net assets                                 (467,929)    (234,763)          --     (86,101)     40,672
Net assets at beginning of period                                3,131,578   12,034,582           --     709,934   5,437,879
                                                                ----------  -----------  -----------   ---------  ----------
Net assets at end of period                                     $2,663,649  $11,799,819  $        --   $ 623,833  $5,478,551
                                                                ==========  ===========  ===========   =========  ==========
Beginning units                                                    129,195      761,549           --      74,540     455,047
Units issued                                                         4,457       87,268           --       3,677      52,485
Units redeemed                                                     (22,113)     (83,895)          --     (14,508)    (77,368)
                                                                ----------  -----------  -----------   ---------  ----------
Ending units                                                       111,539      764,922           --      63,709     430,164
                                                                ==========  ===========  ===========   =========  ==========

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                           SAST Capital SAST Capital      SAST           SAST      SAST Dogs of
                                                              Growth       Growth      Corporate      Corporate    Wall Street
                                                            Portfolio    Portfolio   Bond Portfolio Bond Portfolio  Portfolio
                                                             Class 1      Class 3       Class 1        Class 3       Class 1
                                                           ------------ ------------ -------------- -------------- ------------
For the Year Ended December 31, 2016
From operations:
   Dividends                                                 $    474    $       --    $  121,503    $ 1,864,207    $   27,866
   Mortality and expense risk and administrative charges       (3,842)      (36,218)      (41,179)      (614,333)      (18,735)
                                                             --------    ----------    ----------    -----------    ----------
   Net investment income (loss)                                (3,368)      (36,218)       80,324      1,249,874         9,131
   Net realized gain (loss)                                    12,146        66,100        61,838        112,672       103,374
   Capital gain distribution from mutual funds                  1,044         9,881            --             --        64,374
   Change in unrealized appreciation (depreciation) of
     investments                                               (7,990)      (21,610)       48,507      1,143,692         1,805
                                                             --------    ----------    ----------    -----------    ----------
Increase (decrease) in net assets from operations               1,832        18,153       190,669      2,506,238       178,684
                                                             --------    ----------    ----------    -----------    ----------
From contract transactions:
   Payments received from contract owners                       9,698       294,890         6,381      4,668,957            --
   Payments for contract benefits or terminations             (23,710)     (131,472)     (547,930)    (2,864,301)     (132,356)
   Transfers between sub-accounts (including fixed
     account), net                                              2,227       251,459        94,489      5,729,361       133,712
   Contract maintenance charges                                   (93)      (16,267)         (632)      (411,349)         (361)
   Adjustments to net assets allocated to contracts in
     payout period                                                (26)           --         1,276             (3)           --
                                                             --------    ----------    ----------    -----------    ----------
Increase (decrease) in net assets from contract
  transactions                                                (11,904)      398,610      (446,416)     7,122,665           995
                                                             --------    ----------    ----------    -----------    ----------
Increase (decrease) in net assets                             (10,072)      416,763      (255,747)     9,628,903       179,679
Net assets at beginning of period                             259,812     2,155,289     2,795,664     36,831,104     1,153,271
                                                             --------    ----------    ----------    -----------    ----------
Net assets at end of period                                  $249,740    $2,572,052    $2,539,917    $46,460,007    $1,332,950
                                                             ========    ==========    ==========    ===========    ==========
Beginning units                                                22,404       185,896       100,529      1,976,862        50,595
Units issued                                                    1,036        41,306         6,378        778,623         7,893
Units redeemed                                                 (2,078)      (14,093)      (21,639)      (302,486)       (8,144)
                                                             --------    ----------    ----------    -----------    ----------
Ending units                                                   21,362       213,109        85,268      2,452,999        50,344
                                                             ========    ==========    ==========    ===========    ==========
For the Year Ended December 31, 2015
From operations:
   Dividends                                                 $    198    $       --    $  116,602    $ 1,328,933    $   22,376
   Mortality and expense risk and administrative charges       (3,944)      (38,900)      (46,891)      (580,843)      (19,612)
                                                             --------    ----------    ----------    -----------    ----------
   Net investment income (loss)                                (3,746)      (38,900)       69,711        748,090         2,764
   Net realized gain (loss)                                    19,578       226,724        62,315        233,219       164,043
   Capital gain distribution from mutual funds                 11,046        90,571         9,120        111,637        77,224
   Change in unrealized appreciation (depreciation) of
     investments                                              (17,928)     (184,579)     (216,816)    (2,200,216)     (238,041)
                                                             --------    ----------    ----------    -----------    ----------
Increase (decrease) in net assets from operations               8,950        93,816       (75,670)    (1,107,270)        5,990
                                                             --------    ----------    ----------    -----------    ----------
From contract transactions:
   Payments received from contract owners                          --        57,747         6,375      1,992,749         1,200
   Payments for contract benefits or terminations             (33,396)     (339,812)     (528,708)    (3,153,421)     (199,009)
   Transfers between sub-accounts (including fixed
     account), net                                             47,862      (225,147)       49,867        931,323       (53,560)
   Contract maintenance charges                                   (82)      (16,014)         (712)      (336,579)         (415)
   Adjustments to net assets allocated to contracts in
     payout period                                                 --            --         1,226             --            --
                                                             --------    ----------    ----------    -----------    ----------
Increase (decrease) in net assets from contract
  transactions                                                 14,384      (523,226)     (471,952)      (565,928)     (251,784)
                                                             --------    ----------    ----------    -----------    ----------
Increase (decrease) in net assets                              23,334      (429,410)     (547,622)    (1,673,198)     (245,794)
Net assets at beginning of period                             236,478     2,584,699     3,343,286     38,504,302     1,399,065
                                                             --------    ----------    ----------    -----------    ----------
Net assets at end of period                                  $259,812    $2,155,289    $2,795,664    $36,831,104    $1,153,271
                                                             ========    ==========    ==========    ===========    ==========
Beginning units                                                21,204       230,978       116,962      1,947,371        61,702
Units issued                                                    4,198        31,313         3,382        345,253         2,737
Units redeemed                                                 (2,998)      (76,395)      (19,815)      (315,762)      (13,844)
                                                             --------    ----------    ----------    -----------    ----------
Ending units                                                   22,404       185,896       100,529      1,976,862        50,595
                                                             ========    ==========    ==========    ===========    ==========

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                SAST          SAST         SAST        SAST
                                                               SAST Dogs of   Dynamic        Dynamic     Emerging    Emerging
                                                               Wall Street   Allocation     Strategy      Markets     Markets
                                                                Portfolio    Portfolio      Portfolio    Portfolio   Portfolio
                                                                 Class 3      Class 3        Class 3      Class 1     Class 3
                                                               ------------ ------------  ------------  ----------  -----------
For the Year Ended December 31, 2016
From operations:
   Dividends                                                    $  124,031  $ 12,412,030  $  7,637,340  $   23,895  $   112,291
   Mortality and expense risk and administrative charges           (89,690)  (12,399,509)   (7,861,222)    (17,558)    (101,569)
                                                                ----------  ------------  ------------  ----------  -----------
   Net investment income (loss)                                     34,341        12,521      (223,882)      6,337       10,722
   Net realized gain (loss)                                        220,673     9,260,736     3,349,141      10,926      (92,578)
   Capital gain distribution from mutual funds                     317,882            --            --          --           --
   Change in unrealized appreciation (depreciation) of
     investments                                                   271,402    15,799,959    16,379,120      83,360      636,390
                                                                ----------  ------------  ------------  ----------  -----------
Increase (decrease) in net assets from operations                  844,298    25,073,216    19,504,379     100,623      554,534
                                                                ----------  ------------  ------------  ----------  -----------
From contract transactions:
   Payments received from contract owners                          840,956    60,014,858    34,004,206       5,054      218,344
   Payments for contract benefits or terminations                 (452,402)  (31,860,535)  (19,259,773)    (91,424)    (419,518)
   Transfers between sub-accounts (including fixed account),
     net                                                           709,756   (13,310,364)    1,816,814     (10,171)    (108,581)
   Contract maintenance charges                                    (32,085)  (12,741,303)   (8,057,984)       (389)     (52,581)
   Adjustments to net assets allocated to contracts in payout
     period                                                            116            --            --         628          (60)
                                                                ----------  ------------  ------------  ----------  -----------
Increase (decrease) in net assets from contract transactions     1,066,341     2,102,656     8,503,263     (96,302)    (362,396)
                                                                ----------  ------------  ------------  ----------  -----------
Increase (decrease) in net assets                                1,910,639    27,175,872    28,007,642       4,321      192,138
Net assets at beginning of period                                4,992,091   823,326,924   517,236,155   1,164,772    6,496,857
                                                                ----------  ------------  ------------  ----------  -----------
Net assets at end of period                                     $6,902,730  $850,502,796  $545,243,797  $1,169,093  $ 6,688,995
                                                                ==========  ============  ============  ==========  ===========
Beginning units                                                    250,192    70,608,260    44,764,887      79,031      560,047
Units issued                                                        96,526     9,291,453     5,892,284       3,783       60,982
Units redeemed                                                     (37,900)   (9,106,797)   (5,122,366)    (10,066)     (83,689)
                                                                ----------  ------------  ------------  ----------  -----------
Ending units                                                       308,818    70,792,916    45,534,805      72,748      537,340
                                                                ==========  ============  ============  ==========  ===========
For the Year Ended December 31, 2015
From operations:
   Dividends                                                    $   88,738  $  8,060,343  $  3,765,751  $   23,472  $   111,914
   Mortality and expense risk and administrative charges           (82,662)  (11,529,446)   (7,116,387)    (20,758)    (115,076)
                                                                ----------  ------------  ------------  ----------  -----------
   Net investment income (loss)                                      6,076    (3,469,103)   (3,350,636)      2,714       (3,162)
   Net realized gain (loss)                                        275,425     1,997,391     1,801,742      16,568        5,785
   Capital gain distribution from mutual funds                     347,148     6,440,929       573,504          --           --
   Change in unrealized appreciation (depreciation) of
     investments                                                  (609,464)  (59,994,746)  (34,452,024)   (233,073)  (1,140,318)
                                                                ----------  ------------  ------------  ----------  -----------
Increase (decrease) in net assets from operations                   19,185   (55,025,529)  (35,427,414)   (213,791)  (1,137,695)
                                                                ----------  ------------  ------------  ----------  -----------
From contract transactions:
   Payments received from contract owners                          348,141   185,695,607   131,742,152       3,115      234,598
   Payments for contract benefits or terminations                 (962,899)  (23,949,883)  (14,029,764)    (99,625)    (971,344)
   Transfers between sub-accounts (including fixed account),
     net                                                           213,316    53,313,115    40,629,702      42,985      583,730
   Contract maintenance charges                                    (29,927)  (10,171,635)   (6,457,100)       (438)     (53,598)
   Adjustments to net assets allocated to contracts in payout
     period                                                             --            --            --         744           --
                                                                ----------  ------------  ------------  ----------  -----------
Increase (decrease) in net assets from contract transactions      (431,369)  204,887,204   151,884,990     (53,219)    (206,614)
                                                                ----------  ------------  ------------  ----------  -----------
Increase (decrease) in net assets                                 (412,184)  149,861,675   116,457,576    (267,010)  (1,344,309)
Net assets at beginning of period                                5,404,275   673,465,249   400,778,579   1,431,782    7,841,166
                                                                ----------  ------------  ------------  ----------  -----------
Net assets at end of period                                     $4,992,091  $823,326,924  $517,236,155  $1,164,772  $ 6,496,857
                                                                ==========  ============  ============  ==========  ===========
Beginning units                                                    268,374    53,998,923    32,343,337      82,020      561,685
Units issued                                                        48,307    20,118,625    15,023,383       2,971      107,905
Units redeemed                                                     (66,489)   (3,509,288)   (2,601,833)     (5,960)    (109,543)
                                                                ----------  ------------  ------------  ----------  -----------
Ending units                                                       250,192    70,608,260    44,764,887      79,031      560,047
                                                                ==========  ============  ============  ==========  ===========

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                            SAST        SAST
                                                                 SAST Equity   SAST Equity  SAST Foreign Fundamental Fundamental
                                                                Opportunities Opportunities    Value       Growth      Growth
                                                                  Portfolio     Portfolio    Portfolio    Portfolio   Portfolio
                                                                   Class 1       Class 3      Class 3      Class 1     Class 3
                                                                ------------- ------------- ------------ ----------- -----------
For the Year Ended December 31, 2016
From operations:
   Dividends                                                     $   13,316    $   17,827   $   397,531  $       --  $       --
   Mortality and expense risk and administrative charges            (26,165)      (47,918)     (348,577)    (28,394)    (54,347)
                                                                 ----------    ----------   -----------  ----------  ----------
   Net investment income (loss)                                     (12,849)      (30,091)       48,954     (28,394)    (54,347)
   Net realized gain (loss)                                         216,505        99,406       116,031      23,489     102,695
   Capital gain distribution from mutual funds                       54,602       105,092       457,965     161,685     299,485
   Change in unrealized appreciation (depreciation) of
     investments                                                    (95,284)      129,959      (672,423)   (171,704)   (396,659)
                                                                 ----------    ----------   -----------  ----------  ----------
Increase (decrease) in net assets from operations                   162,974       304,366       (49,473)    (14,924)    (48,826)
                                                                 ----------    ----------   -----------  ----------  ----------
From contract transactions:
   Payments received from contract owners                                --       435,098       352,467       1,833      28,309
   Payments for contract benefits or terminations                  (174,670)     (182,502)   (1,646,346)   (228,621)   (193,965)
   Transfers between sub-accounts (including fixed
     account), net                                                 (198,873)      205,215     1,329,750       1,674    (342,551)
   Contract maintenance charges                                        (430)      (13,842)     (204,285)       (966)    (26,090)
   Adjustments to net assets allocated to contracts in payout
     period                                                          (5,607)           --          (236)       (139)         --
                                                                 ----------    ----------   -----------  ----------  ----------
Increase (decrease) in net assets from contract transactions       (379,580)      443,969      (168,650)   (226,219)   (534,297)
                                                                 ----------    ----------   -----------  ----------  ----------
Increase (decrease) in net assets                                  (216,606)      748,335      (218,123)   (241,143)   (583,123)
Net assets at beginning of period                                 1,827,220     2,899,947    23,584,017   2,043,328   3,902,253
                                                                 ----------    ----------   -----------  ----------  ----------
Net assets at end of period                                      $1,610,614    $3,648,282   $23,365,894  $1,802,185  $3,319,130
                                                                 ==========    ==========   ===========  ==========  ==========
Beginning units                                                      60,507       148,035     1,872,632      74,154     176,411
Units issued                                                          1,351        46,207       228,200         400      35,855
Units redeemed                                                      (13,363)      (15,003)     (210,589)     (8,803)    (66,158)
                                                                 ----------    ----------   -----------  ----------  ----------
Ending units                                                         48,495       179,239     1,890,243      65,751     146,108
                                                                 ==========    ==========   ===========  ==========  ==========
For the Year Ended December 31, 2015
From operations:
   Dividends                                                     $   11,208    $   10,959   $   485,079  $       --  $       --
   Mortality and expense risk and administrative charges            (30,880)      (45,514)     (399,303)    (34,360)    (60,527)
                                                                 ----------    ----------   -----------  ----------  ----------
   Net investment income (loss)                                     (19,672)      (34,555)       85,776     (34,360)    (60,527)
   Net realized gain (loss)                                         222,927       192,840       748,148      90,591     321,113
   Capital gain distribution from mutual funds                       83,656       129,828            --     385,454     634,032
   Change in unrealized appreciation (depreciation) of
     investments                                                   (249,876)     (253,581)   (2,188,334)   (443,212)   (883,828)
                                                                 ----------    ----------   -----------  ----------  ----------
Increase (decrease) in net assets from operations                    37,035        34,532    (1,354,410)     (1,527)     10,790
                                                                 ----------    ----------   -----------  ----------  ----------
From contract transactions:
   Payments received from contract owners                             6,760       230,282       488,985       9,541      10,098
   Payments for contract benefits or terminations                  (375,379)     (326,755)   (2,824,508)   (384,759)   (587,315)
   Transfers between sub-accounts (including fixed
     account), net                                                  (20,727)      115,191       357,989      29,714     316,616
   Contract maintenance charges                                        (508)      (12,708)     (208,919)     (1,088)    (27,153)
   Adjustments to net assets allocated to contracts in payout
     period                                                              23            --           128         138          --
                                                                 ----------    ----------   -----------  ----------  ----------
Increase (decrease) in net assets from contract transactions       (389,831)        6,010    (2,186,325)   (346,454)   (287,754)
                                                                 ----------    ----------   -----------  ----------  ----------
Increase (decrease) in net assets                                  (352,796)       40,542    (3,540,735)   (347,981)   (276,964)
Net assets at beginning of period                                 2,180,016     2,859,405    27,124,752   2,391,309   4,179,217
                                                                 ----------    ----------   -----------  ----------  ----------
Net assets at end of period                                      $1,827,220    $2,899,947   $23,584,017  $2,043,328  $3,902,253
                                                                 ==========    ==========   ===========  ==========  ==========
Beginning units                                                      73,233       139,544     1,966,179      86,780     184,030
Units issued                                                            464        30,742       199,848       2,224      54,983
Units redeemed                                                      (13,190)      (22,251)     (293,395)    (14,850)    (62,602)
                                                                 ----------    ----------   -----------  ----------  ----------
Ending units                                                         60,507       148,035     1,872,632      74,154     176,411
                                                                 ==========    ==========   ===========  ==========  ==========

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                           SAST Global SAST Global  SAST Growth
                                                              SAST Global    SAST Global    Equities    Equities   Opportunities
                                                             Bond Portfolio Bond Portfolio  Portfolio   Portfolio    Portfolio
                                                                Class 1        Class 3       Class 1     Class 3      Class 1
                                                             -------------- -------------- ----------- ----------- -------------
For the Year Ended December 31, 2016
From operations:
   Dividends                                                   $    2,737    $    12,095   $   17,209  $   22,097    $     --
   Mortality and expense risk and administrative charges          (14,540)      (243,663)     (18,629)    (29,388)     (4,584)
                                                               ----------    -----------   ----------  ----------    --------
   Net investment income (loss)                                   (11,803)      (231,568)      (1,420)     (7,291)     (4,584)
   Net realized gain (loss)                                       (15,390)      (200,610)      29,218      59,478       5,100
   Capital gain distribution from mutual funds                         --             --           --          --      25,547
   Change in unrealized appreciation (depreciation) of
     investments                                                   30,754        172,787       16,980      18,982     (19,840)
                                                               ----------    -----------   ----------  ----------    --------
Increase (decrease) in net assets from operations                   3,561       (259,391)      44,778      71,169       6,223
                                                               ----------    -----------   ----------  ----------    --------
From contract transactions:
   Payments received from contract owners                             308      2,240,063        4,116      35,591          --
   Payments for contract benefits or terminations                (127,252)    (1,046,544)    (127,742)   (134,836)    (14,498)
   Transfers between sub-accounts (including fixed
     account), net                                                (19,069)     3,029,696      (18,772)     36,955         703
   Contract maintenance charges                                      (290)      (183,121)        (483)    (13,069)        (91)
   Adjustments to net assets allocated to contracts in
     payout period                                                    847             16           40          --        (320)
                                                               ----------    -----------   ----------  ----------    --------
Increase (decrease) in net assets from contract transactions     (145,456)     4,040,110     (142,841)    (75,359)    (14,206)
                                                               ----------    -----------   ----------  ----------    --------
Increase (decrease) in net assets                                (141,895)     3,780,719      (98,063)     (4,190)     (7,983)
Net assets at beginning of period                                 977,769     14,686,106    1,323,474   1,958,397     324,344
                                                               ----------    -----------   ----------  ----------    --------
Net assets at end of period                                    $  835,874    $18,466,825   $1,225,411  $1,954,207    $316,361
                                                               ==========    ===========   ==========  ==========    ========
Beginning units                                                    45,142      1,099,765       49,502     115,350      35,114
Units issued                                                          763        494,426          495       8,559         812
Units redeemed                                                     (7,231)      (163,294)      (5,956)    (10,144)     (2,464)
                                                               ----------    -----------   ----------  ----------    --------
Ending units                                                       38,674      1,430,897       44,041     113,765      33,462
                                                               ==========    ===========   ==========  ==========    ========
For the Year Ended December 31, 2015
From operations:
   Dividends                                                   $       --    $        --   $   20,035  $   25,212    $     --
   Mortality and expense risk and administrative charges          (17,321)      (222,050)     (22,521)    (35,673)     (5,512)
                                                               ----------    -----------   ----------  ----------    --------
   Net investment income (loss)                                   (17,321)      (222,050)      (2,486)    (10,461)     (5,512)
   Net realized gain (loss)                                       (42,213)      (416,625)      48,968     109,216      20,277
   Capital gain distribution from mutual funds                      4,794         65,811        3,167       4,847      42,805
   Change in unrealized appreciation (depreciation) of
     investments                                                    2,527        (98,591)     (87,762)   (153,177)    (69,037)
                                                               ----------    -----------   ----------  ----------    --------
Increase (decrease) in net assets from operations                 (52,213)      (671,455)     (38,113)    (49,575)    (11,467)
                                                               ----------    -----------   ----------  ----------    --------
From contract transactions:
   Payments received from contract owners                             288      1,279,109        1,075      38,767       7,048
   Payments for contract benefits or terminations                (293,757)    (1,156,422)    (177,342)   (415,589)    (34,505)
   Transfers between sub-accounts (including fixed
     account), net                                                 32,078        657,219        6,011     (38,120)     31,151
   Contract maintenance charges                                      (297)      (145,033)        (546)    (13,543)        (99)
   Adjustments to net assets allocated to contracts in
     payout period                                                    802             --           39          --         270
                                                               ----------    -----------   ----------  ----------    --------
Increase (decrease) in net assets from contract transactions     (260,886)       634,873     (170,763)   (428,485)      3,865
                                                               ----------    -----------   ----------  ----------    --------
Increase (decrease) in net assets                                (313,099)       (36,582)    (208,876)   (478,060)     (7,602)
Net assets at beginning of period                               1,290,868     14,722,688    1,532,350   2,436,457     331,946
                                                               ----------    -----------   ----------  ----------    --------
Net assets at end of period                                    $  977,769    $14,686,106   $1,323,474  $1,958,397    $324,344
                                                               ==========    ===========   ==========  ==========    ========
Beginning units                                                    57,013      1,017,107       55,757     141,133      35,161
Units issued                                                        1,925        266,058        1,915      12,689       6,643
Units redeemed                                                    (13,796)      (183,400)      (8,170)    (38,472)     (6,690)
                                                               ----------    -----------   ----------  ----------    --------
Ending units                                                       45,142      1,099,765       49,502     115,350      35,114
                                                               ==========    ===========   ==========  ==========    ========

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                 SAST         SAST
                                                                 SAST Growth    Growth-      Growth-   SAST High-  SAST High-
                                                                Opportunities   Income       Income    Yield Bond  Yield Bond
                                                                  Portfolio    Portfolio    Portfolio  Portfolio   Portfolio
                                                                   Class 3      Class 1      Class 3    Class 1     Class 3
                                                                ------------- -----------  ----------  ----------  ----------
For the Year Ended December 31, 2016
From operations:
   Dividends                                                     $        --  $   140,843  $  155,402  $  136,550  $  490,986
   Mortality and expense risk and administrative charges            (123,446)    (110,777)   (136,989)    (30,890)   (112,090)
                                                                 -----------  -----------  ----------  ----------  ----------
   Net investment income (loss)                                     (123,446)      30,066      18,413     105,660     378,896
   Net realized gain (loss)                                          116,929      256,291     361,371     (46,076)    (41,073)
   Capital gain distribution from mutual funds                       722,463      243,647     307,599          --          --
   Change in unrealized appreciation (depreciation) of
     investments                                                    (543,241)     423,317     493,938     247,788     777,435
                                                                 -----------  -----------  ----------  ----------  ----------
Increase (decrease) in net assets from operations                    172,705      953,321   1,181,321     307,372   1,115,258
                                                                 -----------  -----------  ----------  ----------  ----------
From contract transactions:
   Payments received from contract owners                            285,815        3,054     758,186       7,453     353,262
   Payments for contract benefits or terminations                   (557,694)    (652,747)   (485,771)   (239,154)   (510,749)
   Transfers between sub-accounts (including fixed account),
     net                                                             214,765       25,767    (127,229)    202,789    (556,773)
   Contract maintenance charges                                      (79,581)      (2,443)    (76,157)       (626)    (50,150)
   Adjustments to net assets allocated to contracts in payout
     period                                                               --        1,050          --         731        (134)
                                                                 -----------  -----------  ----------  ----------  ----------
Increase (decrease) in net assets from contract transactions        (136,695)    (625,319)     69,029     (28,807)   (764,544)
                                                                 -----------  -----------  ----------  ----------  ----------
Increase (decrease) in net assets                                     36,010      328,002   1,250,350     278,565     350,714
Net assets at beginning of period                                  8,253,458    7,270,212   8,564,104   1,939,001   7,363,758
                                                                 -----------  -----------  ----------  ----------  ----------
Net assets at end of period                                      $ 8,289,468  $ 7,598,214  $9,814,454  $2,217,566  $7,714,472
                                                                 ===========  ===========  ==========  ==========  ==========
Beginning units                                                      679,309      160,208     518,863      74,176     495,622
Units issued                                                          61,119        1,645      90,005      11,960      50,994
Units redeemed                                                       (89,067)     (14,737)    (76,911)    (13,300)    (96,267)
                                                                 -----------  -----------  ----------  ----------  ----------
Ending units                                                         651,361      147,116     531,957      72,836     450,349
                                                                 ===========  ===========  ==========  ==========  ==========
For the Year Ended December 31, 2015
From operations:
   Dividends                                                     $        --  $   134,884  $  140,869  $  129,554  $  392,703
   Mortality and expense risk and administrative charges            (140,775)    (118,208)   (134,564)    (39,184)   (113,921)
                                                                 -----------  -----------  ----------  ----------  ----------
   Net investment income (loss)                                     (140,775)      16,676       6,305      90,370     278,782
   Net realized gain (loss)                                          573,304      348,790     235,369      (6,261)     43,747
   Capital gain distribution from mutual funds                     1,148,701      288,669     344,918          --          --
   Change in unrealized appreciation (depreciation) of
     investments                                                  (1,673,217)    (949,095)   (933,230)   (216,597)   (779,248)
                                                                 -----------  -----------  ----------  ----------  ----------
Increase (decrease) in net assets from operations                    (91,987)    (294,960)   (346,638)   (132,488)   (456,719)
                                                                 -----------  -----------  ----------  ----------  ----------
From contract transactions:
   Payments received from contract owners                             79,310      104,897     458,828       8,400     588,232
   Payments for contract benefits or terminations                   (785,923)    (844,830)   (416,124)   (724,308)   (522,274)
   Transfers between sub-accounts (including fixed account),
     net                                                             (88,199)     (46,100)    367,367    (125,516)    471,058
   Contract maintenance charges                                      (80,537)      (2,693)    (71,175)       (860)    (48,696)
   Adjustments to net assets allocated to contracts in payout
     period                                                               --        2,331          --         684          44
                                                                 -----------  -----------  ----------  ----------  ----------
Increase (decrease) in net assets from contract transactions        (875,349)    (786,395)    338,896    (841,600)    488,364
                                                                 -----------  -----------  ----------  ----------  ----------
Increase (decrease) in net assets                                   (967,336)  (1,081,355)     (7,742)   (974,088)     31,645
Net assets at beginning of period                                  9,220,794    8,351,567   8,571,846   2,913,089   7,332,113
                                                                 -----------  -----------  ----------  ----------  ----------
Net assets at end of period                                      $ 8,253,458  $ 7,270,212  $8,564,104  $1,939,001  $7,363,758
                                                                 ===========  ===========  ==========  ==========  ==========
Beginning units                                                      754,469      177,315     492,163     105,045     449,760
Units issued                                                          77,676        5,730      76,386      10,247      91,614
Units redeemed                                                      (152,836)     (22,837)    (49,686)    (41,116)    (45,752)
                                                                 -----------  -----------  ----------  ----------  ----------
Ending units                                                         679,309      160,208     518,863      74,176     495,622
                                                                 ===========  ===========  ==========  ==========  ==========

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                                                       SAST SA
                                                                SAST          SAST          SAST          SAST           MFS
                                                            International International International International Massachusetts
                                                             Diversified   Diversified   Growth and    Growth and     Investors
                                                              Equities      Equities       Income        Income         Trust
                                                              Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                                               Class 1       Class 3       Class 1       Class 3       Class 1
                                                            ------------- ------------- ------------- ------------- -------------
For the Year Ended December 31, 2016
From operations:
   Dividends                                                 $   20,340    $    70,454   $   26,950    $   123,462   $   20,472
   Mortality and expense risk and administrative charges        (25,237)      (108,038)     (21,477)      (121,142)     (35,939)
                                                             ----------    -----------   ----------    -----------   ----------
   Net investment income (loss)                                  (4,897)       (37,584)       5,473          2,320      (15,467)
   Net realized gain (loss)                                     (59,790)       (18,432)     (24,292)        58,444      168,261
   Capital gain distribution from mutual funds                       --             --           --             --      198,902
   Change in unrealized appreciation (depreciation) of
     investments                                                 (4,898)      (212,224)      18,451        (88,040)    (193,093)
                                                             ----------    -----------   ----------    -----------   ----------
Increase (decrease) in net assets from operations               (69,585)      (268,240)        (368)       (27,276)     158,603
                                                             ----------    -----------   ----------    -----------   ----------
From contract transactions:
   Payments received from contract owners                         1,559        379,911       14,566         83,842          293
   Payments for contract benefits or terminations              (189,728)      (526,266)    (139,797)      (625,124)    (343,083)
   Transfers between sub-accounts (including fixed
     account), net                                             (187,880)       597,589      (24,927)       234,869       (9,259)
   Contract maintenance charges                                    (505)       (35,004)        (517)       (54,143)        (712)
   Adjustments to net assets allocated to contracts in
     payout period                                                  267             --          615             --         (598)
                                                             ----------    -----------   ----------    -----------   ----------
Increase (decrease) in net assets from contract
  transactions                                                 (376,287)       416,230     (150,060)      (360,556)    (353,359)
                                                             ----------    -----------   ----------    -----------   ----------
Increase (decrease) in net assets                              (445,872)       147,990     (150,428)      (387,832)    (194,756)
Net assets at beginning of period                             1,995,017      7,168,766    1,501,983      8,159,598    2,531,453
                                                             ----------    -----------   ----------    -----------   ----------
Net assets at end of period                                  $1,549,145    $ 7,316,756   $1,351,555    $ 7,771,766   $2,336,697
                                                             ==========    ===========   ==========    ===========   ==========
Beginning units                                                 144,708        577,759      100,958        655,694       68,557
Units issued                                                      4,780         99,811        7,734         58,373          696
Units redeemed                                                  (33,128)       (53,124)     (17,828)       (81,491)     (10,111)
                                                             ----------    -----------   ----------    -----------   ----------
Ending units                                                    116,360        624,446       90,864        632,576       59,142
                                                             ==========    ===========   ==========    ===========   ==========
For the Year Ended December 31, 2015
From operations:
   Dividends                                                 $   49,335    $   139,645   $   46,093    $   205,060   $   22,488
   Mortality and expense risk and administrative charges        (36,559)      (124,027)     (27,118)      (141,663)     (42,769)
                                                             ----------    -----------   ----------    -----------   ----------
   Net investment income (loss)                                  12,776         15,618       18,975         63,397      (20,281)
   Net realized gain (loss)                                     (21,374)       119,361        7,825        271,789      239,245
   Capital gain distribution from mutual funds                       --             --           --             --      126,902
   Change in unrealized appreciation (depreciation) of
     investments                                                (17,102)      (201,723)     (70,723)      (569,747)    (371,054)
                                                             ----------    -----------   ----------    -----------   ----------
Increase (decrease) in net assets from operations               (25,700)       (66,744)     (43,923)      (234,561)     (25,188)
                                                             ----------    -----------   ----------    -----------   ----------
From contract transactions:
   Payments received from contract owners                         3,726        203,672       16,532        239,804       30,933
   Payments for contract benefits or terminations              (406,630)    (1,188,147)    (388,196)    (1,225,660)    (523,602)
   Transfers between sub-accounts (including fixed
     account), net                                              140,068         68,310       55,264        (57,312)      38,102
   Contract maintenance charges                                    (573)       (38,104)        (587)       (60,294)        (847)
   Adjustments to net assets allocated to contracts in
     payout period                                                  351             --          854             --          645
                                                             ----------    -----------   ----------    -----------   ----------
Increase (decrease) in net assets from contract
  transactions                                                 (263,058)      (954,269)    (316,133)    (1,103,462)    (454,769)
                                                             ----------    -----------   ----------    -----------   ----------
Increase (decrease) in net assets                              (288,758)    (1,021,013)    (360,056)    (1,338,023)    (479,957)
Net assets at beginning of period                             2,283,775      8,189,779    1,862,039      9,497,621    3,011,410
                                                             ----------    -----------   ----------    -----------   ----------
Net assets at end of period                                  $1,995,017    $ 7,168,766   $1,501,983    $ 8,159,598   $2,531,453
                                                             ==========    ===========   ==========    ===========   ==========
Beginning units                                                 163,595        639,329      121,295        722,249       80,501
Units issued                                                     11,641         71,157        7,316         57,051        2,281
Units redeemed                                                  (30,528)      (132,727)     (27,653)      (123,606)     (14,225)
                                                             ----------    -----------   ----------    -----------   ----------
Ending units                                                    144,708        577,759      100,958        655,694       68,557
                                                             ==========    ===========   ==========    ===========   ==========

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                   SAST SA
                                                                     MFS
                                                                Massachusetts   SAST SA     SAST SA
                                                                  Investors    MFS Total   MFS Total   SAST Mid-    SAST Mid-
                                                                    Trust     Return Bond Return Bond  Cap Growth   Cap Growth
                                                                  Portfolio    Portfolio   Portfolio   Portfolio    Portfolio
                                                                   Class 3      Class 1     Class 3     Class 1      Class 3
                                                                ------------- ----------- -----------  ----------  -----------
For the Year Ended December 31, 2016
From operations:
   Dividends                                                     $   103,085  $   90,218  $   176,460  $       --  $        --
   Mortality and expense risk and administrative charges            (243,544)    (59,708)    (128,683)    (25,669)     (99,342)
                                                                 -----------  ----------  -----------  ----------  -----------
   Net investment income (loss)                                     (140,459)     30,510       47,777     (25,669)     (99,342)
   Net realized gain (loss)                                          658,132     142,961      348,709      78,892      193,465
   Capital gain distribution from mutual funds                     1,419,363     227,542      503,494     201,538      849,549
   Change in unrealized appreciation (depreciation) of
     investments                                                    (866,959)   (114,668)    (298,061)   (279,880)  (1,040,477)
                                                                 -----------  ----------  -----------  ----------  -----------
Increase (decrease) in net assets from operations                  1,070,077     286,345      601,919     (25,119)     (96,805)
                                                                 -----------  ----------  -----------  ----------  -----------
From contract transactions:
   Payments received from contract owners                            838,984     (69,234)     447,714      17,470      305,858
   Payments for contract benefits or terminations                 (1,183,609)   (320,309)  (1,076,803)    (91,458)    (497,901)
   Transfers between sub-accounts (including fixed
     account), net                                                   178,789    (164,814)     128,584      (4,077)     529,606
   Contract maintenance charges                                     (146,806)     (1,519)     (56,724)       (476)     (39,328)
   Adjustments to net assets allocated to contracts in payout
     period                                                              143     (19,275)         (68)         10           --
                                                                 -----------  ----------  -----------  ----------  -----------
Increase (decrease) in net assets from contract transactions        (312,499)   (575,151)    (557,297)    (78,531)     298,235
                                                                 -----------  ----------  -----------  ----------  -----------
Increase (decrease) in net assets                                    757,578    (288,806)      44,622    (103,650)     201,430
Net assets at beginning of period                                 16,001,847   4,004,049    8,831,787   1,811,710    6,702,105
                                                                 -----------  ----------  -----------  ----------  -----------
Net assets at end of period                                      $16,759,425  $3,715,243  $ 8,876,409  $1,708,060  $ 6,903,535
                                                                 ===========  ==========  ===========  ==========  ===========
Beginning units                                                      772,417     105,777      413,382      90,483      347,997
Units issued                                                          87,049       2,333       58,292       5,352       52,964
Units redeemed                                                       (79,791)    (16,751)     (65,973)     (9,401)     (37,408)
                                                                 -----------  ----------  -----------  ----------  -----------
Ending units                                                         779,675      91,359      405,701      86,434      363,553
                                                                 ===========  ==========  ===========  ==========  ===========
For the Year Ended December 31, 2015
From operations:
   Dividends                                                     $   104,088  $  101,712  $   197,251  $       --  $        --
   Mortality and expense risk and administrative charges            (263,307)    (68,221)    (139,691)    (30,909)    (109,379)
                                                                 -----------  ----------  -----------  ----------  -----------
   Net investment income (loss)                                     (159,219)     33,491       57,560     (30,909)    (109,379)
   Net realized gain (loss)                                          930,123     257,219      416,478     265,860      600,101
   Capital gain distribution from mutual funds                       830,405          --           --     142,420      531,304
   Change in unrealized appreciation (depreciation) of
     investments                                                  (1,863,908)   (363,066)    (668,726)   (329,604)    (893,989)
                                                                 -----------  ----------  -----------  ----------  -----------
Increase (decrease) in net assets from operations                   (262,599)    (72,356)    (194,688)     47,767      128,037
                                                                 -----------  ----------  -----------  ----------  -----------
From contract transactions:
   Payments received from contract owners                            534,660      73,198      240,179      21,114      321,524
   Payments for contract benefits or terminations                 (1,335,687)   (808,085)  (1,235,390)   (519,598)    (860,565)
   Transfers between sub-accounts (including fixed
     account), net                                                  (165,508)    (32,036)     (98,184)     11,748        7,726
   Contract maintenance charges                                     (145,420)     (1,658)     (57,502)       (643)     (41,225)
   Adjustments to net assets allocated to contracts in payout
     period                                                               --       1,089           89         316           --
                                                                 -----------  ----------  -----------  ----------  -----------
Increase (decrease) in net assets from contract transactions      (1,111,955)   (767,492)  (1,150,808)   (487,063)    (572,540)
                                                                 -----------  ----------  -----------  ----------  -----------
Increase (decrease) in net assets                                 (1,374,554)   (839,848)  (1,345,496)   (439,296)    (444,503)
Net assets at beginning of period                                 17,376,401   4,843,897   10,177,283   2,251,006    7,146,608
                                                                 -----------  ----------  -----------  ----------  -----------
Net assets at end of period                                      $16,001,847  $4,004,049  $ 8,831,787  $1,811,710  $ 6,702,105
                                                                 ===========  ==========  ===========  ==========  ===========
Beginning units                                                      801,890     125,454      439,734     114,030      375,599
Units issued                                                          71,165       7,290       40,390       3,756       51,213
Units redeemed                                                      (100,638)    (26,967)     (66,742)    (27,303)     (78,815)
                                                                 -----------  ----------  -----------  ----------  -----------
Ending units                                                         772,417     105,777      413,382      90,483      347,997
                                                                 ===========  ==========  ===========  ==========  ===========

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                         SAST SA
                                                                                          Janus       SAST SA        SAST SA
                                                               SAST Real   SAST Real     Focused      JPMorgan       JPMorgan
                                                                Estate      Estate       Growth       MFS Core       MFS Core
                                                               Portfolio   Portfolio    Portfolio  Bond Portfolio Bond Portfolio
                                                                Class 1     Class 3      Class 3      Class 1        Class 3
                                                              ----------  -----------  ----------  -------------- --------------
For the Year Ended December 31, 2016
From operations:
   Dividends                                                  $   36,796  $   232,669  $       --    $   27,624    $   814,061
   Mortality and expense risk and administrative charges         (23,974)    (183,982)    (76,063)      (22,369)      (732,462)
                                                              ----------  -----------  ----------    ----------    -----------
   Net investment income (loss)                                   12,822       48,687     (76,063)        5,255         81,599
   Net realized gain (loss)                                       56,977      582,492     198,057        28,448        (34,892)
   Capital gain distribution from mutual funds                    78,316      565,418     478,202            --             --
   Change in unrealized appreciation (depreciation) of
     investments                                                 (39,339)    (394,666)   (798,956)       (2,998)       599,625
                                                              ----------  -----------  ----------    ----------    -----------
Increase (decrease) in net assets from operations                108,776      801,931    (198,760)       30,705        646,332
                                                              ----------  -----------  ----------    ----------    -----------
From contract transactions:
   Payments received from contract owners                        (30,525)     124,915     138,368         2,233      3,375,796
   Payments for contract benefits or terminations                (90,096)    (940,037)   (387,050)     (244,075)    (3,309,768)
   Transfers between sub-accounts (including fixed
     account), net                                                (5,144)      17,530    (194,626)      (58,566)     5,006,101
   Contract maintenance charges                                     (345)     (99,063)    (40,540)         (467)      (535,180)
   Adjustments to net assets allocated to contracts in
     payout period                                                  (403)          14          --            24             82
                                                              ----------  -----------  ----------    ----------    -----------
Increase (decrease) in net assets from contract transactions    (126,513)    (896,641)   (483,848)     (300,851)     4,537,031
                                                              ----------  -----------  ----------    ----------    -----------
Increase (decrease) in net assets                                (17,737)     (94,710)   (682,608)     (270,146)     5,183,363
Net assets at beginning of period                              1,547,296   12,095,373   5,678,204     1,563,499     46,105,508
                                                              ----------  -----------  ----------    ----------    -----------
Net assets at end of period                                   $1,529,559  $12,000,663  $4,995,596    $1,293,353    $51,288,871
                                                              ==========  ===========  ==========    ==========    ===========
Beginning units                                                   45,797      672,903     341,200        55,260      2,959,341
Units issued                                                       1,913       75,159      40,897         1,694        748,312
Units redeemed                                                    (5,398)    (109,842)    (69,014)      (12,058)      (383,075)
                                                              ----------  -----------  ----------    ----------    -----------
Ending units                                                      42,312      638,220     313,083        44,896      3,324,578
                                                              ==========  ===========  ==========    ==========    ===========
For the Year Ended December 31, 2015
From operations:
   Dividends                                                  $   28,776  $   196,067  $       --    $   19,793    $   433,700
   Mortality and expense risk and administrative charges         (24,404)    (219,204)    (90,848)      (25,606)      (739,145)
                                                              ----------  -----------  ----------    ----------    -----------
   Net investment income (loss)                                    4,372      (23,137)    (90,848)       (5,813)      (305,445)
   Net realized gain (loss)                                       61,647    1,216,708     447,640        24,699         41,710
   Capital gain distribution from mutual funds                   150,062    1,214,021     269,770        39,066      1,104,131
   Change in unrealized appreciation (depreciation) of
     investments                                                (211,427)  (2,596,448)   (703,010)      (83,144)    (1,725,130)
                                                              ----------  -----------  ----------    ----------    -----------
Increase (decrease) in net assets from operations                  4,654     (188,856)    (76,448)      (25,192)      (884,734)
                                                              ----------  -----------  ----------    ----------    -----------
From contract transactions:
   Payments received from contract owners                         32,528      173,758     407,786            --      1,992,284
   Payments for contract benefits or terminations               (171,901)  (1,296,901)   (554,059)     (183,443)    (3,435,181)
   Transfers between sub-accounts (including fixed
     account), net                                                18,693     (541,309)     48,238       (46,674)      (729,269)
   Contract maintenance charges                                     (328)    (104,314)    (44,300)         (512)      (475,690)
   Adjustments to net assets allocated to contracts in
     payout period                                                   403          110          --            16             83
                                                              ----------  -----------  ----------    ----------    -----------
Increase (decrease) in net assets from contract transactions    (120,605)  (1,768,656)   (142,335)     (230,613)    (2,647,773)
                                                              ----------  -----------  ----------    ----------    -----------
Increase (decrease) in net assets                               (115,951)  (1,957,512)   (218,783)     (255,805)    (3,532,507)
Net assets at beginning of period                              1,663,247   14,052,885   5,896,987     1,819,304     49,638,015
                                                              ----------  -----------  ----------    ----------    -----------
Net assets at end of period                                   $1,547,296  $12,095,373  $5,678,204    $1,563,499    $46,105,508
                                                              ==========  ===========  ==========    ==========    ===========
Beginning units                                                   49,371      757,155     348,414        63,256      3,049,518
Units issued                                                       2,322      205,701      87,514         1,859        409,163
Units redeemed                                                    (5,896)    (289,953)    (94,728)       (9,855)      (499,340)
                                                              ----------  -----------  ----------    ----------    -----------
Ending units                                                      45,797      672,903     341,200        55,260      2,959,341
                                                              ==========  ===========  ==========    ==========    ===========

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                SAST SA      SAST SA        SAST
                                                               Legg Mason   Legg Mason   Schroder's   SAST Small   SAST Small
                                                                BW Large     BW Large    VCP Global   & Mid Cap     Company
                                                               Cap Value    Cap Value    Allocation     Value        Value
                                                               Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
                                                                Class 1      Class 3      Class 3      Class 3      Class 3
                                                              -----------  -----------  -----------  -----------  -----------
For the Year Ended December 31, 2016
From operations:
   Dividends                                                  $   111,986  $   131,634  $        --  $    30,602  $    51,421
   Mortality and expense risk and administrative charges         (188,754)    (316,522)    (182,994)    (360,736)    (169,035)
                                                              -----------  -----------  -----------  -----------  -----------
   Net investment income (loss)                                   (76,768)    (184,888)    (182,994)    (330,134)    (117,614)
   Net realized gain (loss)                                       (31,944)    (344,434)      16,839      441,794      813,542
   Capital gain distribution from mutual funds                  3,172,729    5,370,960      441,055    1,169,548    1,260,670
   Change in unrealized appreciation (depreciation) of
     investments                                               (1,555,834)  (2,314,889)     367,802    3,573,380      911,378
                                                              -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from operations               1,508,183    2,526,749      642,702    4,854,588    2,867,976
                                                              -----------  -----------  -----------  -----------  -----------
From contract transactions:
   Payments received from contract owners                         (44,867)     503,420   18,548,750      724,650      238,307
   Payments for contract benefits or terminations              (1,269,302)  (2,134,821)    (291,558)  (1,934,010)    (696,069)
   Transfers between sub-accounts (including fixed
     account), net                                               (361,672)    (741,783)  15,183,090   (2,498,552)   1,424,508
   Contract maintenance charges                                    (4,082)    (135,920)    (162,227)    (197,519)     (92,701)
   Adjustments to net assets allocated to contracts in
     payout period                                                 (3,604)          --           --          113           --
                                                              -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from contract transactions   (1,683,527)  (2,509,104)  33,278,055   (3,905,318)     874,045
                                                              -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets                                (175,344)      17,645   33,920,757      949,270    3,742,021
Net assets at beginning of period                              12,984,128   21,388,717           --   23,018,655    9,666,795
                                                              -----------  -----------  -----------  -----------  -----------
Net assets at end of period                                   $12,808,784  $21,406,362  $33,920,757  $23,967,925  $13,408,816
                                                              ===========  ===========  ===========  ===========  ===========
Beginning units                                                   249,773      869,634           --    1,075,854      728,098
Units issued                                                        3,671       67,001    3,227,951       72,212      233,339
Units redeemed                                                    (35,145)    (128,764)     (97,462)    (221,678)    (177,556)
                                                              -----------  -----------  -----------  -----------  -----------
Ending units                                                      218,299      807,871    3,130,489      926,388      783,881
                                                              ===========  ===========  ===========  ===========  ===========
For the Year Ended December 31, 2015
From operations:
   Dividends                                                  $    70,774  $    54,704  $        --  $    78,352  $     5,934
   Mortality and expense risk and administrative charges         (217,258)    (358,803)          --     (393,961)    (161,631)
                                                              -----------  -----------  -----------  -----------  -----------
   Net investment income (loss)                                  (146,484)    (304,099)          --     (315,609)    (155,697)
   Net realized gain (loss)                                       439,622      652,806           --      784,977      566,729
   Capital gain distribution from mutual funds                  2,161,281    3,580,867           --    3,589,137      746,257
   Change in unrealized appreciation (depreciation) of
     investments                                               (2,448,566)  (3,993,343)          --   (5,890,152)  (2,092,428)
                                                              -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from operations                   5,853      (63,769)          --   (1,831,647)    (935,139)
                                                              -----------  -----------  -----------  -----------  -----------
From contract transactions:
   Payments received from contract owners                         257,415      674,214           --      459,239      320,538
   Payments for contract benefits or terminations              (2,289,345)  (3,351,347)          --   (2,537,692)  (1,158,152)
   Transfers between sub-accounts (including fixed
     account), net                                                (76,028)    (790,064)          --      588,655      346,319
   Contract maintenance charges                                    (4,428)    (142,533)          --     (195,956)     (89,341)
   Adjustments to net assets allocated to contracts in
     payout period                                                  4,083           --           --          111           --
                                                              -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from contract transactions   (2,108,303)  (3,609,730)          --   (1,685,643)    (580,636)
                                                              -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets                              (2,102,450)  (3,673,499)          --   (3,517,290)  (1,515,775)
Net assets at beginning of period                              15,086,578   25,062,216           --   26,535,945   11,182,570
                                                              -----------  -----------  -----------  -----------  -----------
Net assets at end of period                                   $12,984,128  $21,388,717  $        --  $23,018,655  $ 9,666,795
                                                              ===========  ===========  ===========  ===========  ===========
Beginning units                                                   289,589      943,445           --    1,127,484      767,535
Units issued                                                        6,291       80,627           --      117,198       80,943
Units redeemed                                                    (46,107)    (154,438)          --     (168,828)    (120,380)
                                                              -----------  -----------  -----------  -----------  -----------
Ending units                                                      249,773      869,634           --    1,075,854      728,098
                                                              ===========  ===========  ===========  ===========  ===========

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                 SAST SA T.
                                                                 Rowe Price                            SAST        SAST
                                                                    VCP         SAST       SAST       Telecom     Telecom
                                                                  Balanced   Technology Technology    Utility     Utility
                                                                 Portfolio   Portfolio  Portfolio    Portfolio   Portfolio
                                                                  Class 3     Class 1    Class 3      Class 1     Class 3
                                                                -----------  ---------- ----------  ----------  ----------
For the Year Ended December 31, 2016
From operations:
   Dividends                                                    $   164,225   $     --  $       --  $   22,937  $   39,230
   Mortality and expense risk and administrative charges           (288,826)    (3,102)    (36,231)    (11,916)    (21,817)
                                                                -----------   --------  ----------  ----------  ----------
   Net investment income (loss)                                    (124,601)    (3,102)    (36,231)     11,021      17,413
   Net realized gain (loss)                                          27,947     23,134     140,396      27,793      35,546
   Capital gain distribution from mutual funds                           --         --          --      16,134      30,348
   Change in unrealized appreciation (depreciation) of
     investments                                                    660,889      8,987     214,546      13,137      31,526
                                                                -----------   --------  ----------  ----------  ----------
Increase (decrease) in net assets from operations                   564,235     29,019     318,711      68,085     114,833
                                                                -----------   --------  ----------  ----------  ----------
From contract transactions:
   Payments received from contract owners                        30,065,710        280     210,281     (13,327)    156,521
   Payments for contract benefits or terminations                  (430,672)   (27,377)   (113,582)    (91,247)    (74,920)
   Transfers between sub-accounts (including fixed account),
     net                                                         28,855,050     22,357    (192,285)     25,776      14,791
   Contract maintenance charges                                    (265,891)       (73)     (9,747)       (246)     (7,970)
   Adjustments to net assets allocated to contracts in payout
     period                                                              --         --          --          (9)        (13)
                                                                -----------   --------  ----------  ----------  ----------
Increase (decrease) in net assets from contract transactions     58,224,197     (4,813)   (105,333)    (79,053)     88,409
                                                                -----------   --------  ----------  ----------  ----------
Increase (decrease) in net assets                                58,788,432     24,206     213,378     (10,968)    203,242
Net assets at beginning of period                                        --    202,176   2,393,391     765,254   1,292,460
                                                                -----------   --------  ----------  ----------  ----------
Net assets at end of period                                     $58,788,432   $226,382  $2,606,769  $  754,286  $1,495,702
                                                                ===========   ========  ==========  ==========  ==========
Beginning units                                                          --     50,733     369,502      35,560      77,409
Units issued                                                      5,693,479      8,302      20,387       2,515      18,437
Units redeemed                                                     (136,423)    (9,667)    (53,217)     (5,890)    (12,704)
                                                                -----------   --------  ----------  ----------  ----------
Ending units                                                      5,557,056     49,368     336,672      32,185      83,142
                                                                ===========   ========  ==========  ==========  ==========
For the Year Ended December 31, 2015
From operations:
   Dividends                                                    $        --   $     --  $       --  $   41,967  $   63,298
   Mortality and expense risk and administrative charges                 --     (3,083)    (32,310)    (14,029)    (20,874)
                                                                -----------   --------  ----------  ----------  ----------
   Net investment income (loss)                                          --     (3,083)    (32,310)     27,938      42,424
   Net realized gain (loss)                                              --     12,933     225,582     100,836      82,081
   Change in unrealized appreciation (depreciation) of
     investments                                                         --      6,913     (39,164)   (250,036)   (312,671)
                                                                -----------   --------  ----------  ----------  ----------
Increase (decrease) in net assets from operations                        --     16,763     154,108    (121,262)   (188,166)
                                                                -----------   --------  ----------  ----------  ----------
From contract transactions:
   Payments received from contract owners                                --        130     230,362      20,814      89,207
   Payments for contract benefits or terminations                        --     (8,591)   (204,185)   (163,147)   (158,384)
   Transfers between sub-accounts (including fixed account),
     net                                                                 --     (6,650)    283,336      (6,411)    113,097
   Contract maintenance charges                                          --        (73)     (8,212)       (287)     (7,628)
   Adjustments to net assets allocated to contracts in payout
     period                                                              --         --          --          20          --
                                                                -----------   --------  ----------  ----------  ----------
Increase (decrease) in net assets from contract transactions             --    (15,184)    301,301    (149,011)     36,292
                                                                -----------   --------  ----------  ----------  ----------
Increase (decrease) in net assets                                        --      1,579     455,409    (270,273)   (151,874)
Net assets at beginning of period                                        --    200,597   1,937,982   1,035,527   1,444,334
                                                                -----------   --------  ----------  ----------  ----------
Net assets at end of period                                     $        --   $202,176  $2,393,391  $  765,254  $1,292,460
                                                                ===========   ========  ==========  ==========  ==========
Beginning units                                                          --     54,578     382,935      41,689      73,372
Units issued                                                             --      1,862      85,495       7,699      15,226
Units redeemed                                                           --     (5,707)    (98,928)    (13,828)    (11,189)
                                                                -----------   --------  ----------  ----------  ----------
Ending units                                                             --     50,733     369,502      35,560      77,409
                                                                ===========   ========  ==========  ==========  ==========

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                     SAST VCP
                                                                                     Managed
                                                                                      Asset        SAST VCP
                                                          SAST Ultra   SAST Ultra   Allocation   Total Return   SAST VCP
                                                          Short Bond   Short Bond      SAST        Balanced       Value
                                                          Portfolio    Portfolio    Portfolio     Portfolio     Portfolio
                                                           Class 1      Class 3      Class 3       Class 3       Class 3
                                                         -----------  -----------  ------------  ------------ ------------
For the Year Ended December 31, 2016
From operations:
   Dividends                                             $        --  $        --  $    653,634  $        --  $    591,060
   Mortality and expense risk and administrative
     charges                                                 (23,567)    (175,208)   (1,215,557)    (989,822)   (1,287,545)
                                                         -----------  -----------  ------------  -----------  ------------
   Net investment income (loss)                              (23,567)    (175,208)     (561,923)    (989,822)     (696,485)
   Net realized gain (loss)                                   (4,100)     (39,069)      232,387       57,370       587,383
   Capital gain distribution from mutual funds                    --           --       920,934           --        10,370
   Change in unrealized appreciation (depreciation) of
     investments                                               2,726       (1,491)    4,655,551    4,753,395     9,190,789
                                                         -----------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from operations            (24,941)    (215,768)    5,246,949    3,820,943     9,092,057
                                                         -----------  -----------  ------------  -----------  ------------
From contract transactions:
   Payments received from contract owners                      9,413    1,315,888    29,511,378   25,998,097    23,363,434
   Payments for contract benefits or terminations           (184,062)  (1,890,755)   (2,357,685)  (2,007,240)   (2,220,406)
   Transfers between sub-accounts (including fixed
     account), net                                          (177,681)   3,952,055    23,364,731   17,235,682    24,069,013
   Contract maintenance charges                               (1,035)    (114,673)   (1,202,136)    (976,917)   (1,238,165)
   Adjustments to net assets allocated to contracts in
     payout period                                               102           28            --           --            --
                                                         -----------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from contract
  transactions                                              (353,263)   3,262,543    49,316,288   40,249,622    43,973,876
                                                         -----------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets                           (378,204)   3,046,775    54,563,237   44,070,565    53,065,933
Net assets at beginning of period                          1,679,881    8,320,058    57,444,371   48,251,949    65,110,889
                                                         -----------  -----------  ------------  -----------  ------------
Net assets at end of period                              $ 1,301,677  $11,366,833  $112,007,608  $92,322,514  $118,176,822
                                                         ===========  ===========  ============  ===========  ============
Beginning units                                              137,987      801,895     4,896,904    4,493,484     5,755,824
Units issued                                                  10,659    1,969,978     4,712,454    4,184,742     4,906,962
Units redeemed                                               (39,990)  (1,609,802)     (562,614)    (516,147)   (1,009,300)
                                                         -----------  -----------  ------------  -----------  ------------
Ending units                                                 108,656    1,162,071     9,046,744    8,162,079     9,653,486
                                                         ===========  ===========  ============  ===========  ============
For the Year Ended December 31, 2015
From operations:
   Dividends                                             $        --  $        --  $         --  $        --  $     88,744
   Mortality and expense risk and administrative
     charges                                                 (33,176)    (116,005)     (510,952)    (457,946)     (530,795)
                                                         -----------  -----------  ------------  -----------  ------------
   Net investment income (loss)                              (33,176)    (116,005)     (510,952)    (457,946)     (442,051)
   Net realized gain (loss)                                  (16,356)     (61,348)      142,442       20,200       101,895
   Capital gain distribution from mutual funds                    --           --            --        9,187            --
   Change in unrealized appreciation (depreciation) of
     investments                                              11,677       25,826      (908,922)  (1,666,010)   (1,579,243)
                                                         -----------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from operations            (37,855)    (151,527)   (1,277,432)  (2,094,569)   (1,919,399)
                                                         -----------  -----------  ------------  -----------  ------------
From contract transactions:
   Payments received from contract owners                      1,888    1,421,170    31,556,460   26,007,068    37,783,308
   Payments for contract benefits or terminations           (552,444)  (2,648,776)     (828,903)    (757,394)     (775,859)
   Transfers between sub-accounts (including fixed
     account), net                                          (523,158)   2,808,108     9,289,857    8,802,666    13,461,081
   Contract maintenance charges                               (1,260)     (50,068)     (460,750)    (413,451)     (469,820)
   Adjustments to net assets allocated to contracts in
     payout period                                                98           25            --           --            --
                                                         -----------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets from contract
  transactions                                            (1,074,876)   1,530,459    39,556,664   33,638,889    49,998,710
                                                         -----------  -----------  ------------  -----------  ------------
Increase (decrease) in net assets                         (1,112,731)   1,378,932    38,279,232   31,544,320    48,079,311
Net assets at beginning of period                          2,792,612    6,941,126    19,165,139   16,707,629    17,031,578
                                                         -----------  -----------  ------------  -----------  ------------
Net assets at end of period                              $ 1,679,881  $ 8,320,058  $ 57,444,371  $48,251,949  $ 65,110,889
                                                         ===========  ===========  ============  ===========  ============
Beginning units                                              225,453      627,353     1,590,362    1,475,825     1,451,083
Units issued                                                  22,066      627,533     3,594,413    3,203,319     4,569,319
Units redeemed                                              (109,532)    (452,991)     (287,871)    (185,660)     (264,578)
                                                         -----------  -----------  ------------  -----------  ------------
Ending units                                                 137,987      801,895     4,896,904    4,493,484     5,755,824
                                                         ===========  ===========  ============  ===========  ============

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                                      VALIC
                                                                     UIF Global     Company I      VALIC      VALIC      VALIC
                                                                   Infrastructure International  Company I  Company I  Company I
                                                                     Portfolio    Equities Index  Mid Cap   Nasdaq-100 Small Cap
                                                                      Class II         Fund      Index Fund Index Fund Index Fund
                                                                   -------------- -------------- ---------- ---------- ----------
For the Year Ended December 31, 2016
From operations:
   Dividends                                                          $   321        $  2,702     $  3,287   $    --   $   2,036
   Mortality and expense risk and administrative charges                 (242)         (1,225)      (3,579)      (31)     (2,159)
                                                                      -------        --------     --------   -------   ---------
   Net investment income (loss)                                            79           1,477         (292)      (31)       (123)
   Net realized gain (loss)                                              (254)            (56)      (1,061)       --       3,499
   Capital gain distribution from mutual funds                            930              --       25,081        --      11,668
   Change in unrealized appreciation (depreciation) of
     investments                                                        1,009            (730)      35,264        16      25,768
                                                                      -------        --------     --------   -------   ---------
Increase (decrease) in net assets from operations                       1,764             691       58,992       (15)     40,812
                                                                      -------        --------     --------   -------   ---------
From contract transactions:
   Payments received from contract owners                              21,305              --       91,478    38,567      68,994
   Payments for contract benefits or terminations                          --              --       (5,278)       --        (419)
   Transfers between sub-accounts (including fixed account), net        1,089           8,317       34,394      (131)   (111,513)
   Contract maintenance charges                                            --              (5)         (26)       --         (15)
                                                                      -------        --------     --------   -------   ---------
Increase (decrease) in net assets from contract transactions           22,394           8,312      120,568    38,436     (42,953)
                                                                      -------        --------     --------   -------   ---------
Increase (decrease) in net assets                                      24,158           9,003      179,560    38,421      (2,141)
Net assets at beginning of period                                      14,595          95,176      254,978        --     153,697
                                                                      -------        --------     --------   -------   ---------
Net assets at end of period                                           $38,753        $104,179     $434,538   $38,421   $ 151,556
                                                                      =======        ========     ========   =======   =========
Beginning units                                                         1,711          10,175       25,150        --      14,991
Units issued                                                            2,483             997       12,199     3,386       8,026
Units redeemed                                                           (104)            (37)      (1,270)      (11)    (10,355)
                                                                      -------        --------     --------   -------   ---------
Ending units                                                            4,090          11,135       36,079     3,375      12,662
                                                                      =======        ========     ========   =======   =========
For the Year Ended December 31, 2015
From operations:
   Dividends                                                          $   147        $     --     $     --   $    --   $      --
   Mortality and expense risk and administrative charges                  (97)           (242)        (295)       --        (174)
                                                                      -------        --------     --------   -------   ---------
   Net investment income (loss)                                            50            (242)        (295)       --        (174)
   Net realized gain (loss)                                               (20)              4           10        --          16
   Capital gain distribution from mutual funds                            976              --           --        --          --
   Change in unrealized appreciation (depreciation) of
     investments                                                       (2,819)         (1,638)      (6,336)       --      (4,788)
                                                                      -------        --------     --------   -------   ---------
Increase (decrease) in net assets from operations                      (1,813)         (1,876)      (6,621)       --      (4,946)
                                                                      -------        --------     --------   -------   ---------
From contract transactions:
   Payments received from contract owners                               8,419          82,182      248,583        --     145,508
   Payments for contract benefits or terminations                          --              --         (397)       --        (397)
   Transfers between sub-accounts (including fixed account), net        7,989          14,870       13,413        --      13,532
                                                                      -------        --------     --------   -------   ---------
Increase (decrease) in net assets from contract transactions           16,408          97,052      261,599        --     158,643
                                                                      -------        --------     --------   -------   ---------
Increase (decrease) in net assets                                      14,595          95,176      254,978        --     153,697
                                                                      -------        --------     --------   -------   ---------
Net assets at end of period                                           $14,595        $ 95,176     $254,978   $    --   $ 153,697
                                                                      =======        ========     ========   =======   =========
Units issued                                                            1,711          10,194       25,198        --      15,030
Units redeemed                                                             --             (19)         (48)       --         (39)
                                                                      -------        --------     --------   -------   ---------
Ending units                                                            1,711          10,175       25,150        --      14,991
                                                                      =======        ========     ========   =======   =========

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS


                                                                        VALIC
                                                                      Company I
                                                                     Stock Index
                                                                        Fund
                                                                     -----------
For the Year Ended December 31, 2016
From operations:
   Dividends                                                          $ 15,382
   Mortality and expense risk and administrative charges                (8,455)
                                                                      --------
   Net investment income (loss)                                          6,927
   Net realized gain (loss)                                             (1,147)
   Capital gain distribution from mutual funds                          44,985
   Change in unrealized appreciation (depreciation) of investments      32,350
                                                                      --------
Increase (decrease) in net assets from operations                       83,115
                                                                      --------
From contract transactions:
   Payments received from contract owners                              132,805
   Payments for contract benefits or terminations                       (5,125)
   Transfers between sub-accounts (including fixed account), net       100,185
   Contract maintenance charges                                            (25)
                                                                      --------
Increase (decrease) in net assets from contract transactions           227,840
                                                                      --------
Increase (decrease) in net assets                                      310,955
Net assets at beginning of period                                      591,309
                                                                      --------
Net assets at end of period                                           $902,264
                                                                      ========
Beginning units                                                         56,826
Units issued                                                            22,807
Units redeemed                                                            (932)
                                                                      --------
Ending units                                                            78,701
                                                                      ========
For the Year Ended December 31, 2015
From operations:
   Mortality and expense risk and administrative charges                  (947)
                                                                      --------
   Net investment income (loss)                                           (947)
   Net realized gain (loss)                                                 (5)
   Change in unrealized appreciation (depreciation) of investments      (3,639)
                                                                      --------
Increase (decrease) in net assets from operations                       (4,591)
                                                                      --------
From contract transactions:
   Payments received from contract owners                              454,893
   Payments for contract benefits or terminations                         (406)
   Transfers between sub-accounts (including fixed account), net       141,413
                                                                      --------
Increase (decrease) in net assets from contract transactions           595,900
                                                                      --------
Increase (decrease) in net assets                                      591,309
                                                                      --------
Net assets at end of period                                           $591,309
                                                                      ========
Units issued                                                            56,924
Units redeemed                                                             (98)
                                                                      --------
Ending units                                                            56,826
                                                                      ========

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS

1. Organization

FS Variable Separate Account (the Separate Account) is a segregated investment account established by The United States Life Insurance Company in the City of New York (the Company) to receive and invest premium payments from variable annuity contracts issued by the Company. The Company is a wholly owned subsidiary of AGC Life Insurance Company, an indirect, wholly owned subsidiary of American International Group, Inc. (AIG).

The Separate Account includes the following variable annuity products:

FSA Advisor               FSA Polaris II A-Class Platinum Series
FSA Polaris               FSA Polaris Platinum III
FSA Polaris Advantage     FSA Polaris Platinum O-Series
FSA Polaris Advantage II  FSA Polaris Preferred Solution
FSA Polaris Choice        FSA Polaris Retirement Protector
FSA Polaris Choice III    FSA WM Diversified Strategies III
FSA Polaris Choice IV     Polaris Select Investor
FSA Polaris II

The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms, and financial institutions. The distributor of the Separate Account is AIG Capital Services, Inc., an affiliate of the Company. No underwriting fees are paid in connection with the distribution of these contracts.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The Separate Account consists of various sub-accounts. Each sub-account invests all its investible assets in a corresponding eligible mutual fund, which is registered under the 1940 Act as open-ended management investment companies. The names in bold in the table below are the diversified, open-ended investment companies and the names below them are the names of the sub-accounts/corresponding eligible mutual funds. Collectively, all of the mutual funds are referred to as "Funds" throughout these financial statements.

For each sub-account, the financial statements are comprised of a statement of assets and liabilities as of December 31, 2016 and related statements of operations and changes in net assets for each of the years in the period then ended, all periods to reflect a full twelve month period, except as noted below.

American Fund Insurance Series
(American Funds)
American Funds Asset Allocation Fund   American Funds Global Growth
Class 2                                Portfolio Class 4/(w)/
American Funds Asset Allocation        American Funds Growth Fund Class 2
Portfolio Class 4/(w)/
American Funds Bond Class 4/(v)/       American Funds Growth-Income Fund
                                       Class 2
American Funds Global Bond             American Funds Growth-Income
Class 4/(v)/                           Portfolio Class 4/(w)/
American Funds Global Growth Fund      American Funds Insurance Series
Class 2                                Class 4

Anchor Series Trust (AST)/(b)/
AST Asset Allocation Portfolio Class 1 AST Growth Portfolio Class 1
AST Asset Allocation Portfolio Class 3 AST Growth Portfolio Class 3
AST Capital Appreciation Portfolio     AST SA BlackRock Multi-Asset Income
Class 1                                Portfolio Class 3/(l)(m)/
AST Capital Appreciation Portfolio     AST Natural Resources Portfolio
Class 3                                Class 1
AST Government and Quality Bond        AST Natural Resources Portfolio
Portfolio Class 1                      Class 3
AST Government and Quality Bond        AST Strategic Multi-Asset Portfolio
Portfolio Class 3                      Class 3/(l)/

BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund  BlackRock iShares Dynamic Allocation
Class III                              V.I. Fund Class III
BlackRock iShares Alternative          BlackRock iShares Dynamic Fixed
Strategies V.I. Fund Class III         Income V.I. Fund Class III

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


Columbia Funds Variable Insurance
Trust I (Columbia VP)
Columbia VP Income Opportunities Fund  Columbia VP Limited Duration Credit
Class 1                                Fund Class 2
Columbia VP Large Cap Growth Fund      Columbia VP Large Cap Growth Fund III
Class 1/(a)/                           Class 1/(a)/

Franklin Templeton Variable Insurance
Products Trust (FTVIP)
FTVIP Franklin Founding Funds          FTVIP Franklin Strategic Income VIP
Allocation VIP Fund Class 2            Fund Class 2
FTVIP Franklin Income VIP Fund Class 2 FTVIP Templeton Global Bond VIP Fund
                                       Class 2/(v)/
FTVIP Franklin Rising Dividends VIP
Fund Class 2/(v)/

Goldman Sachs Variable Insurance
Trust (Goldman Sachs VIT)
Goldman Sachs VIT Global Trends        Goldman Sachs VIT Multi-Strategy
Allocation Fund Service Class/(n)/     Alternatives Portfolio Adv Class
Goldman Sachs VIT Government Money     Goldman Sachs VIT Strategic Income
Market Fund Service Class/(i)/         Fund Adv Class

Invesco Variable Insurance Funds
(Invesco V.I.)
Invesco V.I. American Franchise Fund   Invesco V.I. Comstock Fund Series II
Series II
Invesco V.I. Balanced-Risk Allocation  Invesco V.I. Growth and Income Fund
Fund Series II                         Series II

Ivy Funds Variable Insurance
Portfolios (Ivy Funds VIP)
Ivy VIP Asset Strategy Class A/(o)/

Lord Abbett Series Fund, Inc. (Lord
Abbett Fund)
Lord Abbett Fund Bond Debenture        Lord Abbett Fund Mid Cap Stock
Portfolio Class VC                     Portfolio Class VC
Lord Abbett Fund Fundamental Equity    Lord Abbett Fund Short Duration
Portfolio Class VC                     Portfolio Class VC
Lord Abbett Fund Growth and Income
Portfolio Class VC

Neuberger Berman Advisers Management
Trust (Neuberger Berman AMT)
Neuberger Berman AMT Absolute Return
Multi-Manager Fund Port S Class

PIMCO Variable Insurance Trust (PIMCO
VIT)
PIMCO VIT All Asset Portfolio Adv      PIMCO VIT Unconstrained Bond
Class                                  Portfolio Adv Class
PIMCO VIT Emerging Markets Bond
Portfolio Adv Class

Principal Variable Contracts Funds,
Inc. (Principal)
Principal Diversified International    Principal PVC SmallCap Account Class
Account Class 2                        2/(j)(p)/
Principal Equity Income Account        Principal Real Estate Securities
Class 2                                Account Class 2
Principal Government & High Quality    Principal SAM Balanced Portfolio
Bond Account Class 2                   Class 2
Principal Income Account Class 2       Principal SAM Conservative Balanced
                                       Portfolio Class 2
Principal LargeCap Growth Account      Principal SAM Conservative Growth
Class 2                                Portfolio Class 2
Principal Money Market Account         Principal SAM Flexible Income
Class 2/(c)/                           Portfolio Class 2
Principal PVC Capital Appreciation     Principal SAM Strategic Growth
Account Class 2/(h)/                   Portfolio Class 2
Principal PVC MidCap Blend Acct        Principal Short-Term Income Account
Class 2                                Class 2

Seasons Series Trust (SST)/(b)/
SST Allocation Balanced Portfolio      SST SA Columbia Focused Value
Class 3                                Portfolio Class 3/(u)/
SST Allocation Growth Portfolio        SST International Equity Portfolio
Class 3                                Class 3
SST Allocation Moderate Growth         SST Large Cap Growth Portfolio Class 3
Portfolio Class 3
SST Allocation Moderate Portfolio      SST Mid Cap Growth Portfolio Class 3
Class 3
SST Asset Allocation Diversified       SST Mid Cap Value Portfolio Class 3
Growth Portfolio Class 3
SST Diversified Fixed Income           SST Real Return Portfolio Class 3
Portfolio Class 3
SST SA Columbia Focused Growth         SST Stock Portfolio Class 3
Portfolio Class 3/(t)/

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


SunAmerica Series Trust (SAST)/(b)/
SAST Aggressive Growth Portfolio       SAST Growth-Income Portfolio Class 1
Class 1
SAST Aggressive Growth Portfolio       SAST Growth-Income Portfolio Class 3
Class 3
SAST SA AB Growth Portfolio            SAST High-Yield Bond Portfolio Class 1
Class 1/(q)/
SAST SA AB Growth Portfolio            SAST High-Yield Bond Portfolio Class 3
Class 3/(q)/
SAST American Funds Asset Allocation   SAST International Diversified
Portfolio Class 3                      Equities Portfolio Class 1
SAST American Funds Global Growth      SAST International Diversified
Portfolio Class 3                      Equities Portfolio Class 3
SAST American Funds Growth Portfolio   SAST International Growth and Income
Class 3                                Portfolio Class 1
SAST American Funds Growth-Income      SAST International Growth and Income
Portfolio Class 3                      Portfolio Class 3
SAST Balanced Portfolio Class 1        SAST SA MFS Massachusetts Investors
                                       Trust Portfolio Class 1/(r)/
SAST Balanced Portfolio Class 3        SAST SA MFS Massachusetts Investors
                                       Trust Portfolio Class 3/(r)/
SAST BlackRock VCP Global Multi-Asset  SAST SA MFS Total Return Bond
Portfolio Class 3/(k)/                 Portfolio Class 1/(s)/
SAST Blue Chip Growth Portfolio        SAST SA MFS Total Return Bond
Class 1                                Portfolio Class 3/(s)/
SAST Blue Chip Growth Portfolio        SAST Mid-Cap Growth Portfolio Class 1
Class 3
SAST Capital Growth Portfolio Class 1 SAST Mid-Cap Growth Portfolio Class 3 SAST Capital Growth Portfolio Class 3 SAST Real Estate Portfolio Class 1 SAST Corporate Bond Portfolio Class 1 SAST Real Estate Portfolio Class 3 SAST Corporate Bond Portfolio Class 3 SAST SA Janus Focused Growth
                                       Portfolio Class 3/(f)/
SAST Dogs of Wall Street Portfolio     SAST SA JPMorgan MFS Core Bond
Class 1                                Portfolio Class 1/(g)/
SAST Dogs of Wall Street Portfolio     SAST SA JPMorgan MFS Core Bond
Class 3                                Portfolio Class 3/(g)/
SAST Dynamic Allocation Portfolio      SAST SA Legg Mason BW Large Cap Value
Class 3                                Portfolio Class 1
SAST Dynamic Strategy Portfolio        SAST SA Legg Mason BW Large Cap Value
Class 3                                Portfolio Class 3
SAST Emerging Markets Portfolio        SAST Schroder's VCP Global Allocation
Class 1                                Portfolio Class 3/(k)/
SAST Emerging Markets Portfolio        SAST Small & Mid Cap Value Portfolio
Class 3                                Class 3
SAST Equity Opportunities Portfolio    SAST Small Company Value Portfolio
Class 1                                Class 3
SAST Equity Opportunities Portfolio    SAST SA T. Rowe Price VCP Balanced
Class 3                                Portfolio Class 3/(k)/
SAST Foreign Value Portfolio Class 3   SAST Technology Portfolio Class 1
SAST Fundamental Growth Portfolio      SAST Technology Portfolio Class 3
Class 1
SAST Fundamental Growth Portfolio      SAST Telecom Utility Portfolio Class 1
Class 3
SAST Global Bond Portfolio Class 1     SAST Telecom Utility Portfolio Class 3
SAST Global Bond Portfolio Class 3     SAST Ultra Short Bond Portfolio
                                       Class 1/(d)/
SAST Global Equities Portfolio Class 1 SAST Ultra Short Bond Portfolio
                                       Class 3/(d)/
SAST Global Equities Portfolio Class 3 SAST VCP Managed Asset Allocation
                                       SAST Portfolio Class 3
SAST Growth Opportunities Portfolio    SAST VCP Total Return Balanced
Class 1                                Portfolio Class 3
SAST Growth Opportunities Portfolio    SAST VCP Value Portfolio Class 3
Class 3

The Universal Institutional Funds,
Inc. (UIF)
UIF Global Infrastructure Portfolio
Class II/(a)/

VALIC Company I/(e)/
VALIC Company I International          VALIC Company I Small Cap Index Fund
Equities Index Fund
VALIC Company I Mid Cap Index Fund     VALIC Company I Stock Index Fund
VALIC Company I Nasdaq-100 Index Fund

(a) The Columbia VP Large Cap Growth Fund III (formerly Columbia VP Marsico Focused Equities Fund), in operation for the period January 1, 2015 to April 29, 2016, merged into the Columbia VP Large Cap Growth Fund, in operation for the period April 29, 2016 to December 31, 2016.
(b) These are affiliated investment companies. SunAmerica Asset Management Corp., an affiliate of the Company, serves as the investment advisor to Anchor Series Trust, Seasons Series Trust, and SunAmerica Series Trust.
(c) For the period January 1, 2015 to April 8, 2016 (cessation of operations).
(d) Formerly SAST Cash Management Portfolio.
(e) VALIC Company I is an affiliated investment company. The Variable Annuity Life Insurance Company (VALIC), an affiliate of the Company, serves as the investment advisor to VALIC Company I. VALIC Retirement Services Company, a direct, wholly owned subsidiary of VALIC, serves as the transfer agent and accounting services agent to VALIC Company I. SunAmerica Asset Management LLC (SAAMCO), an affiliate of the Company, serves as investment sub-advisor to certain underlying mutual funds of VALIC Company I.
(f) Formerly SAST SA Marsico Focused Growth Portfolio.
(g) Formerly SAST Total Return Bond Portfolio.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(h) The Principal LargeCap Blend Account II, in operation for the period January 1, 2015 to April 17, 2015, merged into Principal PVC Capital Appreciation Account, in operation for the period April 17, 2015 to December 31, 2016.
(i) For the period May 2, 2016 (commencement of operations) to December 31,
    2016.
(j) For the period January 1, 2015 to April 17, 2015 (cessation of operations).
(k) For the period January 25, 2016 (commencement of operations) to
    December 31, 2016.
(l) For the period September 26, 2016 (commencement of operations) to
    December 31, 2016.
(m) Formerly AST Multi-Asset Portfolio.
(n) Formerly Global Markets Navigator Fund.
(o) Formerly Ivy Funds VIP Asset Strategy.
(p) Formerly PVC SmallCap Blend Account.
(q) Formerly SAST Alliance Growth Portfolio.
(r) Formerly SAST MFS Massachusetts Investors Trust Portfolio.
(s) Formerly SAST MFS Total Return Portfolio.
(t) Formerly SST Focus Growth Portfolio.
(u) Formerly SST Focus Value Portfolio.
(v) For the period October 5, 2015 (commencement of operations) to December 31, 2016.
(w) For the period June 29, 2015 (commencement of operations) to December 31, 2016.

In addition to the sub-accounts above, a contract owner may allocate contract funds to a fixed account, which is part of the Company's general account. Contract owners should refer to the product prospectus for the available Funds and fixed account.

The assets of the Separate Account are segregated from the Company's assets. The operations of the Separate Account are part the Company. Net premiums from the contracts are allocated to the sub-accounts and invested in the Funds in accordance with contract owner instructions and are recorded as contract transactions in the Statements of Operations and Changes in Net Assets.

2. Summary of Significant Accounting Policy

The financial statements of the Separate Account have been prepared in conformity with accounting principles generally accepted in the United States
(GAAP). The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires the application of accounting policies that often involve a significant degree of judgment. These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from assumptions used, the financial statements of the Separate Account could be materially affected.

Investments: Investments in mutual funds are valued at their closing net asset value per share as determined by the respective mutual funds, which value their securities at fair value. Purchases and sales of shares of the Funds are made at the net asset values of such Funds. Transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are recognized at the date of sale and are determined on a first-in, first-out basis. Dividends and capital gain distributions from the Funds are recorded on the ex-dividend date and reinvested upon receipt.

Reserves for Annuity Contracts in Payout: Net assets allocated to contracts in the payout period are based on industry standard mortality tables depending on the calendar year of annuitization as well as other assumptions, including provisions for the risk of adverse deviation from assumptions.

An assumed interest rate of 3.50 percent is used in determining annuity payments.

At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, the Company makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to the General Account. Transfers between the General Account and the Separate Account are disclosed as adjustments to net assets allocated to contracts in payout period in the Statements of Operations and Changes in Net Assets. Annuity benefit payments are recorded as payments for contract benefits or terminations in the Statements of Operations and Changes in Net Assets.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


Accumulation Unit: This is the basic valuation unit used to calculate the contract owner's interest. Such units are valued daily to reflect investment performance and the prorated daily deduction for expense charges.

Income Taxes: The operations of the Separate Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provision of the Internal Revenue Code (the Code). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. As a result, no charge is currently made to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code. The Company will periodically review changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

3. Fair Value Measurements

Assets recorded at fair value in the Separate Account's Statement of Assets and Liabilities are measured and classified in a hierarchy for disclosure purposes consisting of three "levels" based on the observability of valuation inputs:

.. Level 1 -- Fair value measurements based on quoted prices (unadjusted) in active markets that the Separate Account has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Separate Account does not adjust the quoted price for such instruments.

.. Level 2 -- Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other that quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

.. Level 3 -- Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair value positions in Level 3. The circumstances in which there is little, if any, market activity for the asset or liability. Therefore, the Separate Account makes certain assumptions about the inputs a hypothetical market participant would use to value that asset or liability.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Separate Account assets measured at fair value as of December 31, 2016 consist of investments in registered mutual funds that generally trade daily and are measured at fair value using quoted prices in active markets for identical assets, which are classified as Level 1 throughout the year as such there were no transfers between fair value hierarchy levels had occurred during the year. See the Schedule of Portfolio Investments for the table presenting information about assets measured at fair value on a recurring basis at December 31, 2016, and respective hierarchy levels.

4. Expenses

Expense charges are applied against the current value of the Separate Account and are paid as follows:

Separate Account Annual Charges: Deductions for the mortality and expense risk charges and distribution charges are calculated daily, at an annual rate, on the actual prior day's net asset value of the underlying Funds comprising the sub-accounts attributable to the contract owners and are paid to the Company. The mortality risk charge represents compensation to the Company for the mortality risks assumed under the contract, which is the obligation to provide payments during the payout period for the life of the contract and to provide the standard death benefit. The expense risk charge represents compensation to the Company for assuming the risk that the current contract

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

administration charges will be insufficient to cover the cost of administering the contract in the future. The distribution expense charge covers all expenses associated with the distribution of the contract. These charges are included on the mortality and expense risk and administrative charges line in the Statements of Operations and Changes in Net Assets.

The exact rate depends on the particular product issued and the death benefits elected for each product. Expense charges for each product are as follows:

 Products                                 Separate Account Annual Charges*
 --------                               -------------------------------------
 FSA Advisor                            1.52%
 FSA Polaris                            1.52%
 FSA Polaris Advantage                  1.65% or 1.90%
 FSA Polaris Advantage II               1.30%, 1.55%, 1.90% or 2.15%
 FSA Polaris Choice                     1.52% or 1.72%
 FSA Polaris Choice III                 1.52% or 1.77%
 FSA Polaris Choice IV                  1.65% or 1.90%
 FSA Polaris II                         1.52%
 FSA Polaris II A-Class Platinum Series 0.85%
 FSA Polaris Platinum III               1.30% or 1.55%
 FSA Polaris Platinum O-Series          0.95% or 1.20%
 FSA Polaris Preferred Solution         1.15%, 1.40%, 1.55%, or 1.80%
 FSA Polaris Retirement Protector       1.30%, 1.55% or 1.80%
 FSA WM Diversified Strategies III      1.55% or 1.70%
 Polaris Select Investor                1.10%, 1.35%, 1.45% or 1.70%

* The distribution charge is deducted at an annual rate of 0.15 percent of the net asset value of each portfolio and is included in the respective separate account annual charge rate.

Contract Maintenance Charge: During the accumulation phase, an annual contract maintenance charge is assessed by the Company on the contract anniversary. In the event a full surrender, a contract maintenance charge is assessed at the date of surrender and deducted from the withdrawal proceeds. The contract maintenance charge represents a reimbursement of administrative expenses incurred by the Company related to the establishment and maintenance of the record keeping function for the Sub-accounts. These charges are included as part of the contract maintenance charges line in the Statements of Operations and Changes in Net Assets.

The contract maintenance charge ranges from $30 to $50 for certain contracts. No contract maintenance charge is assessed under the FSA Advisor contract.

Withdrawal Charge: A withdrawal charge is applicable to certain contract withdrawals pursuant to the contract and is payable to the Company. The withdrawal charges are included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

Withdrawal charges may be assessed for withdrawals in excess of the free withdrawal as defined in the contracts. Withdrawal amounts in excess of the free withdrawals are assessed based on tables of charges applicable to specific contracts.

The maximum withdrawal charge of 9 percent is assessed on amount withdrawn in excess of free withdrawals. There are no withdrawal charges under the FSA Advisor contract.

Transfer Fee: A transfer fee may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year depending on the contract provision. The transfer fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

A transfer fee of $25 ($10 in Pennsylvania and Texas) is assessed on each transfer in excess of the maximum transactions allowed for all products.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


Premium Based Charge: For certain products, an up-front sales charge is applied against the gross purchase payments made on the contract. The sales charge is calculated as a percentage of the gross purchase payment invested, depending on the investment amount and the year of receipt, and is deducted from the contract value on a quarterly basis over a period of seven years. The premium based charge is paid to the Company by redemption of units outstanding and included as part of the payments for contract benefits or terminations line of the Statements of Operations and Changes in Net Assets.

The premium based charge ranges from 1.25 percent to 5 percent and is assessed on the Polaris Platinum O-Series contract.

Premium Tax Charge: Certain states charge taxes on purchase payments up to a maximum of 3.50 percent. Some states assess premium taxes at the time of purchase payments, while some other states assess premium taxes when annuity payments begin or upon surrender. There are certain states that do not assess premium taxes. If the law of the state requires premium taxes to be paid when purchase payments are made, the Company will deduct the tax from such payments prior to depositing the payments into the separate account. Otherwise, such tax will be deducted from the account value when annuity payments are to begin. Premium taxes are included as part of the payments received from contract owners line in the Statements of Operations and Changes in Net Assets.

The Company currently deducts premium taxes upon annuitization; however, it reserves the right to deduct premium taxes upon purchase payment or upon surrender of the contract.

Capital Protector Fee: This optional feature provides a guaranteed minimum contract value at the end of an applicable waiting period. The annual fee is calculated as a percentage of the contract value minus purchase payments received after the 90/th/ day from the date of contract issuance and deducted quarterly from the contract value during the waiting period. This optional feature is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

The annual fee for the Capital Protector Program ranges from 0.25 percent to
0.65 percent. This optional feature is offered under FSA Polaris Advantage, FSA Polaris Choice, FSA Polaris Choice III, FSA Polaris II, FSA Polaris Preferred Solution, and FSA WM Diversified Strategies III contracts.

MarketLock, Marketlock for Two, MarketLock for Life Plus, MarketLock Income Plus and MarketLock for Life: These optional features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period.

    .  MarketLock, MarketLock for Two and Income Rewards

       The annual fee is calculated as a percentage of the maximum anniversary value benefit base and deducted quarterly from the contract value. The maximum anniversary value benefit base is calculated as the greater of eligible purchase payments received during the first two years, adjusted for withdrawals, or the maximum anniversary date contract value occurring in the first ten contract years, adjusted for withdrawals. The annual fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

    .  MarketLock for Life, MarketLock for Life Plus and MarketLock Income Plus

       The annual fee is calculated as a percentage of the income base and deducted quarterly from the contract value. The income base is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contract years 2-5, capped at 100 percent of purchase payments made in the first year plus a bonus, if eligible, or the highest anniversary date contract value less purchase payments in years 2-5 over the first year purchase payments. The annual fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

Income Rewards: This optional feature provides a guaranteed withdrawal stream during an applicable period of time.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


       The annual fee is calculated as a percentage of the benefit base and deducted quarterly from the contract value. The benefit base is equal to purchase payments received during the first 90 days, adjusted for withdrawals, before the benefit availability date (the availability date is up to the first 10 contract years, based on election). After the benefit availability date, the benefit base is increased by up to 50 percent of premiums received during the first 90 days, adjusted for withdrawals. The annual fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

The annual fees for the optional features discussed above are as follows:

Optional Features                                Products Offered                          Annual Fees
-----------------                      -------------------------------------- -------------------------------------
MarketLock                             FSA Polaris Advantage                  0.50% to 0.65%
                                       FSA Polaris Choice
                                       FSA Polaris Choice III
                                       FSA Polaris II
                                       FSA Polaris II A-Class Platinum Series
                                       FSA Polaris Preferred Solution
                                       FSA WM Diversified Strategies III
MarketLock for Two                     FSA Polaris Choice                     0.40% prior to the first withdrawal
                                       FSA Polaris Choice III                 0.80% after the first withdrawal
                                       FSA Polaris II
                                       FSA Polaris Preferred Solution
                                       FSA WM Diversified Strategies III
Income Rewards                         FSA Polaris Choice                     0.65% in years zero to seven
                                       FSA Polaris Choice III                 0.45% in years eight to 10
                                       FSA Polaris II
                                       FSA Polaris Preferred Solution
                                       FSA WM Diversified Strategies III
MarketLock for Life                    FSA Polaris Advantage                  0.70% for one covered person
                                       FSA Polaris Choice III                 0.95% for two covered person
                                       FSA Polaris Choice IV
                                       FSA Polaris II
                                       FSA Polaris II A-Class Platinum Series
                                       FSA Polaris Platinum III
                                       FSA Polaris Preferred Solution
MarketLock for Life Plus               FSA Polaris Advantage                  0.65% to 0.95% for one covered person
                                       FSA Polaris Choice III                 0.90% to 1.25% for two covered person
                                       FSA Polaris II
                                       FSA Polaris II A-Class Platinum Series
                                       FSA Polaris Platinum III
                                       FSA Polaris Preferred Solution
MarketLock Income Plus                 FSA Polaris Advantage                  0.85% to 1.10% for one covered person
                                       FSA Polaris Choice III                 1.10% to 1.35% for two covered person
                                       FSA Polaris II
                                       FSA Polaris II A-Class Platinum Series
                                       FSA Polaris Platinum III
                                       FSA Polaris Preferred Solution

Polaris Income Plus and Polaris Income Builder Fee: These optional features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period. The annual fee is calculated as a percentage of the maximum anniversary value benefit base and deducted quarterly from the contract value. The maximum anniversary value benefit base is calculated as the greater of eligible purchase payments received during the first five years, adjusted for withdrawals plus a credit, if eligible, or the maximum anniversary date contract value. The fee may change after the first year based on an index of market volatility. The annual fee included as part of the payments for contract benefits or terminations line of the Statements of Operations and Changes in Net Assets.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


The annual fees for the optional features discussed above are as follows:

Optional Features                                Products Offered                          Annual Fees
-----------------                      -------------------------------------  ---------------------------------------
Polaris Income Plus                    FSA Polaris Advantage                  0.60% to 2.20% for one covered person
                                       FSA Polaris Advantage II               0.60% to 2.70% for two covered persons
                                       FSA Polaris Choice III
                                       FSA Polaris Choice IV
                                       FSA Polaris Platinum III
                                       FSA Polaris Platinum O-Series
                                       FSA Polaris Preferred Solution
                                       FSA Polaris Retirement Protector
Polaris Income Builder                 FSA Polaris Advantage                  0.60% to 2.20% for one covered person
                                       FSA Polaris Advantage II               0.60% to 2.70% for two covered persons
                                       FSA Polaris Choice III
                                       FSA Polaris Choice IV
                                       FSA Polaris Platinum III
                                       FSA Polaris Preferred Solution

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


5. Purchases and Sales of Investments

For the year ended December 31, 2016, the aggregate cost of purchases and proceeds from the sales of investments were:

Sub-accounts                                                          Cost of Purchases Proceeds from Sales
------------                                                          ----------------- -------------------
American Funds Asset Allocation Fund Class 2                             $   148,574        $   338,409
American Funds Asset Allocation Portfolio Class 4                             49,223                303
American Funds Bond Class 4                                                   34,693                303
American Funds Global Bond Class 4                                            29,843                265
American Funds Global Growth Fund Class 2                                    836,947          1,016,838
American Funds Global Growth Portfolio Class 4                                24,153              3,067
American Funds Growth Fund Class 2                                           714,983          1,510,137
American Funds Growth-Income Fund Class 2                                  1,327,293          1,920,763
American Funds Growth-Income Portfolio Class 4                               211,206              1,232
American Funds Insurance Series Class 4                                       59,236              1,707
AST Asset Allocation Portfolio Class 1                                       420,544            504,536
AST Asset Allocation Portfolio Class 3                                       753,849            473,829
AST Capital Appreciation Portfolio Class 1                                 1,072,827          1,291,477
AST Capital Appreciation Portfolio Class 3                                 6,207,194          3,977,387
AST Government and Quality Bond Portfolio Class 1                             88,663            872,523
AST Government and Quality Bond Portfolio Class 3                         30,321,772         25,563,170
AST Growth Portfolio Class 1                                                 310,267            537,511
AST Growth Portfolio Class 3                                                 589,982            691,623
AST SA BlackRock Multi-Asset Income Portfolio Class 3                        347,948              5,819
AST Natural Resources Portfolio Class 1                                       90,648            202,953
AST Natural Resources Portfolio Class 3                                      494,019            874,105
AST Strategic Multi-Asset Portfolio Class 3                                    6,902                 17
BlackRock Global Allocation V.I. Fund Class III                               12,778                580
BlackRock iShares Alternative Strategies V.I. Fund Class III                  26,450                867
BlackRock iShares Dynamic Allocation V.I. Fund Class III                      10,714                129
BlackRock iShares Dynamic Fixed Income V.I. Fund Class III                       994              1,277
Columbia VP Income Opportunities Fund Class 1                                 17,408             11,661
Columbia VP Large Cap Growth Fund Class 1                                    930,681            535,504
Columbia VP Limited Duration Credit Fund Class 2                                 530                114
Columbia VP Large Cap Growth Fund III Class 1                                183,595            480,071
FTVIP Franklin Founding Funds Allocation VIP Fund Class 2                    377,193            465,785
FTVIP Franklin Income VIP Fund Class 2                                     1,792,913          2,497,040
FTVIP Franklin Rising Dividends VIP Fund Class 2                               4,737                 56
FTVIP Franklin Strategic Income VIP Fund Class 2                              13,430                234
FTVIP Templeton Global Bond VIP Fund Class 2                                   1,250                  3
Goldman Sachs VIT Government Money Market Fund Service Class               2,841,623          2,113,298
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Adv Class             21,724                394
Goldman Sachs VIT Strategic Income Fund Adv Class                                613             17,547
Invesco V.I. American Franchise Fund Series II                               408,257            108,534
Invesco V.I. Balanced-Risk Allocation Fund Series II                              10                 94
Invesco V.I. Comstock Fund Series II                                       2,743,251          3,059,100
Invesco V.I. Growth and Income Fund Series II                              4,273,972          5,112,577
Ivy VIP Asset Strategy Class A                                                   104             18,248
Lord Abbett Fund Bond Debenture Portfolio Class VC                             5,970              1,190
Lord Abbett Fund Fundamental Equity Portfolio Class VC                         4,954                 12
Lord Abbett Fund Growth and Income Portfolio Class VC                        676,686          1,850,036
Lord Abbett Fund Mid Cap Stock Portfolio Class VC                              9,094              6,316
Lord Abbett Fund Short Duration Portfolio Class VC                            79,320             19,037
Neuberger Berman AMT Absolute Return Multi-Manager Fund Port S Class          11,171                270

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


Sub-accounts                                               Cost of Purchases Proceeds from Sales
------------                                               ----------------- -------------------
PIMCO VIT All Asset Portfolio Adv Class                       $    10,787        $       134
PIMCO VIT Emerging Markets Bond Portfolio Adv Class                 1,206              1,143
PIMCO VIT Unconstrained Bond Portfolio Adv Class                    7,304                220
Principal Diversified International Account Class 2                57,359             57,036
Principal Equity Income Account Class 2                            23,768             85,664
Principal Government & High Quality Bond Account Class 2               21                 12
Principal Income Account Class 2                                    2,981             35,665
Principal LargeCap Growth Account Class 2                              12              1,106
Principal Money Market Account Class 2                                 --                 60
Principal PVC Capital Appreciation Account Class 2                  3,059             24,575
Principal PVC MidCap Blend Acct Class 2                           122,913            459,859
Principal PVC SmallCap Account Class 2                                837                738
Principal Real Estate Securities Account Class 2                    1,190                188
Principal SAM Balanced Portfolio Class 2                          757,593            846,217
Principal SAM Conservative Balanced Portfolio Class 2               2,950             76,283
Principal SAM Conservative Growth Portfolio Class 2                40,912             35,207
Principal SAM Flexible Income Portfolio Class 2                    10,013            341,299
Principal SAM Strategic Growth Portfolio Class 2                   19,185              5,872
Principal Short-Term Income Account Class 2                         1,267              1,502
SST Allocation Balanced Portfolio Class 3                       2,423,615          2,552,726
SST Allocation Growth Portfolio Class 3                           385,743            376,085
SST Allocation Moderate Growth Portfolio Class 3                1,921,955            927,608
SST Allocation Moderate Portfolio Class 3                       2,113,754          1,203,278
SST Asset Allocation Diversified Growth Portfolio Class 3         305,634            280,264
SST Diversified Fixed Income Portfolio Class 3                     15,835                422
SST SA Columbia Focused Value Portfolio Class 3                     2,640                  7
SST International Equity Portfolio Class 3                          1,243             22,318
SST Large Cap Growth Portfolio Class 3                             10,881                129
SST Mid Cap Growth Portfolio Class 3                                2,532                  6
SST Mid Cap Value Portfolio Class 3                                 3,083              1,136
SST Real Return Portfolio Class 3                               3,229,127          2,003,974
SST Stock Portfolio Class 3                                           518                 85
SAST Aggressive Growth Portfolio Class 1                            9,772            210,595
SAST Aggressive Growth Portfolio Class 3                          344,995            840,367
SAST SA AB Growth Portfolio Class 1                             1,162,843          1,253,998
SAST SA AB Growth Portfolio Class 3                             2,238,249          2,599,367
SAST American Funds Asset Allocation Portfolio Class 3          3,639,344          1,285,651
SAST American Funds Global Growth Portfolio Class 3             6,158,086          2,798,980
SAST American Funds Growth Portfolio Class 3                    5,363,034          2,851,180
SAST American Funds Growth-Income Portfolio Class 3             3,799,032          1,828,680
SAST Balanced Portfolio Class 1                                   346,006            395,405
SAST Balanced Portfolio Class 3                                 1,421,075          1,708,463
SAST BlackRock VCP Global Multi-Asset Portfolio Class 3        41,357,962            510,620
SAST Blue Chip Growth Portfolio Class 1                            31,508            104,995
SAST Blue Chip Growth Portfolio Class 3                           987,757            488,727
SAST Capital Growth Portfolio Class 1                              10,351             24,579
SAST Capital Growth Portfolio Class 3                             564,411            192,137
SAST Corporate Bond Portfolio Class 1                             297,133            663,226
SAST Corporate Bond Portfolio Class 3                          13,779,234          5,406,721
SAST Dogs of Wall Street Portfolio Class 1                        284,334            209,833
SAST Dogs of Wall Street Portfolio Class 3                      2,284,105            865,550
SAST Dynamic Allocation Portfolio Class 3                      77,360,708         75,247,637
SAST Dynamic Strategy Portfolio Class 3                        48,932,871         40,653,841
SAST Emerging Markets Portfolio Class 1                            75,397            165,363

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


Sub-accounts                                                 Cost of Purchases Proceeds from Sales
------------                                                 ----------------- -------------------
SAST Emerging Markets Portfolio Class 3                         $   709,010        $ 1,060,668
SAST Equity Opportunities Portfolio Class 1                         108,636            446,462
SAST Equity Opportunities Portfolio Class 3                         873,610            354,646
SAST Foreign Value Portfolio Class 3                              3,132,124          2,795,461
SAST Fundamental Growth Portfolio Class 1                           164,396            257,324
SAST Fundamental Growth Portfolio Class 3                           824,361          1,113,521
SAST Global Bond Portfolio Class 1                                   17,255            174,515
SAST Global Bond Portfolio Class 3                                5,965,058          2,156,528
SAST Global Equities Portfolio Class 1                               27,355            171,617
SAST Global Equities Portfolio Class 3                              131,999            214,714
SAST Growth Opportunities Portfolio Class 1                          32,456             25,699
SAST Growth Opportunities Portfolio Class 3                       1,521,329          1,058,986
SAST Growth-Income Portfolio Class 1                                441,868            793,473
SAST Growth-Income Portfolio Class 3                              1,810,646          1,415,621
SAST High-Yield Bond Portfolio Class 1                              467,601            390,749
SAST High-Yield Bond Portfolio Class 3                            1,159,503          1,545,162
SAST International Diversified Equities Portfolio Class 1            70,103            451,288
SAST International Diversified Equities Portfolio Class 3         1,113,113            734,440
SAST International Growth and Income Portfolio Class 1              120,726            265,312
SAST International Growth and Income Portfolio Class 3              765,800          1,124,015
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1         240,305            410,229
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3       2,840,974          1,874,551
SAST SA MFS Total Return Bond Portfolio Class 1                     326,574            643,674
SAST SA MFS Total Return Bond Portfolio Class 3                   1,667,658          1,673,685
SAST Mid-Cap Growth Portfolio Class 1                               304,701            207,363
SAST Mid-Cap Growth Portfolio Class 3                             1,811,774            763,329
SAST Real Estate Portfolio Class 1                                  142,498            177,873
SAST Real Estate Portfolio Class 3                                1,969,433          2,251,939
SAST SA Janus Focused Growth Portfolio Class 3                    1,077,514          1,159,223
SAST SA JPMorgan MFS Core Bond Portfolio Class 1                     70,743            366,339
SAST SA JPMorgan MFS Core Bond Portfolio Class 3                 10,428,708          5,810,110
SAST SA Legg Mason BW Large Cap Value Portfolio Class 1           3,297,618          1,885,184
SAST SA Legg Mason BW Large Cap Value Portfolio Class 3           6,368,584          3,691,592
SAST Schroder's VCP Global Allocation Portfolio Class 3          33,904,815            368,700
SAST Small & Mid Cap Value Portfolio Class 3                      2,396,075          5,461,920
SAST Small Company Value Portfolio Class 3                        4,769,107          2,751,991
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3             58,626,054            526,458
SAST Technology Portfolio Class 1                                    33,565             41,480
SAST Technology Portfolio Class 3                                   308,888            450,452
SAST Telecom Utility Portfolio Class 1                               69,793            121,691
SAST Telecom Utility Portfolio Class 3                              374,161            237,992
SAST Ultra Short Bond Portfolio Class 1                              68,025            444,854
SAST Ultra Short Bond Portfolio Class 3                          17,779,829         14,692,493
SAST VCP Managed Asset Allocation SAST Portfolio Class 3         52,051,396          2,376,175
SAST VCP Total Return Balanced Portfolio Class 3                 41,340,921          2,081,263
SAST VCP Value Portfolio Class 3                                 50,730,705          7,443,004
UIF Global Infrastructure Portfolio Class II                         24,633              1,230
VALIC Company I International Equities Index Fund                    11,353              1,563
VALIC Company I Mid Cap Index Fund                                  162,386             17,029
VALIC Company I Nasdaq-100 Index Fund                                38,566                161
VALIC Company I Small Cap Index Fund                                 96,407            127,815
VALIC Company I Stock Index Fund                                    296,264             16,511

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


6. Financial Highlights

The summary of unit values and units outstanding for sub-accounts, investment income ratios, total return and expense ratios, excluding expenses of the underlying mutual funds, for each of the five years in the period ended December 31, 2016, follows:

                                                December 31, 2016                     For the Year Ended December 31, 2016
                                     --------------------------------------------  -------------------------------------------
                                                                                                     Expense         Total
                                               Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                               -------------------      Net           Income      -------------- --------------
Sub-accounts                           Units   Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                         --------- ------    -------   --------------  -------------  ------ ------- ------  -------
American Funds Asset Allocation
  Fund Class 2                          76,030 26.05      27.12       2,059,875         1.55       0.85   1.20    8.11     8.49
American Funds Asset Allocation
  Portfolio Class 4                      4,706            10.63          50,010         1.10              1.20             7.87
American Funds Bond Class 4              3,343             9.98          33,363         1.19              1.20             1.58
American Funds Global Bond Class 4       2,937             9.64          28,299         0.48              1.20             1.20
American Funds Global Growth Fund
  Class 2                              171,332 32.43      36.70       5,866,875         0.87       0.85   1.72   -1.09    -0.23
American Funds Global Growth
  Portfolio Class 4                     19,959  9.51       9.55         189,919         0.70       0.95   1.20   -0.82    -0.58
American Funds Growth Fund Class 2     193,548 32.72      37.03       6,600,731         0.72       0.85   1.72    7.63     8.56
American Funds Growth-Income Fund
  Class 2                              288,014 28.03      31.74       8,472,212         1.37       0.85   1.72    9.62    10.58
American Funds Growth-Income
  Portfolio Class 4                     20,290 10.55      10.59         214,666         1.02       0.95   1.20    9.93    10.21
American Funds Insurance Series
  Class 4                                8,704  9.45       9.89          84,242         3.77       1.10   1.70    2.04     2.65
AST Asset Allocation Portfolio
  Class 1                               88,858            39.36       3,497,797         2.85              1.52             9.11
AST Asset Allocation Portfolio
  Class 3                              148,944 15.44      22.35       3,515,367         2.73       0.85   1.90    8.42     9.57
AST Capital Appreciation Portfolio
  Class 1                               81,019            95.66       7,750,430         0.00              1.52             0.45
AST Capital Appreciation Portfolio
  Class 3                              586,629 22.02      32.25      22,332,435         0.00       0.85   2.15   -0.43     0.87
AST Government and Quality Bond
  Portfolio Class 1                    119,432            21.25       2,538,301         1.42              1.52            -0.06
AST Government and Quality Bond
  Portfolio Class 3                  2,537,271 11.45      17.41      36,832,968         1.74       0.85   2.15   -0.93     0.36
AST Growth Portfolio Class 1            61,949            51.02       3,160,577         0.97              1.52             5.78
AST Growth Portfolio Class 3           164,474 15.19      19.54       5,484,254         0.74       0.85   1.90    5.12     6.23
AST SA BlackRock Multi-Asset Income
  Portfolio Class 3                     28,362 10.27      11.23         319,766         2.16       1.10   1.55    4.64     5.11
AST Natural Resources Portfolio
  Class 1                               23,497            39.17         920,390         4.09              1.52            28.00
AST Natural Resources Portfolio
  Class 3                              271,328  7.91       8.41       4,124,074         4.11       0.85   1.90   27.20    28.54
AST Strategic Multi-Asset Portfolio
  Class 3                                  694             9.91           6,876         0.00              1.30            -0.87
BlackRock Global Allocation V.I.
  Fund Class III                         4,762  9.69       9.97          46,406         1.42       1.10   1.40    2.37     2.67
BlackRock iShares Alternative
  Strategies V.I. Fund Class III         4,389  9.70      10.18          43,972         3.59       1.40   1.70    4.43     4.75
BlackRock iShares Dynamic
  Allocation V.I. Fund Class III         1,152             9.74          11,220         1.91              1.40             4.69
BlackRock iShares Dynamic Fixed
  Income V.I. Fund Class III             2,880            10.00          28,815         1.71              1.10             2.19
Columbia VP Income Opportunities
  Fund Class 1                           4,535 23.98      24.93         110,152        11.06       1.52   1.77    8.99     9.26
Columbia VP Large Cap Growth Fund
  Class 1                               40,064 10.44      10.46         418,866         0.00       1.52   1.77    4.41     4.59
Columbia VP Limited Duration Credit
  Fund Class 2                             743             9.91           7,361         3.67              1.10             4.13
FTVIP Franklin Founding Funds
  Allocation VIP Fund Class 2          253,987 12.47      13.71       3,274,800         3.74       0.85   1.90   11.06    12.23
FTVIP Franklin Income VIP Fund
  Class 2                            1,036,403 13.38      14.72      14,437,670         4.97       0.85   1.90   11.88    13.06
FTVIP Franklin Rising Dividends VIP
  Fund Class 2                             437            10.84           4,737         0.00              1.20            14.66
FTVIP Franklin Strategic Income VIP
  Fund Class 2                           2,304  9.80       9.99          22,847         4.82       1.10   1.40    6.44     6.76
FTVIP Templeton Global Bond VIP
  Fund Class 2                             135             9.55           1,293         0.00              1.20             1.71
Goldman Sachs VIT Government Money
  Market Fund Service Class             73,488  9.88       9.92         728,325         0.04       1.30   1.90   -1.23    -0.84
Goldman Sachs VIT Multi-Strategy
  Alternatives Portfolio Adv Class       4,440             8.93          39,639         0.93              1.40            -1.12
Goldman Sachs VIT Strategic Income
  Fund Adv Class                           520             9.44           4,907         1.91              1.10            -0.36
Invesco V.I. American Franchise
  Fund Series II                        55,000 17.89      18.57         975,093         0.00       0.85   1.90    0.10     1.16
Invesco V.I. Balanced-Risk
  Allocation Fund Series II                548             9.88           5,417         0.19              1.70             9.64
Invesco V.I. Comstock Fund Series II   859,634 15.62      23.66      15,784,092         1.31       0.85   2.15   14.51    16.00
Invesco V.I. Growth and Income Fund
  Series II                          1,263,588 16.31      26.98      25,857,432         0.88       0.85   2.15   16.90    18.42
Ivy VIP Asset Strategy Class A              --    --         --              --         1.10       0.00   0.00    0.00     0.00
Lord Abbett Fund Bond Debenture
  Portfolio Class VC                     2,592 10.41      10.83          27,876         5.03       1.10   1.20   10.80    10.91
Lord Abbett Fund Fundamental Equity
  Portfolio Class VC                       455            11.31           5,151         1.03              1.10            14.48
Lord Abbett Fund Growth and Income
  Portfolio Class VC                   657,268 13.88      20.97      11,139,339         1.48       0.85   2.15   14.63    16.13
Lord Abbett Fund Mid Cap Stock
  Portfolio Class VC                     6,036            24.77         149,514         0.51              0.85            15.41
Lord Abbett Fund Short Duration
  Portfolio Class VC                    10,357  9.98      10.13         104,616         3.08       1.10   1.70    1.73     2.34
Neuberger Berman AMT Absolute
  Return Multi-Manager Fund Port S
  Class                                  3,122             9.17          28,619         0.00              1.40            -2.02
PIMCO VIT All Asset Portfolio Adv
  Class                                  1,197             9.86          11,795         2.43              1.40            11.34
PIMCO VIT Emerging Markets Bond
  Portfolio Adv Class                    2,244            10.35          23,219         5.39              1.10            11.96
PIMCO VIT Unconstrained Bond
  Portfolio Adv Class                    1,992             9.97          19,856         1.39              1.40             3.18
Principal Diversified International
  Account Class 2                       12,942  6.78       6.96          89,440         2.06       1.55   1.70   -1.57    -1.42
Principal Equity Income Account
  Class 2                               20,788 15.49      15.84         326,306         2.28       1.55   1.70   13.49    13.66
Principal Government & High Quality
  Bond Account Class 2                      73  7.94       8.11             587         3.40       1.55   1.70   -0.17    -0.02
Principal Income Account Class 2         6,334  9.97      10.20          63,745         3.77       1.55   1.70    3.74     3.90
Principal LargeCap Growth Account
  Class 2                                1,440            10.39          14,962         0.08              1.55            -6.83
Principal PVC Capital Appreciation
  Account Class 2                        8,744 20.65      21.12         182,089         0.88       1.55   1.70    7.02     7.18
Principal PVC MidCap Blend Acct
  Class 2                               38,293 19.71      20.09         756,035         0.11       1.55   1.70    8.26     8.42
Principal PVC SmallCap Account
  Class 2                                1,767            12.06          21,314         0.07              1.55            15.36
Principal Real Estate Securities
  Account Class 2                          396            30.99          12,267         1.26              1.55             3.91
Principal SAM Balanced Portfolio
  Class 2                              464,048 13.78      14.33       6,493,510         1.88       1.52   1.77    4.75     5.02
Principal SAM Conservative Balanced
  Portfolio Class 2                      4,142 10.02      13.68          42,449         1.27       1.55   1.77    4.22     4.45
Principal SAM Conservative Growth
  Portfolio Class 2                     42,467 14.60      14.92         631,322         1.20       1.55   1.70    4.97     5.12

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                                December 31, 2016                      For the Year Ended December 31, 2016
                                     ---------------------------------------------  -------------------------------------------
                                                                                                      Expense         Total
                                                Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                                -------------------      Net           Income      -------------- --------------
Sub-accounts                           Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                         ---------- ------    -------   --------------  -------------  ------ ------- ------  -------
Principal SAM Flexible Income
  Portfolio Class 2                      12,963 11.10      11.35         145,753        1.60        1.55   1.70    4.94     5.10
Principal SAM Strategic Growth
  Portfolio Class 2                      18,293 15.89      16.25         295,778        1.20        1.55   1.70    4.12     4.28
Principal Short-Term Income Account
  Class 2                                 5,854             7.39          43,243        1.98               1.55             0.44
SST Allocation Balanced Portfolio
  Class 3                             1,043,857 13.71      14.75      14,779,130        1.80        1.15   1.90    3.26     4.03
SST Allocation Growth Portfolio
  Class 3                               148,173 14.22      15.35       2,182,454        1.66        1.15   1.90    3.76     4.54
SST Allocation Moderate Growth
  Portfolio Class 3                     677,696 13.69      14.76       9,567,795        1.73        1.15   1.90    3.67     4.45
SST Allocation Moderate Portfolio
  Class 3                               999,019 13.60      14.49      14,201,746        1.75        1.30   2.15    3.33     4.21
SST Asset Allocation Diversified
  Growth Portfolio Class 3                2,425            10.31          25,012        0.66               1.30             3.15
SST Diversified Fixed Income
  Portfolio Class 3                       3,702            10.15          37,564        1.23               1.10             2.06
SST SA Columbia Focused Value
  Portfolio Class 3                         226            11.61           2,629        0.87               1.10            17.72
SST International Equity Portfolio
  Class 3                                 3,097             9.06          28,076        1.20               1.10            -1.42
SST Large Cap Growth Portfolio
  Class 3                                 1,071            10.46          11,206        0.20               1.40             1.44
SST Mid Cap Growth Portfolio Class 3        226            10.77           2,439        0.00               1.10             3.37
SST Mid Cap Value Portfolio Class 3       2,375            11.21          26,623        0.89               1.10            14.48
SST Real Return Portfolio Class 3     1,783,541 10.83      11.99      20,139,870        0.00        0.85   2.15    1.50     2.82
SST Stock Portfolio Class 3                 495             9.90           4,901        0.00               1.70            -0.71
SAST Aggressive Growth Portfolio
  Class 1                                61,797            21.08       1,302,434        0.00               1.52             5.76
SAST Aggressive Growth Portfolio
  Class 3                               155,054 12.74      13.54       2,274,006        0.00        0.85   1.90    5.10     6.21
SAST SA AB Growth Portfolio Class 1     136,149            61.49       8,372,368        0.21               1.52             1.27
SAST SA AB Growth Portfolio Class 3     173,463 15.83      18.56       6,621,204        0.00        0.85   1.90    0.63     1.69
SAST American Funds Asset
  Allocation Portfolio Class 3          647,533 14.96      16.13      10,093,495        1.77        1.15   1.90    7.05     7.85
SAST American Funds Global Growth
  Portfolio Class 3                   1,245,290 12.02      15.33      19,938,601        1.71        1.10   2.15   -1.79    -0.75
SAST American Funds Growth
  Portfolio Class 3                     869,856 13.75      16.30      14,844,616        0.32        1.10   2.15    6.86     7.99
SAST American Funds Growth-Income
  Portfolio Class 3                     797,506 13.71      15.63      12,940,547        1.41        1.10   2.15    8.85     9.99
SAST Balanced Portfolio Class 1         104,659            25.21       2,638,101        1.63               1.52             5.55
SAST Balanced Portfolio Class 3         717,125 15.32      15.62      11,592,497        1.41        0.85   1.90    4.89     5.99
SAST BlackRock VCP Global Multi-
  Asset Portfolio Class 3             3,899,036 10.32      10.42      40,521,866        0.06        1.10   2.15    3.19     4.21
SAST Blue Chip Growth Portfolio
  Class 1                                54,598            10.26         560,015        0.56               1.52             4.75
SAST Blue Chip Growth Portfolio
  Class 3                               448,638 10.28      16.11       6,120,247        0.37        0.85   1.90    4.09     5.19
SAST Capital Growth Portfolio
  Class 1                                21,362            11.69         249,740        0.19               1.52             0.81
SAST Capital Growth Portfolio
  Class 3                               213,109 12.43      14.39       2,572,052        0.00        0.85   1.90    0.18     1.23
SAST Corporate Bond Portfolio
  Class 1                                85,268            29.79       2,539,917        4.55               1.52             7.11
SAST Corporate Bond Portfolio
  Class 3                             2,452,999 15.75      25.51      46,460,007        4.48        0.85   2.15    6.18     7.56
SAST Dogs of Wall Street Portfolio
  Class 1                                50,344            26.48       1,332,950        2.24               1.52            16.15
SAST Dogs of Wall Street Portfolio
  Class 3                               308,818 20.77      32.68       6,902,730        2.09        0.85   2.15   15.14    16.64
SAST Dynamic Allocation Portfolio
  Class 3                            70,792,916 11.62      12.33     850,502,796        1.48        0.95   2.15    2.29     3.52
SAST Dynamic Strategy Portfolio
  Class 3                            45,534,805 11.62      12.15     545,243,797        1.44        1.15   2.15    2.92     3.95
SAST Emerging Markets Portfolio
  Class 1                                72,748            16.07       1,169,093        2.05               1.52             9.04
SAST Emerging Markets Portfolio
  Class 3                               537,340  9.16      20.89       6,688,995        1.70        0.85   2.15    8.09     9.50
SAST Equity Opportunities Portfolio
  Class 1                                48,495            33.21       1,610,614        0.77               1.52             9.98
SAST Equity Opportunities Portfolio
  Class 3                               179,239 16.13      22.24       3,648,282        0.54        0.85   2.15    9.02    10.44
SAST Foreign Value Portfolio Class 3  1,890,243  9.58      10.72      23,365,894        1.69        0.85   2.15   -0.99     0.30
SAST Fundamental Growth Portfolio
  Class 1                                65,751            27.41       1,802,185        0.00               1.52            -0.53
SAST Fundamental Growth Portfolio
  Class 3                               146,108 11.13      14.98       3,319,130        0.00        0.85   1.90   -1.15    -0.11
SAST Global Bond Portfolio Class 1       38,674            21.61         835,874        0.30               1.52            -0.22
SAST Global Bond Portfolio Class 3    1,430,897 11.25      16.76      18,466,825        0.07        0.85   2.15   -1.09     0.20
SAST Global Equities Portfolio
  Class 1                                44,041            27.82       1,225,411        1.35               1.52             4.07
SAST Global Equities Portfolio
  Class 3                               113,765 11.64      12.04       1,954,207        1.13        1.10   1.90    3.42     4.25
SAST Growth Opportunities Portfolio
  Class 1                                33,462             9.45         316,361        0.00               1.52             2.35
SAST Growth Opportunities Portfolio
  Class 3                               651,361  9.84      16.79       8,289,468        0.00        0.85   2.15    1.46     2.78
SAST Growth-Income Portfolio Class 1    147,116            51.65       7,598,214        1.89               1.52            13.81
SAST Growth-Income Portfolio Class 3    531,957 16.15      17.61       9,814,454        1.69        0.85   2.15   12.82    14.29
SAST High-Yield Bond Portfolio
  Class 1                                72,836            30.45       2,217,566        6.57               1.52            16.47
SAST High-Yield Bond Portfolio
  Class 3                               450,349 13.94      22.63       7,714,472        6.51        0.85   2.15   15.45    16.96
SAST International Diversified
  Equities Portfolio Class 1            116,360            13.31       1,549,145        1.15               1.52            -3.43
SAST International Diversified
  Equities Portfolio Class 3            624,446  9.28       9.35       7,316,756        0.97        0.85   2.15   -4.28    -3.03
SAST International Growth and
  Income Portfolio Class 1               90,864            14.87       1,351,555        1.89               1.52            -0.02
SAST International Growth and
  Income Portfolio Class 3              632,576  8.21      12.43       7,771,766        1.55        0.85   1.90   -0.65     0.40
SAST SA MFS Massachusetts Investors
  Trust Portfolio Class 1                59,142            39.51       2,336,697        0.84               1.52             7.00
SAST SA MFS Massachusetts Investors
  Trust Portfolio Class 3               779,675 16.76      19.26      16,759,425        0.63        0.85   2.15    6.07     7.45
SAST SA MFS Total Return Bond
  Portfolio Class 1                      91,359            40.67       3,715,243        2.34               1.52             7.43
SAST SA MFS Total Return Bond
  Portfolio Class 3                     405,701 14.50      24.10       8,876,409        1.99        0.85   1.90    6.76     7.88
SAST Mid-Cap Growth Portfolio
  Class 1                                86,434            19.76       1,708,060        0.00               1.52            -1.31
SAST Mid-Cap Growth Portfolio
  Class 3                               363,553 16.79      18.48       6,903,535        0.00        0.85   2.15   -2.17    -0.89
SAST Real Estate Portfolio Class 1       42,312            36.15       1,529,559        2.39               1.52             6.99
SAST Real Estate Portfolio Class 3      638,220 11.81      45.67      12,000,663        1.93        0.85   2.15    6.06     7.44
SAST SA Janus Focused Growth
  Portfolio Class 3                     313,083 14.85      15.58       4,995,596        0.00        0.85   2.15   -3.78    -2.52
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 1                      44,896            28.81       1,293,353        1.93               1.52             1.82
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 3                   3,324,578 13.03      20.70      51,288,871        1.67        0.85   2.15    0.93     2.24
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 1               218,299            58.68      12,808,784        0.87               1.52            12.87
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 3               807,871 15.18      24.47      21,406,362        0.62        0.85   2.15   11.89    13.35
SAST Schroder's VCP Global
  Allocation Portfolio Class 3        3,130,489 10.76      10.86      33,920,757        0.00        1.15   2.15    7.59     8.60

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                                December 31, 2016                     For the Year Ended December 31, 2016
                                     --------------------------------------------  -------------------------------------------
                                                                                                     Expense         Total
                                               Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                               -------------------      Net           Income      -------------- --------------
Sub-accounts                           Units   Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                         --------- ------    -------   --------------  -------------  ------ ------- ------  -------
SAST Small & Mid Cap Value
  Portfolio Class 3                    926,388 20.11      21.35      23,967,925        0.13        0.85   2.15   22.00    23.60
SAST Small Company Value Portfolio
  Class 3                              783,881 16.99      17.64      13,408,816        0.45        0.85   2.15   27.79    29.45
SAST SA T. Rowe Price VCP Balanced
  Portfolio Class 3                  5,557,056 10.50      10.62      58,788,432        0.28        0.95   2.15    5.05     6.24
SAST Technology Portfolio Class 1       49,368             4.59         226,382        0.00               1.52            15.07
SAST Technology Portfolio Class 3      336,672 17.74      19.15       2,606,769        0.00        1.10   1.90   14.35    15.26
SAST Telecom Utility Portfolio
  Class 1                               32,185            23.44         754,286        3.02               1.52             8.90
SAST Telecom Utility Portfolio
  Class 3                               83,142 16.20      17.24       1,495,702        2.81        0.85   1.90    8.22     9.36
SAST Ultra Short Bond Portfolio
  Class 1                              108,656            11.98       1,301,677        0.00               1.52            -1.60
SAST Ultra Short Bond Portfolio
  Class 3                            1,162,071  8.47      10.73      11,366,833        0.00        0.85   1.90   -2.21    -1.18
SAST VCP Managed Asset Allocation
  SAST Portfolio Class 3             9,046,744 10.38      12.00     112,007,608        0.77        1.10   2.15    4.73     5.83
SAST VCP Total Return Balanced
  Portfolio Class 3                  8,162,079 10.22      11.02      92,322,514        0.00        1.10   2.15    4.51     5.61
SAST VCP Value Portfolio Class 3     9,653,486 11.94      12.48     118,176,822        0.64        0.95   2.15    7.52     8.81
UIF Global Infrastructure Portfolio
  Class II                               4,090  9.16       9.67          38,753        1.20        1.40   1.70   13.03    13.37
VALIC Company I International
  Equities Index Fund                   11,135  8.80       9.35         104,179        2.71        1.10   1.70   -0.44     0.15
VALIC Company I Mid Cap Index Fund      36,079 10.79      12.19         434,538        0.95        1.10   1.70   18.60    19.31
VALIC Company I Nasdaq-100 Index
  Fund                                   3,375 10.56      11.91          38,421        0.00        1.10   1.70    4.97     5.60
VALIC Company I Small Cap Index Fund    12,662 10.66      12.39         151,556        1.33        1.10   1.70   19.14    19.86
VALIC Company I Stock Index Fund        78,701 10.60      11.53         902,264        2.06        1.10   1.70    9.72    10.38

                                                December 31, 2015                     For the Year Ended December 31, 2015
                                     --------------------------------------------  -------------------------------------------
                                                                                                     Expense         Total
                                               Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                               -------------------      Net           Income      -------------- --------------
Sub-accounts                           Units   Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                         --------- ------    -------   --------------  -------------  ------ ------- ------  -------
American Funds Asset Allocation
  Fund Class 2                          86,175 24.10      25.00       2,152,162        1.66        0.85   1.20     0.19    0.54
American Funds Global Growth Fund
  Class 2                              191,719 32.78      36.78       6,601,578        0.99        0.85   1.72     5.11    6.03
American Funds Global Growth
  Portfolio Class 4                     19,265             9.59         184,810        1.74               1.20            -4.07
American Funds Growth Fund Class 2     236,443 30.40      34.11       7,470,286        0.56        0.85   1.72     5.04    5.95
American Funds Growth-Income Fund
  Class 2                              346,276 25.57      28.70       9,246,891        1.26        0.85   1.72    -0.28    0.60
American Funds Insurance Series
  Class 4                                2,803  9.27       9.64          26,811        1.19        1.10   1.70    -7.35   -2.87
AST Asset Allocation Portfolio
  Class 1                               99,047            36.08       3,573,374        2.94               1.52            -3.21
AST Asset Allocation Portfolio
  Class 3                              145,786 14.24      20.40       3,250,353        2.93        0.85   1.90    -3.81   -2.80
AST Capital Appreciation Portfolio
  Class 1                               92,829            95.23       8,840,418        0.00               1.52             7.09
AST Capital Appreciation Portfolio
  Class 3                              576,900 22.12      31.98      22,687,153        0.00        0.85   2.15     6.15    7.54
AST Government and Quality Bond
  Portfolio Class 1                    156,083            21.27       3,319,243        1.54               1.52            -0.98
AST Government and Quality Bond
  Portfolio Class 3                  2,174,093 11.56      17.35      33,017,356        1.30        0.85   2.15    -1.84   -0.56
AST Growth Portfolio Class 1            70,906            48.23       3,419,780        0.62               1.52            -1.36
AST Growth Portfolio Class 3           176,927 14.45      18.40       5,636,546        0.33        0.85   1.90    -1.98   -0.94
AST Natural Resources Portfolio
  Class 1                               27,544            30.60         842,874        1.74               1.52           -22.58
AST Natural Resources Portfolio
  Class 3                              281,828  6.22       6.54       3,648,589        0.99        0.85   1.90   -23.07  -22.25
BlackRock Global Allocation V.I.
  Fund Class III                         3,444  9.47       9.71          32,755        1.98        1.10   1.40    -2.38   -2.08
BlackRock iShares Alternative
  Strategies V.I. Fund Class III         1,906             9.72          18,525        5.84               1.40            -2.61
BlackRock iShares Dynamic Fixed
  Income V.I. Fund Class III             2,926             9.79          28,643        3.68               1.10            -2.55
Columbia VP Income Opportunities
  Fund Class 1                           4,944 22.00      22.81         110,113        9.03        1.52   1.77    -2.73   -2.49
Columbia VP Limited Duration Credit
  Fund Class 2                             720             9.51           6,847        0.00               1.10            -3.56
Columbia VP Large Cap Growth Fund
  III Class 1                           27,049 17.73      18.40         494,224        0.17        1.52   1.77     0.78    1.03
FTVIP Franklin Founding Funds
  Allocation VIP Fund Class 2          277,065 11.23      12.21       3,206,266        3.10        0.85   1.90    -7.98   -7.01
FTVIP Franklin Income VIP Fund
  Class 2                            1,129,535 11.95      13.02      13,985,659        4.74        0.85   1.90    -8.80   -7.84
FTVIP Franklin Strategic Income VIP
  Fund Class 2                             931             9.36           8,712        0.00               1.10            -4.92
Goldman Sachs VIT Multi-Strategy
  Alternatives Portfolio Adv Class       2,024             9.03          18,273        3.78               1.40            -6.21
Goldman Sachs VIT Strategic Income
  Fund Adv Class                         2,343             9.48          22,203        2.70               1.10            -3.32
Invesco V.I. American Franchise
  Fund Series II                        41,845 17.87      18.36         730,947        0.00        0.85   1.90     2.78    3.86
Invesco V.I. Balanced-Risk
  Allocation Fund Series II                549             9.01           4,945        0.00               1.70            -9.88
Invesco V.I. Comstock Fund Series II   931,609 13.64      20.40      15,061,338        1.69        0.85   2.15    -8.19   -6.99
Invesco V.I. Growth and Income Fund
  Series II                          1,399,970 13.95      22.78      24,719,855        2.58        0.85   2.15    -5.37   -4.13
Ivy VIP Asset Strategy Class A           2,089             9.02          18,836        0.00               1.10            -9.35
Lord Abbett Fund Bond Debenture
  Portfolio Class VC                     2,220             9.76          21,674        8.37               1.10             0.10
Lord Abbett Fund Growth and Income
  Portfolio Class VC                   735,771 12.11      18.05      10,886,559        1.16        0.85   2.15    -4.93   -3.69
Lord Abbett Fund Mid Cap Stock
  Portfolio Class VC                     6,260            21.46         134,363        0.56               0.85            -4.60
Lord Abbett Fund Short Duration
  Portfolio Class VC                     4,460             9.90          44,137        4.34               1.10             1.59
Neuberger Berman AMT Absolute
  Return Multi-Manager Fund Port S
  Class                                  1,928             9.35          18,037        0.00               1.40            -6.38
PIMCO VIT Emerging Markets Bond
  Portfolio Adv Class                    2,330             9.24          21,532        0.77               1.10            -3.38
PIMCO VIT Unconstrained Bond
  Portfolio Adv Class                    1,280             9.66          12,366        5.48               1.40            -3.14
Principal Diversified International
  Account Class 2                       13,146  6.89       7.06          90,895        2.42        1.55   1.70    -2.33   -2.18
Principal Equity Income Account
  Class 2                               26,193 13.64      13.94         362,299        2.34        1.55   1.70    -5.77   -5.63
Principal Government & High Quality
  Bond Account Class 2                      74  7.95       8.11             590        3.20        1.55   1.70    -1.03   -0.88
Principal Income Account Class 2         9,679  9.61       9.81          94,103        3.99        1.55   1.70    -2.59   -2.45
Principal LargeCap Blend Account II
  Class 2                                   --    --         --              --        2.21        0.00   0.00     0.00    0.00
Principal LargeCap Growth Account
  Class 2                                1,520            11.15          16,950        0.00               1.55             3.12
Principal Money Market Account
  Class 2                                   11             5.45              60        0.00               1.55            -1.54
Principal PVC Capital Appreciation
  Account Class 2                        9,847 19.30      19.71         191,430        0.04        1.55   1.70     0.22    0.37

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                                December 31, 2015                      For the Year Ended December 31, 2015
                                     ---------------------------------------------  -------------------------------------------
                                                                                                      Expense         Total
                                                Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                                -------------------      Net           Income      -------------- --------------
Sub-accounts                           Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                         ---------- ------    -------   --------------  -------------  ------ ------- ------  -------
Principal PVC MidCap Blend Acct
  Class 2                                62,612 18.20      18.53       1,140,972        0.30        1.55   1.70    -0.34   -0.19
Principal PVC SmallCap Account
  Class 2                                 1,809            10.46          18,917        0.49               1.55             4.58
Principal Real Estate Securities
  Account Class 2                           396            29.82          11,805        1.82               1.55             2.40
Principal SAM Balanced Portfolio
  Class 2                               500,991 13.16      13.65       6,689,180        2.78        1.52   1.77    -2.82   -2.57
Principal SAM Conservative Balanced
  Portfolio Class 2                      11,725 13.13       9.59         112,765        3.07        1.55   1.77    -2.67   -2.46
Principal SAM Conservative Growth
  Portfolio Class 2                      44,245 13.91      14.19         625,832        2.05        1.55   1.70    -3.01   -2.86
Principal SAM Flexible Income
  Portfolio Class 2                      39,046 13.08      10.80         457,545        3.59        1.55   1.77    -3.27   -3.06
Principal SAM Strategic Growth
  Portfolio Class 2                      18,383 15.26      15.58         285,106        2.06        1.55   1.70    -3.53   -3.38
Principal Short-Term Income Account
  Class 2                                 5,911             7.35          43,468        2.49               1.55            -0.96
SST Allocation Balanced Portfolio
  Class 3                             1,153,596 13.28      14.18      15,729,099        1.30        1.15   1.90    -3.19   -2.46
SST Allocation Growth Portfolio
  Class 3                               151,736 13.71      14.69       2,143,023        1.30        1.15   1.90    -3.72   -2.99
SST Allocation Moderate Growth
  Portfolio Class 3                     699,550 13.20      14.13       9,483,878        1.38        1.15   1.90    -3.59   -2.86
SST Allocation Moderate Portfolio
  Class 3                             1,042,428 13.16      13.91      14,251,869        1.29        1.30   2.15    -3.73   -2.91
SST Diversified Fixed Income
  Portfolio Class 3                       2,218             9.94          22,051        2.07               1.10            -1.62
SST International Equity Portfolio
  Class 3                                 5,456             9.20          50,169        1.78               1.10            -4.17
SST Mid Cap Value Portfolio Class 3       2,231             9.79          21,838        0.62               1.10            -7.06
SST Real Return Portfolio Class 3     1,651,670 10.67      11.66      18,236,281        3.90        0.85   2.15    -3.45   -2.19
SST Stock Portfolio Class 3                 496             9.97           4,940        0.00               1.70            -0.32
SAST Aggressive Growth Portfolio
  Class 1                                70,782            19.93       1,410,490        0.00               1.52            -2.68
SAST Aggressive Growth Portfolio
  Class 3                               194,340 12.12      12.75       2,641,574        0.00        0.85   1.90    -3.29   -2.27
SAST SA AB Growth Portfolio Class 1     154,627            60.72       9,389,530        0.13               1.52             9.58
SAST SA AB Growth Portfolio Class 3     194,099 18.45      15.56       7,642,814        0.00        0.85   1.90     8.89   10.04
SAST American Funds Asset
  Allocation Portfolio Class 3          534,603 13.98      14.96       7,771,252        1.38        1.15   1.90    -0.81   -0.07
SAST American Funds Global Growth
  Portfolio Class 3                   1,222,262 15.61      12.11      19,794,363        0.90        1.10   2.15     4.39    5.49
SAST American Funds Growth
  Portfolio Class 3                     947,138 15.26      12.73      15,020,937        0.91        1.10   2.15     4.27    5.37
SAST American Funds Growth-Income
  Portfolio Class 3                     812,989 14.36      12.46      12,051,004        1.06        1.10   2.15    -0.99    0.06
SAST Balanced Portfolio Class 1         111,539            23.88       2,663,649        1.73               1.52            -1.48
SAST Balanced Portfolio Class 3         764,922 14.60      14.74      11,799,819        1.57        0.85   1.90    -2.10   -1.06
SAST Blue Chip Growth Portfolio
  Class 1                                63,709             9.79         623,833        0.38               1.52             2.81
SAST Blue Chip Growth Portfolio
  Class 3                               430,164 15.48       9.77       5,478,551        0.19        0.85   1.90     2.17    3.24
SAST Capital Growth Portfolio
  Class 1                                22,404            11.60         259,812        0.08               1.52             3.98
SAST Capital Growth Portfolio
  Class 3                               185,896 14.37      12.28       2,155,289        0.00        0.85   1.90     3.33    4.42
SAST Corporate Bond Portfolio
  Class 1                               100,529            27.81       2,795,664        3.80               1.52            -2.71
SAST Corporate Bond Portfolio
  Class 3                             1,976,862 14.83      23.71      36,831,104        3.53        0.85   2.15    -3.56   -2.30
SAST Dogs of Wall Street Portfolio
  Class 1                                50,595            22.79       1,153,271        1.75               1.52             0.53
SAST Dogs of Wall Street Portfolio
  Class 3                               250,192 18.04      28.02       4,992,091        1.71        0.85   2.15    -0.35    0.95
SAST Dynamic Allocation Portfolio
  Class 3                            70,608,260 11.36      11.91     823,326,924        1.08        0.95   2.15    -7.17   -6.05
SAST Dynamic Strategy Portfolio
  Class 3                            44,764,887 11.29      11.69     517,236,155        0.82        1.15   2.15    -7.43   -6.50
SAST Emerging Markets Portfolio
  Class 1                                79,031            14.74       1,164,772        1.81               1.52           -15.57
SAST Emerging Markets Portfolio
  Class 3                               560,047  8.47      19.08       6,496,857        1.56        0.85   2.15   -16.31  -15.22
SAST Equity Opportunities Portfolio
  Class 1                                60,507            30.20       1,827,220        0.56               1.52             1.45
SAST Equity Opportunities Portfolio
  Class 3                               148,035 14.80      20.14       2,899,947        0.38        0.85   2.15     0.56    1.87
SAST Foreign Value Portfolio Class 3  1,872,632  9.68      10.69      23,584,017        1.91        0.85   2.15    -6.90   -5.69
SAST Fundamental Growth Portfolio
  Class 1                                74,154            27.56       2,043,328        0.00               1.52     0.00    0.00
SAST Fundamental Growth Portfolio
  Class 3                               176,411 15.16      11.14       3,902,253        0.00        0.85   1.90    -0.63    0.42
SAST Global Bond Portfolio Class 1       45,142            21.66         977,769        0.00               1.52            -4.34
SAST Global Bond Portfolio Class 3    1,099,765 11.38      16.72      14,686,106        0.00        0.85   2.15    -5.17   -3.93
SAST Global Equities Portfolio
  Class 1                                49,502            26.74       1,323,474        1.40               1.52            -2.72
SAST Global Equities Portfolio
  Class 3                               115,350 11.64      12.56       1,958,397        1.15        1.15   1.90    -3.33   -2.60
SAST Growth Opportunities Portfolio
  Class 1                                35,114             9.24         324,344        0.00               1.52            -2.16
SAST Growth Opportunities Portfolio
  Class 3                               679,309 16.55       9.58       8,253,458        0.00        0.85   2.15    -3.02   -1.75
SAST Growth-Income Portfolio Class 1    160,208            45.38       7,270,212        1.73               1.52            -3.65
SAST Growth-Income Portfolio Class 3    518,863 14.31      15.40       8,564,104        1.64        0.85   2.15    -4.50   -3.25
SAST High-Yield Bond Portfolio
  Class 1                                74,176            26.14       1,939,001        5.34               1.52            -5.74
SAST High-Yield Bond Portfolio
  Class 3                               495,622 12.07      19.35       7,363,758        5.34        0.85   2.15    -6.56   -5.34
SAST International Diversified
  Equities Portfolio Class 1            144,708            13.79       1,995,017        2.31               1.52            -1.24
SAST International Diversified
  Equities Portfolio Class 3            577,759  9.69       9.64       7,168,766        1.82        0.85   2.15    -2.11   -0.83
SAST International Growth and
  Income Portfolio Class 1              100,958            14.88       1,501,983        2.74               1.52            -3.09
SAST International Growth and
  Income Portfolio Class 3              655,694  8.26      12.38       8,159,598        2.32        0.85   1.90    -3.70   -2.68
SAST SA MFS Massachusetts Investors
  Trust Portfolio Class 1                68,557            36.92       2,531,453        0.81               1.52            -1.29
SAST SA MFS Massachusetts Investors
  Trust Portfolio Class 3               772,417 15.80      17.93      16,001,847        0.62        0.85   2.15    -2.16   -0.88
SAST SA MFS Total Return Bond
  Portfolio Class 1                     105,777            37.85       4,004,049        2.30               1.52            -1.96
SAST SA MFS Total Return Bond
  Portfolio Class 3                     413,382 13.58      22.34       8,831,787        2.08        0.85   1.90    -2.58   -1.55
SAST Mid-Cap Growth Portfolio
  Class 1                                90,483            20.02       1,811,710        0.00               1.52             1.43
SAST Mid-Cap Growth Portfolio
  Class 3                               347,997 18.89      16.94       6,702,105        0.00        0.85   2.15     0.54    1.86
SAST Real Estate Portfolio Class 1       45,797            33.79       1,547,296        1.79               1.52             0.29
SAST Real Estate Portfolio Class 3      672,903 11.14      42.50      12,095,373        1.50        0.85   2.15    -0.59    0.71
SAST SA Janus Focused Growth
  Portfolio Class 3                     341,200 15.43      15.99       5,678,204        0.00        0.85   2.15    -2.11   -0.83
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 1                      55,260            28.29       1,563,499        1.17               1.52            -1.62
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 3                   2,959,341 12.91      20.24      46,105,508        0.91        0.85   2.15    -2.49   -1.21
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 1               249,773            51.98      12,984,128        0.50               1.52            -0.22
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 3               869,634 13.57      21.59      21,388,717        0.24        0.85   2.15    -1.09    0.20

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                                December 31, 2015                     For the Year Ended December 31, 2015
                                     --------------------------------------------  -------------------------------------------
                                                                                                     Expense         Total
                                               Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                               -------------------      Net           Income      -------------- --------------
Sub-accounts                           Units   Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                         --------- ------    -------   --------------  -------------  ------ ------- ------  -------
SAST Small & Mid Cap Value
  Portfolio Class 3                  1,075,854 16.48      17.28      23,018,655        0.32        0.85   2.15    -8.07   -6.87
SAST Small Company Value Portfolio
  Class 3                              728,098 13.30      13.63       9,666,795        0.06        0.85   2.15    -9.65   -8.47
SAST Technology Portfolio Class 1       50,733             3.99         202,176        0.00               1.52             8.42
SAST Technology Portfolio Class 3      369,502 15.39      16.75       2,393,391        0.00        1.10   1.90     7.74    8.61
SAST Telecom Utility Portfolio
  Class 1                               35,560            21.52         765,254        4.66               1.52           -13.36
SAST Telecom Utility Portfolio
  Class 3                               77,409 14.97      15.77       1,292,460        4.63        0.85   1.90   -13.91  -13.00
SAST Ultra Short Bond Portfolio
  Class 1                              137,987            12.17       1,679,881        0.00               1.52            -1.72
SAST Ultra Short Bond Portfolio
  Class 3                              801,895  8.67      10.86       8,320,058        0.00        0.85   1.90    -2.33   -1.30
SAST VCP Managed Asset Allocation
  SAST Portfolio Class 3             4,896,904 11.46      11.84      57,444,371        0.00        1.15   2.15    -3.45   -2.48
SAST VCP Total Return Balanced
  Portfolio Class 3                  4,493,484 10.54      10.83      48,251,949        0.00        1.15   2.15    -5.87   -4.92
SAST VCP Value Portfolio Class 3     5,755,824 11.10      11.41      65,110,889        0.27        1.15   2.15    -4.35   -3.39
UIF Global Infrastructure Portfolio
  Class II                               1,711             8.53          14,595        2.01               1.40           -15.08
VALIC Company I International
  Equities Index Fund                   10,175  8.84       9.34          95,176        0.00        1.10   1.70   -11.58   -2.09
VALIC Company I Mid Cap Index Fund      25,150  9.10      10.22         254,978        0.00        1.10   1.70    -9.03   -3.57
VALIC Company I Small Cap Index Fund    14,991  9.34      10.34         153,697        0.00        1.10   1.40    -5.81   -5.52
VALIC Company I Stock Index Fund        56,826  9.67      10.45         591,309        0.00        1.10   1.70    -3.34   -0.05

                                                December 31, 2014                     For the Year Ended December 31, 2014
                                     --------------------------------------------  -------------------------------------------
                                                                                                     Expense         Total
                                               Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                               -------------------      Net           Income      -------------- --------------
Sub-accounts                           Units   Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                         --------- ------    -------   --------------  -------------  ------ ------- ------  -------
American Funds Asset Allocation
  Fund Class 2                         103,683 24.05      24.86       2,576,209        1.44        0.85   1.20     4.14    4.50
American Funds Global Growth Fund
  Class 2                              237,756 31.19      34.69       7,742,208        1.06        0.85   1.72     0.57    1.45
American Funds Growth Fund Class 2     307,519 28.95      32.20       9,210,839        0.73        0.85   1.72     6.66    7.59
American Funds Growth-Income Fund
  Class 2                              409,174 25.64      28.53      10,903,964        1.19        0.85   1.72     8.75    9.70
AST Asset Allocation Portfolio
  Class 1                              112,301            37.27       4,185,721        2.55               1.52             5.84
AST Asset Allocation Portfolio
  Class 3                              142,197 14.81      20.99       3,481,940        2.23        0.85   1.90     5.18    6.28
AST Capital Appreciation Portfolio
  Class 1                              105,902            88.93       9,417,684        0.00               1.52            13.50
AST Capital Appreciation Portfolio
  Class 3                              546,342 20.84      29.73      22,973,199        0.00        0.85   2.15    12.51   13.98
AST Government and Quality Bond
  Portfolio Class 1                    179,183            21.48       3,848,072        1.93               1.52             3.58
AST Government and Quality Bond
  Portfolio Class 3                  2,171,458 11.78      17.45      34,598,415        1.64        0.85   2.15     2.68    4.02
AST Growth Portfolio Class 1            87,386            48.89       4,272,688        0.56               1.52             5.83
AST Growth Portfolio Class 3           164,211 14.74      18.57       6,202,555        0.30        0.85   1.90     5.17    6.28
AST Natural Resources Portfolio
  Class 1                               31,024            39.53       1,226,242        1.14               1.52           -19.76
AST Natural Resources Portfolio
  Class 3                              326,851  8.09       8.42       6,181,181        0.80        0.85   1.90   -20.26  -19.42
Columbia VP Income Opportunities
  Fund Class 1                           5,515 22.62      23.40         126,394        0.00        1.52   1.77     2.19    2.45
Columbia VP Large Cap Growth Fund
  III Class 1                           32,270 17.60      18.22         584,710        0.47        1.52   1.77    10.48   10.76
FTVIP Franklin Founding Funds
  Allocation VIP Fund Class 2          297,850 12.21      13.13       3,732,787        2.74        0.85   1.90     0.91    1.98
FTVIP Franklin Income VIP Fund
  Class 2                            1,126,020 13.11      14.13      15,222,288        5.03        0.85   1.90     2.65    3.73
Invesco V.I. American Franchise
  Fund Series II                        34,441 17.39      17.68         573,737        0.00        0.85   1.90     6.13    7.25
Invesco V.I. Comstock Fund Series II   938,706 14.85      21.93      16,626,533        1.08        0.85   2.15     6.78    8.18
Invesco V.I. Growth and Income Fund
  Series II                          1,488,341 14.74      23.77      28,049,551        1.48        0.85   2.15     7.63    9.03
Lord Abbett Fund Growth and Income
  Portfolio Class VC                   837,517 12.74      18.74      13,109,872        0.66        0.85   2.15     5.36    6.74
Lord Abbett Fund Mid Cap Stock
  Portfolio Class VC                     7,103            22.50         159,823        0.44               0.85            10.58
Principal Diversified International
  Account Class 2                       12,511  7.05       7.22          88,454        1.20        1.55   1.70    -5.04   -4.89
Principal Equity Income Account
  Class 2                               30,236 14.48      14.77         442,824        1.74        1.55   1.70    10.56   10.73
Principal Government & High Quality
  Bond Account Class 2                      74  8.03       8.19             598        0.41        1.55   1.70     2.98    3.13
Principal Income Account Class 2        11,118  9.87      10.06         110,843        3.06        1.55   1.70     3.49    3.64
Principal LargeCap Blend Account II
  Class 2                                3,444  9.75       9.93          33,824        0.74        1.55   1.70     9.13    9.29
Principal LargeCap Growth Account
  Class 2                                1,571            10.81          16,992        0.22        1.55   1.70             9.15
Principal Money Market Account
  Class 2                               18,401  5.42       5.53          99,714        0.00        1.55   1.70    -1.69   -1.54
Principal PVC Capital Appreciation
  Account Class 2                        9,572 19.26      19.64         185,517        2.16        1.55   1.70    10.30   10.47
Principal PVC MidCap Blend Acct
  Class 2                               71,777 18.26      18.56       1,312,685        0.27        1.55   1.70    10.80   10.97
Principal Real Estate Securities
  Account Class 2                          710 28.32      29.12          20,429        1.36        1.55   1.70    30.21   30.40
Principal SAM Balanced Portfolio
  Class 2                              542,028 13.54      14.01       7,440,930        2.39        1.52   1.77     4.72    4.98
Principal SAM Conservative Balanced
  Portfolio Class 2                     12,390  9.83      13.49         122,328        2.80        1.55   1.77     4.06    4.29
Principal SAM Conservative Growth
  Portfolio Class 2                     45,623 14.34      14.61         664,385        1.62        1.55   1.70     5.33    5.49
Principal SAM Flexible Income
  Portfolio Class 2                     45,690 11.14      13.52         546,583        3.51        1.55   1.77     3.94    4.17
Principal SAM Strategic Growth
  Portfolio Class 2                     18,470 15.82      16.13         296,584        1.17        1.55   1.70     6.53    6.69
Principal Short-Term Income Account
  Class 2                                6,098             7.42          45,278        1.39        1.55   1.70            -0.54
Principal SmallCap Growth Account
  II Class 2                             1,889            10.55          19,926        0.00        1.55   1.70             4.86
SST Allocation Balanced Portfolio
  Class 3                            1,182,600 13.72      14.53      16,598,874        1.28        1.30   1.90     3.34    4.12
SST Allocation Growth Portfolio
  Class 3                              175,700 14.23      15.14       2,568,649        0.67        1.30   1.90     3.25    4.03
SST Allocation Moderate Growth
  Portfolio Class 3                    694,314 13.69      14.54       9,730,120        1.03        1.15   1.90     3.17    3.94
SST Allocation Moderate Portfolio
  Class 3                            1,041,310 13.67      14.32      14,699,201        1.09        1.30   2.15     3.02    3.90
SST Real Return Portfolio Class 3    1,613,879 11.06      11.93      18,334,136        0.00        0.85   2.15    -0.53    0.77
SAST Aggressive Growth Portfolio
  Class 1                               86,777            20.48       1,776,752        0.00               1.52            -0.97
SAST Aggressive Growth Portfolio
  Class 3                              209,773 12.53      13.04       3,296,044        0.00        0.85   1.90    -1.59   -0.55
SAST SA AB Growth Portfolio Class 1    178,046            55.41       9,866,299        0.00               1.52            12.44
SAST SA AB Growth Portfolio Class 3    230,523 14.14      16.94       7,850,551        0.00        0.85   1.90    11.74   12.92

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                                December 31, 2014                      For the Year Ended December 31, 2014
                                     ---------------------------------------------  -------------------------------------------
                                                                                                      Expense         Total
                                                Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                                -------------------      Net           Income      -------------- --------------
Sub-accounts                           Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                         ---------- ------    -------   --------------  -------------  ------ ------- ------  -------
SAST American Funds Asset
  Allocation Portfolio Class 3          517,150 14.09      14.97       7,504,535        1.07        1.15   1.90     3.10    3.88
SAST American Funds Global Growth
  Portfolio Class 3                   1,397,645 14.96      16.03      21,554,249        0.93        1.15   2.15    -0.20    0.80
SAST American Funds Growth
  Portfolio Class 3                   1,039,498 14.63      15.66      15,736,526        0.61        1.15   2.15     5.89    6.95
SAST American Funds Growth-Income
  Portfolio Class 3                     828,444 14.50      15.52      12,296,939        0.96        1.15   2.15     7.93    9.02
SAST Balanced Portfolio Class 1         129,195            24.24       3,131,578        1.37               1.52             9.76
SAST Balanced Portfolio Class 3         761,549 14.90      14.91      12,034,582        1.20        0.85   1.90     9.07   10.22
SAST Blue Chip Growth Portfolio
  Class 1                                74,540             9.52         709,934        0.04               1.52            10.23
SAST Blue Chip Growth Portfolio
  Class 3                               455,047  9.46      15.15       5,437,879        0.00        0.85   1.90     9.54   10.69
SAST Capital Growth Portfolio
  Class 1                                21,204            11.15         236,478        0.08               1.52             6.95
SAST Capital Growth Portfolio
  Class 3                               230,978 11.76      13.90       2,584,699        0.00        0.85   1.90     6.28    7.40
SAST Corporate Bond Portfolio
  Class 1                               116,962            28.58       3,343,286        3.66               1.52             4.21
SAST Corporate Bond Portfolio
  Class 3                             1,947,371 15.38      24.27      38,504,302        3.36        0.85   2.15     3.30    4.65
SAST Dogs of Wall Street Portfolio
  Class 1                                61,702            22.67       1,399,065        1.45               1.52             9.08
SAST Dogs of Wall Street Portfolio
  Class 3                               268,374 18.10      27.76       5,404,275        1.39        0.85   2.15     8.13    9.54
SAST Dynamic Allocation Portfolio
  Class 3                            53,998,923 12.24      12.67     673,465,249        0.61        0.95   2.15     2.10    3.34
SAST Dynamic Strategy Portfolio
  Class 3                            32,343,337 12.20      12.50     400,778,579        0.46        1.15   2.15     2.09    3.11
SAST Emerging Markets Portfolio
  Class 1                                82,020            17.46       1,431,782        1.20               1.52            -7.31
SAST Emerging Markets Portfolio
  Class 3                               561,685 10.13      22.50       7,841,166        1.02        0.85   2.15    -8.12   -6.92
SAST Equity Opportunities Portfolio
  Class 1                                73,233            29.77       2,180,016        0.40               1.52             8.78
SAST Equity Opportunities Portfolio
  Class 3                               139,544 14.72      19.77       2,859,405        0.20        0.85   2.15     7.82    9.23
SAST Foreign Value Portfolio Class 3  1,966,179 10.40      11.33      27,124,752        0.99        0.85   2.15    -8.95   -7.76
SAST Fundamental Growth Portfolio
  Class 1                                86,780            27.56       2,391,309        0.00               1.52             5.97
SAST Fundamental Growth Portfolio
  Class 3                               184,030 11.10      15.25       4,179,217        0.00        0.85   1.90     5.30    6.41
SAST Global Bond Portfolio Class 1       57,013            22.64       1,290,868        0.00               1.52            -1.84
SAST Global Bond Portfolio Class 3    1,017,107 12.00      17.41      14,722,688        0.00        0.85   2.15    -2.70   -1.43
SAST Global Equities Portfolio
  Class 1                                55,757            27.48       1,532,350        0.65               1.52             2.62
SAST Global Equities Portfolio
  Class 3                               141,133 12.05      12.89       2,436,457        0.51        0.85   1.90     1.98    2.74
SAST Growth Opportunities Portfolio
  Class 1                                35,161             9.44         331,946        0.00               1.52             2.16
SAST Growth Opportunities Portfolio
  Class 3                               754,469  9.75      17.07       9,220,794        0.00        0.85   2.15     1.27    2.59
SAST Growth-Income Portfolio Class 1    177,315            47.10       8,351,567        1.22               1.52            12.39
SAST Growth-Income Portfolio Class 3    492,163 14.99      15.92       8,571,846        1.11        0.85   2.15    11.40   12.86
SAST High-Yield Bond Portfolio
  Class 1                               105,045            27.73       2,913,089        4.20               1.52     0.00    0.00
SAST High-Yield Bond Portfolio
  Class 3                               449,760 12.92      20.44       7,332,113        4.85        0.85   2.15    -1.54   -0.26
SAST International Diversified
  Equities Portfolio Class 1            163,595            13.96       2,283,775        1.61               1.52            -9.84
SAST International Diversified
  Equities Portfolio Class 3            639,329  9.72       9.90       8,189,779        1.31        0.85   2.15   -10.63   -9.46
SAST International Growth and
  Income Portfolio Class 1              121,295            15.35       1,862,039        1.81               1.52           -10.82
SAST International Growth and
  Income Portfolio Class 3              722,249  8.58      12.72       9,497,621        1.49        0.85   1.90   -11.38  -10.44
SAST SA MFS Massachusetts Investors
  Trust Portfolio Class 1                80,501            37.41       3,011,410        0.58               1.52             9.20
SAST SA MFS Massachusetts Investors
  Trust Portfolio Class 3               801,890 16.15      18.09      17,376,401        0.36        0.85   2.15     8.25    9.66
SAST SA MFS Total Return Bond
  Portfolio Class 1                     125,454            38.61       4,843,897        2.06               1.52             6.81
SAST SA MFS Total Return Bond
  Portfolio Class 3                     439,734 13.94      22.69      10,177,283        1.82        0.85   1.90     6.14    7.26
SAST Mid-Cap Growth Portfolio
  Class 1                               114,030            19.74       2,251,006        0.00               1.52             9.59
SAST Mid-Cap Growth Portfolio
  Class 3                               375,599 16.63      18.79       7,146,608        0.00        0.85   2.15     8.63   10.05
SAST Real Estate Portfolio Class 1       49,371            33.69       1,663,247        1.35               1.52            27.82
SAST Real Estate Portfolio Class 3      757,155 11.20      42.20      14,052,885        1.11        0.85   2.15    26.70   28.35
SAST SA Janus Focused Growth
  Portfolio Class 3                     348,414 15.76      16.12       5,896,987        0.00        0.85   2.15     8.59   10.02
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 1                      63,256            28.76       1,819,304        1.31               1.52             3.23
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 3                   3,049,518 13.23      20.49      49,638,015        1.06        0.85   2.15     2.33    3.66
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 1               289,589            52.10      15,086,578        0.61               1.52             5.13
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 3               943,445 13.72      21.54      25,062,216        0.37        0.85   2.15     4.21    5.57
SAST Small & Mid Cap Value
  Portfolio Class 3                   1,127,484 17.93      18.55      26,535,945        0.59        0.85   2.15     6.55    7.94
SAST Small Company Value Portfolio
  Class 3                               767,535 14.72      14.89      11,182,570        0.07        0.85   2.15    -2.35   -1.07
SAST Technology Portfolio Class 1        54,578             3.68         200,597        0.00               1.52            22.96
SAST Technology Portfolio Class 3       382,935 15.54      16.57       1,937,982        0.00        0.85   1.90    22.18   23.10
SAST Telecom Utility Portfolio
  Class 1                                41,689            24.84       1,035,527        2.84               1.52            10.79
SAST Telecom Utility Portfolio
  Class 3                                73,372 17.38      18.12       1,444,334        2.36        0.85   1.90    10.10   11.26
SAST Ultra Short Bond Portfolio
  Class 1                               225,453            12.39       2,792,612        0.00               1.52            -1.79
SAST Ultra Short Bond Portfolio
  Class 3                               627,353  8.87      11.01       6,941,126        0.00        0.85   1.90    -2.40   -1.37
SAST VCP Managed Asset Allocation
  SAST Portfolio Class 3              1,590,362 11.87      12.14      19,165,139        0.46        1.30   2.15     0.51    1.52
SAST VCP Total Return Balanced
  Portfolio Class 3                   1,475,825 11.20      11.39      16,707,629        0.00        1.15   2.15     3.97    5.01
SAST VCP Value Portfolio Class 3      1,451,083 11.61      11.81      17,031,578        1.78        1.15   2.15     5.95    7.01

                                               December 31, 2013                    For the Year Ended December 31, 2013
                                     ------------------------------------------  -------------------------------------------
                                                                                                   Expense         Total
                                             Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                             -------------------      Net           Income      -------------- --------------
Sub-accounts                          Units  Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                         ------- ------    -------   --------------  -------------  ------ ------- ------  -------
American Funds Asset Allocation
  Fund Class 2                       113,877 23.10      23.79       2,707,916        1.47        0.85   1.20   22.22    22.65
American Funds Global Growth Fund
  Class 2                            305,492 31.01      34.20       9,824,252        1.19        0.85   1.72   26.98    28.09
American Funds Growth Fund Class 2   375,320 27.14      29.93      10,504,388        0.91        0.85   1.72   27.89    29.00

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                                December 31, 2013                      For the Year Ended December 31, 2013
                                     ---------------------------------------------  -------------------------------------------
                                                                                                      Expense         Total
                                                Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                                -------------------      Net           Income      -------------- --------------
Sub-accounts                           Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                         ---------- ------    -------   --------------  -------------  ------ ------- ------  -------
American Funds Growth-Income Fund
  Class 2                               518,108 23.58      26.01      12,651,424         1.33       0.85   1.72   31.23    32.37
AST Asset Allocation Portfolio
  Class 1                               107,513            35.22       3,786,152         2.84              1.52            16.11
AST Asset Allocation Portfolio
  Class 3                               156,634 14.08      19.75       3,833,733         2.55       0.85   1.90   15.38    16.60
AST Capital Appreciation Portfolio
  Class 1                               118,271            78.35       9,266,261         0.00              1.52            33.78
AST Capital Appreciation Portfolio
  Class 3                               589,721 18.52      26.09      24,327,775         0.00       0.85   2.15   32.61    34.34
AST Government and Quality Bond
  Portfolio Class 1                     206,629            20.73       4,284,198         2.46              1.52            -3.56
AST Government and Quality Bond
  Portfolio Class 3                   2,234,883 11.47      16.77      35,567,294         2.19       0.85   2.15   -4.41    -3.16
AST Growth Portfolio Class 1             97,463            46.20       4,502,945         0.80              1.52            33.14
AST Growth Portfolio Class 3            178,450 14.01      17.47       6,790,328         0.53       0.85   1.90   32.31    33.70
AST Natural Resources Portfolio
  Class 1                                38,811            49.26       1,911,825         0.89              1.52             4.21
AST Natural Resources Portfolio
  Class 3                               234,786 10.14      10.44       6,356,095         0.68       0.85   1.90    3.55     4.64
Columbia VP Income Opportunities
  Fund Class 1                            5,684 22.13      22.84         127,353        12.79       1.52   1.77    3.24     3.49
Columbia VP Large Cap Growth Fund
  III Class 1                            41,520 15.93      16.45         678,046         0.44       1.52   1.77   35.68    36.02
FTVIP Franklin Founding Funds
  Allocation VIP Fund Class 2           319,901 12.10      12.88       3,955,781        12.93       0.85   1.90   21.45    22.73
FTVIP Franklin Income VIP Fund
  Class 2                               957,209 12.77      13.62      12,553,946         6.43       0.85   1.90   11.80    12.98
Invesco V.I. American Franchise
  Fund Series II                         44,395 16.38      16.48         698,718         0.22       0.85   1.90   37.17    38.62
Invesco V.I. Comstock Fund Series II  1,004,380 13.91      20.27      16,837,568         1.43       0.85   2.15   32.78    34.51
Invesco V.I. Growth and Income Fund
  Series II                           1,647,491 13.70      21.80      29,135,752         1.28       0.85   2.15   30.93    32.64
Lord Abbett Fund Growth and Income
  Portfolio Class VC                    965,878 12.09      17.56      14,428,235         0.57       0.85   2.15   33.02    34.75
Lord Abbett Fund Mid Cap Stock
  Portfolio Class VC                      8,299            20.35         168,843         0.42              0.85            29.22
Principal Diversified International
  Account Class 2                        27,212  7.43       7.59         204,674         1.35       1.55   1.70   16.20    16.37
Principal Equity Income Account
  Class 2                                53,025 13.10      13.34         703,073         2.78       1.55   1.70   24.89    25.08
Principal Government & High Quality
  Bond Account Class 2                    1,215  7.80       7.94           9,640         3.66       1.55   1.70   -2.96    -2.81
Principal Income Account Class 2         21,353  9.54       9.71         206,162         4.60       1.55   1.70   -1.58    -1.43
Principal LargeCap Blend Account II
  Class 2                                 6,409  8.94       9.08          57,898         1.56       1.55   1.70   29.05    29.25
Principal LargeCap Growth Account
  Class 2                                 3,166             9.91          31,367         0.99       1.55   1.70            31.59
Principal Money Market Account
  Class 2                                18,538  5.51       5.62         102,179         0.00       1.55   1.70   -1.68    -1.53
Principal PVC Capital Appreciation
  Account Class 2                        18,022 17.46      17.77         317,871         6.78       1.55   1.70   30.05    30.25
Principal PVC MidCap Blend Acct
  Class 2                                82,956 16.48      16.73       1,370,794         1.20       1.55   1.70   31.34    31.54
Principal Real Estate Securities
  Account Class 2                           747 21.75      22.33          16,505         0.92       1.55   1.70    2.12     2.27
Principal SAM Balanced Portfolio
  Class 2                               654,592 12.93      13.35       8,571,058         2.15       1.52   1.77   15.27    15.56
Principal SAM Conservative Balanced
  Portfolio Class 2                      13,048  9.43      12.96         123,695         2.61       1.55   1.77    9.30     9.54
Principal SAM Conservative Growth
  Portfolio Class 2                      52,459 13.62      13.85         723,838         1.49       1.55   1.70   20.76    20.94
Principal SAM Flexible Income
  Portfolio Class 2                      48,812 10.70      13.01         558,767         3.16       1.55   1.77    5.58     5.81
Principal SAM Strategic Growth
  Portfolio Class 2                      24,758 14.85      15.12         373,109         1.14       1.55   1.70   24.96    25.15
Principal Short-Term Income Account
  Class 2                                 6,206  7.34       7.47          46,331         1.65       1.55   1.70   -0.45    -0.30
Principal SmallCap Growth Account
  II Class 2                              5,980  9.87      10.06          59,420         0.00       1.55   1.70   44.51    44.73
SST Allocation Balanced Portfolio
  Class 3                             1,030,438 13.27      13.69      13,924,876         1.92       1.30   1.90    9.38    10.04
SST Allocation Growth Portfolio
  Class 3                               159,412 13.79      14.26       2,247,216         0.88       1.30   1.90   21.36    22.09
SST Allocation Moderate Growth
  Portfolio Class 3                     678,138 13.27      13.99       9,177,599         1.45       1.15   1.90   15.09    15.96
SST Allocation Moderate Portfolio
  Class 3                             1,017,491 13.27      13.79      13,860,740         1.59       1.30   2.15   11.99    12.95
SST Real Return Portfolio Class 3     1,436,137 11.11      11.83      16,298,513         0.80       0.85   2.15   -7.25    -6.04
SAST Aggressive Growth Portfolio
  Class 1                                99,861            20.67       2,064,625         0.00              1.52            40.79
SAST Aggressive Growth Portfolio
  Class 3                               261,616 12.73      13.12       4,460,478         0.00       0.85   1.90   39.91    41.38
SAST SA AB Growth Portfolio Class 1     197,819            49.28       9,748,966         0.27              1.52            35.37
SAST SA AB Growth Portfolio Class 3     216,650 12.53      15.16       7,940,092         0.02       0.85   1.90   34.53    35.94
SAST American Funds Asset
  Allocation Portfolio Class 3          418,254 13.67      14.41       5,853,937         1.36       1.15   1.90   21.04    21.95
SAST American Funds Global Growth
  Portfolio Class 3                   1,410,938 14.99      15.90      21,662,517         0.57       1.15   2.15   26.09    27.36
SAST American Funds Growth
  Portfolio Class 3                   1,020,425 13.82      14.64      14,510,545         0.47       1.15   2.15   26.99    28.26
SAST American Funds Growth-Income
  Portfolio Class 3                     873,160 13.43      14.23      11,921,248         1.20       1.15   2.15   30.27    31.58
SAST Balanced Portfolio Class 1         149,714            22.08       3,306,159         1.56              1.52            17.68
SAST Balanced Portfolio Class 3         693,641 13.51      13.67      10,145,275         1.39       0.85   1.90   16.94    18.17
SAST Blue Chip Growth Portfolio
  Class 1                                78,584             8.64         678,982         0.35              1.52            31.95
SAST Blue Chip Growth Portfolio
  Class 3                               465,355  8.55      13.83       4,854,902         0.13       0.85   1.90   31.12    32.50
SAST Capital Growth Portfolio
  Class 1                                34,189            10.43         356,511         0.76              1.52            27.31
SAST Capital Growth Portfolio
  Class 3                               262,253 10.95      13.08       2,696,885         0.57       0.85   1.90   26.51    27.84
SAST Corporate Bond Portfolio
  Class 1                               121,313            27.43       3,327,621         4.10              1.52            -0.13
SAST Corporate Bond Portfolio
  Class 3                             1,845,460 14.89      23.19      36,778,899         4.26       0.85   2.15   -1.00     0.29
SAST Dogs of Wall Street Portfolio
  Class 1                                62,689            20.79       1,303,073         1.41              1.52            34.56
SAST Dogs of Wall Street Portfolio
  Class 3                               194,212 16.74      25.34       3,682,517         1.46       0.85   2.15   33.38    35.12
SAST Dynamic Allocation Portfolio
  Class 3                            32,237,642 11.99      12.26     391,106,970         0.00       0.95   2.15   14.65    16.03
SAST Dynamic Strategy Portfolio
  Class 3                            14,396,161 11.95      12.13     173,521,294         0.00       1.15   2.15   15.06    16.21
SAST Emerging Markets Portfolio
  Class 1                                97,610            18.83       1,838,226         0.54              1.52            -4.84
SAST Emerging Markets Portfolio
  Class 3                               539,428 11.02      24.18       8,484,956         0.32       0.85   2.15   -5.67    -4.44
SAST Equity Opportunities Portfolio
  Class 1                                85,275            27.37       2,333,665         0.55              1.52            29.25
SAST Equity Opportunities Portfolio
  Class 3                               104,710 13.65      18.10       2,165,843         0.39       0.85   2.15   28.12    29.79
SAST Foreign Value Portfolio Class 3  1,910,253 11.42      12.29      29,619,095         1.68       0.85   2.15   20.47    22.04
SAST Fundamental Growth Portfolio
  Class 1                               100,482            26.00       2,612,906         0.00              1.52            35.00
SAST Fundamental Growth Portfolio
  Class 3                               194,003 10.43      14.49       4,379,096         0.00       0.85   1.90   34.16    35.57
SAST Global Bond Portfolio Class 1       64,889            23.07       1,496,758         1.06              1.52            -5.00
SAST Global Bond Portfolio Class 3      861,316 12.33      17.66      13,392,604         1.00       0.85   2.15   -5.83    -4.60
SAST Global Equities Portfolio
  Class 1                                66,538            26.78       1,781,935         0.53              1.52            24.30

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                                December 31, 2013                     For the Year Ended December 31, 2013
                                     --------------------------------------------  -------------------------------------------
                                                                                                     Expense         Total
                                               Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                               -------------------      Net           Income      -------------- --------------
Sub-accounts                           Units   Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                         --------- ------    -------   --------------  -------------  ------ ------- ------  -------
SAST Global Equities Portfolio
  Class 3                              112,789 11.81      12.55       2,196,618        0.33        0.85   1.90   23.52    24.44
SAST Growth Opportunities Portfolio
  Class 1                               46,249             9.24         427,376        0.00               1.52            35.72
SAST Growth Opportunities Portfolio
  Class 3                              859,841  9.50      16.85      10,017,091        0.00        0.85   2.15   34.53    36.29
SAST Growth-Income Portfolio Class 1   186,943            41.91       7,834,592        1.49               1.52            29.77
SAST Growth-Income Portfolio Class 3   467,491 13.45      14.11       7,364,944        1.44        0.85   2.15   28.64    30.31
SAST High-Yield Bond Portfolio
  Class 1                              142,257            27.92       3,971,793        5.18               1.52             6.28
SAST High-Yield Bond Portfolio
  Class 3                              407,699 13.13      20.50       7,057,011        5.44        0.85   2.15    5.35     6.73
SAST International Diversified
  Equities Portfolio Class 1           170,889            15.48       2,645,864        2.64               1.52            18.81
SAST International Diversified
  Equities Portfolio Class 3           699,669 10.74      11.08      10,129,445        2.43        0.85   2.15   17.77    19.30
SAST International Growth and
  Income Portfolio Class 1             133,039            17.21       2,290,089        2.00               1.52            20.20
SAST International Growth and
  Income Portfolio Class 3             711,303  9.68      14.21      10,987,411        1.72        0.85   1.90   19.45    20.70
SAST SA MFS Massachusetts Investors
  Trust Portfolio Class 1               80,974            34.26       2,773,802        0.65               1.52            29.83
SAST SA MFS Massachusetts Investors
  Trust Portfolio Class 3              824,052 14.92      16.49      16,839,374        0.43        0.85   2.15   28.70    30.37
SAST SA MFS Total Return Bond
  Portfolio Class 1                    146,222            36.15       5,285,644        2.34               1.52            17.21
SAST SA MFS Total Return Bond
  Portfolio Class 3                    493,015 13.14      21.15      11,418,682        2.08        0.85   1.90   16.48    17.70
SAST Mid-Cap Growth Portfolio
  Class 1                              124,678            18.01       2,245,830        0.00               1.52            40.27
SAST Mid-Cap Growth Portfolio
  Class 3                              434,742 15.11      17.30       7,534,765        0.00        0.85   2.15   39.05    40.86
SAST Real Estate Portfolio Class 1      52,438            26.36       1,382,099        1.11               1.52            -3.56
SAST Real Estate Portfolio Class 3     924,631  8.84      32.88      14,216,942        0.96        0.85   2.15   -4.41    -3.16
SAST SA Janus Focused Growth
  Portfolio Class 3                    348,094 14.51      14.65       5,405,105        0.01        0.85   2.15   31.51    33.23
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 1                     64,939            27.86       1,809,288        1.35               1.52            -5.04
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 3                  2,920,100 12.93      19.77      47,779,205        1.28        0.85   2.15   -5.87    -4.64
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 1              330,772            49.55      16,391,244        1.20               1.52            31.67
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 3              963,345 13.17      20.41      26,792,910        0.94        0.85   2.15   30.52    32.22
SAST Small & Mid Cap Value
  Portfolio Class 3                  1,249,107 16.83      17.19      28,439,281        0.26        0.85   2.15   34.54    36.29
SAST Small Company Value Portfolio
  Class 3                              824,746 15.05      15.07      12,187,899        0.67        0.85   2.15   32.17    33.89
SAST Technology Portfolio Class 1       54,148             2.99         161,861        0.00               1.52            23.99
SAST Technology Portfolio Class 3      386,712 12.77      13.46       1,333,874        0.00        0.85   1.90   23.33    24.14
SAST Telecom Utility Portfolio
  Class 1                               43,926            22.42         984,791        2.39               1.52            18.17
SAST Telecom Utility Portfolio
  Class 3                               74,373 15.79      16.29       1,383,110        2.24        0.85   1.90   17.43    18.66
SAST Ultra Short Bond Portfolio
  Class 1                              237,454            12.61       2,994,723        0.00               1.52            -1.76
SAST Ultra Short Bond Portfolio
  Class 3                              699,734  9.09      11.16       7,745,851        0.00        0.85   1.90   -2.38    -1.35
SAST VCP Managed Asset Allocation
  SAST Portfolio Class 3               529,802 11.81      11.96       6,309,836        0.07        1.30   2.15   17.61    18.79
SAST VCP Total Return Balanced
  Portfolio Class 3                    316,086 10.77      10.85       3,419,414        0.99        1.15   2.15    7.73     8.45
SAST VCP Value Portfolio Class 3       330,591 10.96      11.03       3,638,596        0.44        1.15   2.15    9.58    10.32

                                                December 31, 2012                     For the Year Ended December 31, 2012
                                     --------------------------------------------  -------------------------------------------
                                                                                                     Expense         Total
                                               Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                               -------------------      Net           Income      -------------- --------------
Sub-accounts                           Units   Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                         --------- ------    -------   --------------  -------------  ------ ------- ------  -------
American Funds Asset Allocation
  Fund Class 2                         105,861 18.90      19.40       2,052,552        1.92        0.85   1.20   14.80    15.21
American Funds Global Growth Fund
  Class 2                              367,861 24.42      26.70       9,285,089        0.88        0.85   1.72   20.47    21.52
American Funds Growth Fund Class 2     433,087 21.22      23.20       9,462,122        0.78        0.85   1.72   15.88    16.89
American Funds Growth-Income Fund
  Class 2                              611,315 17.97      19.65      11,347,744        1.59        0.85   1.72   15.47    16.49
AST Asset Allocation Portfolio
  Class 1                              121,254            30.33       3,677,602        2.98               1.52            10.25
AST Asset Allocation Portfolio
  Class 3                              162,988 12.20      16.94       3,608,243        2.90        0.85   1.90    9.56    10.72
AST Capital Appreciation Portfolio
  Class 1                              140,943            58.57       8,254,748        0.00               1.52            22.02
AST Capital Appreciation Portfolio
  Class 3                              630,759 13.97      19.42      20,820,587        0.00        0.85   2.15   20.95    22.54
AST Government and Quality Bond
  Portfolio Class 1                    236,370            21.50       5,083,005        2.19               1.52             2.23
AST Government and Quality Bond
  Portfolio Class 3                  2,034,089 12.00      17.32      35,077,762        2.05        0.85   2.15    1.33     2.66
AST Growth Portfolio Class 1           108,446            34.70       3,763,161        0.57               1.52            12.24
AST Growth Portfolio Class 3           228,481 10.59      13.07       6,409,751        0.29        0.85   1.90   11.54    12.72
AST Natural Resources Portfolio
  Class 1                               46,571            47.27       2,201,483        1.08               1.52             1.96
AST Natural Resources Portfolio
  Class 3                              231,505  9.79       9.98       6,965,934        0.80        0.85   1.90    1.32     2.39
Columbia VP Income Opportunities
  Fund Class 1                           8,686 21.44      22.07         188,377        6.15        1.52   1.77   13.03    13.32
Columbia VP Large Cap Growth Fund
  III Class 1                           46,714 11.74      12.14         561,279        0.37        1.52   1.77   10.07    10.34
FTVIP Franklin Founding Funds
  Allocation VIP Fund Class 2          369,765  9.96      10.49       3,756,236        2.70        0.85   1.90   13.16    14.35
FTVIP Franklin Income VIP Fund
  Class 2                              876,783 11.42      12.05      10,231,548        6.26        0.85   1.90   10.53    11.70
Invesco V.I. American Franchise
  Fund Series II                        64,121 11.89      11.94         728,128        0.00        0.85   1.90   11.26    12.44
Invesco V.I. Comstock Fund Series II 1,165,221 10.48      15.07      14,705,485        1.53        0.85   2.15   16.39    17.92
Invesco V.I. Growth and Income Fund
  Series II                          1,923,682 10.46      16.43      26,145,210        1.32        0.85   2.15   11.91    13.38
Lord Abbett Fund Growth and Income
  Portfolio Class VC                 1,121,963  9.09      13.03      12,643,950        0.99        0.85   2.15    9.70    11.14
Lord Abbett Fund Mid Cap Stock
  Portfolio Class VC                     9,195            15.75         144,784        0.59               0.85            13.57
Principal Diversified International
  Account Class 2                       65,213  6.39       6.52         423,548        1.76        1.55   1.70   16.01    16.19
Principal Equity Income Account
  Class 2                               70,776 10.49      10.66         751,336        2.75        1.55   1.70   10.81    10.98
Principal Government & High Quality
  Bond Account Class 2                   1,228  8.04       8.17          10,022        3.75        1.55   1.70    1.95     2.10
Principal Income Account Class 2        24,748  9.69       9.85         242,489        4.08        1.55   1.70    7.43     7.60
Principal LargeCap Blend Account II
  Class 2                               10,693  6.92       7.03          74,941        1.04        1.55   1.70   12.90    13.07
Principal LargeCap Growth Account
  Class 2                                5,052  7.41       7.53          38,050        0.00        1.55   1.70   14.59    14.77
Principal Money Market Account
  Class 2                               18,684  5.61       5.71         104,748        0.00        1.55   1.70   -1.69    -1.54

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                                December 31, 2012                      For the Year Ended December 31, 2012
                                     ---------------------------------------------  -------------------------------------------
                                                                                                      Expense         Total
                                                Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                                -------------------      Net           Income      -------------- --------------
Sub-accounts                           Units    Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                         ---------- ------    -------   --------------  -------------  ------ ------- ------  -------
Principal PVC Capital Appreciation
  Account Class 2                        22,863 13.42      13.65         309,913        0.83        1.55   1.70   11.66    11.82
Principal PVC MidCap Blend Acct
  Class 2                                98,869 12.55      12.72       1,245,178        0.63        1.55   1.70   17.15    17.33
Principal Real Estate Securities
  Account Class 2                         1,058 21.30      21.84          22,750        1.07        1.55   1.70   14.88    15.06
Principal SAM Balanced Portfolio
  Class 2                               635,115 11.22      11.55       7,217,707        0.41        1.52   1.77   10.49    10.77
Principal SAM Conservative Balanced
  Portfolio Class 2                      13,750  8.61      11.86         119,189        0.40        1.55   1.77    8.96     9.20
Principal SAM Conservative Growth
  Portfolio Class 2                      69,627 11.28      11.45         792,793        0.21        1.55   1.70   11.89    12.06
Principal SAM Flexible Income
  Portfolio Class 2                      59,574 10.11      12.32         637,504        0.86        1.55   1.77    8.40     8.64
Principal SAM Strategic Growth
  Portfolio Class 2                      25,554 11.88      12.08         307,776        0.00        1.55   1.70   13.29    13.46
Principal Short-Term Income Account
  Class 2                                 5,822  7.38       7.49          43,609        1.83        1.55   1.70    2.91     3.06
Principal SmallCap Growth Account
  II Class 2                              5,926  6.83       6.95          40,717        0.00        1.55   1.70   14.17    14.34
SST Allocation Balanced Portfolio
  Class 3                               866,507 12.13      12.44      10,676,636        1.36        1.30   1.90    8.62     9.28
SST Allocation Growth Portfolio
  Class 3                               127,731 11.36      11.68       1,480,207        0.90        1.30   1.90   12.70    13.38
SST Allocation Moderate Growth
  Portfolio Class 3                     583,071 11.53      12.07       6,833,251        1.22        1.15   1.90   10.76    11.60
SST Allocation Moderate Portfolio
  Class 3                               891,862 11.85      12.21      10,785,246        1.23        1.30   2.15    9.38    10.32
SST Real Return Portfolio Class 3     1,072,495 11.98      12.60      13,039,978        2.92        0.85   2.15    1.58     2.91
SAST Aggressive Growth Portfolio
  Class 1                               111,324            14.69       1,634,795        0.00               1.52            14.46
SAST Aggressive Growth Portfolio
  Class 3                               174,080  9.10       9.28       2,146,977        0.00        0.85   1.90   13.74    14.95
SAST SA AB Growth Portfolio Class 1     237,407            36.40       8,643,187        0.49               1.52            14.84
SAST SA AB Growth Portfolio Class 3     235,109  9.21      11.27       6,947,312        0.22        0.85   1.90   14.11    15.32
SAST American Funds Asset
  Allocation Portfolio Class 3          420,330 11.29      11.81       4,840,598        1.41        1.15   1.90   13.60    14.45
SAST American Funds Global Growth
  Portfolio Class 3                   1,615,191 11.89      12.48      19,544,909        1.02        1.15   2.15   19.63    20.84
SAST American Funds Growth
  Portfolio Class 3                   1,144,790 10.88      11.42      12,743,063        0.34        1.15   2.15   15.05    16.21
SAST American Funds Growth-Income
  Portfolio Class 3                   1,046,934 10.31      10.82      10,875,490        1.24        1.15   2.15   14.66    15.81
SAST Balanced Portfolio Class 1         156,918            18.77       2,944,371        1.39               1.52            11.42
SAST Balanced Portfolio Class 3         656,806 11.44      11.69       8,202,125        1.52        0.85   1.90   10.72    11.89
SAST Blue Chip Growth Portfolio
  Class 1                                86,624             6.55         567,168        0.00               1.52             9.89
SAST Blue Chip Growth Portfolio
  Class 3                               483,665  6.45      10.55       3,782,792        0.00        0.85   1.90    9.20    10.36
SAST Capital Growth Portfolio
  Class 1                                38,972             8.19         319,213        0.40               1.52            12.20
SAST Capital Growth Portfolio
  Class 3                               295,857  8.56      10.34       2,394,394        0.16        0.85   1.90   11.50    12.68
SAST Corporate Bond Portfolio
  Class 1                               140,358            27.47       3,854,751        5.11               1.52             9.73
SAST Corporate Bond Portfolio
  Class 3                             1,570,514 15.04      23.13      32,849,883        5.25        0.85   2.15    8.77    10.20
SAST Dogs of Wall Street Portfolio
  Class 1                                72,984            15.45       1,127,353        2.07               1.52            12.10
SAST Dogs of Wall Street Portfolio
  Class 3                               170,316 12.55      18.75       2,406,443        1.98        0.85   2.15   11.12    12.58
SAST Dynamic Allocation Portfolio
  Class 3                            10,304,431 10.46      10.57     108,362,212        2.03        0.95   2.15    1.14     4.56
SAST Dynamic Strategy Portfolio
  Class 3                             1,310,097 10.38      10.43      13,636,634        1.64        1.15   2.15    3.84     4.35
SAST Emerging Markets Portfolio
  Class 1                               110,262            19.79       2,182,164        0.52               1.52            16.96
SAST Emerging Markets Portfolio
  Class 3                               509,140 11.68      25.30       8,682,864        0.32        0.85   2.15   15.93    17.45
SAST Equity Opportunities Portfolio
  Class 1                                98,537            21.17       2,086,383        0.94               1.52            15.09
SAST Equity Opportunities Portfolio
  Class 3                                80,172 10.65      13.94       1,408,017        0.75        0.85   2.15   13.93    15.57
SAST Foreign Value Portfolio Class 3  2,085,057  9.48      10.07      27,239,963        1.89        0.85   2.15   16.75    18.28
SAST Fundamental Growth Portfolio
  Class 1                               114,250            19.26       2,200,631        0.00               1.52            14.40
SAST Fundamental Growth Portfolio
  Class 3                               240,598  7.69      10.80       4,036,146        0.00        0.85   1.90   13.69    14.89
SAST Global Bond Portfolio Class 1       74,817            24.28       1,816,519        8.52               1.52             2.32
SAST Global Bond Portfolio Class 3      597,898 13.10      18.51      10,537,227        8.90        0.85   2.15    1.42     2.75
SAST Global Equities Portfolio
  Class 1                                79,807            21.55       1,719,915        0.75               1.52            15.12
SAST Global Equities Portfolio
  Class 3                               116,030  9.56       9.98       1,876,756        0.53        0.85   1.90   14.40    15.61
SAST Growth Opportunities Portfolio
  Class 1                                55,844             6.81         380,255        0.00               1.52            15.79
SAST Growth Opportunities Portfolio
  Class 3                             1,085,888  6.97      12.53       9,143,310        0.00        0.85   2.15   14.77    16.28
SAST Growth-Income Portfolio Class 1    211,929            32.29       6,844,115        1.80               1.52            12.03
SAST Growth-Income Portfolio Class 3    436,652 10.46      10.83       5,108,247        1.77        0.85   2.15   11.04    12.50
SAST High-Yield Bond Portfolio
  Class 1                               146,041            26.27       3,836,145        5.51               1.52            15.22
SAST High-Yield Bond Portfolio
  Class 3                               347,139 12.46      19.20       5,980,747        6.60        0.85   2.15   14.21    15.71
SAST International Diversified
  Equities Portfolio Class 1            183,851            13.03       2,396,612        0.99               1.52            15.58
SAST International Diversified
  Equities Portfolio Class 3            763,416  9.00       9.41       9,434,696        0.72        0.85   2.15   14.56    16.06
SAST International Growth and
  Income Portfolio Class 1              149,962            14.32       2,147,239        2.26               1.52            19.46
SAST International Growth and
  Income Portfolio Class 3              860,858  8.11      11.77      11,156,703        2.08        0.85   1.90   18.71    19.96
SAST SA MFS Massachusetts Investors
  Trust Portfolio Class 1                99,246            26.38       2,618,449        0.73               1.52            17.35
SAST SA MFS Massachusetts Investors
  Trust Portfolio Class 3               881,624 11.59      12.65      14,332,584        0.58        0.85   2.15   16.32    17.85
SAST SA MFS Total Return Bond
  Portfolio Class 1                     165,918            30.84       5,116,849        2.65               1.52             9.63
SAST SA MFS Total Return Bond
  Portfolio Class 3                     533,965 11.28      17.97      10,937,140        2.62        0.85   1.90    8.95    10.10
SAST Mid-Cap Growth Portfolio
  Class 1                               149,370            12.84       1,918,687        0.00               1.52            14.30
SAST Mid-Cap Growth Portfolio
  Class 3                               501,328 10.73      12.44       6,214,629        0.00        0.85   2.15   13.30    14.79
SAST Real Estate Portfolio Class 1       64,185            27.33       1,754,291        1.08               1.52            15.46
SAST Real Estate Portfolio Class 3      826,943  9.25      33.95      13,912,288        0.89        0.85   2.15   14.45    15.95
SAST SA Janus Focused Growth
  Portfolio Class 3                     366,110 11.00      11.04       4,323,291        0.11        0.85   2.15    8.61    10.03
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 1                      75,751            29.34       2,222,554        3.08               1.52             5.65
SAST SA JPMorgan MFS Core Bond
  Portfolio Class 3                   2,260,620 13.74      20.73      41,335,713        3.15        0.85   2.15    4.73     6.10
SAST SA Legg Mason BW Large Cap
  Value Portfolio Class 1               368,033            37.64      13,851,640        0.77               1.52            11.01
SAST SA Legg Mason BW Large Cap
  Value Portfolio
Class 3                               1,112,535 10.09      15.43      24,822,134        0.55        0.85   2.15   10.04    11.48
SAST Small & Mid Cap Value
  Portfolio Class 3                   1,491,831 12.51      12.61      25,605,138        0.37        0.85   2.15   15.78    17.30
SAST Small Company Value Portfolio
  Class 3                               956,188 11.24      11.40      10,587,185        0.24        0.85   2.15   15.07    16.58
SAST Technology Portfolio Class 1        80,355             2.41         193,978        0.00               1.52             6.14

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                               December 31, 2012                    For the Year Ended December 31, 2012
                                     ------------------------------------------  -------------------------------------------
                                                                                                   Expense         Total
                                             Unit Value ($)/(a)/                  Investment    Ratio (%)/(d)/ Return (%)/(e)/
                                             -------------------      Net           Income      -------------- --------------
Sub-accounts                          Units  Lowest    Highest   Assets ($)/(b)/ Ratio (%)/(c)/ Lowest Highest Lowest  Highest
------------                         ------- ------    -------   --------------  -------------  ------ ------- ------  -------
SAST Technology Portfolio Class 3    471,647 10.35      10.84      1,216,642         0.00        0.85   1.90    5.58     6.27
SAST Telecom Utility Portfolio
  Class 1                             51,470            18.97        976,464         3.49               1.52            11.76
SAST Telecom Utility Portfolio
  Class 3                             61,891 13.45      13.73        995,144         3.76        0.85   1.90   11.06    12.24
SAST Ultra Short Bond Portfolio
  Class 1                            242,600            12.84      3,114,406         0.00               1.52            -1.75
SAST Ultra Short Bond Portfolio
  Class 3                            564,869  9.31      11.31      6,788,022         0.00        0.85   1.90   -2.37    -1.33
SAST VCP Managed Asset Allocation
  SAST Portfolio Class 3               9,799 10.04      10.06         98,558         0.00        1.30   2.15    0.41     0.63

(a) Because the unit values are presented as a range of lowest to highest, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract unit values are not within the ranges presented.
(b) These amounts represent the net asset value before adjustments allocated to the contracts in payout period.
(c) These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the Funds, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the Funds in which the sub-account invests. The average net assets are calculated using the net asset balances at the beginning and end of the year.
(d) These amounts represent the annualized contract expenses of the sub-account, consisting of distribution, mortality and expense charges, for each period indicated. The ratios include only those expenses that result in direct reduction to unit values. Charges made directly to contract owners account through the redemption of units and expenses of the Funds have been excluded. For additional information on charges and deductions, see Note 4.
(e) These amounts represent the total return for the periods indicated, including changes in the value of the Funds, and expenses assessed through the reduction of unit values. These expenses do not include any expenses assessed through redemption of units. The total return is calculated for each of the periods indicated or from the effective date through the end of the reporting period. Because the total return is presented as a range of minimum and maximum values, based on the product grouping representing the minimum and maximum expense ratios, some individual contract total returns are not within the ranges presented.

7. Subsequent Events

Management considered Separate Accounts related events and transactions that occurred after the date of the Statement of Assets and Liabilities, but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that required additional disclosures. Management has evaluated events through April 24, 2017, the date the financial statements were issued.

The United States Life Insurance
Company in the City of New York

Audited GAAP Financial Statements
At December 31, 2016 and 2015 and for each of the three years ended December 31, 2016

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

TABLE OF CONTENTS

                                                                           Page
                                                                           ----
CONSOLIDATED FINANCIAL STATEMENTS
Independent Auditor's Report                                                 2
Consolidated Balance Sheets at December 31, 2016 and 2015                    3
Consolidated Statements of Income for each of the years ended
  December 31, 2016, 2015 and 2014                                           4
Consolidated Statements of Comprehensive Income (Loss) for each of the
  years ended December 31, 2016, 2015 and 2014                               5
Consolidated Statements of Equity for each of the years ended
  December 31, 2016, 2015 and 2014                                           6
Consolidated Statements of Cash Flows for each of the years ended
  December 31, 2016, 2015 and 2014                                           7

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
1.   Basis of Presentation                                                   8
2.   Summary of Significant Accounting Policies                              9
3.   Fair Value Measurements                                                14
4.   Investments                                                            31
5.   Lending Activities                                                     41
6.   Reinsurance                                                            43
7.   Derivatives and Hedge Accounting                                       44
8.   Deferred Policy Acquisition Costs and Deferred Sales Inducements       46
9.   Variable Interest Entities                                             48
10.  Insurance Liabilities                                                  49
11.  Variable Life and Annuity Contracts                                    53
12.  Debt                                                                   55
13.  Commitments and Contingencies                                          56
14.  Equity                                                                 57
15.  Statutory Financial Data and Restrictions                              59
16.  Benefit Plans                                                          59
17.  Income Taxes                                                           60
18.  Related Party Transactions                                             62

                        Report of Independent Auditors

To the Board of Directors of
The United States Life Insurance Company in the City of New York

We have audited the accompanying consolidated financial statements of The United States Life Insurance Company in the City of New York and its subsidiaries (the "Company"), an indirect, wholly owned subsidiary of American International Group, Inc., which comprise the consolidated balance sheets as of December 31, 2016 and 2015, and the related consolidated statements of income, comprehensive income (loss), equity and cash flows for each of the three years in the period ended December 31, 2016.

Management's Responsibility for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on the consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The United States Life Insurance Company in the City of New York and its subsidiaries as of December 31, 2016 and 2015, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2016 in accordance with accounting principles generally accepted in the United States of America.

/s/ PricewaterhouseCoopers LLP

April 24, 2017

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
CONSOLIDATED BALANCE SHEETS


                                                                 December 31,
                                                                ---------------
 (in millions, except for share data)                            2016    2015
 ------------------------------------                           ------- -------
 Assets:
    Investments:
        Fixed maturity securities:
           Bonds available for sale, at fair value
             (amortized cost: 2016 - $18,484; 2015 -
             $18,686)                                           $19,097 $18,959
           Other bond securities, at fair value                     484     314
        Equity securities:
           Preferred stock, available for sale, at fair
             value (cost: 2016 - $1; 2015 - $1)                       1       1
        Mortgage and other loans receivable, net of
          allowance                                               2,947   2,736
        Other invested assets (portion measured at fair
          value: 2016 - $452; 2015 - $596)                          775   1,092
        Short-term investments (portion measured at
          fair value: 2016 - $160; 2015 - $80)                      174     138
                                                                ------- -------
           Total investments                                     23,478  23,240
    Cash                                                             49      12
    Accrued investment income                                       179     189
    Amounts due from related parties                                 32      15
    Premiums and other receivables - net of allowance                91      63
    Reinsurance assets, net of allowance                            235     264
    Deferred policy acquisition costs                               570     500
    Current income tax receivable                                    57      34
    Deferred income taxes                                           276     271
    Other assets                                                    293     132
    Separate account assets, at fair value                        5,039   4,804
                                                                ------- -------
 Total assets                                                   $30,299 $29,524
                                                                ======= =======
 Liabilities:
    Future policy benefits for life and accident and
      health insurance contracts                                $ 6,189 $ 5,885
    Policyholder contract deposits (portion measured at
      fair value: 2016 - $178; 2015 - $103)                      14,102  14,068
    Policy claims and benefits payable                              192     174
    Other policyholder funds                                        323     336
    Notes payable - to third parties                                  2       2
    Amounts due to related parties                                  146     169
    Securities lending payable                                       70      --
    Other liabilities                                               387     271
    Separate account liabilities                                  5,039   4,804
                                                                ------- -------
 Total liabilities                                               26,450  25,709
                                                                ------- -------
 Commitments and contingencies (see Note 13)

 Shareholder's equity:
    Common stock, $2 par value; 1,980,658 shares
      authorized, issued and outstanding                              4       4
    Additional paid-in capital                                    3,337   3,334
    Retained earnings                                               132     355
    Accumulated other comprehensive income                          376     122
                                                                ------- -------
 Total equity                                                     3,849   3,815
                                                                ------- -------
 Total liabilities and equity                                   $30,299 $29,524
                                                                ======= =======

See accompanying Notes to Consolidated Financial Statements.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
CONSOLIDATED STATEMENTS OF INCOME


                                                        Years Ended December 31,
                                                        -----------------------
 (in millions)                                           2016     2015    2014
 -------------                                          ------   ------  ------
 Revenues:
    Premiums                                            $  340   $  428  $  344
    Policy fees                                            253      252     245
    Net investment income                                1,159    1,129   1,251
    Net realized capital gains (losses):
        Total other-than-temporary impairments on
          available-for-sale securities                    (53)     (43)    (18)
        Portion of other-than-temporary
          impairments on available-for-sale fixed
          maturity securities recognized in other
          comprehensive income (loss)                       (1)      (2)     (2)
                                                        ------   ------  ------
        Net other-than-temporary impairments on
          available-for-sale securities recognized
          in net income                                    (54)     (45)    (20)
        Other realized capital (losses) gains             (154)      (9)     33
                                                        ------   ------  ------
    Total net realized capital (losses) gains             (208)     (54)     13
        Other income                                        59       50     107
                                                        ------   ------  ------
 Total revenues                                          1,603    1,805   1,960
                                                        ------   ------  ------
 Benefits and expenses:
    Policyholder benefits                                  948      740     648
    Interest credited to policyholder account
      balances                                             368      412     420
    Amortization of deferred policy acquisition
      costs                                                (28)      45      72
    General operating and other expenses                   211      217     230
                                                        ------   ------  ------
 Total benefits and expenses                             1,499    1,414   1,370
                                                        ------   ------  ------
 Income before income tax expense                          104      391     590
 Income tax expense:
    Current                                                  6       63      82
    Deferred                                                14       63     123
                                                        ------   ------  ------
 Income tax expense                                         20      126     205
                                                        ------   ------  ------
 Net income                                                 84      265     385
                                                        ======   ======  ======

See accompanying Notes to Consolidated Financial Statements.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

                                                                                                        Years Ended December 31,
                                                                                                        -----------------------
(in millions)                                                                                             2016    2015    2014
-------------                                                                                           ------   -----   -----
Net income                                                                                               $ 84    $ 265   $ 385
                                                                                                         ----    -----   -----
Other comprehensive income (loss), net of tax
   Change in unrealized appreciation (depreciation) of fixed maturity investments on which other-than-
     temporary credit impairments were recognized                                                         (11)     (31)     11
   Change in unrealized appreciation (depreciation) of all other investments                              328     (724)    581
   Adjustments to deferred policy acquisition costs and deferred sales inducements                        (11)     122     (41)
   Change in unrealized insurance loss recognition                                                        (52)     139    (139)
                                                                                                         ----    -----   -----
Other comprehensive income (loss)                                                                         254     (494)    412
                                                                                                         ----    -----   -----
Comprehensive income (loss)                                                                              $338    $(229)  $ 797
                                                                                                         ====    =====   =====

See accompanying Notes to Consolidated Financial Statements.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
CONSOLIDATED STATEMENTS OF EQUITY

                                                               Accumulated
                                          Additional              Other
                                   Common  Paid-in   Retained Comprehensive Total
(in millions)                      Stock   Capital   Earnings    Income     Equity
-------------                      ------ ---------- -------- ------------- ------
Balance, January 1, 2014            $ 4     $3,334    $ 171       $ 204     $3,713
                                    ---     ------    -----       -----     ------
Net income                           --         --      385          --        385
Dividends                            --         --     (176)         --       (176)
Other comprehensive income           --         --       --         412        412
                                    ---     ------    -----       -----     ------
Balance, December 31, 2014          $ 4     $3,334    $ 380       $ 616     $4,334
                                    ===     ======    =====       =====     ======
Net income                           --         --      265          --        265
Dividends                            --         --     (290)         --       (290)
Other comprehensive loss             --         --       --        (494)      (494)
                                    ---     ------    -----       -----     ------
Balance, December 31, 2015          $ 4     $3,334    $ 355       $ 122     $3,815
                                    ===     ======    =====       =====     ======
Net income                           --         --       84          --         84
Dividends                            --         --     (307)         --       (307)
Other comprehensive income           --         --       --         254        254
Capital contributions from Parent    --          3       --          --          3
                                    ---     ------    -----       -----     ------
Balance, December 31, 2016          $ 4     $3,337    $ 132       $ 376     $3,849
                                    ===     ======    =====       =====     ======

See accompanying Notes to Consolidated Financial Statements.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                                 Years Ended December 31,
                                                                                                -------------------------
(in millions)                                                                                     2016     2015     2014
-------------                                                                                   -------  -------  -------
Cash flows from operating activities:
   Net income                                                                                   $    84  $   265  $   385
                                                                                                -------  -------  -------
   Adjustments to reconcile net income to net cash provided by operating activities:
       Interest credited to policyholder account balances                                           368      412      420
       Amortization of deferred policy acquisition costs                                            (28)      45       72
       Fees charged for policyholder contract deposits                                             (197)    (182)    (196)
       Net realized capital losses (gains)                                                          208       54      (13)
       Unrealized gains in earnings, net                                                            (28)     (10)     (81)
       Equity in (income) losses of partnerships and other invested assets                            1       13      (28)
       Accretion of net premium/discount on investments                                            (181)    (169)    (181)
       Capitalized interest                                                                         (15)     (13)     (13)
       Provision for deferred income taxes                                                           14       63      123
   Changes in operating assets and liabilities:
       Accrued investment income                                                                     10        3       10
       Amounts due to/from related parties                                                          (40)      88       54
       Reinsurance assets                                                                            29        2        3
       Deferred policy acquisition costs                                                            (64)     (68)     (74)
       Current income tax receivable/payable                                                        (23)      32     (116)
       Future policy benefits                                                                       229      (68)    (106)
       Other, net                                                                                   (36)     (91)      34
                                                                                                -------  -------  -------
   Total adjustments                                                                                247      111      (92)
                                                                                                -------  -------  -------
Net cash provided by operating activities                                                           331      376      293
                                                                                                =======  =======  =======
Cash flows from investing activities:
Proceeds from (payments for)
   Sales or distribution of:
       Available-for-sale investments                                                             1,606    1,518    1,367
       Other investments, excluding short-term investments                                          376      289       94
   Redemption and maturities of fixed maturity securities available for sale                      2,145    1,656    1,603
   Principal payments received on sales and maturities of mortgage and other loans receivable       475      328      232
   Redemption and maturities of other investments, excluding short-term investments                  43       37       38
   Purchases of:
       Available-for-sale investments                                                            (3,731)  (2,811)  (2,552)
       Mortgage and other loans receivable                                                         (726)    (781)    (583)
       Other investments, excluding short-term investments                                         (284)    (310)    (207)
   Net change in short-term investments                                                             (36)     (37)     804
   Other, net                                                                                       (12)     (37)       7
                                                                                                -------  -------  -------
Net cash provided by (used in) investing activities                                                (144)    (148)     803
                                                                                                =======  =======  =======
Cash flows from financing activities:
   Policyholder contract deposits                                                                 1,341      967    1,234
   Policyholder contract withdrawals                                                             (1,369)    (943)  (1,275)
   Net exchanges to/from separate accounts                                                         (134)    (133)    (158)
   Change in repurchase agreements                                                                   (1)     101       --
   Change in securities lending payable                                                              70       --     (727)
   Cash overdrafts                                                                                  (11)      --       --
   Dividends and return of capital paid to Parent                                                   (46)    (246)    (155)
   Other, net                                                                                        --        7      (12)
                                                                                                -------  -------  -------
Net cash used in financing activities                                                              (150)    (247)  (1,093)
                                                                                                =======  =======  =======
Net increase (decrease) in cash                                                                      37      (19)       3
Cash at beginning of year                                                                            12       31       28
                                                                                                -------  -------  -------
Cash at end of year                                                                             $    49  $    12  $    31
                                                                                                =======  =======  =======
Supplementary Disclosure of Consolidated Cash Flow Information
Cash paid during the period for:
   Taxes                                                                                             32       22      185
Non-cash investing/financing activities:
   Sales inducements credited to policyholder contract deposits                                       2        1        4
   Non-cash dividends                                                                               261       44       21
   Non-cash contributions from Parent                                                                 3       --       --
                                                                                                =======  =======  =======

See accompanying Notes to Consolidated Financial Statements.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. BASIS OF PRESENTATION

The United States Life Insurance Company in the City of New York, including its wholly owned subsidiary, is a wholly owned subsidiary of AGC Life Insurance Company (AGC Life or the Parent), an indirect, wholly owned subsidiary of American International Group, Inc. (AIG Parent). Unless the context indicates otherwise, the terms "USL," "we," "us" or "our" mean The United States Life Insurance Company in the City of New York and its consolidated subsidiary, and the term "AIG Parent" means American International Group, Inc. and not any of AIG Parent's consolidated subsidiaries.

We offer a broad portfolio of individual fixed and variable annuity and life insurance products. In October 2016, we made a strategic decision to refocus our group benefits business, which included the decision to cease quoting new business in our employer and voluntary group benefits lines and seek strategic alternatives for our group products distributed through sponsored organizations such as professional and affinity associations. We are licensed to sell life and accident and health insurance in all 50 states and the District of Columbia. We are also licensed in American Samoa, U.S Virgin Islands, and Guam.

Our fixed annuity products include single premium fixed annuities, immediate annuities and deferred income annuities. Our variable annuity products include variable annuities that offer a combination of growth potential, death benefit features and income protection features. Our fixed index annuities include products that provide growth potential based in part on the performance of a market index, and certain of our fixed index annuity products offer optional income protection features. Our distribution channels include banks, wirehouses, broker dealers, independent marketing organizations and independent insurance agents.

Our individual life insurance products are primarily term life and universal life insurance, distributed through independent marketing organizations, independent insurance agents, financial advisors and direct marketing.

Our operations are influenced by many factors, including general economic conditions, financial condition of AIG Parent, monetary and fiscal policies of the United States federal government and policies of state and other regulatory authorities. The level of sales of our insurance and financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets and terms and conditions of competing products. We are exposed to the risks normally associated with a portfolio of fixed income securities, which include interest rate, option, liquidity and credit risks. We control our exposure to these risks by, among other things, closely monitoring and managing the duration and cash flows of our assets and liabilities, monitoring and limiting prepayments and extension risk in our portfolio, maintaining a large percentage of our portfolio in highly liquid securities, engaging in a disciplined process of underwriting, and reviewing and monitoring credit risk. We are also exposed to market risk, policyholder behavior risk and mortality/longevity risk. Market volatility and other equity market conditions may affect our exposure to risks related to guaranteed death benefits and guaranteed living benefits on variable annuity products, and may reduce fee income on variable product assets held in separate accounts. Such guaranteed benefits are sensitive to equity and interest rate market conditions.

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States
(GAAP). All significant intercompany accounts and transactions have been eliminated. Certain prior period items have been reclassified to conform to the current period's presentation.

The consolidated financial statements include the accounts of the Company, and our controlled subsidiary (generally through a greater than 50 percent ownership of voting right and voting interests). Equity investments in entities that we do not consolidate, including corporate entities in which we have significant influence and partnership and partnership-like entities in which we have more than minor influence over operating and financial policies, are accounted for under the equity method unless we have elected the fair value option.

Use of Estimates

The preparation of financial statements in accordance with GAAP requires the application of accounting policies that often involve a significant degree of judgment. Accounting policies that we believe are most dependent on the application of estimates and assumptions are considered our critical accounting estimates and are related to the determination of:

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

..   income tax assets and liabilities, including recoverability of our net deferred tax asset and the predictability of future tax operating profitability of the character necessary to realize the net deferred tax asset;

..   reinsurance assets;

..   valuation of future policy benefit liabilities and timing and extent of loss recognition;

..   valuation of liabilities for guaranteed benefit features of variable annuity products;

..   estimated gross profits (EGP) to value deferred policy acquisition costs
    (DAC) for investment-oriented products;

..   impairment charges, including other-than-temporary impairments on available-for-sale securities and impairment on other invested assets;

..   liability for legal contingencies; and

..   fair value measurements of certain financial assets and liabilities.

These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from the assumptions used, our consolidated financial condition, results of operations and cash flows could be materially affected.

Subsequent Events

We consider events or transactions that occur after the balance sheet date, but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosures. We have evaluated subsequent events through April 24, 2017, the date the financial statements were issued.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following table identifies our significant accounting policies presented in other Notes to these Consolidated Financial Statements, with a reference to the Note where a detailed description can be found:

Note 3.   Fair Value Measurements
              .  Short-term investments
Note 4.   Investments
              .  Fixed maturity and equity securities
              .  Other invested assets
              .  Net investment income
              .  Net realized capital gains (losses)
              .  Other-than-temporary impairments
Note 5.   Lending Activities
              . Mortgage and other loans receivable - net of allowance
Note 6.   Reinsurance
              .  Reinsurance assets, net of allowance
Note 7.   Derivatives and Hedge Accounting
              .  Derivative assets and liabilities, at fair value
Note 8.   Deferred Policy Acquisition Costs and Deferred Sales
          Inducements
              .  Deferred policy acquisition costs
              . Amortization of deferred policy acquisition costs
              .  Deferred sales inducements
Note 9.   Variable Interest Entities
Note 10.  Insurance Liabilities
              .  Future policy benefits
              .  Policyholder contract deposits

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

              .  Other policyholder funds
Note 11.  Variable Life and Annuity Contracts
Note 12.  Debt
              .  Long-term debt
Note 13.  Commitments and Contingencies
              .  Legal contingencies
Note 17.  Income Taxes

Other significant accounting policies

Premiums for long-duration life insurance products and life contingent annuities are recognized as revenues when due. Estimates for premiums due but not yet collected are accrued. For limited-payment contracts, net premiums are recorded as revenue. The difference between the gross premium received and the net premium is deferred and recognized in policyholder benefits in the Consolidated Statements of Income.

Premiums on accident and health policies are earned primarily on a pro rata basis over the term of the related coverage. The reserves for unearned premiums include the portion of premiums written relating to the unexpired terms of coverage.

Reinsurance premiums ceded are recognized as a reduction in revenues over the period the reinsurance coverage is provided in proportion to the risks to which the premiums relate.

Policy fees represent fees recognized from universal life and investment-type products consisting of policy charges for the cost of insurance or mortality and expense charges, policy administration charges, surrender charges and amortization of unearned revenue reserves. Policy fees are recognized as revenues in the period in which they are assessed against policyholders, unless the fees are designed to compensate us for services to be provided in the future. Fees deferred as unearned revenue are amortized in relation to the incidence of EGP to be realized over the estimated lives of the contracts, similar to DAC.

Other income primarily includes brokerage commissions, advisory fee income, ceded commission and expense allowances and income from legal settlements.

Cash represents cash on hand and non-interest bearing demand deposits.

Short-term investments consist of interest-bearing cash equivalents, time deposits, securities purchased under agreements to resell, and investments, such as commercial paper, with original maturities within one year from the date of purchase.

Premiums and other receivables - net of allowance include premium balances receivable, amounts due from agents and brokers and policyholders, and other receivables.

Other assets consist of prepaid expenses, deposits, other deferred charges, other fixed assets, capitalized software costs, deferred sales inducements and freestanding derivative assets.

Separate accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders who bear the investment risk. Each account has specific investment objectives and the assets are carried at fair value. The assets of each account are legally segregated and are not subject to claims that arise from any of our other businesses. The liabilities for these accounts are equal to the account assets. Separate accounts may also include deposits for funds held under stable value wrap funding agreements, although the majority of stable value wrap sales are measured based on the notional amount included in assets under management and do not include the receipt of funds. For a more detailed discussion of separate accounts, see Note 11.

Other liabilities include other funds on deposit, other payables, securities sold under agreements to repurchase and freestanding derivative liabilities.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Accounting Standards Adopted During 2016

Amendments to the Consolidation Analysis

In February 2015, the FASB issued an accounting standard that affects reporting entities that are required to evaluate whether they should consolidate certain legal entities. Specifically, the amendments modify the evaluation of whether limited partnerships and similar legal entities are variable interest entities
(VIEs) or voting interest entities; eliminate the presumption that a general partner should consolidate a limited partnership; affect the consolidation analysis of reporting entities that are involved with VIEs, particularly those that have fee arrangements and related party relationships; and provide a scope exception from consolidation guidance for reporting entities with interests in legal entities that are required to comply with or operate in accordance with requirements that are similar to those in Rule 2a-7 of the Investment Company Act of 1940 for registered money market funds.

We adopted the standard prospectively on its required effective date of January 1, 2016. The adoption of this standard did not have a material effect on our consolidated financial condition, results of operations or cash flows.

Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share (or its Equivalent)

In May 2015, the FASB amended the standard on fair value disclosures for investments for which fair value is measured using the net asset value (NAV) per share (or its equivalent) as a practical expedient. The amendments in this update remove the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. In addition, the amendment removes the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share as a practical expedient.

We adopted the standard retrospectively on its required effective date of January 1, 2016. The adoption of this standard did not have a material effect on our consolidated financial condition, results of operations or cash flows.

Short Duration Insurance Contracts

In May 2015, the FASB issued an accounting standard that requires additional disclosures for short-duration insurance contracts. New disclosures about the liability for unpaid losses and loss adjustment expenses and net incurred losses and loss adjustment expenses are now required (including accident year information). The annual disclosures by accident year include: disaggregated net incurred and paid claims development tables segregated by business type (not required to exceed 10 years), reconciliation of total net reserves included in development tables to the reported liability for unpaid losses and loss adjustment expenses, incurred but not reported (IBNR) information, quantitative information and a qualitative description about claim frequency, and the average annual percentage payout of incurred claims. Further, the new standard requires, when applicable, disclosures about discounting liabilities for unpaid losses and loss adjustment expenses and significant changes and reasons for changes in methodologies and assumptions used to determine unpaid losses and loss adjustment expenses.

We adopted this standard on its required effective date of December 31, 2016. The required disclosures, reflected in Note 13, did not have any effect on our consolidated financial condition, results of operations or cash flows.

Disclosures of Uncertainties about an Entity's Ability to Continue as a Going Concern

In August 2014, the FASB issued an accounting standard that requires management to evaluate and disclose if there are conditions or events that raise substantial doubt about an entity's ability to continue as a going concern even if the entity's liquidation is not imminent. In those situations, financial statements should continue to be prepared under the going concern basis of accounting, but this new standard requires an evaluation to determine whether to disclose information about the relevant conditions and events. Currently under U.S. GAAP there is no guidance about management's responsibility under this standard. U.S. auditing standards and federal securities law require that an auditor evaluate whether there is substantial doubt about an entity's ability to continue as a going concern for a reasonable period of time not to exceed one year beyond the date of the financial statements being audited.

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

We adopted the standard on its required effective date of December 31, 2016. The adoption of this standard did not have an effect on our consolidated financial condition, results of operations or cash flows.

Future Application of Accounting Standards

Revenue Recognition

In May 2014, the FASB issued an accounting standard that supersedes most existing revenue recognition guidance. The standard excludes from its scope the accounting for insurance contracts, leases, financial instruments, and certain other agreements that are governed under other GAAP guidance, but could affect the revenue recognition for certain of our other activities.

The standard is effective on January 1, 2018 and may be applied retrospectively or through a cumulative effect adjustment to retained earnings at the date of adoption. Early adoption is permitted as of January 1, 2017, including interim periods. We are currently evaluating the impact to our revenue sources that are in scope of the standard. However, as the majority of our revenue sources are not in scope of the standard, we do not expect the adoption of the standard to have a material effect on our reported consolidated financial condition, results of operations or cash flows.

Recognition and Measurement of Financial Assets and Financial Liabilities

In January 2016, the FASB issued an accounting standard that will require equity investments that do not follow the equity method of accounting or are not subject to consolidation to be measured at fair value with changes in fair value recognized in earnings, while financial liabilities for which fair value option accounting has been elected, changes in fair value due to instrument-specific credit risk will be presented separately in other comprehensive income. The standard allows the election to record equity investments without readily determinable fair values at cost, less impairment, adjusted for subsequent observable price changes with changes in the carrying value of the equity investments recorded in earnings. The standard also updates certain fair value disclosure requirements for financial instruments carried at amortized cost.

The standard is effective on January 1, 2018, with early adoption of certain provisions permitted. We are assessing the impact of the standard on our reported consolidated financial condition, results of operations and cash flows.

Leases

In February 2016, the FASB issued an accounting standard that will require lessees with lease terms of more than 12 months to recognize a right of use asset and a corresponding lease liability on their balance sheets. For income statement purposes, the FASB retained a dual model, requiring leases to be classified as either operating leases or finance leases.

The standard is effective on January 1, 2019, with early adoption permitted using a modified retrospective approach. We are assessing the impact of the standard on our reported consolidated financial condition, results of operations and cash flows. We are currently quantifying the expected gross up of our balance sheet for a right to use asset and a lease liability as required by the standard.

Derivative Contract Novations

In March 2016, the FASB issued an accounting standard that clarifies that a change in the counterparty (novation) to a derivative instrument that has been designated as a hedging instrument does not, in and of itself, require de-designation of that hedging relationship provided that all other hedge accounting criteria continue to be met.

We will adopt the standard on its January 1, 2017 effective date, and do not expect the adoption of the standard will have a material effect on our reported consolidated financial condition, results of operations or cash flows.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Contingent Put and Call Options in Debt Instruments

In March 2016, the FASB issued an accounting standard that clarifies the requirements for assessing whether contingent call (put) options that can accelerate the payment of principal on debt instruments are clearly and closely related to their debt hosts. The standard requires an evaluation of embedded call (put) options solely on a four-step decision sequence that requires an entity to consider whether (1) the amount paid upon settlement is adjusted based on changes in an index, (2) the amount paid upon settlement is indexed to an underlying other than interest rates or credit risk, (3) the debt involves a substantial premium or discount and (4) the put or call option is contingently exercisable.

We will adopt the standard on its January 1, 2017 effective date, and do not expect the adoption of the standard will have a material effect on our reported consolidated financial condition, results of operations or cash flows.

Simplifying the Transition to the Equity Method of Accounting

In March 2016, the FASB issued an accounting standard that eliminates the requirement that when an investment qualifies for use of the equity method as a result of an increase in the level of ownership interest or degree of influence, an investor must adjust the investment, results of operations, and retained earnings retroactively on a step-by-step basis as if the equity method had been in effect during all previous periods during which the investment had been held.

We will adopt the standard on its January 1, 2017 effective date, and do not expect the adoption of the standard will have a material effect on our reported consolidated financial condition, results of operations or cash flows.

Intra-Entity Transfers of Assets Other than Inventory

In October 2016, the FASB issued an accounting standard that will require an entity to recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs, rather than when the asset is sold to a third party.

The standard is effective on January 1, 2018, with early adoption permitted. We are assessing the impact of the standard on our reported consolidated financial condition, results of operations and cash flows.

Restricted Cash

In November 2016, the FASB issued an accounting standard that provides guidance on the presentation of restricted cash in the Statement of Cash Flows. Entities will be required to explain the changes during a reporting period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents in the statement of cash flows.

The standard is effective on January 1, 2018, with early adoption permitted. The standard addresses presentation of restricted cash in the Statement of Cash Flows only and will have no effect on our reported consolidated financial condition or results of operations.

Clarifying the Definition of a Business

In January 2017, the FASB issued an accounting standard that changes the definition of a business to assist entities with evaluating when a set of transferred assets and activities is a business. The new standard will require an entity to evaluate if substantially all of the fair value of the gross assets acquired (or disposed of) is concentrated in a single identifiable asset or a group of similar assets; if so, the set of transferred assets and activities is not a business. At a minimum, a set must include an input and a substantive process that together significantly contribute to the ability to create output.

The standard is effective on January 1, 2018, with early adoption permitted. We are assessing the impact of early-adopting the standard on our reported consolidated financial condition, results of operations and cash flows. Because the standard requires prospective adoption, the impact is dependent on future acquisitions and dispositions.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Interest Held through Related Parties that are under Common Control

In October 2016, the FASB issued an accounting standard that amends the consolidation analysis for a reporting entity that is the single decision maker of a VIE. The new guidance will require the decision maker's evaluation of its interests held through related parties that are under common control on a proportionate basis (rather than in their entirety) when determining whether it is the primary beneficiary of that VIE. The amendment does not change the characteristics of a primary beneficiary.

We will adopt the standard on its January 1, 2017 effective date, and do not expect the impact of the standard to have a material effect on our reported consolidated financial condition, results of operations or cash flows.

Classification of Certain Cash Receipts and Cash Payments

In August 2016, the FASB issued an accounting standard that addresses diversity in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The amendments provide clarity on the treatment of eight specifically defined types of cash inflows and outflows. The standard is effective on January 1, 2018, with early adoption permitted as long as all amendments are included in the same period.

The standard addresses presentation in the Statement of Cash Flows only and will have no effect on our reported consolidated financial condition or results of operations.

Financial Instruments - Credit Losses

In June 2016, the FASB issued an accounting standard that will change how entities account for credit losses for most financial assets. The standard will replace the existing incurred loss impairment model with a new "current expected credit loss model" and will apply to financial assets subject to credit losses, those measured at amortized cost and certain off-balance sheet credit exposures. The impairment for available-for-sale debt securities will be measured in a similar manner, except that losses will be recognized as allowances rather than reductions in the amortized cost of the securities. The standard will also require additional information to be disclosed in the footnotes.

The standard is effective on January 1, 2020, with early adoption permitted on January 1, 2019. We are assessing the impact of the standard on our reported consolidated financial condition, results of operations and cash flows, but we expect an increase in our allowances for credit losses. The amount of the increase will be impacted by our portfolio composition and quality at the adoption date as well as economic conditions and forecasts at that time.

3. FAIR VALUE MEASUREMENTS

Fair Value Measurements on a Recurring Basis

We carry certain of our financial instruments at fair value. We define the fair value of a financial instrument as the amount that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We are responsible for the determination of the value of the investments carried at fair value and the supporting methodologies and assumptions.

The degree of judgment used in measuring the fair value of financial instruments generally inversely correlates with the level of observable valuation inputs. We maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments for which no quoted prices are available have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction, liquidity and general market conditions.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Fair Value Hierarchy

Assets and liabilities recorded at fair value in the Consolidated Balance Sheets are measured and classified in accordance with a fair value hierarchy consisting of three "levels" based on the observability of valuation inputs:

.. Level 1: Fair value measurements based on quoted prices (unadjusted) in active markets that we have the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. We do not adjust the quoted price for such instruments.

.. Level 2: Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

.. Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3. The circumstances for using these measurements include those in which there is little, if any, market activity for the asset or liability. Therefore, we must make certain assumptions about the inputs a hypothetical market participant would use to value that asset or liability. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a description of the valuation methodologies used for instruments carried at fair value. These methodologies are applied to assets and liabilities across the levels discussed above, and it is the observability of the inputs used that determines the appropriate level in the fair value hierarchy for the respective asset or liability.

Valuation Methodologies of Financial Instruments Measured at Fair Value

Incorporation of Credit Risk in Fair Value Measurements

Our Own Credit Risk. Fair value measurements for certain derivative liabilities incorporate our own credit risk by determining the explicit cost for each counterparty to protect against its net credit exposure to us at the balance sheet date by reference to observable AIG credit default swap (CDS) or cash bond spreads. We calculate the effect of credit spread changes using discounted cash flow techniques that incorporate current market interest rates. A derivative counterparty's net credit exposure to us is determined based on master netting agreements, when applicable, which take into consideration all derivative positions with us, as well as collateral we post with the counterparty at the balance sheet date. For a description of how we incorporate our own credit risk in the valuation of embedded derivatives related to certain annuity and life insurance products, see Embedded Derivatives within Policyholder Contract Deposits, below.

Counterparty Credit Risk. Fair value measurements for freestanding derivatives incorporate counterparty credit by determining the explicit cost for us to protect against our net credit exposure to each counterparty at the balance sheet date by reference to observable counterparty CDS spreads, when available. When not available, other directly or indirectly observable credit spreads will be used to derive the best estimates of the counterparty spreads. Our net credit exposure to a counterparty is determined based on master netting agreements, which take into consideration all derivative positions with the counterparty, as well as collateral posted by the counterparty at the balance sheet date.

Fair values for fixed maturity securities based on observable market prices for identical or similar instruments implicitly incorporate counterparty credit risk. Fair values for fixed maturity securities based on internal models incorporate counterparty credit risk by using discount rates that take into consideration cash issuance spreads for similar instruments or other observable information.

For fair values measured based on internal models, the cost of credit protection is determined under a discounted present value approach considering the market levels for single name CDS spreads for each specific counterparty, the mid-market value of the net exposure (reflecting the amount of protection required) and the weighted average life of the

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

net exposure. CDS spreads are provided to us by an independent third party. We utilize an interest rate based on the benchmark London Interbank Offered Rate (LIBOR) curve to derive our discount rates.

While this approach does not explicitly consider all potential future behavior of the derivative transactions or potential future changes in valuation inputs, we believe this approach provides a reasonable estimate of the fair value of the assets and liabilities, including consideration of the impact of non-performance risk.

Fixed Maturity Securities

Whenever available, we obtain quoted prices in active markets for identical assets at the balance sheet date to measure fixed maturity securities at fair value. Market price data is generally obtained from dealer markets.

We employ independent third-party valuation service providers to gather, analyze, and interpret market information to derive fair value estimates for individual investments, based upon market-accepted methodologies and assumptions. The methodologies used by these independent third-party valuation service providers are reviewed and understood by management, through periodic discussion with and information provided by the independent third-party valuation service providers. In addition, as discussed further below, control processes are applied to the fair values received from independent third-party valuation service providers to ensure the accuracy of these values.

Valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of market-accepted valuation methodologies, which may utilize matrix pricing, financial models, accompanying model inputs and various assumptions, provide a single fair value measurement for individual securities. The inputs used by the valuation service providers include, but are not limited to, market prices from completed transactions for identical securities and transactions for comparable securities, benchmark yields, interest rate yield curves, credit spreads, prepayment rates, default rates, recovery assumptions, currency rates, quoted prices for similar securities and other market-observable information, as applicable. If fair value is determined using financial models, these models generally take into account, among other things, market observable information as of the measurement date as well as the specific attributes of the security being valued, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security or issuer-specific information. When market transactions or other market observable data is limited, the extent to which judgment is applied in determining fair value is greatly increased.

We have control processes designed to ensure that the fair values received from independent third-party valuation service providers are accurately recorded, that their data inputs and valuation techniques are appropriate and consistently applied and that the assumptions used appear reasonable and consistent with the objective of determining fair value. We assess the reasonableness of individual security values received from independent third-party valuation service providers through various analytical techniques, and have procedures to escalate related questions internally and to the independent third-party valuation service providers for resolution. To assess the degree of pricing consensus among various valuation service providers for specific asset types, we conduct comparisons of prices received from available sources. We use these comparisons to establish a hierarchy for the fair values received from independent third-party valuation service providers to be used for particular security classes. We also validate prices for selected securities through reviews by members of management who have relevant expertise and who are independent of those charged with executing investing transactions.

When our independent third-party valuation service providers are unable to obtain sufficient market observable information upon which to estimate the fair value for a particular security, fair value is determined either by requesting brokers who are knowledgeable about these securities to provide a price quote, which is generally non-binding, or by employing market accepted valuation models. Broker prices may be based on an income approach, which converts expected future cash flows to a single present value amount, with specific consideration of inputs relevant to particular security types. For structured securities, such inputs may include ratings, collateral types, geographic concentrations, underlying loan vintages, loan delinquencies and defaults, loss severity assumptions, prepayments, and weighted average coupons and maturities. When the volume or level of market activity for a security is limited, certain inputs used to determine fair value may not be observable in the market. Broker prices may also be based on a market approach that considers recent transactions involving identical or similar securities. Fair values provided by brokers are subject to similar control processes to those noted above for fair values from independent third-party valuation service providers, including management reviews. For those corporate debt instruments (for example, private placements) that are not

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

traded in active markets or that are subject to transfer restrictions, valuations reflect illiquidity and non-transferability, based on available market evidence. When observable price quotations are not available, fair value is determined based on discounted cash flow models using discount rates based on credit spreads, yields or price levels of comparable securities, adjusted for illiquidity and structure. Fair values determined internally are also subject to management review to ensure that valuation models and related inputs are reasonable.

The methodology above is relevant for all fixed maturity securities including residential mortgage backed securities (RMBS), commercial mortgage backed securities (CMBS), collateralized debt obligations (CDO), other asset-backed securities (ABS) and fixed maturity securities issued by government sponsored entities and corporate entities.

Equity Securities Traded in Active Markets

Whenever available, we obtain quoted prices in active markets for identical assets at the balance sheet date to measure equity securities at fair value. Market price data is generally obtained from exchange or dealer markets.

Mortgage and Other Loans Receivable

We estimate the fair value of mortgage and other loans receivable that are measured at fair value by using dealer quotations, discounted cash flow analyses and/or internal valuation models. The determination of fair value considers inputs such as interest rate, maturity, the borrower's creditworthiness, collateral, subordination, guarantees, past-due status, yield curves, credit curves, prepayment rates, market pricing for comparable loans and other relevant factors.

Other Invested Assets

We initially estimate the fair value of investments in certain hedge funds, private equity funds and other investment partnerships by reference to the transaction price. Subsequently, we generally obtain the fair value of these investments from net asset value information provided by the general partner or manager of the investments, the financial statements of which are generally audited annually. We consider observable market data and perform certain control procedures to validate the appropriateness of using the net asset value as a fair value measurement. The fair values of other investments carried at fair value, such as direct private equity holdings, are initially determined based on transaction price and are subsequently estimated based on available evidence such as market transactions in similar instruments, other financing transactions of the issuer and other available financial information for the issuer, with adjustments made to reflect illiquidity as appropriate.

Short-term Investments

For short-term investments that are measured at amortized cost, the carrying amounts of these assets approximate fair values because of the relatively short period of time between origination and expected realization, and their limited exposure to credit risk. Securities purchased under agreements to resell (reverse repurchase agreements) are generally treated as collateralized receivables. We report certain receivables arising from securities purchased under agreements to resell as Short-term investments in the Consolidated Balance Sheets. When these receivables are measured at fair value, we use market-observable interest rates to determine fair value.

Separate Account Assets

Separate account assets are composed primarily of registered and unregistered open-end mutual funds that generally trade daily and are measured at fair value in the manner discussed above for equity securities traded in active markets.

Freestanding Derivatives

Derivative assets and liabilities can be exchange-traded or traded over-the-counter (OTC). We generally value exchange-traded derivatives such as futures and options using quoted prices in active markets for identical derivatives at the balance sheet date.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

OTC derivatives are valued using market transactions and other market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. When models are used, the selection of a particular model to value an OTC derivative depends on the contractual terms of, and specific risks inherent in the instrument, as well as the availability of pricing information in the market. We generally use similar models to value similar instruments. Valuation models require a variety of inputs, including contractual terms, market prices and rates, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as generic forwards, swaps and options, model inputs can generally be corroborated by observable market data by correlation or other means, and model selection does not involve significant management judgment.

For certain OTC derivatives that trade in less liquid markets, where we generally do not have corroborating market evidence to support significant model inputs and cannot verify the model to market transactions the transaction price may provide the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so the model value at inception equals the transaction price. We will update valuation inputs in these models only when corroborated by evidence such as similar market transactions, independent third-party valuation service providers and/or broker or dealer quotations, or other empirical market data. When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

Embedded Derivatives within Policyholder Contract Deposits

Certain variable annuity and equity-indexed annuity and life contracts contain embedded derivatives that we bifurcate from the host contracts and account for separately at fair value, with changes in fair value recognized in earnings. These embedded derivatives are classified within Policyholder contract deposits. We have concluded these contracts contain either (i) a written option that guarantees a minimum accumulation value at maturity, (ii) a written option that guarantees annual withdrawals regardless of underlying market performance for a specific period or for life, or (iii) equity-indexed written options that meet the criteria of derivatives and must be bifurcated.

The fair value of embedded derivatives contained in certain variable annuity and equity-indexed annuity and life contracts is measured based on actuarial and capital market assumptions related to projected cash flows over the expected lives of the contracts. These discounted cash flow projections primarily include benefits and related fees assessed, when applicable. In some instances, the projected cash flows from fees may exceed projected cash flows related to benefit payments and therefore, at a point in time, the carrying value of the embedded derivative may be in a net asset position. The projected cash flows incorporate best estimate assumptions for policyholder behavior (including mortality, lapses, withdrawals and benefit utilization), along with an explicit risk margin to reflect a market participant's estimates of projected cash flows and policyholder behavior. Estimates of future policyholder behavior are subjective and based primarily on our historical experience.

Because of the dynamic and complex nature of the projected cash flows with respect to embedded derivatives in our variable annuity contracts, risk neutral valuations are used, which are calibrated to observable interest rate and equity option prices. Estimating the underlying cash flows for these products involves judgments regarding expected market rates of return, market volatility, credit spreads, correlations of certain market variables, fund performance, discount rates and policyholder behavior. The portion of fees attributable to the fair value of expected benefit payments are included within the fair value measurement of these embedded derivatives, and related fees are classified in net realized capital gains (losses) as earned, consistent with other changes in the fair value of these embedded policy derivatives. Any portion of the fees not attributed to the embedded derivatives are excluded from the fair value measurement and classified in policy fees as earned.

With respect to embedded derivatives in our equity-indexed annuity and life contracts, option pricing models are used to estimate fair value, taking into account assumptions for future equity index growth rates, volatility of the equity index, future interest rates, and our ability to adjust the participation rate and the cap on equity-indexed credited rates in light of market conditions and policyholder behavior assumptions.

Projected cash flows are discounted using the interest rate swap curve (swap curve), which is commonly viewed as being consistent with the credit spreads for highly-rated financial institutions (S&P AA-rated or above). A swap curve shows the fixed-rate leg of a non-complex swap against the floating rate (for example, LIBOR) leg of a related tenor. We

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

also incorporate our own risk of non-performance in the valuation of the embedded derivatives associated with variable annuity and equity-indexed annuity and life contracts. The non-performance risk adjustment reflects a market participant's view of our claims-paying ability by incorporating an additional spread to the swap curve used to discount projected benefit cash flows in the valuation of these embedded derivatives. The non-performance risk adjustment is calculated by constructing forward rates based on a weighted average of observable corporate credit indices to approximate our claims-paying ability rating.

Other Liabilities

Other liabilities measured at fair value include certain securities sold under agreements to repurchase and certain securities sold but not yet purchased. Liabilities arising from securities sold under agreements to repurchase are generally treated as collateralized borrowings. We estimate the fair value of liabilities arising under these agreements by using market-observable interest rates. This methodology considers such factors as the coupon rate, yield curves and other relevant factors. Fair values for securities sold but not yet purchased are based on current market prices.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table presents information about assets and liabilities measured at fair value on a recurring basis, and indicates the level of the fair value measurement based on the observability of the inputs used:

December 31, 2016                                      Counterparty    Cash
(in millions)                  Level 1 Level 2 Level 3   Netting*   Collateral  Total
-----------------              ------- ------- ------- ------------ ---------- -------
Assets:
Bonds available for sale:
   U.S. government and
     government sponsored
     entities                  $   --  $    37 $   --      $ --        $--     $    37
   Obligations of states,
     municipalities and
     political subdivisions        --      448    188        --         --         636
   Non-U.S. governments            --      503     --        --         --         503
   Corporate debt                  --   11,447     72        --         --      11,519
   RMBS                            --    1,490  1,923        --         --       3,413
   CMBS                            --    1,113    174        --         --       1,287
   CDO/ABS                         --      888    814        --         --       1,702
                               ------  ------- ------      ----        ---     -------
Total bonds available for sale     --   15,926  3,171        --         --      19,097
                               ------  ------- ------      ----        ---     -------
Other bond securities:
   Non-U.S. governments            --        3     --        --         --           3
   Corporate debt                  --      103     --        --         --         103
   RMBS                            --       31    177        --         --         208
   CMBS                            --       46      5        --         --          51
   CDO/ABS                         --       28     91        --         --         119
                               ------  ------- ------      ----        ---     -------
Total other bond securities        --      211    273        --         --         484
                               ------  ------- ------      ----        ---     -------
Equity securities available
  for sale:
   Preferred stock                  1       --     --        --         --           1
                               ------  ------- ------      ----        ---     -------
Total equity securities
  available for sale                1       --     --        --         --           1
                               ------  ------- ------      ----        ---     -------
Other invested assets/(a)/         --       --     --        --         --          --
Short-term investments             --      160     --        --         --         160
Derivative assets:
   Interest rate contracts         --       57     --        --         --          57
   Foreign exchange contracts      --       36     --        --         --          36
   Equity contracts                 5       --     --        --         --           5
   Other contracts                 --       --      3        --         --           3
   Counterparty netting and
     cash collateral               --       --     --       (60)        --         (60)
                               ------  ------- ------      ----        ---     -------
Total derivative assets             5       93      3       (60)        --          41
                               ------  ------- ------      ----        ---     -------
Separate account assets         2,703    2,336     --        --         --       5,039
                               ------  ------- ------      ----        ---     -------
Total                          $2,709  $18,726 $3,447      $(60)       $--     $24,822
                               ======  ======= ======      ====        ===     =======
Liabilities:
Policyholder contract deposits $   --  $    -- $  178      $ --        $--     $   178
Derivative liabilities:
   Interest rate contracts         --       54     --        --         --          54
   Foreign exchange contracts      --        6     --        --         --           6
   Counterparty netting and
     cash collateral               --       --     --       (60)        --         (60)
                               ------  ------- ------      ----        ---     -------
Total derivative liabilities       --       60     --       (60)        --          --
                               ------  ------- ------      ----        ---     -------
Total                          $   --  $    60 $  178      $(60)       $--     $   178
                               ======  ======= ======      ====        ===     =======

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

December 31, 2015                                 Counterparty    Cash
(in millions)             Level 1 Level 2 Level 3   Netting*   Collateral  Total
-----------------         ------- ------- ------- ------------ ---------- -------
Assets:
Bonds available for sale:
   U.S. government and
     government
     sponsored entities   $   --  $    40 $   --      $ --        $ --    $    40
   Obligations of
     states,
     municipalities and
     political
     subdivisions             --      424    169        --          --        593
   Non-U.S. governments       --      419     --        --          --        419
   Corporate debt             --   11,967     67        --          --     12,034
   RMBS                       --    1,370  1,735        --          --      3,105
   CMBS                       --      834    357        --          --      1,191
   CDO/ABS                    --      729    848        --          --      1,577
                          ------  ------- ------      ----        ----    -------
Total bonds available
  for sale                    --   15,783  3,176        --          --     18,959
                          ------  ------- ------      ----        ----    -------
Other bond securities:
   Non-U.S. governments       --        3     --        --          --          3
   Corporate debt             --      100     --        --          --        100
   RMBS                       --       23     70        --          --         93
   CMBS                       --        3      6        --          --          9
   CDO/ABS                    --       10     99        --          --        109
                          ------  ------- ------      ----        ----    -------
Total other bond
  securities                  --      139    175        --          --        314
                          ------  ------- ------      ----        ----    -------
Equity securities
  available for sale:
   Preferred stock             1       --     --        --          --          1
                          ------  ------- ------      ----        ----    -------
Total equity securities
  available for sale           1       --     --        --          --          1
                          ------  ------- ------      ----        ----    -------
Other invested
  assets/(a)/                 --       --      4        --          --          4
Short-term investments         5       75     --        --          --         80
Derivative assets:
   Interest rate
     contracts                --       49     --        --          --         49
   Foreign exchange
     contracts                --       13     --        --          --         13
   Equity contracts            1       --     --        --          --          1
   Other contracts            --       --      2        --          --          2
   Counterparty netting
     and cash collateral      --       --     --       (15)        (19)       (34)
                          ------  ------- ------      ----        ----    -------
Total derivative assets        1       62      2       (15)        (19)        31
                          ------  ------- ------      ----        ----    -------
Separate account assets    2,342    2,462     --        --          --      4,804
                          ------  ------- ------      ----        ----    -------
Total                     $2,349  $18,521 $3,357      $(15)       $(19)   $24,193
                          ======  ======= ======      ====        ====    =======
Liabilities:
Policyholder contract
  deposits                $   --  $    -- $  103      $ --        $ --    $   103
Derivative liabilities:
   Interest rate
     contracts                --       10     --        --          --         10
   Foreign exchange
     contracts                --        5     --        --          --          5
   Counterparty netting
     and cash collateral      --       --     --       (15)         --        (15)
                          ------  ------- ------      ----        ----    -------
Total derivative
  liabilities                 --       15     --       (15)         --         --
                          ------  ------- ------      ----        ----    -------
Total                     $   --  $    15 $  103      $(15)       $ --    $   103
                          ======  ======= ======      ====        ====    =======

(a)Excludes investments that are measured at fair value using the NAV per share (or its equivalent), which totaled $452 million and $592 million as of December 31, 2016 and December 31, 2015, respectively.
* Represents netting of derivative exposures covered by qualifying master netting agreements.

Transfers of Level 1 and Level 2 Assets and Liabilities

Our policy is to record transfers of assets and liabilities between Level 1 and Level 2 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value. Assets are transferred out of Level 1 when they are no longer transacted with sufficient frequency and volume in an active market. Conversely, assets are transferred from Level 2 to Level 1 when transaction volume and frequency are indicative of an active market. In 2016, we had no significant transfers from Level 2 to Level 1 and transferred $1 million of securities issued by the U.S. government and government-sponsored entities from Level 1 to Level 2. There were no material transfers from Level 2 to Level 1 during 2015.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Changes in Level 3 Recurring Fair Value Measurements

The following tables present changes during the years ended December 31, 2016 and 2015 in Level 3 assets and liabilities measured at fair value on a recurring basis, and the realized and unrealized gains (losses) related to the Level 3 assets and liabilities in the Consolidated Balance Sheets at December 31, 2016 and 2015:

                                                                                                         Changes in
                                Net Realized                                                             Unrealized
                                    and                     Purchases,                                 Gains (Losses)
                                 Unrealized                   Sales,                                    Included in
                                   Gains                    Issuances                                    Income on
                     Fair Value   (Losses)       Other         and        Gross     Gross   Fair Value  Instruments
                     Beginning  Included in  Comprehensive Settlements, Transfers Transfers   End of   Held at End of
(in millions)         of Year      Income    Income (Loss)     Net         In        Out       Year         Year
-------------        ---------- ------------ ------------- ------------ --------- --------- ---------- --------------
December 31, 2016
Assets:
Bonds available for
  sale:
   Obligations of
     states,
     municipalities
     and political
     subdivisions      $  169       $ --         $   3         $ 26        $--      $ (10)    $  188        $ --
   Corporate debt          67          1            (3)         (18)        81        (56)        72          --
   RMBS                 1,735         88             6          101         --         (7)     1,923          --
   CMBS                   357          8           (19)         (55)        --       (117)       174          --
   CDO/ABS                848         17           (16)         (31)         2         (6)       814          --
                       ------       ----         -----         ----        ---      -----     ------        ----
Total bonds
  available for sale    3,176        114           (29)          23         83       (196)     3,171          --
                       ------       ----         -----         ----        ---      -----     ------        ----
Other bond
  securities:
   U.S government
     and government
   Obligations of
     states,
     municipalities
   RMBS                    70          1            --          106         --         --        177          (2)
   CMBS                     6         (1)           --            5         --         (5)         5          --
   CDO/ABS                 99         11            --          (19)        --         --         91           4
                       ------       ----         -----         ----        ---      -----     ------        ----
Total other bond
  securities              175         11            --           92         --         (5)       273           2
                       ------       ----         -----         ----        ---      -----     ------        ----
Other invested
  assets                    4          5            --           (5)        --         (4)        --           5
                       ------       ----         -----         ----        ---      -----     ------        ----
Total                  $3,355       $130         $ (29)        $110        $83      $(205)    $3,444        $  7
                       ======       ====         =====         ====        ===      =====     ======        ====
Liabilities:
Policyholder
  contract deposits    $ (103)      $(54)        $  --         $(21)       $--      $  --     $ (178)       $ --
Derivatives assets,
  net*:
   Other contracts          2         11            --          (10)        --         --          3          13
                       ------       ----         -----         ----        ---      -----     ------        ----
Total derivatives
  assets, net               2         11            --          (10)        --         --          3          13
                       ------       ----         -----         ----        ---      -----     ------        ----
Total                  $ (101)      $(43)        $  --         $(31)       $--      $  --     $ (175)       $ 13
                       ======       ====         =====         ====        ===      =====     ======        ====
December 31, 2015
Assets:
Bonds available for
  sale:
   Obligations of
     states,
     municipalities
     and political
     subdivisions      $  141       $ --         $ (16)        $ 47        $--      $  (3)    $  169        $ --
   Corporate debt         215          2            (4)         (45)        81       (182)        67          --
   RMBS                 1,710         99           (43)         (31)        --         --      1,735          --
   CMBS                   412         11           (12)         (26)        --        (28)       357          --
   CDO/ABS                837         20           (25)          16         --         --        848          --
                       ------       ----         -----         ----        ---      -----     ------        ----
Total bonds
  available for sale    3,315        132          (100)         (39)        81       (213)     3,176          --
                       ------       ----         -----         ----        ---      -----     ------        ----
Other bond
  securities:
   RMBS                    69          3            --           (2)        --         --         70           2
   CMBS                     7         (1)           --           --         --         --          6          --
   CDO/ABS                131        (10)           --          (22)        --         --         99         (18)
                       ------       ----         -----         ----        ---      -----     ------        ----
Total other bond
  securities              207         (8)           --          (24)        --         --        175         (16)
                       ------       ----         -----         ----        ---      -----     ------        ----
Other invested
  assets                    1         --            --           --          3         --          4          --
                       ------       ----         -----         ----        ---      -----     ------        ----
Total                  $3,523       $124         $(100)        $(63)       $84      $(213)    $3,355        $(16)
                       ======       ====         =====         ====        ===      =====     ======        ====
Liabilities:
Policyholder
  contract deposits    $  (75)      $(28)        $  --         $ --        $--      $  --     $ (103)       $ --
Derivatives assets,
  net*:
   Other contracts          2         10            --          (10)        --         --          2          10
                       ------       ----         -----         ----        ---      -----     ------        ----
Total derivatives
  assets, net               2         10            --          (10)        --         --          2          10
                       ------       ----         -----         ----        ---      -----     ------        ----
Total                  $  (73)      $(18)        $  --         $(10)       $--      $  --     $ (101)       $ 10
                       ======       ====         =====         ====        ===      =====     ======        ====

* Total Level 3 derivative exposures have been netted in these tables for presentation purposes only.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Net realized and unrealized gains and losses included in income related to Level 3 assets and liabilities shown above were reported in the Consolidated Statements of Income as follows:

                                                   Net     Net Realized
                                                Investment Capital Gains
(in millions)                       Policy Fees   Income     (Losses)        Total
-------------                       ----------- ---------- -------------     -----
December 31, 2016
   Bonds available for sale             $--        141         $(27)     $   $114
   Other bond securities                 --         10            1            11
   Other invested assets                 --          5           --             5
   Policyholder contract deposits        --         --          (54)          (54)
   Derivative assets, net                11         --           --            11
                                        ---        ---         ----          ----
December 31, 2015
   Bonds available for sale             $--        143         $(11)     $   $132
   Other bond securities                 --         (8)          --            (8)
   Policyholder contract deposits        --         --          (28)          (28)
   Derivative assets, net                10         --           --            10
                                        ---        ---         ----          ----

The following table presents the gross components of purchases, sales, issues and settlements, net, shown above:

                                                                Purchases,
                                                             Sales, Issuances
(in millions)                  Purchases Sales Settlements and Settlements, Net*
-------------                  --------- ----- ----------- ---------------------
December 31, 2016
Assets:
Bonds available for sale:
   Obligations of states,
     municipalities and
     political subdivisions      $ 26    $ --     $  --            $ 26
   Corporate debt                  --      --       (18)            (18)
   RMBS                           456      (2)     (353)            101
   CMBS                            10     (20)      (45)            (55)
   CDO/ABS                        157     (29)     (159)            (31)
                                 ----    ----     -----            ----
Total bonds available for sale    649     (51)     (575)             23
                                 ----    ----     -----            ----
Other bond securities:
   RMBS                           130      (5)      (19)            106
   CMBS                             5      --        --               5
   CDO/ABS                         --      --       (19)            (19)
                                 ----    ----     -----            ----
Total other bond securities       135      (5)      (38)             92
                                 ----    ----     -----            ----
Other invested assets               1      --        (6)             (5)
                                 ----    ----     -----            ----
Total assets                     $785    $(56)    $(619)           $110
                                 ====    ====     =====            ====
Liabilities:
Policyholder contract deposits   $ --    $ (5)    $ (16)           $(21)
Derivatives liabilities, net
   Other contracts                 --      --       (10)            (10)
                                 ----    ----     -----            ----
Total derivatives
  liabilities, net                 --      --       (10)            (10)
                                 ----    ----     -----            ----
Total liabilities                $ --    $ (5)    $ (26)           $(31)
                                 ====    ====     =====            ====

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


                                                                                                       Purchases,
                                                                                                    Sales, Issuances
(in millions)                                                         Purchases Sales Settlements and Settlements, Net
-------------                                                         --------- ----- ----------- --------------------
December 31, 2015
Assets:
Bonds available for sale:
   Obligations of states, municipalities and political subdivisions     $ 47     $--     $  --            $ 47
   Non-U.S. governments
   Corporate debt                                                         --      --       (45)            (45)
   RMBS                                                                  253      (8)     (276)            (31)
   CMBS                                                                   13      --       (39)            (26)
   CDO/ABS                                                               223      --      (207)             16
                                                                        ----     ---     -----            ----
Total bonds available for sale                                           536      (8)     (567)            (39)
                                                                        ----     ---     -----            ----
Other bond securities:
   RMBS                                                                    9      --       (11)             (2)
   CDO/ABS                                                                --      --       (22)            (22)
                                                                        ----     ---     -----            ----
Total other bond securities                                                9      --       (33)            (24)
                                                                        ----     ---     -----            ----
Equity securities available for sale:
Total assets                                                            $545     $(8)    $(600)           $(63)
                                                                        ====     ===     =====            ====
Liabilities:
Policyholder contract deposits                                          $ --     $(3)    $   3            $ --
Derivatives liabilities, net
   Other contracts                                                        --      --       (10)            (10)
                                                                        ----     ---     -----            ----
Total derivatives liabilities, net                                        --      --       (10)            (10)
                                                                        ----     ---     -----            ----
Total liabilities                                                       $ --     $(3)    $  (7)           $(10)
                                                                        ====     ===     =====            ====

* There were no issuances in 2016 and 2015.

Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3 in the tables above. As a result, the unrealized gains (losses) on instruments held at December 31, 2016 and 2015 may include changes in fair value that were attributable to both observable (e.g., changes in market interest rates) and unobservable inputs (e.g., changes in unobservable long-dated volatilities).

Transfers of Level 3 Assets and Liabilities

We record transfers of assets and liabilities into or out of Level 3 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value. The net realized and unrealized gains (losses) included in income (loss) or other comprehensive income (loss) and as shown in the table above excludes $15 million of net losses related to assets transferred into Level 3 in 2016 and includes $12 million of net losses related to assets transferred out of Level 3 in 2016. The net realized and unrealized gains (losses) included in income (loss) or other comprehensive income (loss) and as shown in the table above excluded $2 million of net losses related to assets transferred into Level 3 in 2015 and included $3 million of net losses related to assets transferred out of Level 3 in 2015.

Transfers of Level 3 Assets

During the years ended December 31, 2016 and 2015, transfers into Level 3 assets primarily included certain investments in private placement corporate debt, RMBS, CMBS, and CDO/ABS. Transfers of private placement corporate debt and certain ABS into Level 3 assets were primarily the result of limited market pricing information that required us to determine fair value for these securities based on inputs that are adjusted to better reflect our own assumptions regarding the characteristics of a specific security or associated market liquidity. The transfers of investments in RMBS, CMBS and CDO and certain ABS into Level 3 assets were due to decreases in market transparency and liquidity for individual security types.

During the years ended December 31, 2016 and 2015, transfers out of Level 3 assets primarily included private placement and other corporate debt, CMBS, CDO/ABS, RMBS and certain investments in municipal securities. Transfers of certain investments in municipal securities, corporate debt, RMBS, CMBS and CDO/ABS out of Level 3 assets were based on consideration of market liquidity as well as related transparency of pricing and associated observable inputs for these investments. Transfers of certain investments in private placement corporate debt and certain ABS out of Level 3 assets were primarily the result of using observable pricing information that reflects the fair value of those securities without the need for adjustment based on our own assumptions regarding the characteristics of a specific security or the current liquidity in the market.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Transfers of Level 3 Liabilities

There were no significant transfers of derivative or other liabilities into or out of Level 3 for the years ended December 31, 2016 and 2015.

Quantitative Information about Level 3 Fair Value Measurements

The table below presents information about the significant unobservable inputs used for recurring fair value measurements for certain Level 3 instruments, and includes only those instruments for which information about the inputs is reasonably available to us, such as data from independent third-party valuation service providers and from internal valuation models. Because input information from third-parties with respect to certain Level 3 instruments (primarily CDO/ABS) may not be reasonably available to us, balances shown below may not equal total amounts reported for such Level 3 assets and liabilities:

                 Fair Value at
                 December 31,
(in millions)        2016      Valuation Technique  Unobservable Input/(b)/ Range (Weighted Average)
-------------    ------------- -------------------- ----------------------- ------------------------
Assets:

Obligations of
  states,
  municipalities
  and
  political
  subdivisions      $  188     Discounted cash flow               Yield        4.24% - 4.93% (4.59%)

Corporate debt          24     Discounted cash flow               Yield        5.01% - 5.34% (5.18%)

RMBS/(a)/                                                      Constant
                     2,006     Discounted cash flow     prepayment rate       1.44% - 10.29% (5.87%)
                                                          Loss severity     47.56% - 80.27% (63.91%)
                                                               Constant
                                                           default rate        3.39% - 7.90% (5.65%)
                                                                  Yield        3.43% - 5.90% (4.66%)

CMBS                   134     Discounted cash flow               Yield        2.62% - 9.14% (5.88%)

CDO/ABS/(a)/           401     Discounted cash flow               Yield        3.64% - 5.69% (4.66%)
----------------------------------------------------------------------------------------------------
Liabilities:
Embedded
  derivatives
  within
  Policyholder
  contract
  deposits:
   GMWB                                                          Equity
                    $  117     Discounted cash flow          volatility              13.00% - 50.00%
                                                        Base lapse rate               0.50% - 20.00%
                                                          Dynamic lapse
                                                                   rate             30.00% - 170.00%
                                                              Mortality
                                                        multiplier/(c)/             42.00% - 161.00%
                                                            Utilization
                                                                   rate                      100.00%
                                                               Equity /
                                                          interest-rate
                                                       correlation/(d)/              20.00% - 40.00%

   Index
     annuities          54     Discounted cash flow          Lapse rate               1.00% - 40.00%
                                                              Mortality
                                                        multiplier/(c)/            101.00% - 103.00%

   Indexed life          7     Discounted cash flow     Base lapse rate               2.00% - 19.00%
                                                         Mortality rate               0.00% - 40.00%
----------------------------------------------------------------------------------------------------

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


                               Fair Value at
                               December 31,
(in millions)                      2015      Valuation Technique   Unobservable Input/(b)/  Range (Weighted Average)
-------------                  ------------- -------------------- ------------------------- ------------------------
Assets:

Corporate debt                    $   25     Discounted cash flow                     Yield  9.12% - 11.86% (11.79%)

RMBS/(a)/                          1,714     Discounted cash flow  Constant prepayment rate   0.91% - 10.84% (5.88%)
                                                                              Loss severity 47.69% - 78.90% (63.29%)
                                                                      Constant default rate    3.38% - 8.18% (5.78%)
                                                                                      Yield    3.34% - 6.20% (4.77%)

CMBS                                 333     Discounted cash flow                     Yield   1.09% - 12.33% (6.71%)

CDO/ABS/(a)/                         384     Discounted cash flow                     Yield    3.36% - 5.02% (4.19%)
--------------------------------------------------------------------------------------------------------------------
Liabilities:
Embedded derivatives within
  Policyholder contract
  deposits:
   GMWB                           $   72     Discounted cash flow         Equity volatility          15.00% - 50.00%
                                                                            Base lapse rate           1.00% - 17.00%
                                                                         Dynamic lapse rate           0.20% - 25.50%
                                                                  Mortality multiplier/(d)/         82.52% - 104.27%
                                                                           Utilization rate           0.00% - 45.00%
                                                                     Equity / interest-rate
                                                                                correlation          20.00% - 40.00%

   Index annuities                    24     Discounted cash flow                Lapse rate           0.75% - 66.00%
                                                                  Mortality multiplier/(d)/          50.00% - 75.00%

   Index life                          7     Discounted cash flow           Base lapse rate           2.00% - 19.00%
                                                                             Mortality rate           0.00% - 40.00%
--------------------------------------------------------------------------------------------------------------------

(a)Information received from third-party valuation service providers. The ranges of the unobservable inputs for constant prepayment rate, loss severity and constant default rate relate to each of the individual underlying mortgage loans that comprise the entire portfolio of securities in the RMBS and CDO securitization vehicles and not necessarily to the securitization vehicle bonds (tranches) purchased by us. The ranges of these inputs do not directly correlate to changes in the fair values of the tranches purchased by us, because there are other factors relevant to the fair values of specific tranches owned by us including, but not limited to, purchase price, position in the waterfall, senior versus subordinated position and attachment points.
(b)Represents discount rates, estimates and assumptions that we believe would be used by market participants when valuing these assets and liabilities.
(c)Mortality inputs are shown as multipliers of the 2012 Individual Annuity Mortality Basic table for Guaranteed Minimum Withdrawal Benefits (GMWB).
(d)Mortality inputs are shown as multipliers of the 2012 Individual Annuity Mortality Basic table for GMWB, and the 1975-1980 Modified Basic Table for index annuities.

The ranges of reported inputs for Obligations of states, municipalities and political subdivisions, Corporate debt, RMBS, CDO/ABS, and CMBS valued using a discounted cash flow technique consist of one standard deviation in either direction from the value-weighted average. The preceding table does not give effect to our risk management practices that might offset risks inherent in these Level 3 assets and liabilities.

Sensitivity to Changes in Unobservable Inputs

We consider unobservable inputs to be those for which market data is not available and that are developed using the best information available to us about the assumptions that market participants would use when pricing the asset or liability. Relevant inputs vary depending on the nature of the instrument being measured at fair value. The following paragraphs provide a general description of sensitivities of significant unobservable inputs along with interrelationships between and among the significant unobservable inputs and their impact on the fair value measurements. The effect of a change in a particular assumption in the sensitivity analysis below is considered independently of changes in any other assumptions. In practice, simultaneous changes in assumptions may not always have a linear effect on the inputs discussed below. Interrelationships may also exist between observable and unobservable inputs. Such relationships have not been included in the discussion below. For each of the individual relationships described below, the inverse relationship would also generally apply.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Obligations of States, Municipalities and Political Subdivisions

The significant unobservable input used in the fair value measurement of certain investments in obligations of states, municipalities and political subdivisions is yield. In general, increases in the yield would decrease the fair value of investments in obligations of states, municipalities and political subdivisions.

Corporate Debt

Corporate debt securities included in Level 3 are primarily private placement issuances that are not traded in active markets or that are subject to transfer restrictions. Fair value measurements consider illiquidity and non-transferability. When observable price quotations are not available, fair value is determined based on discounted cash flow models using discount rates based on credit spreads, yields or price levels of publicly-traded debt of the issuer or other comparable securities, considering illiquidity and structure. The significant unobservable input used in the fair value measurement of corporate debt is the yield. The yield is affected by the market movements in credit spreads and U.S. Treasury yields. In addition, the migration in credit quality of a given security generally has a corresponding effect on the fair value measurement of the security. For example, a downward migration of credit quality would increase spreads. Holding U.S. Treasury rates constant, an increase in corporate credit spreads would decrease the fair value of corporate debt.

RMBS and CDO/ABS

The significant unobservable inputs used in fair value measurements of RMBS and certain CDO/ABS valued by third-party valuation service providers are constant prepayment rates (CPR), loss severity, constant default rates (CDR), and yield. A change in the assumptions used for the probability of default will generally be accompanied by a corresponding change in the assumption used for the loss severity and an inverse change in the assumption used for prepayment rates. In general, increases in CPR, loss severity, CDR and yield, in isolation, would result in a decrease in the fair value measurement. Changes in fair value based on variations in assumptions generally cannot be extrapolated because the relationship between the directional change of each input is not usually linear.

CMBS

The significant unobservable input used in fair value measurements for CMBS is the yield. Prepayment assumptions for each mortgage pool are factored into the yield. CMBS generally feature a lower degree of prepayment risk than RMBS because commercial mortgages generally contain a penalty for prepayment. In general, increases in the yield would decrease the fair value of CMBS.

Embedded derivatives within Policyholder contract deposits

Embedded derivatives reported within Policyholder contract deposits include guaranteed minimum withdrawal benefits (GMWB) within variable annuity products and certain enhancements to interest crediting rates based on market indices within index annuities and indexed life. For any given contract, assumptions for unobservable inputs vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. The following unobservable inputs are used for valuing embedded derivatives measured at fair value:

..   Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available with an emphasis on current market-based volatilities. Increases in assumed volatility will generally increase the fair value of both the projected cash flows from rider fees as well as the projected cash flows related to benefit payments. Therefore, the net change in the fair value of the liability may either decrease or increase, depending on the relative changes in projected rider fees and projected benefit payments.

..   Equity / interest rate correlation estimates the relationship between changes in equity returns and interest rates based on current market conditions and expected views of market participants, in the economic scenario generator used to value our GMWB embedded derivatives. In general, a higher positive correlation assumes that equity markets and interest rates move in a more correlated fashion, which generally increases the fair value of the liability.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


..   Base lapse rate assumptions are determined by company experience and are adjusted at the contract level using a dynamic lapse function, which reduces the base lapse rate when the contract is in-the-money (when the contract holder's guaranteed value is worth more than their underlying account value). Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. Increases in assumed lapse rates will generally decrease the fair value of the liability, as fewer policyholders would persist to collect guaranteed withdrawal amounts, but in certain scenarios, increases in assumed lapse rates may increase the fair value of the liability.

..   Mortality rate assumptions, which vary by age and gender, are based on company experience and include a mortality improvement assumption. Increases in assumed mortality rates will decrease the fair value of the liability, while lower mortality rate assumptions will generally increase the fair value of the liability, because guaranteed payments will be made for a longer period of time.

..   Utilization assumptions estimate the timing when policyholders with a GMWB will elect to utilize their benefit and begin taking withdrawals. The assumptions may vary by the type of guarantee, tax-qualified status, the contract's withdrawal history and the age of the policyholder. Utilization assumptions are based on company experience, which includes partial withdrawal behavior. In 2016, we implemented a 100 percent utilization assumption which reflects an expectation that all policyholders who remain active in the contract (i.e., do not lapse or die) will utilize their GMWB guarantee by commencing systematic withdrawals under the terms of their contract. In 2015, we used as a utilization rate assumption representing the probability of first partial withdrawal, which varied by issue age and duration for different contract types. The impact of changes in utilization assumptions on the fair value of the liability may vary, depending on the expected timing as well as the overall rate of assumed utilization.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Investments in Certain Entities Carried at Fair Value Using Net Asset Value per Share

The following table includes information related to our investments in certain other invested assets, including private equity funds, hedge funds and other alternative investments that calculate net asset value per share (or its equivalent). For these investments, which are measured at fair value on a recurring basis, we use the net asset value per share to measure fair value.

                                                                         December 31, 2016           December 31, 2015
                                                                    --------------------------- ---------------------------
                                                                      Fair Value                  Fair Value
                                                                       Using Net                   Using Net
                                                                      Asset Value                 Asset Value
                                                                     Per Share (or   Unfunded    Per Share (or   Unfunded
(in millions)                    Investment Category Includes       its equivalent) Commitments its equivalent) Commitments
-------------               --------------------------------------- --------------- ----------- --------------- -----------
Investment Category
Private equity funds:
   Leveraged buyout         Debt and/or equity investments
                            made as part of a transaction in
                            which assets of mature companies
                            are acquired from the current
                            shareholders, typically with the use
                            of financial leverage                        $ 52          $146          $ 32           $56

   Real Estate /            Investments in real estate properties
   Infrastructure           and infrastructure positions,
                            including power plants and other
                            energy generating facilities                    7            15             6            16

   Venture capital          Early-stage, high-potential, growth
                            companies expected to generate a
                            return through an eventual
                            realization event, such as an initial
                            public offering or sale of the
                            company                                         2            --             4            --

   Distressed               Securities of companies that are in
                            default, under bankruptcy protection,
                            or troubled                                     4             2             5             1

   Other                    Includes multi-strategy, mezzanine,
                            and other strategies                           40             8            37            12
                                                                         ----          ----          ----           ---
Total private equity funds                                                105           171            84            85
                                                                         ----          ----          ----           ---
Hedge funds:*
   Event-driven             Securities of companies undergoing
                            material structural changes,
                            including mergers, acquisitions and
                            other reorganizations                         104            --            58            --

   Long-short               Securities that the manager believes
                            are undervalued, with corresponding
                            short positions to hedge market risk          156            --           183            --

   Distressed               Securities of companies that are in
                            default, under bankruptcy protection
                            or troubled                                    66            --            56            --

   Emerging markets         Investments in the financial markets
                            of developing countries                        --            --           160            --

   Other                    Includes investments held in funds
                            that are less liquid, as well as other
                            strategies which allow for broader
                            allocation between public and
                            private investments.                           21            --            51            --
                                                                         ----          ----          ----           ---
Total hedge funds                                                         347            --           508            --
                                                                         ----          ----          ----           ---
Total                                                                    $452          $171          $592           $85
                                                                         ====          ====          ====           ===

* Certain hedge funds for the year ended December 31, 2016 were reclassified into different strategies to better align with the investments in those funds.

Private equity fund investments included above are not redeemable, because distributions from the funds will be received when underlying investments of the funds are liquidated. Private equity funds are generally expected to have 10-year lives at their inception, but these lives may be extended at the fund manager's discretion, typically in one or two-year increments.

The hedge fund investments included above, which are carried at fair value, are generally redeemable monthly, quarterly, semi-annually and annually, as shown below, with redemption notices ranging from one day to 180 days. Certain hedge fund investments have partial contractual redemption restrictions. These partial redemption restrictions are generally related to one or more investments held in the hedge funds that the fund manager deemed to be illiquid.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The majority of these contractual restrictions, which may have been put in place at the fund's inception or thereafter, have pre-defined end dates. The majority of these restrictions are generally expected to be lifted by the end of 2017.

The following table presents information regarding the expected remaining lives of our investments in private equity funds, assuming average original expected lives of 10 years for the funds, and information regarding redemptions and contractual restrictions related to our hedge fund investments:

December 31,                                                               2016
------------                                                               ----
Percentage of private equity fund investments with remaining lives of:
   Three years or less                                                       8%
   Between four and six years                                               20
   Between seven and 10 years                                               72
                                                                           ---
       Total                                                               100%
                                                                           ===
Percentage of hedge fund investments redeemable:
   Monthly                                                                  16%
   Quarterly                                                                47
   Annually                                                                 37
                                                                           ---
       Total                                                               100%
                                                                           ===
Percentage of hedge fund investments' fair value subject to
  contractual partial restrictions                                          85%
                                                                           ===

The following table presents the gains or losses recorded related to the eligible instruments for which we elected the fair value option:

                                                              Gain (Loss)
     Years Ended December 31,                                --------------
     (in millions)                                           2016 2015 2014
     -------------                                           ---- ---- ----
     Assets:
        Other bond securities                                $24  $(5) $30
        Alternative investments/(a)/                           7   18   37
                                                             ---  ---  ---
     Total gain                                              $31  $13  $67
                                                             ===  ===  ===

(a)Includes certain hedge funds, private equity funds and other investment partnerships.

Interest income, dividend income and net unrealized gains (losses) on assets measured under the fair value option are recognized and included in net investment income in the Consolidated Statements of Income. Interest on liabilities measured under the fair value option is recognized in other income in the Consolidated Statements of Income. See Note 4 herein for additional information about our policies for recognition, measurement, and disclosure of interest, dividend and other income.

FAIR VALUE MEASUREMENTS ON A NON-RECURRING BASIS

We measure the fair value of certain assets on a non-recurring basis, generally quarterly, annually, or when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. These assets include cost and equity-method investments and mortgage and other loans. See Notes 4 and 5 herein for additional information about how we test various asset classes for impairment.

Impairments for other invested assets primarily relate to real estate investments acquired in foreclosure.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents assets measured at fair value on a non-recurring basis at the time of impairment and the related impairment charges recorded during the periods presented:

                                   Assets at Fair Value      Impairment Charges
                               ----------------------------- ------------------
                                    Non-Recurring Basis       December 31,
                               ----------------------------- ------------------
    (in millions)              Level 1 Level 2 Level 3 Total 2016   2015  2014
    -------------              ------- ------- ------- ----- ----   ----  ----
    December 31, 2016
       Other invested assets     $--     $--     $--    $--  $--     $4   $--

    December 31, 2015
       Other invested assets     $--     $--     $14    $14

FAIR VALUE INFORMATION ABOUT FINANCIAL INSTRUMENTS NOT MEASURED AT FAIR VALUE

Information regarding the estimation of fair value for financial instruments not carried at fair value (excluding insurance contracts) is discussed below.

..   Mortgage and other loans receivable: Fair values of loans on real estate and other loans receivable were estimated for disclosure purposes using discounted cash flow calculations based on discount rates that we believe market participants would use in determining the price that they would pay for such assets. For certain loans, our current incremental lending rates for similar types of loans are used as the discount rates, because we believe this rate approximates the rates market participants would use. Fair values of residential mortgage loans are generally determined based on market prices, using market based adjustments for credit and servicing as appropriate. The fair values of policy loans are generally estimated based on unpaid principal amount as of each reporting date. No consideration is given to credit risk because policy loans are effectively collateralized by the cash surrender value of the policies.

..   Other invested assets: that are not measured at fair value represent our investments in Federal Home Loan Bank common stock. These investments are carried at amortized cost, which approximates fair value.

..   Cash and short-term investments: The carrying amounts of these assets approximate fair values because of the relatively short period of time between origination and expected realization, and their limited exposure to credit risk.

..   Policyholder contract deposits associated with investment-type contracts:
    Fair values for policyholder contract deposits associated with investment-type contracts not accounted for at fair value are estimated using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those of the contracts being valued. When no similar contracts are being offered, the discount rate is the appropriate swap rate (if available) or current risk-free interest rate consistent with the currency in which the cash flows are denominated. To determine fair value, other factors include current policyholder account values and related surrender charges and other assumptions include expectations about policyholder behavior and an appropriate risk margin.

..   Notes Payable: Fair values of these obligations were estimated based on discounted cash flow calculations using a discount rate that is indicative of the current market for securities with similar risk characteristics.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents the carrying amounts and estimated fair values of our financial instruments not measured at fair value, and indicates the level in the fair value hierarchy of the estimated fair value measurement based on the observability of the inputs used:

                                               Estimated Fair Value
                                          ------------------------------- Carrying
(in millions)                             Level 1 Level 2 Level 3  Total   Value
-------------                             ------- ------- ------- ------- --------
December 31, 2016
Assets:
   Mortgage and other loans receivable      $--     $ 7   $ 3,015 $ 3,022 $ 2,947
   Other invested assets                     --      10        --      10      10
   Short-term investments                    --      14        --      14      14
   Cash                                      49      --        --      49      49
Liabilities:
   Policyholder contract deposits*           --      --    12,429  12,429  11,985
   Note payable - to third parties, net      --      --         2       2       2
                                            ---     ---   ------- ------- -------
December 31, 2015
Assets:
   Mortgage and other loans receivable      $--     $20   $ 2,798 $ 2,818 $ 2,736
   Other invested assets                     --       9        --       9       9
   Short-term investments                    --      58        --      58      58
   Cash                                      12      --        --      12      12
Liabilities:
   Policyholder contract deposits*           --      20    12,439  12,459  12,020
   Note payable - to third parties, net      --      --         2       2       2
                                            ---     ---   ------- ------- -------

* Excludes embedded policy derivatives which are carried at fair value on a recurring basis.

4. INVESTMENTS

Fixed Maturity and Equity Securities

Bonds held to maturity are carried at amortized cost when we have the ability and positive intent to hold these securities until maturity. When we do not have the ability or positive intent to hold bonds until maturity, these securities are classified as available-for-sale or are measured at fair value at our election. None of our fixed maturity securities met the criteria for held-to-maturity classification at December 31, 2016 or 2015.

Fixed maturity and equity securities classified as available-for-sale are carried at fair value. Unrealized gains and losses from available-for-sale investments in fixed maturity and equity securities are reported as a separate component of accumulated other comprehensive income (AOCI), net of DAC, deferred sales inducements and deferred income taxes, in shareholder's equity. Realized and unrealized gains and losses from fixed maturity and equity securities measured at fair value at our election are reflected in net investment income. Investments in fixed maturity and equity securities are recorded on a trade-date basis.

Premiums and discounts arising from the purchase of bonds classified as available-for-sale are treated as yield adjustments over their estimated holding periods, until maturity, or call date, if applicable. For investments in certain RMBS, CMBS and CDO/ABS, (collectively, structured securities), recognized yields are updated based on current information regarding the timing and amount of expected undiscounted future cash flows. For high credit quality structured securities, effective yields are recalculated based on actual payments received and updated prepayment expectations, and the amortized cost is adjusted to the amount that would have existed had the new effective yield been applied since acquisition with a corresponding charge or credit to net investment income. For structured securities that are not high credit quality, effective yields are recalculated and adjusted prospectively based on changes in expected undiscounted future cash flows. For purchased credit impaired (PCI) securities, at acquisition, the difference between the undiscounted expected future cash flows and the recorded investment in the securities represents the initial accretable yield, which is to be accreted into net investment income over the securities' remaining lives on an effective level-yield basis. Subsequently, effective yields recognized on PCI securities are recalculated and adjusted prospectively to reflect changes in the contractual benchmark interest rates on variable rate securities and any significant increases in undiscounted expected future cash flows arising due to reasons other than interest rate changes.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Other Bond Securities and Other Common and Preferred Stock

Securities for which we have elected the fair value option are carried at fair value and reported in other bond securities or other common and preferred stocks in the Consolidated Balance Sheets. Changes in fair value of these assets are reported in net investment income. Interest income and dividend income on assets measured under the fair value option are recognized and included in net investment income. See Note 3 for additional information on financial assets designated under the fair value option.

Securities Available for Sale

The following table presents the amortized cost or cost and fair value of our available-for-sale securities:

                                                                                                                 Other-Than-
                                                                      Amortized   Gross      Gross                Temporary
                                                                       Cost or  Unrealized Unrealized            Impairments
(in millions)                                                           Cost      Gains      Losses   Fair Value in AOCI/(a)/
-------------                                                         --------- ---------- ---------- ---------- -----------
December 31, 2016
Bonds available for sale:
   U.S. government and government sponsored entities                   $    32     $  5      $  --     $    37      $ --
   Obligations of states, municipalities and political subdivisions        620       31        (15)        636        --
   Non-U.S. governments                                                    513       11        (21)        503        --
   Corporate debt                                                       11,125      586       (192)     11,519        (6)
   Mortgage-backed, asset-backed and collateralized:
       RMBS                                                              3,244      214        (45)      3,413       121
       CMBS                                                              1,257       43        (13)      1,287         9
       CDO/ABS                                                           1,693       31        (22)      1,702        12
                                                                       -------     ----      -----     -------      ----
   Total mortgage-backed, asset-backed and collateralized                6,194      288        (80)      6,402       142
                                                                       -------     ----      -----     -------      ----
Total bonds available for sale/(b)/                                     18,484      921       (308)     19,097       136
                                                                       -------     ----      -----     -------      ----
Equity securities available for sale:
   Preferred stock                                                           1       --         --           1        --
                                                                       -------     ----      -----     -------      ----
Total equity securities available for sale                                   1       --         --           1        --
                                                                       -------     ----      -----     -------      ----
Total                                                                  $18,485     $921      $(308)    $19,098      $136
                                                                       =======     ====      =====     =======      ====
December 31, 2015
Bonds available for sale:
   U.S. government and government sponsored entities                   $    35     $  6      $  (1)    $    40      $ --
   Obligations of states, municipalities and political subdivisions        582       26        (15)        593        --
   Non-U.S. governments                                                    444        8        (33)        419        --
   Corporate debt                                                       11,993      548       (507)     12,034        (7)
   Mortgage-backed, asset-backed and collateralized:
       RMBS                                                              2,934      217        (46)      3,105       119
       CMBS                                                              1,137       59         (5)      1,191        26
       CDO/ABS                                                           1,561       36        (20)      1,577        14
                                                                       -------     ----      -----     -------      ----
   Total mortgage-backed, asset-backed and collateralized                5,632      312        (71)      5,873       159
                                                                       -------     ----      -----     -------      ----
Total bonds available for sale/(b)/                                     18,686      900       (627)     18,959       152
                                                                       -------     ----      -----     -------      ----
Equity securities available for sale:
   Preferred stock                                                           1       --         --           1        --
                                                                       -------     ----      -----     -------      ----
Total equity securities available for sale                                   1       --         --           1        --
                                                                       -------     ----      -----     -------      ----
Total                                                                  $18,687     $900      $(627)    $18,960      $152
                                                                       =======     ====      =====     =======      ====

(a)Represents the amount of other-than-temporary impairments recognized in accumulated other comprehensive income. Amount includes unrealized gains and losses on impaired securities relating to changes in the fair value of such securities subsequent to the impairment measurement date.
(b)At December 31, 2016 and 2015, bonds available for sale held by us that were below investment grade or not rated totaled $3.1 billion, respectively.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Securities Available for Sale in a Loss Position

The following table summarizes the fair value and gross unrealized losses on our available-for-sale securities, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position:

                                Less than 12 Months    12 Months or More           Total
                               --------------------- --------------------- ---------------------
                                            Gross                 Gross                 Gross
                                          Unrealized            Unrealized            Unrealized
(in millions)                  Fair Value   Losses   Fair Value   Losses   Fair Value   Losses
-------------                  ---------- ---------- ---------- ---------- ---------- ----------
December 31, 2016
Bonds available for sale:
   U.S. government and
     government sponsored
     entities                    $    3      $ --      $   --      $ --      $    3      $ --
   Obligations of states,
     municipalities and
     political subdivisions         247        14           8         1         255        15
   Non-U.S. governments             246        14          41         7         287        21
   Corporate debt                 2,807       119         618        73       3,425       192
   RMBS                             883        22         458        23       1,341        45
   CMBS                             318        11          38         2         356        13
   CDO/ABS                          615        11         162        11         777        22
                                 ------      ----      ------      ----      ------      ----
Total bonds available for sale   $5,119      $191      $1,325      $117      $6,444      $308
                                 ======      ====      ======      ====      ======      ====
December 31, 2015
Bonds available for sale:
   U.S. government and
     government sponsored
     entities                    $    6      $  1      $   --      $ --      $    6      $  1
   Obligations of states,
     municipalities and
     political subdivisions         272        15           6        --         278        15
   Non-U.S. governments             193        14          81        19         274        33
   Corporate debt                 4,098       317         605       190       4,703       507
   RMBS                             821        21         375        25       1,196        46
   CMBS                             202         5           2        --         204         5
   CDO/ABS                          653        13         146         7         799        20
                                 ------      ----      ------      ----      ------      ----
Total bonds available for sale   $6,245      $386      $1,215      $241      $7,460      $627
                                 ======      ====      ======      ====      ======      ====

At December 31, 2016, we held 1,340 individual fixed maturity securities that were in an unrealized loss position, of which 258 individual fixed maturity securities were in a continuous unrealized loss position for 12 months or more. We did not recognize the unrealized losses in earnings on these fixed maturity securities at December 31, 2016 because we neither intend to sell the securities nor do we believe that it is more likely than not that we will be required to sell these securities before recovery of their amortized cost basis. For fixed maturity securities with significant declines, we performed fundamental credit analyses on a security-by-security basis, which included consideration of credit enhancements, expected defaults on underlying collateral, review of relevant industry analyst reports and forecasts and other available market data.

Contractual Maturities of Fixed Maturity Securities Available for Sale

The following table presents the amortized cost and fair value of fixed maturity securities available for sale by contractual maturity:

                                                  Total Fixed Maturity Securities Fixed Maturity Securities in a Loss
                                                     Available for Sale           Position Available for Sale
                                                  ------------------------------- -----------------------------------
(in millions)                                     Amortized Cost    Fair Value    Amortized Cost      Fair Value
-------------                                     --------------    ----------    --------------      ----------
December 31, 2016
Due in one year or less                              $   204         $   209          $   --            $   --
Due after one year through five years                  2,693           2,855             198               190
Due after five years through ten years                 2,987           3,050             987               942
Due after ten years                                    6,406           6,581           3,013             2,838
Mortgage-backed, asset-backed and collateralized       6,194           6,402           2,555             2,474
                                                     -------         -------          ------            ------
Total                                                $18,484         $19,097          $6,753            $6,444
                                                     =======         =======          ======            ======

Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay certain obligations with or without call or prepayment penalties.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents the gross realized gains and gross realized losses from sales or maturities of our available-for-sale securities:

                                         Years Ended December 31,
                           -----------------------------------------------------
                                 2016              2015              2014
                           ----------------- ----------------- -----------------
                            Gross    Gross    Gross    Gross    Gross    Gross
                           Realized Realized Realized Realized Realized Realized
(in millions)               Gains    Losses   Gains    Losses   Gains    Losses
-------------              -------- -------- -------- -------- -------- --------
Fixed maturity securities    $44      $99      $30      $45      $45      $13
                             ---      ---      ---      ---      ---      ---

In 2016, 2015, and 2014, the aggregate fair value of available-for-sale securities sold was $1.6 billion, $3.1 billion and $1.4 billion, respectively.

Other Securities Measured at Fair Value

The following table presents the fair value of other securities measured at fair value based on our election of the fair value option:

                                                        December 31, 2016           December 31, 2015
                                                   --------------------------  --------------------------
(in millions)                                      Fair Value Percent of Total Fair Value Percent of Total
-------------                                      ---------- ---------------- ---------- ----------------
Non-U.S. governments                                  $  3            1%          $  3            1%
Corporate debt                                         103           21            100           32
Mortgage-backed, asset-backed and collateralized:
   RMBS                                                208           43             93           29
   CMBS                                                 51           11              9            3
   CDO/ABS                                             119           24            109           35
                                                      ----          ---           ----          ---
Total other bond securities                           $484          100%          $314          100%
                                                      ====          ===           ====          ===

Other Invested Assets

The following table summarizes the carrying amounts of other invested assets:

                                                        December 31,
                                                        -----------
            (in millions)                               2016   2015
            -------------                               ----  ------
            Alternative investments/(a) (b)/            $742  $1,068
            Investment real estate/(c)/                   23      15
            Federal Home Loan Bank (FHLB) common stock    10       9
                                                        ----  ------
            Total                                       $775  $1,092
                                                        ====  ======

(a)At December 31, 2016, included hedge funds of $ 496 million and private equity funds of $ 246 million. At December 31, 2015, included hedge funds of $ 859 million and private equity funds of $ 209 million.
(b)Approximately 79 percent and 13 percent of our hedge fund portfolio is available for redemption in 2017 and 2018, respectively, and an additional 4 percent will be available between 2019 and 2024.
(c)Net of accumulated depreciation of $2 million and $6 million at December 31, 2016 and 2015, respectively.

Other Invested Assets Carried at Fair Value

Certain hedge funds, private equity funds and other investment partnerships for which we have elected the fair value option are reported at fair value with changes in fair value recognized in net investment income. Other investments in hedge funds, private equity funds and other investment partnerships in which AIG's insurance operations do not hold aggregate interests sufficient to exercise more than minor influence over the respective partnerships are reported at fair value with changes in fair value recognized as a component of accumulated other comprehensive income. These investments are subject to other-than-temporary impairment evaluations (see discussion below on evaluating equity investments for other-than-temporary impairment).

At December 31, 2016 and 2015, there were no unrealized losses recorded in accumulated other comprehensive income on such investments.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Other Invested Assets - Equity Method Investments

We account for hedge funds, private equity funds and other investment partnerships using the equity method of accounting unless our interest is so minor that we may have virtually no influence over partnership operating and financial policies, or we have elected the fair value option. Under the equity method of accounting, our carrying amount generally is our share of the net asset value of the funds or the partnerships, and changes in our share of the net asset values are recorded in net investment income. In applying the equity method of accounting, we consistently use the most recently available financial information provided by the general partner or manager of each of these investments, which is one to three months prior to the end of our reporting period. The financial statements of these investees are generally audited annually.

Summarized Financial Information of Equity Method Investees

The following is the aggregated summarized financial information of our equity method investees, including those for which the fair value option has been elected:

                                       Years ended December 31,
                                       -----------------------
                (in millions)           2016    2015     2014
                -------------          -----  -------  -------
                Operating results:
                   Total revenues      $ 286  $ 1,293  $ 4,287
                   Total expenses       (488)    (472)    (836)
                                       -----  -------  -------
                Net income             $(202) $   821  $ 3,451
                                       =====  =======  =======

                                                December 31,
                                              ----------------
                (in millions)                   2016     2015
                -------------                 -------  -------
                Balance sheet:
                   Total assets               $20,790  $25,115
                   Total liabilities           (4,597)  (4,645)
                                              =======  =======

The following table presents the carrying amount and ownership percentage of equity method investments at December 31, 2016 and 2015:

                                             2016                      2015
                                   ------------------------- -------------------------
                                                  Ownership                 Ownership
(in millions, except percentages)  Carrying Value Percentage Carrying Value Percentage
---------------------------------  -------------- ---------- -------------- ----------
   Equity method investments            $657       Various        $933       Various

Summarized financial information for these equity method investees may be presented on a lag, due to the unavailability of information for the investees at our respective balance sheet dates, and is included for the periods in which we held an equity method ownership interest.

Other Investments

Also included in other invested assets are real estate held for investment or held for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and subject to impairment review. Properties acquired through foreclosure and held for sale are carried at the lower of carrying amount or fair value less estimated costs to sell the property.

We are a member of the FHLB of Dallas and such membership requires members to own stock in the FHLB. Our FHLB stock is carried at amortized cost, which approximates fair value, and is included in other invested assets.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Net Investment Income

Net investment income represents income primarily from the following sources:

..   Interest income and related expenses, including amortization of premiums and accretion of discounts with changes in the timing and the amount of expected principal and interest cash flows reflected in yield, as applicable.

..   Dividend income from common and preferred stock and distributions from other investments, including distributions from private equity funds and hedge funds that are not accounted for under the equity method.

..   Realized and unrealized gains and losses from investments in other securities and investments for which we elected the fair value option.

..   Earnings from alternative investments.

..   Interest income on mortgage, policy and other loans.

The following table presents the components of net investment income:

                                                             Years Ended December 31,
                                                             ------------------------
(in millions)                                                 2016     2015    2014
-------------                                                ------   ------  ------
Fixed maturity securities, including short-term investments  $1,021   $1,006  $1,075
Interest on mortgage and other loans                            146      134     119
Investment real estate                                           (1)       7       7
Alternative investments*                                         20       15      87
Other investments                                                 1        3      --
                                                             ------   ------  ------
Total investment income                                       1,187    1,165   1,288
Investment expenses                                              28       36      37
                                                             ------   ------  ------
Net investment income                                        $1,159   $1,129  $1,251
                                                             ======   ======  ======

* Beginning in 2016, the presentation of income on alternative investments has been refined to include only income from hedge funds and private equity funds. Prior period disclosures have been reclassified to conform to this presentation. Hedge funds for which we elected the fair value option are recorded as of the balance sheet date. Other hedge funds are generally reported on a one-month lag, while private equity funds are generally reported on a one-quarter lag.

Net Realized Capital Gains and Losses

Net realized capital gains and losses are determined by specific identification. The net realized capital gains and losses are generated primarily from the following sources:

..   Sales or full redemptions of available-for-sale fixed maturity securities, available-for-sale equity securities, real estate and other alternative investments.

..   Reductions to the amortized cost basis of available-for-sale fixed maturity securities, available-for-sale equity securities and certain other invested assets for other-than-temporary impairments.

..   Changes in fair value of derivatives except for those instruments that are designated as hedging instruments when the change in the fair value of the hedged item is not reported in net realized capital gains and losses.

..   Exchange gains and losses resulting from foreign currency transactions.

The following table presents the components of net realized capital gains (losses):

                                                 Years Ended December 31,
                                                 -----------------------
           (in millions)                           2016     2015    2014
           -------------                         ------   ------  ------
           Sales of fixed maturity securities    $ (55)    $(15)   $ 32
           Mortgage and other loans                  3       (1)     (3)
           Investment real estate                   --        1      (1)
           Alternative investments                   2        4       1
           Derivatives                             (70)      21      12
           Other                                   (34)     (19)     (8)
           Other-than-temporary impairments        (54)     (45)    (20)
                                                 -----     ----    ----
           Net realized capital income (losses)  $(208)    $(54)   $ 13
                                                 =====     ====    ====

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Evaluating Investments for Other-Than-Temporary Impairments

Fixed Maturity Securities

If we intend to sell a fixed maturity security or it is more likely than not that we will be required to sell a fixed maturity security before recovery of its amortized cost basis and the fair value of the security is below amortized cost, an other-than-temporary impairment has occurred and the amortized cost is written down to current fair value, with a corresponding charge to realized capital losses. When assessing our intent to sell a fixed maturity security, or whether it is more likely than not that we will be required to sell a fixed maturity security before recovery of its amortized cost basis, management evaluates relevant facts and circumstances including, but not limited to, decisions to reposition our investment portfolio, sales of securities to meet cash flow needs and sales of securities to take advantage of favorable pricing.

For fixed maturity securities for which a credit impairment has occurred, the amortized cost is written down to the estimated recoverable value with a corresponding charge to realized capital losses. The estimated recoverable value is the present value of cash flows expected to be collected, as determined by management. The difference between fair value and amortized cost that is not related to a credit impairment is presented in unrealized appreciation (depreciation) of fixed maturity securities on which other-than-temporary credit impairments were recognized (a separate component of accumulated other comprehensive income).

When estimating future cash flows for structured fixed maturity securities (e.g., RMBS, CMBS, CDO, ABS) management considers historical performance of underlying assets and available market information as well as bond-specific structural considerations, such as credit enhancement and priority of payment structure of the security. In addition, the process of estimating future cash flows includes, but is not limited to, the following critical inputs, which vary by asset class:

..   Current delinquency rates;

..   Expected default rates and the timing of such defaults;

..   Loss severity and the timing of any recovery; and

..   Expected prepayment speeds.

For corporate, municipal and sovereign fixed maturity securities determined to be credit impaired, management considers the fair value as the recoverable value when available information does not indicate that another value is more relevant or reliable. When management identifies information that supports a recoverable value other than the fair value, the determination of a recoverable value considers scenarios specific to the issuer and the security, and may be based upon estimates of outcomes of corporate restructurings, political and macroeconomic factors, stability and financial strength of the issuer, the value of any secondary sources of repayment and the disposition of assets.

We consider severe price declines in our assessment of potential credit impairments. We may also modify our model inputs when we determine that price movements in certain sectors are indicative of factors not captured by the cash flow models.

In periods subsequent to the recognition of an other-than-temporary impairment charge for available-for-sale fixed maturity securities that are not foreign exchange related, we prospectively accrete into earnings the difference between the new amortized cost and the expected undiscounted recoverable value over the remaining expected holding period of the security.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Credit Impairments

The following table presents a rollforward of the cumulative credit losses in other-than-temporary impairments recognized in earnings for available-for-sale fixed maturity securities:

                                                        Years Ended December 31,
                                                        ----------------------
 (in millions)                                            2016     2015    2014
 -------------                                          ------   ------  ------
 Balance, beginning of year                             $  228   $  294  $  387
    Increases due to:
        Credit impairments on new securities
          subject to impairment losses                      32       13      10
        Additional credit impairments on
          previously impaired securities                    18        7       8
    Reductions due to:
        Credit impaired securities fully disposed
          for which there was no prior intent or
          requirement to sell                              (16)     (44)    (85)
        Accretion on securities previously
          impaired due to credit*                          (44)     (42)    (26)
                                                        ------   ------  ------
 Balance, end of year                                   $  218   $  228  $  294
                                                        ======   ======  ======

* Represents both accretion recognized due to changes in cash flows expected to be collected over the remaining expected term of the credit impaired securities and the accretion due to the passage of time.

Equity Securities

We evaluate our available-for-sale equity securities for impairment by considering such securities as candidates for other-than-temporary impairment if they meet any of the following criteria:

..   The security has traded at a significant (25 percent or more) discount to cost for an extended period of time (nine consecutive months or longer);

..   A discrete credit event has occurred resulting in (i) the issuer defaulting on a material outstanding obligation; (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for court-supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than the par value of their claims; or

..   We have concluded that we may not realize a full recovery on our investment, regardless of the occurrence of one of the foregoing events.

The determination that an equity security is other-than-temporarily impaired requires the judgment of management and consideration of the fundamental condition of the issuer, its near-term prospects and all the relevant facts and circumstances. In addition to the above criteria, all equity securities that have been in a continuous decline in value below cost over twelve months are impaired. We also consider circumstances of a rapid and severe market valuation decline (50 percent or more) discount to cost, in which we could not reasonably assert that the impairment period would be temporary (severity losses).

Other Invested Assets

Our equity and cost method investments in private equity funds, hedge funds and other entities are evaluated for impairment similar to the evaluation of equity securities for impairments as discussed above. Such evaluation considers market conditions, events and volatility that may impact the recoverability of the underlying investments within these private equity funds and hedge funds and is based on the nature of the underlying investments and specific inherent risks. Such risks may evolve based on the nature of the underlying investments.

Investments in real estate are periodically evaluated for recoverability whenever changes in circumstances indicate the carrying amount of an asset may be impaired. When impairment indicators are present, we compare expected investment cash flows to carrying amount. When the expected cash flows are less than the carrying amount, the investments are written down to fair value with a corresponding charge to earnings.

Purchased Credit Impaired (PCI) Securities

We purchase certain RMBS securities that have experienced deterioration in credit quality since their issuance. We determine whether it is probable at acquisition that we will not collect all contractually required payments for these PCI

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

securities, including both principal and interest. At acquisition, the timing and amount of the undiscounted future cash flows expected to be received on each PCI security is determined based on our best estimate using key assumptions, such as interest rates, default rates and prepayment speeds. At acquisition, the difference between the undiscounted expected future cash flows of the PCI securities and the recorded investment in the securities represents the initial accretable yield, which is accreted into Net investment income over their remaining lives on an effective yield basis. Additionally, the difference between the contractually required payments on the PCI securities and the undiscounted expected future cash flows represents the non-accretable difference at acquisition. The accretable yield and the non-accretable difference will change over time, based on actual payments received and changes in estimates of undiscounted expected future cash flows, which are discussed further below.

On a quarterly basis, the undiscounted expected future cash flows associated with PCI securities are re-evaluated based on updates to key assumptions. Declines in undiscounted expected future cash flows due to further credit deterioration as well as changes in the expected timing of the cash flows can result in the recognition of an other-than-temporary impairment charge, as PCI securities are subject to our policy for evaluating investments for other-than-temporary impairment. Changes to undiscounted expected future cash flows due solely to the changes in the contractual benchmark interest rates on variable rate PCI securities will change the accretable yield prospectively. Significant increases in undiscounted expected future cash flows for reasons other than interest rate changes are recognized prospectively as adjustments to the accretable yield.

The following tables present information on our PCI securities, which are included in bonds available for sale:

(in millions)                                             At Date of Acquisition
-------------                                             ----------------------
Contractually required payments (principal and interest)          $3,635
Cash flows expected to be collected/*/                             2,975
Recorded investment in acquired securities                         2,044

* Represents undiscounted expected cash flows, including both principal and interest

                                                                   December 31,
                                                                   -------------
(in millions)                                                       2016   2015
-------------                                                      ------ ------
Outstanding principal balance                                      $1,831 $1,622
Amortized cost                                                      1,284  1,173
Fair value                                                          1,372  1,255

The following table presents activity for the accretable yield on PCI securities:

                                                                       Years Ended December 31,
                                                                       -----------------------
(in millions)                                                            2016         2015
-------------                                                          ------       ------
Balance, beginning of year                                              $636         $633
   Newly purchased PCI securities                                        122           73
   Accretion                                                             (87)         (86)
   Effect of changes in interest rate indices                              3          (21)
   Net reclassification from non-accretable difference, including
     effects of prepayments                                               76           37
                                                                        ----         ----
Balance, end of year                                                    $750         $636
                                                                        ====         ====

Pledged Investments

Secured Financing and Similar Arrangements

We enter into secured financing transactions whereby certain securities are sold under agreements to repurchase (repurchase agreements), in which we transfer securities in exchange for cash, with an agreement by us to repurchase the same or substantially similar securities. Our secured financing transactions also include those that involve the transfer of securities to financial institutions in exchange for cash (securities lending agreements). In all of these secured financing transactions, the securities transferred by us (pledged collateral) may be sold or repledged by the counterparties. These agreements are recorded at their contracted amounts plus accrued interest, other than those that are accounted for at fair value.

Pledged collateral levels are monitored daily and are generally maintained at an agreed-upon percentage of the fair value of the amounts borrowed during the life of the transactions. In the event of a decline in the fair value of the pledged collateral under these secured financing transactions, we may be required to transfer cash or additional

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

securities as pledged collateral under these agreements. At the termination of the transactions, we and our counterparties are obligated to return the amounts borrowed and the securities transferred, respectively.

The following table presents the fair value of securities pledged to counterparties under secured financing transactions, including repurchase and securities lending agreements:

                                                     December 31,
                                                     ------------
                  (in millions)                      2016   2015
                  -------------                      ----   ----
                     Securities available for sale   $ 68   $ --
                     Other securities                 106    103

Amounts borrowed under repurchase and securities lending agreements totaled $170 million and $101 million at December 31, 2016, and 2015, respectively.

The following table presents the fair value of securities pledged under our repurchase agreements by collateral type and by remaining contractual maturity:

                                      Remaining Contractual Maturity of the Agreements
                                      ------------------------------------------------
                                      Overnight                          Greater
December 31, 2016                        and         Up to 30            Than 90
(in millions)                         Continuous       days   31-90 days  days   Total
-----------------                     ----------     -------- ---------- ------- -----
Repurchase agreements:
   Other bond securities:
       Non U.S. government               $--           $--       $--       $ 3   $  3
       Corporate debt                     --            17        73        13    103
                                         ---           ---       ---       ---   ----
Total repurchase agreements               --            17        73        16    106
                                         ---           ---       ---       ---   ----
Securities lending agreements:
   Bonds available for sale:
       Corporate debt                     --            68        --        --     68
                                         ---           ---       ---       ---   ----
Total securities lending agreements       --            68        --        --     68
                                         ---           ---       ---       ---   ----
Total secured financing transactions     $--           $85       $73       $16   $174
                                         ===           ===       ===       ===   ====
December 31, 2015
Repurchase agreements:
   Other bond securities:
       Non U.S. government               $--           $--       $--         3      3
       Corporate debt                     --            --         4        96    100
                                         ---           ---       ---       ---   ----
Total repurchase agreements               --            --         4        99    103
                                         ---           ---       ---       ---   ----
Securities lending agreements:
   Bonds available for sale:
                                         ---           ---       ---       ---   ----
Total secured financing transactions     $--           $--       $ 4       $99   $103
                                         ===           ===       ===       ===   ====

Insurance - Statutory and Other Deposits

Total carrying values of cash and securities we deposited under requirements of regulatory authorities were $20 million and $14 million at December 31, 2016 and 2015, respectively.

Other Pledges

We are members of FHLBs and such membership requires the members to own stock in these FHLBs. We owned an aggregate of $10 million and $9 million of stock in FHLBs at December 31, 2016 and 2015, respectively. Pursuant to the membership terms, we have elected to pledge such stock to the FHLB. In addition, we have pledged securities with a fair value of $98 million and $168 million at December 31, 2016 and 2015, respectively, to provide adequate collateral for potential advances from the FHLBs.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5. LENDING ACTIVITIES

Mortgage and other loans receivable include commercial mortgages, residential mortgages, life insurance policy loans, commercial loans, and other loans and notes receivable. Commercial mortgages, residential mortgages, commercial loans, and other loans and notes receivable are carried at unpaid principal balances less allowance for credit losses and plus or minus adjustments for the accretion or amortization of discount or premium. Interest income on such loans is accrued as earned.

Direct costs of originating commercial mortgages, commercial loans, and other loans and notes receivable, net of nonrefundable points and fees, are deferred and included in the carrying amount of the related receivables. The amount deferred is amortized to income as an adjustment to earnings using the interest method. Premiums and discounts on purchased residential mortgages are also amortized to income as an adjustment to earnings using the interest method.

Life insurance policy loans are carried at unpaid principal balances. There is no allowance for policy loans because these loans serve to reduce the death benefit paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

The following table presents the composition of mortgages and other loans receivable:

                                                           December 31,
                                                          --------------
      (in millions)                                        2016    2015
      -------------                                       ------  ------
      Commercial mortgages*                               $2,407  $2,287
      Residential mortgages                                  270     176
      Life insurance policy loans                            197     204
      Commercial loans, other loans and notes receivable      90      88
                                                          ------  ------
      Total mortgage and other loans receivable            2,964   2,755
      Allowance for losses                                   (17)    (19)
                                                          ------  ------
      Mortgage and other loans receivable, net            $2,947  $2,736
                                                          ======  ======

* Commercial mortgages primarily represent loans for apartments, office and retail, with exposures in New York and California representing the largest geographic concentrations (27 percent and 15 percent, respectively, at December 31, 2016 and 26 percent and 14 percent, respectively, at December 31, 2015).

Nonperforming loans are generally those loans where payment of contractual principal or interest is more than 90 days past due. Nonperforming mortgages were not significant for all periods presented.

The following table presents the credit quality performance indicators for commercial mortgages:

                                    Number                       Class                                  Percent
                                      of   -------------------------------------------------              of
(dollars in millions)               Loans  Apartments Offices Retail Industrial Hotel Others Total/(c)/ Total $
---------------------               ------ ---------- ------- ------ ---------- ----- ------ ---------  -------
December 31, 2016
Credit Quality Indicator:
   In good standing                  204      $726     $673    $499     $167    $185   $126   $2,376       99%
   Restructured/(a)/                   3        --       15      --       --      16     --       31        1
   >90 days delinquent or in
                                     ---      ----     ----    ----     ----    ----   ----   ------      ---
Total/(b)/                           207      $726     $688    $499     $167    $201   $126   $2,407      100%
                                     ===      ====     ====    ====     ====    ====   ====   ======      ===
Allowance for losses                          $  4     $  6    $  4     $  1    $  1   $  1   $   17        1%
                                              ====     ====    ====     ====    ====   ====   ======      ===
December 31, 2015
Credit Quality Indicator:
   In good standing                  259      $523     $700    $504     $214    $167   $120   $2,228       98%
   Restructured/(a)/                   3        --       15      --       --      16     --       31        1
   90 days or less delinquent          1        --       --      --        6      --     --        6       --
       process of foreclosure          5        --       11      --       --      --     11       22        1
                                     ---      ----     ----    ----     ----    ----   ----   ------      ---
Total/(b)/                           268      $523     $726    $504     $220    $183   $131   $2,287      100%
                                     ===      ====     ====    ====     ====    ====   ====   ======      ===
Allowance for losses                          $  4     $  5    $  3     $  1    $  2   $  4   $   19        1%
                                              ====     ====    ====     ====    ====   ====   ======      ===

(a)Loans that have been modified in troubled debt restructurings and are performing according to their restructured terms. See discussion of troubled debt restructurings below.
(b)Does not reflect allowance for credit losses.
(c)100 percent of the commercial mortgages held at such respective dates were current as to payments of principal and interest. There were no significant amounts of nonperforming commercial mortgages (defined as those loans where payment of contractual principal or interest is more than 90 days past due) during any of the periods presented.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Mortgages held on certain properties that are owned by an affiliate, AIG Global Real Estate Investment Corporation, have been fully paid off as of December 31, 2016. We held mortgages with a carrying value of $14 million that were owned by AIG Global Real Estate Investment Corporation, as of December 31, 2015.

Methodology Used to Estimate the Allowance for Credit Losses

Mortgage and other loans receivable are considered impaired when collection of all amounts due under contractual terms is not probable. Impairment is measured using either i) the present value of expected future cash flows discounted at the loan's effective interest rate, ii) the loan's observable market price, if available, or iii) the fair value of the collateral if the loan is collateral dependent. Impairment of commercial mortgages is typically determined using the fair value of collateral while impairment of other loans is typically determined using the present value of cash flows or the loan's observable market price. An allowance is typically established for the difference between the impaired value of the loan and its current carrying amount. Additional allowance amounts are established for incurred but not specifically identified impairments, based on statistical models primarily driven by past due status, debt service coverage, loan-to-value ratio, property type and location, loan term, profile of the borrower and of the major property tenants, and loan seasoning. When all or a portion of a loan is deemed uncollectible, the uncollectible portion of the carrying amount of the loan is charged off against the allowance.

Interest income is not accrued when payment of contractual principal and interest is not expected. Any cash received on impaired loans is generally recorded as a reduction of the current carrying amount of the loan. Accrual of interest income is generally resumed when delinquent contractual principal and interest is repaid or when a portion of the delinquent contractual payments are made and the ongoing required contractual payments have been made for an appropriate period.

A significant majority of commercial mortgages in the portfolio are non-recourse loans and, accordingly, the only guarantees are for specific items that are exceptions to the non-recourse provisions. It is therefore extremely rare for us to have cause to enforce the provisions of a guarantee on a commercial real estate or mortgage loan.

The following table presents a rollforward of the changes in the allowance for credit losses on mortgage and other loans receivable:

                                                  2016                   2015                   2014
                                         ---------------------  ---------------------  ---------------------
Years Ended December 31,                 Commercial Other       Commercial Other       Commercial Other
(in millions)                            Mortgages  Loans Total Mortgages  Loans Total Mortgages  Loans Total
------------------------                 ---------- ----- ----- ---------- ----- ----- ---------- ----- -----
Allowance, beginning of year                $19      $--   $19     $19      $--   $19     $19      $ 5   $24
   Additions (reductions) to allowance       (1)      --    (1)      1       --     1      --       --    --
   Charge-offs, net of recoveries            (1)      --    (1)     (1)      --    (1)     --       (5)   (5)
                                            ---      ---   ---     ---      ---   ---     ---      ---   ---
Allowance, end of year                      $17      $--   $17     $19      $--   $19     $19      $--   $19
                                            ===      ===   ===     ===      ===   ===     ===      ===   ===

The following table presents information on mortgage loans individually assessed for credit losses:

                                                       Years Ended December 31,
                                                       -----------------------
          (in millions)                                2016     2015    2014
          -------------                                ----     ----    ----
          Impaired loans with valuation allowances     $ 3      $13     $13
          Impaired loans without valuation allowances   31       38      --
                                                       ---      ---     ---
             Total impaired loans                       34       51      13
          Valuation allowances on impaired loans        --       --      (6)
                                                       ---      ---     ---
             Impaired loans, net                       $34      $51     $ 7
                                                       ===      ===     ===
          Interest income on impaired loans            $ 2      $ 3     $ 1
                                                       ===      ===     ===

Troubled Debt Restructurings

We modify loans to optimize their returns and improve their collectability, among other things. When we undertake such a modification with a borrower that is experiencing financial difficulty and the modification involves us granting a concession to the troubled debtor, the modification is a troubled debt restructuring (TDR). We assess whether a borrower is experiencing financial difficulty based on a variety of factors, including the borrower's current default on any of its outstanding debt, the probability of a default on any of its debt in the foreseeable future without the modification, the insufficiency of the borrower's forecasted cash flows to service any of its outstanding debt (including both principal and interest), and the borrower's inability to access alternative third-party financing at an interest rate that would be

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

reflective of current market conditions for a non-troubled debtor. Concessions granted may include extended maturity dates, interest rate changes, principal or interest forgiveness, payment deferrals and easing of loan covenants.

Loans that had been modified in troubled debt restructurings during the twelve-month period ended December 31, 2016 have been fully paid off. For the twelve-month period ended December 31, 2015, loans with a carrying value of $6 million, were modified in troubled debt restructurings.

6. REINSURANCE

In the ordinary course of business, we utilize internal and third-party reinsurance relationships to manage insurance risks and to facilitate capital management strategies. Long-duration reinsurance is effected principally under yearly renewable term treaties. Pools of highly-rated third party reinsurers are utilized to manage net amounts at risk in excess of retention limits. In addition, we assume reinsurance from other insurance companies. We generally limit our exposure to loss on any single life to $10 million by ceding additional risks through reinsurance contracts with other insurers. On an exception basis, we can increase our exposure to loss on any single life up to $15 million. For employer group life business, we limit our exposure to $500 thousand on any coverage per policy. For employer group long-term disability, we reinsure risks in excess of $6 thousand of monthly disability income. For AIG Home Office Employee disability, we reinsure risks in excess of $10 thousand of monthly disability income.

Amounts recoverable from reinsurers are estimated in a manner consistent with the assumptions used for the underlying policy benefits and are presented as a component of reinsurance assets. The premiums with respect to these treaties are earned over the contract period in proportion to the protection provided.

The following table presents the effect of reinsurance on our premiums:

                                      Years Ended December 31,
                                      ---------------------
                    (in millions)       2016      2015   2014
                    -------------     -------    -----  -----
                    Direct premiums     $ 518    $ 589  $ 510
                    Assumed premiums       --        1      1
                    Ceded premiums       (178)    (162)  (167)
                                      -------    -----  -----
                    Net                 $ 340    $ 428  $ 344
                                      =======    =====  =====

Reinsurance recoveries, which reduced policyholder benefits, were approximately $148 million, $171 million and $141 million in 2016, 2015 and 2014, respectively.

The National Association of Insurance Commissioners (NAIC) Model Regulation "Valuation of Life Insurance Policies" (Regulation XXX) requires U.S. life insurers to establish additional statutory reserves for term life insurance policies with long-term premium guarantees.

We manage the capital impact of statutory reserve requirements under Regulation XXX through intercompany reinsurance transactions. Regulation XXX reserves related to a closed block of in-force business are ceded under a coinsurance/modified coinsurance agreement to an affiliated off-shore life insurer, AIG Life of Bermuda, Ltd. (AIGB). AIGB is licensed as a Class E insurer under Bermuda Law. Bermuda law permits AIGB to record an asset that effectively reduces the statutory reserves for the assumed reinsurance to the level that would be required under U.S. GAAP. Letters of credit are used to support the reserve credit for reinsurance covered by the AIGB agreement. The letters of credit are subject to reimbursement by AIG in the event of a drawdown. Under the agreement, AIGB reinsures a 90 percent quota share of our liability on virtually all individual level term policies we issued with issue dates on or after March 1, 2002. The agreement is unlimited in duration but was amended to terminate for new business issued on and after August 1, 2009. This agreement does not meet the criteria for reinsurance accounting under GAAP; therefore, deposit accounting is applied.

The agreement with AIGB also provides for an experience refund for all profits, less a reinsurance risk charge. The primary impact of the agreement on our results of operations in 2016, 2015 and 2014 was pre-tax expense of approximately $11 million, $10 million, and $12 million, respectively, which represented the risk charge and interest associated with the reinsurance agreement.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Reinsurance Security

Our third-party reinsurance arrangements do not relieve us from our direct obligations to our beneficiaries. Thus, a credit exposure exists with respect to reinsurance ceded to the extent that any reinsurer fails to meet the obligations assumed under any reinsurance agreement. We hold substantial collateral as security under related reinsurance agreements in the form of funds, securities, and/or letters of credit. We believe that no exposure to a single reinsurer represents an inappropriate concentration of credit risk to us. Gross reinsurance assets with our three largest reinsurers aggregated to approximately $162 million and $185 million at December 31, 2016 and 2015, respectively, of which approximately $149 million and $170 million at December 31, 2016 and 2015, respectively, was not secured by collateral.

7. DERIVATIVES AND HEDGE ACCOUNTING

We use derivatives and other financial instruments as part of our financial risk management programs and as part of our investment operations. Interest rate derivatives (such as interest rate swaps) are used to manage interest rate risk associated with embedded derivatives in insurance contract liabilities and with fixed maturity securities, as well as other interest rate sensitive assets and liabilities. Foreign exchange derivatives (principally foreign exchange swaps and forwards) are used to economically mitigate risk associated with non U.S. dollar denominated transactions, primarily investments.

We hedge our economic exposure to market risk related to variable annuity products with riders that guarantee a certain level of benefits. Our variable annuity hedging program is designed to offset certain changes in the economic value of these guarantee features, within established thresholds. The hedging program is designed to provide additional protection against large and combined movements in interest rates, equity prices, credit spreads and market volatility under multiple scenarios. In addition to risk-mitigating features in our variable annuity product design, and the use of certain fixed income securities with a fair value option election to manage interest rate and credit spread exposures, our variable annuity hedging program utilizes various derivative instruments, including but not limited to equity options, futures contracts, interest rate swaps and swaption contracts, as well as other hedging instruments. Our exchange-traded index futures contracts have no recorded fair value as they are cash settled daily. In addition to hedging activities, we also enter into derivative instruments as a part of our investment operations, which may include, among other things, purchases of investments with embedded derivatives, such as equity-linked notes and convertible bonds.

Interest rate, currency and equity swaps, swaptions, options and forward transactions are accounted for as derivatives, recorded on a trade-date basis and carried at fair value. Unrealized gains and losses are reflected in income, when appropriate. Aggregate asset or liability positions are netted on the Consolidated Balance Sheets only to the extent permitted by qualifying master netting arrangements in place with each respective counterparty. Cash collateral posted with counterparties in conjunction with transactions supported by qualifying master netting arrangements is reported as a reduction of the corresponding net derivative liability, while cash collateral received in conjunction with transactions supported by qualifying master netting arrangements is reported as a reduction of the corresponding net derivative asset.

We have elected to present all derivative receivables and derivative payables, and the related cash collateral received and paid, on a net basis on our Consolidated Balance Sheets when a legally enforceable ISDA Master Agreement exists between us and our derivative counterparty. An ISDA Master Agreement is an agreement governing multiple derivative transactions between two counterparties. The ISDA Master Agreement generally provides for the net settlement of all, or a specified group, of these derivative transactions, as well as transferred collateral, through a single payment, and in a single currency, as applicable. The net settlement provisions apply in the event of a default on, or affecting any, one derivative transaction or a termination event affecting all, or a specified group of, derivative transactions governed by the ISDA Master Agreement.

Derivatives, with the exception of embedded derivatives, are measured at fair value and presented within other assets and other liabilities in the Consolidated Balance Sheets. Embedded derivatives are generally presented with the host contract in the Consolidated Balance Sheets. A bifurcated embedded derivative is measured at fair value and accounted for in the same manner as a free standing derivative contract. The corresponding host contract is accounted for according to the accounting guidance applicable for that instrument. See Notes 3 and 11 for additional information

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

on our embedded derivatives, which are primarily related to guarantee features in variable annuity products, and include equity and interest rate components.

We believe our economic hedging instruments have been and remain economically effective, but for the most part they have not been designated as hedges receiving hedge accounting treatment. Changes in the fair value of derivatives not designated as hedges are reported within net realized capital gains and losses. Certain swaps associated with available-for-sale investments have been designated as fair value hedges. Changes in fair value hedges of available-for-sale securities are reported in net realized capital gains (losses) along with changes in the hedged item.

The following table presents the notional amounts and the fair value of derivative assets and liabilities, excluding embedded derivatives:

                                                               December 31, 2016                 December 31, 2015
                                                         --------------------------------  --------------------------------
                                                         Gross Derivative Gross Derivative Gross Derivative Gross Derivative
                                                             Assets        Liabilities         Assets        Liabilities
                                                         ---------------  ---------------  ---------------  ---------------
                                                         Notional  Fair   Notional  Fair   Notional  Fair   Notional  Fair
(in millions)                                             Amount   Value   Amount   Value   Amount   Value   Amount   Value
-------------                                            --------  -----  --------  -----  --------  -----  --------  -----
Derivatives designated as hedging instruments:/(a)/
   Interest rate contracts                                $   --   $ --    $   55   $ --    $   26   $ --    $  162   $ --
   Foreign exchange contracts                                295     23        54      6       159      9    $   22      5
Derivatives not designated as hedging instruments:/(a)/
   Interest rate contracts                                 2,373     57     1,030     54     1,988     49     1,242     10
   Foreign exchange contracts                                266     13        19     --       171      4        13     --
   Equity contracts                                          515      5       329     --       260      1       323     --
   Other contracts/(b)/                                    2,539      3     1,852     --     4,391      2        --     --
                                                          ------   ----    ------   ----    ------   ----    ------   ----
Total derivatives, gross                                  $5,988    101    $3,339     60    $6,995     65    $1,762     15
                                                          ------   ----    ------   ----    ------   ----    ------   ----
Counterparty netting/(c)/                                           (60)             (60)             (15)             (15)
Cash collateral/(d)/                                                 --               --              (19)              --
                                                                   ----             ----             ----             ----
Total derivatives included in Other Assets and Other
  Liabilities, respectively/(e)/                                   $ 41             $ --             $ 31             $ --
                                                                   ====             ====             ====             ====

(a)Fair value amounts are shown before the effects of counterparty netting adjustments and offsetting cash collateral.
(b)Consists primarily of stable value wrap contacts with multiple underlying exposures.
(c)Represents netting of derivative exposures covered by a qualifying master netting agreement.
(d)Represents cash collateral posted and received that is eligible for netting.
(e)Excludes embedded derivatives. Fair value of assets related to bifurcated embedded derivatives was zero at both December 31, 2016 and 2015. Fair value of liabilities related to bifurcated embedded derivatives was $178 million and $103 million, respectively, at December 31, 2016 and 2015.

The following table presents the changes in the fair value of derivative instruments and the classification of these changes in the Consolidated Statements of Income:

                                                                Years Ended December 31,
                                                                -----------------------
(in millions)                                                   2016     2015    2014
-------------                                                   ----     ----    ----
Derivative instruments in fair value hedging relationships:/*/
   Foreign exchange contracts                                   $ (2)    $ 3     $ --
                                                                 ----    ---      ----
Total                                                           $ (2)    $ 3     $ --
                                                                 ====    ===      ====
by derivative type:
   Interest rate contracts                                      $(16)    $21     $ 63
   Foreign exchange contracts                                     27      11        5
   Equity contracts                                              (54)     (5)     (16)
   Other contracts                                                11      10        6
   Embedded derivatives                                          (25)     (9)     (40)
                                                                 ----    ---      ----
Total                                                           $(57)    $28     $ 18
                                                                 ====    ===      ====
By classification:
   Policy fees                                                  $ 11     $10     $ --
   Net investment income                                          --      --        6
   Net realized capital gains (losses)                           (70)     21       12
                                                                 ----    ---      ----
Total                                                           $(59)    $31     $ 18
                                                                 ====    ===      ====

* The amounts presented do not include periodic net coupon settlements of derivative contract or coupon income (expense) related to the hedged item.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

8. DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENTS

Deferred Policy Acquisition Costs

Deferred policy acquisition costs (DAC) represent those costs that are incremental and directly related to the successful acquisition of new or renewal of existing insurance contracts. We defer incremental costs that result directly from, and are essential to, the acquisition or renewal of an insurance contract. Such deferred policy acquisition costs generally include agent or broker commissions and bonuses, premium taxes, and medical and inspection fees that would not have been incurred if the insurance contract had not been acquired or renewed. Each cost is analyzed to assess whether it is fully deferrable. We partially defer costs, including certain commissions, when we do not believe that the entire cost is directly related to the acquisition or renewal of insurance contracts.

We also defer a portion of employee total compensation and payroll-related fringe benefits directly related to time spent performing specific acquisition or renewal activities including costs associated with the time spent on underwriting, policy issuance and processing, and sales force contract selling. The amounts deferred are derived based on successful efforts for each distribution channel and/or cost center from which the cost originates.

Short-duration insurance contracts: Policy acquisition costs are deferred and amortized over the period in which the related premiums written are earned, generally 12 months. DAC is grouped consistent with the manner in which the insurance contracts are acquired, serviced and measured for profitability and is reviewed for recoverability based on the profitability of the underlying insurance contracts. Investment income is anticipated in assessing the recoverability of DAC. We assess the recoverability of DAC on an annual basis or more frequently if circumstances indicate an impairment may have occurred. This assessment is performed by comparing recorded net unearned premiums and anticipated investment income on in-force business to the sum of expected losses, loss adjustment expenses incurred, unamortized DAC and maintenance costs. If the sum of these costs exceeds the amount of recorded net unearned premiums and anticipated investment income, the excess is recognized as an offset against the asset established for DAC. This offset is referred to as a premium deficiency charge. Increases in expected losses and loss adjustment expenses incurred can have a significant impact on the likelihood and amount of a premium deficiency charge.

Long-duration insurance contracts: Policy acquisition costs for participating life, traditional life and accident and health insurance products are generally deferred and amortized, with interest, over the premium paying period. The assumptions used to calculate the benefit liabilities and DAC for these traditional products are set when a policy is issued and do not change with changes in actual experience, unless a loss recognition event occurs. These "locked-in" assumptions include mortality, morbidity, persistency, maintenance expenses and investment returns, and include margins for adverse deviation to reflect uncertainty given that actual experience might deviate from these assumptions. Loss recognition occurs when there is a shortfall between the carrying amount of future policy benefit liabilities, net of DAC, and what the future policy benefit liabilities, net of DAC, would be when applying updated current assumptions. When we determine that a loss recognition event has occurred, we first reduce any DAC related to that block of business through amortization of acquisition expense, and after DAC is depleted, we record additional liabilities through a charge to policyholder benefits. Groupings for loss recognition testing are consistent with our manner of acquiring, servicing and measuring the profitability of the business and applied by product groupings. We perform separate loss recognition tests for traditional life products, payout annuities and long-term care products. Once loss recognition has been recorded for a block of business, the old assumption set is replaced and the assumption set used for the loss recognition would then be subject to the lock-in principle.

Investment-oriented contracts: Policy acquisition costs and policy issuance costs related to universal life and investment-type products (collectively, investment-oriented products) are deferred and amortized, with interest, in relation to the incidence of estimated gross profits to be realized over the estimated lives of the contracts. Estimated gross profits include net investment income and spreads, net realized capital gains and losses, fees, surrender charges, expenses, and mortality gains and losses. In each reporting period, current period amortization expense is adjusted to reflect actual gross profits. If estimated gross profits change significantly, DAC is recalculated using the new assumptions, and any resulting adjustment is included in income. If the new assumptions indicate that future estimated gross profits are higher than previously estimated, DAC will be increased resulting in a decrease in amortization expense and increase in income in the current period; if future estimated gross profits are lower than previously estimated, DAC will be decreased resulting in an increase in amortization expense and decrease in income in the

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

current period. Updating such assumptions may result in acceleration of amortization in some products and deceleration of amortization in other products. DAC is grouped consistent with the manner in which the insurance contracts are acquired, serviced and measured for profitability and is reviewed for recoverability based on the current and projected future profitability of the underlying insurance contracts.

To estimate future estimated gross profits for variable annuity products, a long-term annual asset growth assumption is applied to determine the future growth in assets and related asset-based fees. In determining the asset growth rate, the effect of short-term fluctuations in the equity markets is partially mitigated through the use of a "reversion to the mean" methodology whereby short-term asset growth above or below long-term annual rate assumptions impact the growth assumption applied to the five-year period subsequent to the current balance sheet date. The reversion to the mean methodology allows us to maintain our long-term growth assumptions, while also giving consideration to the effect of actual investment performance. When actual performance significantly deviates from the annual long-term growth assumption, as evidenced by growth assumptions in the five-year reversion to the mean period falling below a certain rate (floor) or above a certain rate (cap) for a sustained period, judgment may be applied to revise or "unlock" the growth rate assumptions to be used for both the five-year reversion to the mean period as well as the long-term annual growth assumption applied to subsequent periods.

Shadow DAC and Shadow Loss Recognition: DAC related to investment-oriented products is also adjusted to reflect the effect of unrealized gains or losses on fixed maturity and equity securities available for sale on estimated gross profits, with related changes recognized through other comprehensive income (shadow DAC). The adjustment is made at each balance sheet date, as if the securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. Similarly, for long-duration traditional insurance contracts, if the assets supporting the liabilities maintain a temporary net unrealized gain position at the balance sheet date, loss recognition testing assumptions are updated to exclude such gains from future cash flows by reflecting the impact of reinvestment rates on future yields. If a future loss is anticipated under this basis, any additional shortfall indicated by loss recognition tests is recognized as a reduction in accumulated other comprehensive income (shadow loss recognition). Similar to other loss recognition on long-duration insurance contracts, such shortfall is first reflected as a reduction in DAC and secondly as an increase in liabilities for future policy benefits. The change in these adjustments, net of tax, is included with the change in net unrealized appreciation of investments that is credited or charged directly to other comprehensive income.

Internal Replacements of Long-duration and Investment-oriented Products: For some products, policyholders can elect to modify product benefits, features, rights or coverages by exchanging a contract for a new contract or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. If the modification does not substantially change the contract, we do not change the accounting and amortization of existing DAC and related actuarial balances. If an internal replacement represents a substantial change, the original contract is considered to be extinguished and any related DAC or other policy balances are charged or credited to income, and any new deferrable costs associated with the replacement contract are deferred.

The following table presents a rollforward of DAC:

                                                                             Years Ended December 31,
                                                                             -----------------------
(in millions)                                                                2016     2015    2014
-------------                                                                ----     ----    ----
Balance, beginning of year                                                   $500     $334    $378
   Acquisition costs deferred                                                  64       67      74
   Accretion of interest/amortization                                         (90)     (78)    (89)
   Effect of unlocking assumptions used in estimating future gross profits     84       26      13
   Effect of realized gains/loss on securities                                 34        7       4
   Effect of unrealized gains/loss on securities                              (22)     144     (55)
   Other                                                                       --       --       9
                                                                              ----     ----    ----
Balance, end of year                                                         $570     $500    $334
                                                                              ====     ====    ====

Deferred Sales Inducements

We offer sales inducements, which include enhanced crediting rates or bonus payments to contract holders (bonus interest) on certain annuity and investment contract products. Sales inducements provided to the contract holder are

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

recognized in policyholder contract deposits in the Consolidated Balance Sheets. Such amounts are deferred and amortized over the life of the contract using the same methodology and assumptions used to amortize DAC. To qualify for such accounting treatment, the bonus interest must be explicitly identified in the contract at inception. We must also demonstrate that such amounts are incremental to amounts we credit on similar contracts without bonus interest, and are higher than the contract's expected ongoing crediting rates for periods after the bonus period. The amortization expense associated with these assets is reported within interest credited to policyholder account balances in the Consolidated Statements of Income.

The following table presents a rollforward of deferred sales inducements:

                                                                             Years Ended December 31,
                                                                             -----------------------
(in millions)                                                                 2016     2015    2014
-------------                                                                ------   ------   ----
Balance, beginning of year                                                     $ 59     $ 18   $ 23
   Acquisition costs deferred                                                     2        2      5
   Accretion of interest/amortization                                           (19)     (19)   (20)
   Effect of unlocking assumptions used in estimating future gross profits       21       12     19
   Effect of realized gains/loss on securities                                    1        1     (1)
   Effect of unrealized gains/loss on securities                                  4       45     (8)
                                                                             ------   ------   ----
Balance, end of year                                                           $ 68     $ 59   $ 18
                                                                             ======   ======   ====

DAC and deferred sales inducements for insurance-oriented and investment-oriented products are reviewed for recoverability, which involves estimating the future profitability of current business. This review involves significant management judgment. If actual future profitability is substantially lower than estimated, our DAC and deferred sales inducements may be subject to an impairment charge and our results of operations could be significantly affected in future periods.

9. VARIABLE INTEREST ENTITIES

A variable interest entity (VIE) is a legal entity that does not have sufficient equity at risk to finance its activities without additional subordinated financial support or is structured such that equity investors lack the ability to make significant decisions relating to the entity's operations through voting rights or do not substantively participate in the gains and losses of the entity. Consolidation of a VIE by its primary beneficiary is not based on majority voting interest, but is based on other criteria discussed below.

We enter into various arrangements with VIEs in the normal course of business and consolidate the VIEs when we determine we are the primary beneficiary. This analysis includes a review of the VIE's capital structure, related contractual relationships and terms, nature of the VIE's operations and purpose, nature of the VIE's interests issued and our involvement with the entity. When assessing the need to consolidate a VIE, we evaluate the design of the VIE as well as the related risks the entity was designed to expose the variable interest holders to.

The primary beneficiary is the entity that has both (1) the power to direct the activities of the VIE that most significantly affect the entity's economic performance and (2) the obligation to absorb losses or the right to receive benefits that could be potentially significant to the VIE. While also considering these factors, the consolidation conclusion depends on the breadth of our decision-making ability and our ability to influence activities that significantly affect the economic performance of the VIE.

We calculate our maximum exposure to loss to be the amount invested in the debt or equity of the VIE and other commitments to the VIE.

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table presents total assets of unconsolidated VIEs in which we hold a variable interest, as well as our maximum exposure to loss associated with these VIEs:

                                                               Maximum Exposure to Loss
                                                             ----------------------------
                                                   Total VIE On-Balance Off-Balance
(in millions)                                       Assets   Sheet/(a)/    Sheet    Total
-------------                                      --------- ---------- ----------- -----
December 31, 2016
   Real estate and investment entities/(b) (c) /    $37,739     $630       $246     $876
December 31, 2015
   Real estate and investment entities/(c) /        $ 1,404     $166       $  5     $171

(a)At December 31, 2016 and 2015, $630 million and $166 million, respectively, of our total unconsolidated VIE assets were recorded as other invested assets.
(b)As discussed in Note 2, on January 1, 2016, we adopted accounting guidance that resulted in an increase in the number of our investment entities classified as VIEs.
(c)Comprised primarily of hedge funds and private equity funds.

Real Estate and Investment Entities

We participate as a passive investor in the equity issued by certain third party-managed hedge and private equity funds, and certain real estate entities that are VIEs managed by AIG Asset Management (US), LLC (AIG Investments), an affiliate. We are typically not involved in the design or establishment of these VIEs, nor do we actively participate in the management of the VIEs.

RMBS, CMBS, Other ABS and CDOs

We are passive investors in RMBS, CMBS, other ABS and CDOs, the majority of which are issued by domestic special purpose entities. We generally do not sponsor or transfer assets to, or act as the servicer to these asset backed structures, and were not involved in the design of these entities.

Our maximum exposure in these types of structures is limited to our investment in securities issued by these entities. Based on the nature of our investments and our passive involvement in these types of structures, we have determined that we are not the primary beneficiary of these entities. We have not included these entities in the tables above; however, the fair values of our investments in these structures are reported in Note 3 and Note 4.

10. INSURANCE LIABILITIES

Future Policy Benefits

Future policy benefits primarily include reserves for traditional life and annuity payout contracts, which represent an estimate of the present value of future benefits less the present value of future net premiums. Included in future policy benefits are liabilities for annuities issued in structured settlement arrangements whereby a claimant has agreed to settle a general insurance claim in exchange for fixed payments over a fixed determinable period of time with a life contingency feature.

Future policy benefits also include certain guaranteed benefits of variable annuity products that are not considered embedded derivatives, primarily guaranteed minimum death benefits. See Note 11 for additional information on guaranteed minimum death benefits.

The liability for long-duration future policy benefits has been established including assumptions for interest rates which vary by year of issuance and product, and range from approximately 1.0 percent to 14.5 percent. Mortality and surrender rate assumptions are generally based on actual experience when the liability is established.

For long duration traditional business, a "lock-in" principle applies. The assumptions used to calculate the benefit liabilities and DAC are set when a policy is issued and do not change with changes in actual experience, unless a loss

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

recognition event occurs. The assumptions include mortality, morbidity, persistency, maintenance expenses, and investment returns. These assumptions are typically consistent with pricing inputs. These assumptions include margins for adverse deviation principally for key assumptions such as mortality and interest rates used to discount cash flows, to reflect uncertainty given that actual experience might deviate from these assumptions. Establishing margins at contract inception requires management judgment. The extent of the margin for adverse deviation may vary depending on the uncertainty of the cash flows, which is affected by the volatility of the business and the extent of our experience with the product.

Loss recognition occurs if observed changes in actual experience or estimates result in projected future losses under loss recognition testing. To determine whether loss recognition exists, we determine whether a future loss is expected based on updated current assumptions. If loss recognition exists, we recognize the loss by first reducing DAC through amortization expense, and, if DAC is depleted, record additional liabilities through a charge to policyholder benefit expense. See Note 8 for additional information on loss recognition.

In 2016, we recorded loss recognition expense of $198 million, which reflected the establishment of additional reserves primarily as a result of mortality experience studies that indicated increased longevity, particularly on injured lives in a block of structured settlements underwritten prior to 2010. No loss recognition was recorded in 2015. Sales of investment securities in connection with a program to utilize capital loss carryforwards, as well as other investment sales with subsequent reinvestment at lower yields, triggered loss recognition expense primarily on certain long-term payout annuity contracts of $8 million in 2014.

Policyholder Contract Deposits

The liability for policyholder contract deposits is primarily recorded at accumulated value (deposits received and net transfers from separate accounts, plus accrued interest credited at rates ranging from 0.2 percent to 9.0 percent at December 31, 2016, less withdrawals and assessed fees). Deposits collected on investment-oriented products are not reflected as revenues, because they are recorded directly to policyholder contract deposits upon receipt. Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenues.

In addition to liabilities for universal life, fixed annuities, fixed options within variable annuities, annuities without life contingencies, funding agreements and GICs, policyholder contract deposits also include our liability for (a) certain guaranteed benefits and indexed features accounted for as embedded derivatives at fair value and (b) annuities issued in a structured settlement arrangement with no life contingency. See Note 3 for discussion of the fair value measurement of embedded policy derivatives and Note 11 for additional discussions of guaranteed benefits accounted for as embedded derivatives.

For universal life policies with secondary guarantees, we recognize certain liabilities in addition to policyholder account balances. For universal life policies with secondary guarantees, as well as other universal life policies for which profits followed by losses are expected at contract inception, a liability is recognized based on a benefit ratio of (a) the present value of total expected payments, in excess of the account value, over the life of the contract, divided by (b) the present value of total expected assessments over the life of the contract. For universal life policies without secondary guarantees, for which profits followed by losses are first expected after contract inception, we establish a liability, in addition to policyholder account balances, so that expected future losses are recognized in proportion to the emergence of profits in the earlier (profitable) years. Universal life account balances as well as these additional liabilities related to universal life products are reported within policyholder contract deposits in the Consolidated Balance Sheets.

Under a funding agreement-backed notes issuance program, an unaffiliated, non-consolidated statutory trust issues medium-term notes to investors, which are secured by GICs we issued to the trust.

Policy Claims and Benefits Payable

Policy claims and benefits payable include amounts representing: (i) the actual in-force amounts for reported life claims and an estimate of incurred but not reported (IBNR) claims; and (ii) an estimate, based upon prior experience, for

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

accident and health reported and IBNR losses. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated and any adjustments are reflected in current period income.

We are now taking enhanced measures to, among other things, routinely match policyholder records with the Social Security Administration Death Master File (SSDMF) to determine if insured parties, annuitants, or retained account holders have died and to locate beneficiaries when a claim is payable. If the beneficiary/account owner does not make contact with us within 120 days, we will conduct a "Thorough Search" to locate the beneficiary/account owner. A "Thorough Search" includes at least three attempts in writing to contact the beneficiary and if unsuccessful, at least one contact attempt using a phone number and/or email address in our records.

Other Policyholder Funds

Other policyholder funds include unearned revenue reserves (URR). URR consist of front-end loads on investment-oriented contracts, representing those policy loads that are non-level and typically higher in initial policy years than in later policy years. URR for investment-oriented contracts are generally deferred and amortized, with interest, in relation to the incidence of estimated gross profit to be realized over the estimated lives of the contracts and are subject to the same adjustments due to changes in the assumptions underlying EGPs as DAC. Amortization of URR is recorded in policy fees.

Other policyholder funds also include provisions for future dividends to participating policyholders, accrued in accordance with all applicable regulatory or contractual provisions. Participating policyholders are the policyholders who share in our earnings based on provisions within the policy contract. These dividends are declared annually by our Board of Directors and may be paid in cash, or they may be applied to reduce future premiums or purchase additional benefits, or they may be left to accumulate with interest until a later date. In addition, certain participating whole life insurance contracts are subject to unique participating policyholder dividend requirements that are imposed by state law. As such, we established an additional liability because it is required by statute to return 90 percent of the profits from the contracts to the policyholders in the form of policyholder dividends which will be paid in the future but are not yet payable. The profits used in the liability calculation consist of discrete components for operating income, realized gains and losses and unrealized gains and losses pertaining to the policies and the assets supporting them. The impact of the unrealized gains and losses component is recorded through other comprehensive income.

Participating life business represented approximately 13 percent of the gross insurance in force at December 31, 2016 and 6 percent of gross premiums in 2016. Policyholder dividends were $1 million in 2016 and $2 million in both 2015 and 2014, and are included in policyholder benefits in the Consolidated Statements of Income.

Certain products are subject to experience adjustments. These include group life and group medical products, credit life contracts, accident and health insurance contracts/riders attached to life policies and, to a limited extent, reinsurance agreements with other direct insurers. Ultimate premiums from these contracts are estimated and recognized as revenue with the unearned portions of the premiums recorded as liabilities in other policyholder funds. Experience adjustments vary according to the type of contract and the territory in which the policy is in force and are subject to local regulatory guidance.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Accident and Health Reserves

The following table presents the activity in the liability for unpaid claims and claim adjustment expenses relating to our accident and health business, which is reported in future policy benefits and policy claims and benefits payable:

                                                                                   Years Ended December 31,
                                                                                   -----------------------
(in millions)                                                                      2016     2015    2014
-------------                                                                      ----     ----    ----
Liability for unpaid claims and claims adjustment expenses, beginning of year      $500     $557    $623
Reinsurance recoverable                                                             (63)     (72)    (81)
                                                                                    ----     ----    ----
Net liability for unpaid claims and claims adjustment expenses, beginning of year   437      485     542
                                                                                    ----     ----    ----
Claims and claims adjustment expenses incurred:
   Current year                                                                      93      110     111
   Prior years                                                                       39      (26)    (23)
                                                                                    ----     ----    ----
Total                                                                               132       84      88
                                                                                    ----     ----    ----
Claims and claims adjustment expenses paid:
   Current year                                                                      16       26      22
   Prior years                                                                      109      106     123
                                                                                    ----     ----    ----
Total                                                                               125      132     145
                                                                                    ----     ----    ----
Balance, end of year:
   Net liability for unpaid claims and claims adjustment expenses                   444      437     485
   Reinsurance recoverable                                                           50       63      72
                                                                                    ----     ----    ----
Total                                                                              $494     $500    $557
                                                                                    ====     ====    ====

The liability for unpaid claims and claim adjustment expenses relating to our accident and health business is based on estimated amount payable on claims reported prior to the date of the balance sheets, which have not yet been settled, claims reported subsequent to the balance sheets, which have been incurred during the period ended, and an estimate (based on past experience) of incurred but unreported claims relating to such periods.

The following table presents the reconciliation of the net incurred and paid claims development tables to the liability for unpaid claims and claims adjustment expenses in the Consolidated Balance Sheets for the years ended December 31, 2016 and 2015:

                                                                         December 31,
                                                                         ------------
                                                                         2016   2015
                                                                         ----   ----
Net liability for unpaid claims and claims adjustment expenses           $456   $450
Reinsurance recoverable on unpaid claims and claims adjustment expenses    52     59
                                                                          ----  ----
Gross liability for unpaid claims and claims adjustment expenses         $508   $509
                                                                          ====  ====

Accident and health products include both group and individual policies. Group insurance products include accidental death and dismemberment (AD&D), dental, excess major medical, vision and disability coverage. The individual insurance products include major medical only. Individual long term care is excluded.

In determining the loss development from prior accident years, we consider and evaluate inputs from many sources, including actual claims data, the performance of prior reserve estimates, observed industry trends, our internal peer review processes (including challenges and recommendations from our Enterprise Risk Management group) as well as the views of third party actuarial firms. We use these inputs to improve our evaluation techniques, and to analyze and assess the change in estimated ultimate loss for each accident year by class of business. Our analyses produce a range of indications from various methods, from which we select our best estimate.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following tables present undiscounted, incurred and paid claims and allocated claims adjustment expenses by accident year, on a net basis after reinsurance, for up to 10 years:

Incurred Claims and Allocated Claim Adjustment Expenses, undiscounted and Net of Reinsurance

                                     Years Ended & December 31, (in millions)
         ------------------------------------------------------------------------------------------------
                                                                                                           Total of
                                                                                                             IBNR
                                                                                                          Liabilities
                                                                                                             Plus
                                                                                                           Expected
                                                                                                          Development Cumulative
                                                                                                              on      Number of
Accident                                                                                                   Reported    Reported
Year       2007      2008      2009      2010      2011      2012      2013      2014      2015     2016    Claims      Claims
-------- --------- --------- --------- --------- --------- --------- --------- --------- --------- ------ ----------- ----------
         unaudited unaudited unaudited unaudited unaudited unaudited unaudited unaudited unaudited
 2007      $148      $198      $184      $186      $180      $182      $177      $178      $181    $  182     --           1
 2008                 144       173       171       174       163       166       163       163       164     --           1
 2009                           121       155       159       155       153       158       151       150     --           1
 2010                                     128       158       156       152       145       144       140     --           1
 2011                                               123       163       157       148       142       145     --           1
 2012                                                         147       181       172       160       158     --           1
 2013                                                                   141       177       169       167     --           1
 2014                                                                              95       119       123     --           1
 2015                                                                                        88       116      4           1
 2016                                                                                                  88     46          --
                                                                                                   ------
 Total                                                                                             $1,433
                                                                                                   ======

Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of
Reinsurance

                                           Years Ended & December 31, (in millions)
               ------------------------------------------------------------------------------------------------
Accident Year    2007      2008      2009      2010      2011      2012      2013      2014      2015     2016
-------------  --------- --------- --------- --------- --------- --------- --------- --------- --------- ------
               unaudited unaudited unaudited unaudited unaudited unaudited unaudited unaudited unaudited
   2007           $79      $123      $138      $146      $153      $158      $162      $165      $168    $  170
   2008                      69       106       120       130       136       141       145       148       150
   2009                                59        94       109       118       123       128       132       135
   2010                                          55        93       108       114       120       123       126
   2011                                                    60        96       106       113       118       122
   2012                                                              58        95       109       118       124
   2013                                                                        74       106       119       127
   2014                                                                                  47        75        86
   2015                                                                                            41        68
   2016                                                                                                      38
                                                                                                         ------
   Total                                                                                                 $1,146
                                                                                                         ======

11. VARIABLE LIFE AND ANNUITY CONTRACTS

We report variable contracts within the separate accounts when investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder and the separate account meets additional accounting criteria to qualify for separate account treatment. The assets supporting the variable portion of variable annuity and variable universal life contracts that qualify for separate account treatment are carried at fair value and reported as separate account assets, with an equivalent summary total reported as separate account liabilities.

Policy values for variable products and investment contracts are expressed in terms of investment units. Each unit is linked to an asset portfolio. The value of a unit increases or decreases based on the value of the linked asset portfolio. The current liability at any time is the sum of the current unit value of all investment units in the separate accounts, plus any liabilities for guaranteed minimum death benefits or guaranteed minimum withdrawal benefits included in future policy benefits or policyholder contract deposits, respectively.

Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenue. Net investment income, net investment gains and losses, changes in fair value of assets, and policyholder account

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

deposits and withdrawals related to separate accounts are excluded from the Consolidated Statements of Income, Comprehensive Income (Loss) and Cash Flows.

Variable annuity contracts may include certain contractually guaranteed benefits to the contract holder. These guaranteed features include guaranteed minimum death benefits (GMDB) that are payable in the event of death, and living benefits that are payable in the event of annuitization, or in other instances at specified dates during the accumulation period. Living benefits include guaranteed minimum withdrawal benefits (GMWB). A variable annuity contract may include more than one type of guaranteed benefit feature; for example, it may have both a GMDB and a GMWB. However, a policyholder can only receive payout from one guaranteed feature on a contract containing a death benefit and a living benefit, because the features are mutually exclusive, so the exposure to the guaranteed amount for each feature is independent of the exposure from other features (except a surviving spouse who has a rider to potentially collect both a GMDB upon their spouse's death and a GMWB during their lifetime). A policyholder cannot purchase more than one living benefit on one contract. The net amount at risk for each feature is calculated irrespective of the existence of other features, and as a result the net amount at risk for each feature is not additive to that of other features.

Account balances of variable annuity contracts with guarantees were invested in separate account investment options as follows:

                                           December 31,
                                           -------------
                       (in millions)        2016   2015
                       -------------       ------ ------
                       Equity funds        $  920 $  603
                       Bond funds             217    184
                       Balanced funds       1,534  1,482
                       Money market funds      15     11
                                           ------ ------
                       Total               $2,686 $2,280
                                           ====== ======

GMDB

Depending on the contract, the GMDB feature may provide a death benefit of either (a) total deposits made to the contract less any partial withdrawals plus a minimum return (and in rare instances, no minimum return) or (b) the highest contract value attained, typically on any anniversary date minus any subsequent withdrawals following the contract anniversary.

The liabilities for GMDB, which are recorded in future policyholder benefits, represent the expected value of benefits in excess of the projected account value, with the excess recognized ratably over the accumulation period based on total expected assessments, through policyholder benefits. The net amount at risk for GMDB represents the amount of benefits in excess of account value if death claims were filed on all contracts on the balance sheet date.

The following table presents details concerning our GMDB exposures, by benefit type:

                                                December 31, 2016             December 31, 2015
                                          ----------------------------- -----------------------------
                                           Net Deposits     Highest      Net Deposits     Highest
                                          Plus a Minimum Contract Value Plus a Minimum Contract Value
(dollars in millions)                         Return        Attained        Return        Attained
---------------------                     -------------- -------------- -------------- --------------
Account value                                $  2,129        $1,127        $  1,798        $1,076
Net amount at risk                                 32            39              51            60
Average attained age of contract holders           64            66              65            67
Range of guaranteed minimum return rates      0% - 4%                       0% - 4%

The following table presents a rollforward of the GMDB liabilities related to variable annuity contracts:

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

                                                 Years Ended December 31,
                                                 ------------------------
                (in millions)                    2016     2015    2014
                -------------                    ----     ----    ----
                Balance, beginning of year       $14      $10       8
                   Reserve (decrease) increase    (1)       5       2
                   Benefits paid                  (1)      (1)     --
                                                 ---      ---      --
                Balance, end of year             $12      $14      10
                                                 ===      ===      ==

Assumptions used to determine the GMDB liability include interest rates, which vary by year of issuance and products; mortality rates, which are based upon actual experience modified to allow for variations in policy form; lapse rates, which are based upon actual experience modified to allow for variations in policy form; investment returns, using assumptions from a randomly generated model; and asset growth assumptions, which include a reversion to the mean methodology, similar to that applied for DAC.

We regularly evaluate estimates used to determine the GMDB liability and adjust the liability balance, with a related charge or credit to policyholder benefits, if actual experience or other evidence suggests that earlier assumptions should be revised.

GMWB

Certain guaranteed benefit and equity index features, which are recorded in policyholder contract deposits, are bifurcated from the host contract and accounted for separately as embedded policy derivatives at fair value, with changes in fair value recognized in net realized capital gains (losses). These include GMWB as well as index annuities and indexed universal life contracts, which offer a guaranteed minimum interest rate plus a contingent return based on some internal or external equity index.

Certain of our variable annuity contracts contain optional GMWB benefits. With a GMWB, the contract holder can monetize the excess of the guaranteed amount over the account value of the contract only through a series of withdrawals that do not exceed a specific percentage per year of the guaranteed amount. If, after the series of withdrawals, the account value is exhausted, the contract holder will receive a series of annuity payments equal to the remaining guaranteed amount, and, for lifetime GMWB products, the annuity payments continue as long as the covered person(s) is living.

The fair value of these embedded policy derivatives was a net liability of $117 million and $72 million at December 31, 2016 and 2015, respectively. We had account values subject to GMWB that totaled $2.8 billion and $2.4 billion at December 31, 2016 and 2015, respectively. The net amount at risk for GMWB represents the present value of minimum guaranteed withdrawal payments, in accordance with contract terms, in excess of account value, assuming no lapses. The net amount at risk related to the GMWB guarantees was $54 million and $31 million at December 31, 2016 and 2015, respectively. We use derivative instruments and other financial instruments to mitigate a portion of our exposure that arises from GMWB benefits.

12. DEBT

Notes payable are carried at the principal amount borrowed, including unamortized discounts and fair value adjustments, when applicable.

FHLB Borrowings

Membership with the FHLB provides us with collateralized borrowing opportunities, primarily as an additional source of contingent liquidity, or for other uses deemed appropriate by management. The purpose of our FHLB Advance Facility operational plan is to effectively utilize the FHLB facility to manage short-term cash management and/or liquidity needs. Pursuant to the plan, we may periodically obtain cash advances on a same-day basis, up to an internally approved limit. To provide adequate collateral for potential advances under the Advance Facility, we pledge securities to the FHLB. The fair value of all collateral pledged to secure advances from the FHLB included the value of our pledged FHLB

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

common stock. Upon any event of default, the FHLB's recovery would generally be limited to the amount of our liability under advances borrowed.

At both December 31, 2016 and 2015, we had outstanding borrowings from FHLB of $2 million. The outstanding FHLB borrowings at December 31, 2016 mature at various date through 2017 and have stated interest of 1.15 percent.

Intercompany Loan Facility

On January 1, 2015, we and certain of our affiliates entered into a revolving loan facility with AIG Parent, pursuant to which we and each such affiliate can, on a several basis, borrow monies from AIG Parent (as lender) subject to the terms and conditions stated therein. Principal amounts borrowed under this facility may be repaid and re-borrowed, in whole or in part, from time to time, without penalty. However, the total aggregate amount of loans borrowed by all borrowers under the facility cannot exceed $500 million. The loan facility also sets forth individual borrowing limits for each borrower, with our maximum borrowing limit being $500 million.

We had no outstanding balance under this facility at December 31, 2016 or 2015.

13. COMMITMENTS AND CONTINGENCIES

Commitments

Leases

We occupy leased space in many locations under various long-term leases, and have entered into various leases covering long-term use of data processing equipment.

The following table presents the future minimum lease payments under operating leases at December 31, 2016:

                       (in thousands)
                       --------------
                       2017                        $  233
                       2018                           239
                       2019                           248
                       2020                           248
                       2021                           248
                       Remaining years after 2021     496
                                                   ------
                       Total                       $1,712
                                                   ======

Commitments to Fund Partnership Investments

In the normal course of business, we enter into commitments to invest in limited partnerships, private equity funds and hedge funds. These commitments totaled $267 million at December 31, 2016.

Mortgage Loan Commitments

We had $182 million and $56 million in commitments related to commercial and residential mortgage loans, respectively, at December 31, 2016.

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Contingencies

Legal Matters

Various lawsuits against us have arisen in the ordinary course of business. Except as discussed below, we believe it is unlikely that contingent liabilities arising from litigation, income taxes and other matters will have a material adverse effect on our financial position, results of operations or cash flows.

Regulatory Matters

All fifty states and the District of Columbia have laws requiring solvent life insurance companies, through participation in guaranty associations, to pay assessments to protect the interests of policyholders of insolvent life insurance companies. These state insurance guaranty associations generally levy assessments, up to prescribed limits, on member insurers in a particular state based on the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer is engaged. Such assessments are used to pay certain contractual insurance benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. We accrue liabilities for guaranty fund assessments (GFA) when an assessment is probable and can be reasonably estimated. We estimate the liability using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While we cannot predict the amount and timing of any future GFA, we have established reserves we believe are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings. Our liability for these guaranty fund assessments was $2 million at both December 31, 2016 and 2015, net of amounts recoverable through premium tax offsets.

Various federal, state and other regulatory agencies may from time to time review, examine or inquire into our operations, practices and procedures, such as through financial examinations, subpoenas, market conduct exams or regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving us, we believe it is not likely that these regulatory examinations or inquiries will have a material adverse effect on our consolidated financial position, results of operations or cash flows.

14. EQUITY

Accumulated Other Comprehensive Income

The following table presents the components of accumulated other comprehensive income:

                                                                  December 31,
                                                                  ------------
(in millions)                                                      2016   2015
-------------                                                     -----  -----
Unrealized appreciation of fixed maturity and equity securities,
  available for sale                                              $ 612  $ 273
Net unrealized gains on other invested assets                        14     20
Adjustments to DAC and deferred sales inducements                  (148)  (130)
Shadow loss recognition                                             (81)    --
Deferred income tax                                                 (21)   (41)
                                                                  -----  -----
Accumulated other comprehensive income                            $ 376  $ 122
                                                                  =====  =====

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents the other comprehensive income (loss) reclassification adjustments:

                       Unrealized
                      Appreciation
                     (Depreciation)
                        of Fixed
                        Maturity
                     Investments on
                      Which Other-
                         Than-
                       Temporary      Unrealized   Adjustments
                         Credit      Appreciation  to DAC and  Unrealized
                      Impairments   (Depreciation)  Deferred    Insurance
                          were       of All Other     Sales       Loss
(in millions)          Recognized    Investments   Inducements Recognition     Total
-------------        -------------- -------------- ----------- -----------     -----
Year ended
  December 31, 2014
Unrealized change
  arising during
  period                  $ 18          $ 774         $(66)       $(220)   $   $ 506
Less:
  Reclassification
  adjustments
  included in net
  income                     4             29           (3)          (6)          24
                          ----          -----         ----        -----        -----
Total other
  comprehensive
  income (loss),
  before income tax
  expense (benefit)         14            745          (63)        (214)         482
Less: Income tax
  expense (benefit)          3            164          (22)         (75)          70
                          ----          -----         ----        -----        -----
Total other
  comprehensive
  income (loss),
  net of income tax
  expense (benefit)       $ 11          $ 581         $(41)       $(139)   $   $ 412
                          ====          =====         ====        =====        =====
Year ended
  December 31, 2015
Unrealized change
  arising during
  period                  $(45)         $(940)        $197        $ 214    $   $(574)
Less:
  Reclassification
  adjustments
  included in net
  income                     3            (18)           8           --           (7)
                          ----          -----         ----        -----        -----
Total other
  comprehensive
  income (loss),
  before income tax
  expense (benefit)        (48)          (922)         189          214         (567)
Less: Income tax
  expense (benefit)        (17)          (198)          67           75          (73)
                          ----          -----         ----        -----        -----
Total other
  comprehensive
  income (loss),
  net of income tax
  expense (benefit)       $(31)         $(724)        $122        $ 139    $   $(494)
                          ====          =====         ====        =====        =====
Year ended
  December 31, 2016
Unrealized change
  arising during
  period                  $(10)         $ 288         $ 17        $ (81)   $   $ 214
Less:
  Reclassification
  adjustments
  included in net
  income                     6            (61)          35           --          (20)
                          ----          -----         ----        -----        -----
Total other
  comprehensive
  income (loss),
  before income tax
  expense (benefit)        (16)           349          (18)         (81)         234
Less: Income tax
  expense (benefit)         (5)            21           (7)         (29)         (20)
                          ----          -----         ----        -----        -----
Total other
  comprehensive
  income (loss),
  net of income tax
  expense (benefit)       $(11)         $ 328         $(11)       $ (52)   $   $ 254
                          ====          =====         ====        =====        =====

The following table presents the effect of the reclassification of significant items out of accumulated other comprehensive income on the respective line items in the Consolidated Statements of Income:

                                              Amount Reclassified from
                                              Accumulated Other
                                              Comprehensive Income
                                              -----------------------
                                                December 31,
                                              -----------------------
                                                                       Affected Line Item in the
(in millions)                                  2016     2015    2014   Statements of Income
-------------                                 ----     ----     ----   -----------------------------
Unrealized appreciation of fixed maturity
  investments on which other-than-temporary                            Net realized capital gains
  credit impairments were recognized          $  6     $  3     $ 4    (losses)
Unrealized (depreciation)of all other                                  Net realized capital gains
  investments                                  (61)     (18)     29    (losses)
Adjustments to DAC and deferred sales                                  Amortization of deferred
  inducements                                   35        8      (3)   policy acquisition costs
Shadow loss recognition                         --       --      (6)   Policyholder benefits
                                               ----     ----    ---
   Total reclassifications for the period     $(20)    $ (7)    $24
                                               ====     ====    ===

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


15. STATUTORY FINANCIAL DATA AND RESTRICTIONS

The following table presents our statutory net income and capital and surplus:

  (in millions)                                              2016   2015  2014
  -------------                                             ------ ------ ----
  Years Ended December 31,
  Statutory net income                                      $   93 $  365 $320

  At December 31,
  Statutory capital and surplus                             $1,837 $2,090
  Aggregate minimum required statutory capital and surplus     437    451
                                                            ------ ------

We file financial statements prepared in accordance with statutory accounting practices prescribed or permitted by state insurance regulatory authorities. The principal differences between statutory financial statements and financial statements prepared in accordance with U.S. GAAP are that statutory financial statements do not reflect DAC, some bond portfolios may be carried at amortized cost, investment impairments are determined in accordance with statutory accounting practices, assets and liabilities are presented net of reinsurance, policyholder liabilities are generally valued using more conservative assumptions and certain assets are non-admitted. In addition, state insurance regulatory authorities have the right to permit specific practices that deviate from prescribed statutory practices.

The aggregate minimum required statutory capital and surplus is based on the greater of the Risk-based Capital (RBC) level that would trigger regulatory action or minimum requirements per state insurance regulation. At both December 31, 2016 and 2015, we exceeded the minimum required statutory capital and surplus requirements and all RBC minimum required levels.

The NYDFS has the right to permit specific practices that deviate from prescribed practices. The use of permitted statutory accounting practices did not result in reported statutory surplus or risk-based capital that is significantly different from the statutory surplus or risk-based capital that would have been reported had NAIC statutory accounting practices or the prescribed regulatory accounting practices been followed in all respects.

Dividend Restrictions

We are subject to New York State Business Corporation Law, which imposes restrictions on shareholder dividends. The maximum amount of dividends that can be paid by New York domiciled life insurance companies without prior approval of the New York State Department of Financial Services (NYDFS) in a calendar year is set forth in New York Insurance Law. With respect to 2017, the maximum amount of dividends that can be paid by us to the Parent without prior approval of the NYDFS is the lesser of: (1) 10 percent of statutory surplus as regards policyholders as of the immediately preceding calendar year; or (2) statutory net gain from operations for the immediately preceding calendar year, not including realized capital gains. The maximum dividend payout that may be made in 2017 without prior approval of NYDFS is $140 million.

16. BENEFIT PLANS

Effective January 1, 2002, our employees participate in various benefit plans sponsored by AIG Parent, including a noncontributory qualified defined benefit retirement plan, various stock option and purchase plans, a 401(k) plan and a post retirement benefit program for medical care and life insurance (the U.S. Plans). AIG's U.S. Plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates.

Effective January 1, 2016, the defined benefit plans were frozen by AIG. Consequently, these plans are closed to new participants and current participants no longer earn benefits. However, interest credits continue to accrue on the existing cash balance accounts and participants are continuing to accrue years of service for purposes of vesting and early retirement eligibility and subsidies as they continue to be employed by AIG Parent and its subsidiaries.

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


AIG Parent sponsors several defined contribution plans for U.S. employees that provide for pre-tax salary reduction contributions by employees. The most significant plan is the AIG Incentive Savings Plan, for which the matching contribution is 100 percent of the first six percent of a participant's contributions, subject to the IRS-imposed limitations. Effective January 1, 2016, participants in the AIG Incentive Savings Plan receive an additional fully vested, non-elective, non-discretionary employer contribution equal to three percent of the participant's annual base compensation for the plan year, paid each pay period regardless of whether the participant currently contributes to the plan, and subject to the Internal Revenue Service
(IRS)-imposed limitations.

We are jointly and severally responsible with AIG Parent and other participating companies for funding obligations for the U.S. Plans, Employee Retirement Income Security Act (ERISA) qualified defined contribution plans and ERISA plans issued by other AIG subsidiaries (the ERISA Plans). If the ERISA Plans do not have adequate funds to pay obligations due participants, the Pension Benefit Guaranty Corporation or Department of Labor could seek payment of such amounts from the members of the AIG ERISA control group, including us. Accordingly, we are contingently liable for such obligations. We believe that the likelihood of payment under any of these plans is remote. Accordingly, we have not established any liability for such contingencies.

17. INCOME TAXES

The following table presents the income tax expense (benefit) attributable to pre-tax income (loss):

                    Years Ended December 31,
                    (in millions)             2016 2015 2014
                    -------------             ---- ---- ----
                    Current                   $ 6  $ 63 $ 82
                    Deferred                   14    63  123
                                              ---  ---- ----
                    Total income tax expense  $20  $126 $205
                                              ===  ==== ====

The U.S. statutory income tax rate is 35 percent for 2016, 2015 and 2014. Actual income tax (benefit) expense differs from the statutory U.S. federal amount computed by applying the federal income tax rate, due to the following:

Years Ended December 31,
(in millions)                                                      2016  2015  2014
-------------                                                      ----  ----  ----
U.S federal income tax expense at statutory rate                   $ 37  $137  $206
Adjustments:
   Reclassifications from accumulated other comprehensive income    (13)  (10)   (9)
   Dividends received deduction                                      (2)   (1)   (1)
   State income tax                                                   1     2    13
   Capital loss carryover write-off                                  --    (2)  (15)
   Valuation allowance                                               --    --    29
   Other                                                             (3)   --   (18)
                                                                   ----  ----  ----
Total income tax expense                                           $ 20  $126  $205
                                                                   ----  ----  ----

Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

The following table presents the components of the net deferred tax assets (liabilities):

Years Ended December 31,
(in millions)                                                               2016   2015
-------------                                                              -----  -----
Deferred tax assets:
   Basis differences on investments                                          248    292
   Policy reserves                                                           369    307
   State deferred tax benefits                                                 3      2
                                                                           -----  -----
Total deferred tax assets                                                    620    601
                                                                           -----  -----
Deferred tax liabilities:
   Deferred policy acquisition costs                                        (186)  (118)
   Net unrealized gains on debt and equity securities available for sale    (141)   (58)
   Other                                                                     (17)   (39)
                                                                           -----  -----
Total deferred tax liabilities                                              (344)  (215)
                                                                           -----  -----
Net deferred tax asset before valuation allowance                            276    386
Valuation allowance                                                           --   (115)
                                                                           -----  -----
Net deferred tax asset                                                     $ 276  $ 271
                                                                           =====  =====

The following table presents our tax losses and credit carryforwards on a tax return basis.

            December 31, 2016                   Tax     Expiration
            (in millions)                     Effected   Periods
            -----------------                 -------- ------------
            Foreign tax credit carryforwards     $2    2017 to 2024

We are included in the consolidated federal income tax return of our ultimate parent, AIG Parent. Under the tax sharing agreement with AIG Parent, taxes are recognized and computed on a separate company basis. To the extent that benefits for net operating losses, tax credits or net capital losses are utilized on a consolidated basis, we will recognize tax benefits based upon the amount of the deduction and credits utilized in the consolidated federal income tax return.

We calculate current and deferred state income taxes using the actual apportionment and statutory rates for states in which we are required to file on a separate basis. In states that have a unitary regime, AIG Parent accrues and pays the taxes owed and does not allocate the provision or cash settle the expense with the members of the unitary group. Unlike for federal income tax purposes, AIG Parent does not have state tax sharing agreements. AIG Parent has determined that because the unitary tax expense will never be borne by the subsidiaries, the state tax unitary liability is not included in this separate company expense.

Assessment of Deferred Tax Asset Valuation Allowance

The evaluation of the recoverability of the deferred tax asset and the need for a valuation allowance requires us to weigh all positive and negative evidence to reach a conclusion that it is more likely than not that all or some portion of the deferred tax asset will not be realized. The weight given to the evidence is commensurate with the extent to which it can be objectively verified. The more negative evidence that exists, the more positive evidence is necessary and the more difficult it is to support a conclusion that a valuation allowance is not needed.

Our framework for assessing the recoverability of deferred tax assets requires us to consider all available evidence, including:

..   the nature, frequency and severity of cumulative financial reporting losses in recent years;

..   the predictability of future operating profitability of the character necessary to realize the net deferred tax asset;

..   the carryforward periods for the net operating loss, capital loss and foreign tax credit carryforwards, including the effect of reversing taxable temporary differences; and

..   prudent and feasible tax planning strategies that would be implemented, if necessary, to protect against the loss of deferred tax assets.

Estimates of future taxable income, including income generated from prudent and feasible actions and tax planning strategies, could change in the near term, perhaps materially, which may require us to consider any potential impact to

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

our assessment of the recoverability of the deferred tax asset. Such potential impact could be material to our consolidated financial condition or results of operations for an individual reporting period.

At December 31, 2016, recent changes in market conditions, including interest rate fluctuations, impacted the unrealized tax gain losses in our available-for-sale portfolio, resulting in a decrease to the related deferred tax asset. The deferred tax asset relates to net unrealized losses for which the carryforward period has not yet begun, and as such, when assessing its recoverability, we consider our ability and intent to hold the underlying securities to recovery. As of December 31, 2016, based on all available evidence we concluded that no valuation allowance should be established on a portion of the deferred tax asset.

During 2016, we released $115 million of valuation allowance to other comprehensive income. In 2015, we established $115 million of valuation allowance associated with the unrealized tax losses, all of which was allocated to other comprehensive income.

Accounting For Uncertainty in Income Taxes

The following table presents a reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits, excluding interest and penalties:

         (in millions)                                       Years Ended December 31,
         -------------                                       ------------------------
                                                             2016         2015
                                                             ----         ----
         Gross unrecognized tax benefits, beginning of year  $--          $--
            Increases in tax position for prior years         --           --
            Decreases in tax position for prior years         --           --
                                                             ---          ---
         Gross unrecognized tax benefits, end of year        $--          $--
                                                             ===          ===

At December 31, 2016 and 2015, the amounts of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate were less than $1 million, respectively.

Interest and penalties related to unrecognized tax benefits are recognized in income tax expense. At both December 31, 2016 and 2015, we had accrued liabilities of less than $1 million for the payment of interest (net of the federal benefit) and penalties. In both 2016 and 2015 we recognized no interest, and in 2014, we recognized expense of $2 million of interest (net of the federal benefit) and penalties related to unrecognized tax benefits.

We regularly evaluate proposed adjustments by taxing authorities. At
December 31, 2016, such proposed adjustments would not have resulted in a material change to our consolidated financial condition, although it is possible that the effect could be material to our consolidated results of operations for an individual reporting period. Although it is reasonably possible that a change in the balance of unrecognized tax benefits may occur within the next twelve months, based on the information currently available, we do not expect any change to be material to our consolidated financial condition.

We are currently under IRS examination for the taxable years 2007 to 2010. Although the final outcome of possible issues raised in any future examination is uncertain, we believe that the ultimate liability, including interest, will not materially exceed amounts recorded in the consolidated financial statements. Taxable years 2001 to 2016 remain subject to examination by major tax jurisdictions.

18. RELATED PARTY TRANSACTIONS

Events Related to AIG Parent

AIG is subject to regulation by the Board of Governors of the Federal Reserve System (the Federal Reserve) as a systemically important financial institution
(SIFI) pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act. AIG is subject to regulation by the Federal Reserve as a savings and loan holding company.

On January 26, 2016, AIG announced several actions designed to create a leaner, more profitable and focused insurer. In the fourth quarter of 2016, AIG finalized its plan to reorganize its operating model into "modular," self-contained

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

business units to enhance transparency and accountability. Additionally, AIG also introduced a Legacy Portfolio, which aims to maximize shareholder value, release capital related to certain run-off non-strategic assets and run-off insurance lines, and highlight progress on improving the return on equity of AIG's Core portfolio. AIG's Core Portfolio includes its Commercial Insurance and Consumer Insurance business, as well as Other Operations. Accordingly, AIG modified the presentation of its segment results in its 2016 Annual report on Form 10-K to reflect its new operating structure.

Additional information on AIG is publicly available in AIG Parent's regulatory filings with the U.S. Securities and Exchange Commission (SEC), which can be found at www.sec.gov. Information regarding AIG Parent as described herein is qualified by regulatory filings AIG Parent files from time to time with the SEC.

Operating Agreements

Pursuant to a cost allocation agreement, we purchase administrative, investment management, accounting, marketing and data processing services from AIG Parent or its subsidiaries. The allocation of costs for investment management services is based on the level of assets under management. The allocation of costs for other services is based on estimated level of usage, transactions or time incurred in providing the respective services. We incurred approximately $149 million, $163 million and $173 million for such services in 2016, 2015 and 2014, respectively. Amounts payable for such services were $22 million and $13 million at December 31, 2016 and 2015, respectively.

American Home and National Union Guarantees

We have a General Guarantee Agreement with American Home Assurance Company (American Home), an indirect wholly owned subsidiary of AIG Parent. Pursuant to the terms of this agreement, American Home has unconditionally and irrevocably guaranteed insurance policies we issued between March 3, 2003 and April 30, 2010.

We (as successor-in-interest to American International Life Assurance Company of New York (AI Life)) have a General Guarantee Agreement with National Union Fire Insurance Company of Pittsburgh, Pa. (National Union), an indirect wholly owned subsidiary of AIG Parent. Pursuant to the terms of this agreement, National Union has unconditionally and irrevocably guaranteed insurance policies issued by AI Life between July 13, 1998 and April 30, 2010.

We (as successor-in-interest to First SunAmerica Life Insurance Company (FSA)) have a General Guarantee Agreement with American Home. Pursuant to the terms of this agreement, American Home has unconditionally and irrevocably guaranteed policies of insurance issued by FSA between January 4, 1999 and January 31, 2008.

American Home's and National Union's audited statutory financial statements are filed with the SEC in our registration statements for variable products we issued that are subject to these guarantees.

Other

See Note 6 for discussion of affiliated reinsurance.

We purchase or sell securities, at fair market value, to or from our affiliates in the ordinary course of business.

During 2015, we transferred certain hedge fund and private equity investments at fair market value to American Home, in exchange for cash and marketable securities totaling $61 million, as part of an initiative to improve asset-liability management in AIG's domestic life and property casualty insurance companies. There were no transfers to American Home in 2016.

We engage in structured settlement transactions, certain of which involve affiliated property and casualty insurers that are subsidiaries of AIG Parent. In a structured settlement arrangement, a property and casualty insurance policy claimant has agreed to settle a casualty insurance claim in exchange for fixed payments over either a fixed determinable period of time or a life-contingent period. In such claim settlement arrangements, a casualty insurance claim payment provides the funding for the purchase of a single premium immediate annuity (SPIA) issued by us for the ultimate benefit of the claimant. The portion of our liabilities related to structured settlements involving life contingencies

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

is reported in future policy benefits, while the portion not involving life contingencies is reported in policyholder contract deposits. In certain structured settlement arrangements, the property and casualty insurance company remains contingently liable for the payments to the claimant.

                          PART C -- OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements

The following financial statements are included in Part B of this Registration
Statement:


      - Audited Financial Statements of FS Variable Separate Account of The United States Life Insurance Company in the City of New York for the year ended December 31, 2016.

      - Audited Financial Statements of The United States Life Insurance Company in the City of New York for the years ended December 31, 2016, 2015 and 2014.


(b)  Exhibits



(1)      (a)     Resolutions Establishing Separate Account................................................. 1
(2)      Custody Agreements................................................................................ Not Applicable
(3)      (a)     Distribution Agreement.................................................................... 4
         (b)     Selling Agreement......................................................................... 4
(4)      (a)     USL Variable Annuity Contract (US-805 (1/16))............................................. 9
         (b)     USL Guaranteed Living Benefit Endorsement (USLE-8042 (4/16)).............................. 9
         (c)     USL Guaranteed Living Benefit Endorsement (USLE-8043 (4/16)).............................. 9
         (d)     USL IRA Endorsement (USLE-6171 (12/15))................................................... 9
         (e)     USL Roth IRA Endorsement (USLE-6172 (12/15)).............................................. 9
         (f)     USL IRA SEP Endorsement (USLE-6173 (12/15))............................................... 9
         (g)     USL Pension and Profit Sharing Plan Endorsement (USLE-6067 (12/15))....................... 9
         (h)     USL Extended Legacy Program Guide......................................................... 7
(5)      (a)     USL Annuity Application (USL-580 (1/16)).................................................. 9
(6)      Corporate Documents of Depositor
         (a)     Copy of the Bylaws of the United States Life Insurance Company in the City of New York,
                 amended and restated December 14, 2010.................................................... 3
(7)      Reinsurance Contract.............................................................................. Not Applicable
(8)      Material Contracts
         (a)     Anchor Series Trust Fund Participation Agreement.......................................... 5
         (b)     SunAmerica Series Trust Fund Participation Agreement...................................... 5
         (c)     American Funds Insurance Series and SunAmerica Series Trust Master-Feeder Fund
                 Participation Agreement................................................................... 2
         (d)     Seasons Series Trust Fund Participation Agreement......................................... 5
         (e)(1)  Goldman Sachs Variable Insurance Trust Fund Participation Agreement....................... 6
         (e)(2)  Amendments to Goldman Sachs Variable Insurance Trust Fund Participation Agreement......... 9
         (f)     Letters of Consent to the Assignment of the Fund Participation Agreement.................. 4
(9)      Opinion of Counsel and Consent of Depositor....................................................... 9
(10)     Consent........................................................................................... Filed Herewith
(11)     Financial Statements Omitted from Item 23......................................................... Not Applicable
(12)     Initial Capitalization Agreement.................................................................. Not Applicable
(13)     Other
         (a)     Power of Attorney -- The United States Life Insurance Company in the City of New York
                 Directors................................................................................. 8


--------
1 Incorporated by reference to the Initial Registration Statement, File Nos.
  333-102137 and 811-08810, filed December 23, 2002, Accession No.
  0000898430-02-004616.

2 Incorporated by reference to Post-Effective Amendment No. 13 and Amendment
  No. 14, File Nos. 333-102137 and 811-08810, filed on April 30, 2007,
  Accession No. 0000950124-07-002498.

3 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No.
  2, File Nos. 333-171493 and 811-04865-01, filed on May 2, 2011, Accession
  No. 0001193125-11-120900.

4 Incorporated by reference to Initial Registration Statement, File Nos.
  333-178841 and 811-08810, filed on January 3, 2012, Accession No. 0000950123-11-104741.

5 Incorporated by reference to Post-Effective Amendment No. 3 and Amendment No.
  3, File Nos. 333-178842 and 811-08810, filed on July 13, 2012, Accession No. 0000950123-12-010018.

6 Incorporated by reference to Post-Effective Amendment No. 10 to Form N-6
  Registration Statement, File No. 333-48457, filed on May 2, 2005, Accession No. 0001193125-05-091912.

7 Incorporated by reference to Post-Effective Amendment No. 2 and Amendment No.
  3, File Nos. 333-198223 and 811-03859, filed April 30, 2015, Accession No.
  0001193125-15-161094.

8 Incorporated by reference to Initial Registration Statement, File Nos.
  333-213339 and 811-08810, filed on August 26, 2016, Accession No.
  0001193125-16-693869.


9 Incorporated by reference to Post-Effective Amendment No. 3 and Amendment No.
  3, File Nos. 333-213339 and 811-08810, filed on December 19, 2016, Accession No. 0001193125-16-793057.


ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of the Company are set forth below. The business address of each officer and director is 2919 Allen Parkway, Houston, Texas 77019, unless otherwise noted.



NAMES POSITIONS AND OFFICES HELD WITH DEPOSITOR
-------------------------------------------------
Kevin T. Hogan(3)                                 Director, Chairman of the Board, Chief Executive Officer and
                                                  President
Katherine A. Anderson                             Director, Senior Vice President and Chief Risk Officer
Robert M. Beuerlein (8)                           Director
William J. Carr (7)                               Director
Thomas J. Diemer                                  Director, Executive Vice President and Chief Financial Officer
Gaurav D. Garg                                    Director
Deborah A. Gero(5)                                Director, Senior Vice President and Chief Investment Officer
Michael P. Harwood                                Director, Senior Vice President, Chief Actuary and Corporate
                                                  Illustration Actuary
Glen D. Keller (9)                                Director
Charles S. Shamieh(3)                             Executive Vice President, Head of Legacy Portfolio
Jana W. Greer(1)                                  President, Individual Retirement
Rodney E. Rishel                                  President, Life, Disability and Health
Jonathan J. Novak(5)                              President, Institutional Markets
Robert J. Scheinerman                             Executive Vice President, Head of Individual Retirement
Don W. Cummings(3)                                Senior Vice President and Controller
William C. Kolbert(4)                             Senior Vice President and Business Information Officer
Stephen A. Maginn(1)                              Senior Vice President and Chief Distribution Officer
Christine A. Nixon(1)                             Senior Vice President
Sabyasachi Ray(3)                                 Senior Vice President and Chief Operations Officer
Kyle L. Jennings                                  Senior Vice President and Chief Compliance Officer
Yoav Tamir(1)                                     Senior Vice President, Market Risk Management
Sai P. Raman(4)                                   Senior Vice President, Institutional Markets
Timothy M. Heslin                                 Senior Vice President, Products
Sarah J. VanBeck                                  Senior Vice President and Life Controller
Justin J.W. Caulfield(3)                          Vice President and Treasurer
Mallary L. Reznik(1)                              Vice President, General Counsel and Assistant Secretary
Julie Cotton Hearne                               Vice President and Secretary
John B. Deremo(2)                                 Vice President, Distribution
Leo W. Grace                                      Vice President, Product Filing
Tracey E. Harris                                  Vice President, Product Filing
T. Clay Spires                                    Vice President and Tax Officer
Daniel R. Cricks                                  Vice President and Tax Officer
Josephine B. Lowman                               Vice President and Tax Officer
Michael E. Treske(1)                              Vice President, Distribution
Frank Kophamel                                    Vice President and Appointed Actuary
Christina M. Haley(1)                             Vice President, Product Filing
Marla S. Campagna(5)                              Vice President
Manda Ghaferi(1)                                  Vice President
Timothy L. Gladura                                Vice President
Mary M. Newitt(1)                                 Vice President, Product Filing
Keith C. Honig(5)                                 Vice President
Becky L. Strom                                    Anti-Money Laundering and Economic Sanctions Compliance Officer
Lisa K. Gerhart                                   Vice President and Assistant Life Controller
Jennifer A. Roth (1)                              Vice President, 38a-1 Compliance Officer
David J. Kumatz(2)                                Assistant Secretary
Virginia N. Puzon(1)                              Assistant Secretary
Rosemary Foster                                   Assistant Secretary
Michael Plotkin(2)                                Assistant Tax Officer




NAMES POSITIONS AND OFFICES HELD WITH DEPOSITOR
-------------------------------------------------
Grace D. Harvey                                   Illustration Actuary
Laszlo Kulin(6)                                   Investment Tax Officer
Alireza Vaseghi(6)                                Managing Director and Chief Operating Officer, Institutional
                                                  Markets
Melissa H. Cozart                                 Privacy Officer

--------
(1)   21650 Oxnard Street, Woodland Hills, CA 91367

(2)   2000 American General Way, Brentwood, TN 37027

(3)   175 Water Street, New York, NY 10038

(4)   50 Danbury Road, Wilton, CT 06897

(5)   777 S. Figueroa Street, Los Angeles, CA 90017


(6)   80 Pine Street, New York, NY 10005


(7)   147 Warrenton Drive, Houston, TX 77024

(8)   3435 Sassafras Court, The Villages, FL 32163

(9)   2623 Pinebend Drive, Pearland, TX 77584



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Registrant is a separate account of The United States Life Insurance Company in the City of New York ("Depositor"). The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.'s Form 10-K, SEC File No. 001-08787, Accession No. 0000005272-17-000017, filed on February 23, 2017. Exhibit 21 is incorporated herein by reference.



ITEM 27.  NUMBER OF CONTRACT OWNERS


As of March 30, 2017, the number of Polaris Advisory Income contracts funded by FS Variable Separate Account was 0 of which 0 were qualified contracts and 0 were non-qualified contracts.



ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity in any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.


ITEM 29.  PRINCIPAL UNDERWRITER

(a) AIG Capital Services, Inc. acts as distributor for the following investment companies:

     AMERICAN GENERAL LIFE INSURANCE COMPANY
     Variable Separate Account
     Variable Annuity Account One
     Variable Annuity Account Two
     Variable Annuity Account Four
     Variable Annuity Account Five
     Variable Annuity Account Seven
     Variable Annuity Account Nine
     Separate Account A
     Separate Account D
     Separate Account I
     Separate Account II
     Separate Account VA-1
     Separate Account VA-2
     Separate Account VL-R
     Separate Account VUL
     Separate Account VUL-2
     AG Separate Account A


     THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK FS Variable Separate Account
     FS Variable Annuity Account One
     FS Variable Annuity Account Two
     FS Variable Annuity Account Five
     Separate Account USL VA-R
     Separate Account USL VL-R
     Separate Account USL A
     Separate Account USL B


     THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
     Separate Account A

(b)  Directors, Officers and principal place of business:



OFFICER/DIRECTORS*                                          POSITION
------------------------------ ------------------------------------------------------------------
   Peter A. Harbeck(1)         Director
   Stephen A. Maginn           Director, Senior Vice President
   James T. Nichols(1)         Director, President and Chief Executive Officer
   Frank Curran(1)             Vice President, Chief Financial Officer, Chief Operation Officer,
                               Controller and Treasurer
   Rebecca Snider(2)           Chief Compliance Officer
   John T. Genoy(1)            Vice President
   Mallary L. Reznik           Vice President
   Christine A. Nixon          Secretary
   Julie A. Cotton Hearne(2)   Assistant Secretary
   Rosemary Foster(2)          Assistant Secretary
   Virginia N. Puzon           Assistant Secretary
   Thomas Clayton Spires(2)    Vice President, Tax Officer
   Michael E. Treske           Chief Distribution Officer, Mutual Funds and Variable Annuities


     --------

      * Unless otherwise indicated, the principal business address of AIG Capital Services, Inc. and of each of the above individuals is 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4997.

     (1) Principal business address is Harborside 5, 185 Hudson Street, Jersey City, NJ 07311.

     (2)   Principal business address 2919 Allen Parkway, Houston, TX 77019.


(c) AIG Capital Services, Inc. retains no compensation or commissions from the Registrant.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of The United States Life Insurance Company in the City of New York at its principal executive office located at 175 Water Street, New York, New York 10038 or at The United States Life Insurance Company in the City of New York's Annuity Service Center located at P.O. Box 15570, Amarillo, Texas 79105-5570.


ITEM 31.  MANAGEMENT SERVICES

Not Applicable.


ITEM 32.  UNDERTAKINGS

GENERAL REPRESENTATIONS

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.

UNDERTAKINGS OF THE REGISTRANT

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FS Variable Separate Account, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 24th day of April, 2017.



                                       FS VARIABLE SEPARATE ACCOUNT
                                       (Registrant)


                                       BY:  THE UNITED STATES LIFE INSURANCE
                                          COMPANY IN THE CITY OF NEW YORK
                                          (On behalf of the Registrant and
                                          itself)



                                       BY: /s/  SARAH J. VANBECK

                                          -------------------------------------

                                          SARAH J. VANBECK
                                          SENIOR VICE PRESIDENT AND LIFE
CONTROLLER


As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons, on behalf of the Registrant and Depositor, in the capacities and on the dates indicated.



            SIGNATURE                                        TITLE                                 DATE
---------------------------------   ------------------------------------------------------   ---------------
*KEVIN T. HOGAN                        Director, Chairman of the Board, Chief Executive      April 24, 2017
------------------------------                      Officer, and President
KEVIN T. HOGAN

------------------------------          Director, Senior Vice President and Chief Risk
KATHERINE A. ANDERSON
                                                            Officer

                                                           Director
------------------------------
ROBERT M. BEUERLEIN

*WILLIAM J. CARR                                           Director                          April 24, 2017
------------------------------
WILLIAM J. CARR

*THOMAS J. DIEMER                        Director, Executive Vice President and Chief        April 24, 2017
------------------------------                         Financial Officer
THOMAS J. DIEMER

------------------------------                             Director
GAURAV D. GARG

*DEBORAH A. GERO                     Director, Senior Vice President and Chief Investment    April 24, 2017
------------------------------                              Officer
DEBORAH A. GERO

*MICHAEL P. HARWOOD                   Director, Senior Vice President, Chief Actuary and     April 24, 2017
------------------------------                  Corporate Illustration Actuary
MICHAEL P. HARWOOD

------------------------------                             Director
GLEN D. KELLER

*JANA W. GREER                                 President, Individual Retirement              April 24, 2017
------------------------------
JANA W. GREER

*DON W. CUMMINGS                             Senior Vice President and Controller            April 24, 2017
------------------------------
DON W. CUMMINGS

/s/  MANDA GHAFERI                                     Attorney-in-Fact                      April 24, 2017
------------------------------
*MANDA GHAFERI




                                 EXHIBIT INDEX




 EXHIBIT NO.     DESCRIPTION
-------------   ------------
(10)            Consent